UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

•	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

•	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

•	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

•	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

•	PIMCO Investment Grade Corporate Bond Exchange-Traded Fund

•	PIMCO Active Bond Exchange-Traded Fund

•	PIMCO Enhanced Low Duration Active Exchange-Traded Fund

•	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

•	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

•	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

•	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

•	PIMCO Multisector Bond Active Exchange-Traded Fund

•	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

•	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

•	PIMCO Senior Loan Active Exchange-Traded Fund

•	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

•	PIMCO Ultra Short Government Active Exchange-Traded Fund

•	PIMCO Commodity Strategy Active Exchange-Traded Fund

(b)	Not applicable to the open-end investment companies.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

HYS  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,535,555
# of Portfolio Holdings	856
Portfolio Turnover Rate	32%
Total Net Management Fees Paid During the Reporting Period	$4,101
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	93.1%
Loan Participations and Assignments	1.9%
Common Stocks	0.2%
Other Investments	0.1%
Short-Term Instruments	5.7%
Affiliated Investments	2.8%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(3.8%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

HYS  | Principal Listing Exchange: NYSE Arca

ETF4780TSRSAR_123125

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

STPZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$430,055
# of Portfolio Holdings	26
Portfolio Turnover Rate	13%
Total Net Management Fees Paid During the Reporting Period	$447
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.3%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

STPZ  | Principal Listing Exchange: NYSE Arca

ETF4792TSRSAR_123125

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

LTPZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$685,257
# of Portfolio Holdings	16
Portfolio Turnover Rate	3%
Total Net Management Fees Paid During the Reporting Period	$700
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

LTPZ  | Principal Listing Exchange: NYSE Arca

ETF4794TSRSAR_123125

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

ZROZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,556,304
# of Portfolio Holdings	21
Portfolio Turnover Rate	9%
Total Net Management Fees Paid During the Reporting Period	$1,241
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Treasury Obligations	100.0%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

ZROZ  | Principal Listing Exchange: NYSE Arca

ETF4735TSRSAR_123125

PIMCO Active Bond Exchange-Traded Fund

BOND  | Principal Listing Exchange: NYSE

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Active Bond Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Active Bond Exchange-Traded Fund	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$6,847,347
# of Portfolio Holdings	1,765
Portfolio Turnover Rate	209%
Total Net Management Fees Paid During the Reporting Period	$14,346
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	62.7%
Corporate Bonds & Notes	25.4%
Asset-Backed Securities	13.7%
U.S. Treasury Obligations	12.2%
Non-Agency Mortgage-Backed Securities	7.7%
Sovereign Issues	2.9%
Municipal Bonds & Notes	0.8%
Preferred Securities	0.7%
Loan Participations and Assignments	0.2%
Short-Term Instruments	1.4%
Affiliated Investments	3.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(31.6%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Active Bond Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

BOND  | Principal Listing Exchange: NYSE

ETF4700TSRSAR_123125

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

TIPZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$91,569
# of Portfolio Holdings	40
Portfolio Turnover Rate	64%
Total Net Management Fees Paid During the Reporting Period	$98
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Treasury Obligations	99.1%
Short-Term Instruments	0.9%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

TIPZ  | Principal Listing Exchange: NYSE Arca

ETF4795TSRSAR_123125

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

LDUR  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Enhanced Low Duration Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,208,304
# of Portfolio Holdings	791
Portfolio Turnover Rate	146%
Total Net Management Fees Paid During the Reporting Period	$2,275
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	36.0%
U.S. Government Agencies	31.8%
Asset-Backed Securities	23.3%
Non-Agency Mortgage-Backed Securities	4.4%
Sovereign Issues	3.7%
U.S. Treasury Obligations	1.1%
Municipal Bonds & Notes	0.5%
Short-Term Instruments	13.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

LDUR  | Principal Listing Exchange: NYSE Arca

ETF4756TSRSAR_123125

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

EMNT  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$211,001
# of Portfolio Holdings	207
Portfolio Turnover Rate	42%
Total Net Management Fees Paid During the Reporting Period	$251
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	32.6%
U.S. Government Agencies	15.0%
Asset-Backed Securities	10.1%
U.S. Treasury Obligations	1.8%
Non-Agency Mortgage-Backed Securities	1.4%
Sovereign Issues	0.1%
Short-Term Instruments	38.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

EMNT  | Principal Listing Exchange: NYSE Arca

ETF4757TSRSAR_123125

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

MINT  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$14,573,721
# of Portfolio Holdings	923
Portfolio Turnover Rate	26%
Total Net Management Fees Paid During the Reporting Period	$24,835
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	58.9%
Asset-Backed Securities	15.4%
U.S. Government Agencies	14.7%
U.S. Treasury Obligations	2.7%
Non-Agency Mortgage-Backed Securities	1.8%
Sovereign Issues	0.6%
Short-Term Instruments	5.5%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

MINT  | Principal Listing Exchange: NYSE Arca

ETF4750TSRSAR_123125

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

MUNI  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,527,390
# of Portfolio Holdings	587
Portfolio Turnover Rate	10%
Total Net Management Fees Paid During the Reporting Period	$3,968
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Health, Hospital & Nursing Home Revenue	16.1%
Local or Guaranteed Housing	14.4%
Ad Valorem Property Tax	8.7%
Natural Gas Revenue	7.1%
Electric Power & Light Revenue	5.9%
Income Tax Revenue	4.7%
Highway Revenue Tolls	3.6%
College & University Revenue	3.0%
Sales Tax Revenue	2.8%
Miscellaneous Revenue	2.6%
Water Revenue	2.5%
Other Investments	13.3%
Short-Term Instruments	14.7%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

MUNI  | Principal Listing Exchange: NYSE Arca

ETF4754TSRSAR_123125

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

CORP  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,368,948
# of Portfolio Holdings	1,395
Portfolio Turnover Rate	7%
Total Net Management Fees Paid During the Reporting Period	$1,361
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	92.1%
U.S. Treasury Obligations	10.4%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

CORP  | Principal Listing Exchange: NYSE Arca

ETF4760TSRSAR_123125

PIMCO Commodity Strategy Active Exchange-Traded Fund

CMDT  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Commodity Strategy Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Commodity Strategy Active Exchange-Traded Fund	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$608,103
# of Portfolio Holdings	379
Portfolio Turnover Rate	21%
Total Net Management Fees Paid During the Reporting Period	$1,772
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Corporate Bonds & Notes	29.7%
Commodities	15.9%
U.S. Government Agencies	13.3%
Asset-Backed Securities	11.1%
Non-Agency Mortgage-Backed Securities	1.3%
Sovereign Issues	0.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.5%
Affiliated Investments	2.6%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	6.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Commodity Strategy Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

CMDT  | Principal Listing Exchange: NYSE Arca

ETF4741TSRSAR_123125

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

PMBS  | Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$962,859
# of Portfolio Holdings	1,123
Portfolio Turnover Rate	620%
Total Net Management Fees Paid During the Reporting Period	$1,533
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	186.4%
Asset-Backed Securities	4.4%
Non-Agency Mortgage-Backed Securities	1.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.2%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	(96.0%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

PMBS  | Principal Listing Exchange: NASDAQ

ETF4742TSRSAR_123125

PIMCO Multisector Bond Active Exchange-Traded Fund

PYLD  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Multisector Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Multisector Bond Active Exchange-Traded Fund	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,218,593
# of Portfolio Holdings	1,803
Portfolio Turnover Rate	413%
Total Net Management Fees Paid During the Reporting Period	$22,373
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
U.S. Government Agencies	53.5%
Corporate Bonds & Notes	29.1%
Asset-Backed Securities	28.3%
Non-Agency Mortgage-Backed Securities	9.6%
Sovereign Issues	5.6%
U.S. Treasury Obligations	3.8%
Loan Participations and Assignments	2.8%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	36.5%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(69.4%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Multisector Bond Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

PYLD  | Principal Listing Exchange: NYSE Arca

ETF4796TSRSAR_123125

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

MINO  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$466,775
# of Portfolio Holdings	402
Portfolio Turnover Rate	19%
Total Net Management Fees Paid During the Reporting Period	$723
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Health, Hospital & Nursing Home Revenue	14.4%
Local or Guaranteed Housing	12.4%
Ad Valorem Property Tax	7.7%
Port, Airport & Marina Revenue	5.6%
Electric Power & Light Revenue	4.1%
Natural Gas Revenue	3.4%
Sales Tax Revenue	3.1%
Industrial Revenue	3.1%
College & University Revenue	3.1%
Miscellaneous Revenue	3.0%
Income Tax Revenue	2.9%
Other Investments	19.8%
Short-Term Instruments	16.1%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

MINO  | Principal Listing Exchange: NYSE Arca

ETF4764TSRSAR_123125

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

PRFD  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$202,167
# of Portfolio Holdings	216
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$694
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Corporate Bonds & Notes	60.5%
Preferred Securities	33.6%
Short-Term Instruments	4.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	1.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

PRFD  | Principal Listing Exchange: NYSE Arca

ETF4790TSRSAR_123125

PIMCO Senior Loan Active Exchange-Traded Fund

LONZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Senior Loan Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Senior Loan Active Exchange-Traded Fund	$31	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$482,648
# of Portfolio Holdings	293
Portfolio Turnover Rate	59%
Total Net Management Fees Paid During the Reporting Period	$1,896
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Loan Participations and Assignments	81.5%
Corporate Bonds & Notes	2.1%
U.S. Treasury Obligations	0.2%
Short-Term Instruments	19.4%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(3.2%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Senior Loan Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

LONZ  | Principal Listing Exchange: NYSE Arca

ETF4774TSRSAR_123125

PIMCO Ultra Short Government Active Exchange-Traded Fund

BILZ  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Ultra Short Government Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Ultra Short Government Active Exchange-Traded Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$838,350
# of Portfolio Holdings	17
Portfolio Turnover Rate	0%
Total Net Management Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Short-Term Instruments	100.3%
Other Assets and Liabilities, Net	(0.3%)
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Ultra Short Government Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

BILZ  | Principal Listing Exchange: NYSE Arca

ETF4752TSRSAR_123125

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

SMMU  | Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report | December 31, 2025

This semi-annual shareholder report contains important information about the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$977,571
# of Portfolio Holdings	351
Portfolio Turnover Rate	13%
Total Net Management Fees Paid During the Reporting Period	$1,670
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Local or Guaranteed Housing	19.1%
Health, Hospital & Nursing Home Revenue	13.3%
Ad Valorem Property Tax	8.9%
Electric Power & Light Revenue	6.9%
Natural Gas Revenue	6.6%
Water Revenue	5.2%
Highway Revenue Tolls	2.8%
Income Tax Revenue	2.6%
General Fund	2.6%
College & University Revenue	2.2%
Miscellaneous Revenue	2.2%
Other Investments	14.0%
Short-Term Instruments	12.8%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: www.pimco.com/tax.

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Semi-Annual Shareholder Report |

December 31, 2025

SMMU  | Principal Listing Exchange: NYSE Arca

ETF4753TSRSAR_123125

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statement and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ semiannual Financial Statements and Financial Highlights.

PIMCO ETF Trust

(b)	Not applicable.

PIMCO ETF TRUST

Semiannual Financial and Other Information

December 31, 2025

Index Exchange-Traded Funds

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund | ZROZ | NYSE Arca

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund | STPZ | NYSE Arca

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund | LTPZ | NYSE Arca

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund | TIPZ | NYSE Arca

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | HYS | NYSE Arca

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund | CORP | NYSE Arca

Actively-Managed Exchange-Traded Funds

PIMCO Active Bond Exchange-Traded Fund | BOND | NYSE

PIMCO Enhanced Low Duration Active Exchange-Traded Fund | LDUR | NYSE Arca

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund | EMNT | NYSE Arca

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund | MINT | NYSE Arca

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund | MUNI | NYSE Arca

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund | PMBS | Nasdaq

PIMCO Multisector Bond Active Exchange-Traded Fund | PYLD | NYSE Arca

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund | MINO | NYSE Arca

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | PRFD | NYSE Arca

PIMCO Senior Loan Active Exchange-Traded Fund | LONZ | NYSE Arca

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | SMMU | NYSE Arca

PIMCO Ultra Short Government Active Exchange-Traded Fund | BILZ | NYSE Arca

PIMCO Commodity Strategy Active Exchange-Traded Fund | CMDT | NYSE Arca

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Important Information About the Funds

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. An Index Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. The Trust also includes the PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, PIMCO Ultra Short Government Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund, which, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, a “Fund” or the “Funds”). Shares of the Funds, except PIMCO Active Bond Exchange-Traded Fund and PIMCO Mortgage-Backed Securities Active Exchange-Trade Fund, are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”), the shares of the PIMCO Active Bond Exchange-Traded Fund are listed and traded at market prices on the New York Stock Exchange (“NYSE”) and the shares of the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund are listed and traded at market prices on the Nasdaq Stock Market (“Nasdaq”), each a national securities exchange, and other securities markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, there could be increased sales of shares, which, among other things, could further reduce the market price for a Fund’s shares.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s

2	PIMCO ETF TRUST

compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	3

Important Information About the Funds	(Cont.)

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	10/30/09	Diversified
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	08/20/09	Diversified
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	06/16/11	Diversified
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	09/20/10	Diversified
PIMCO Active Bond Exchange-Traded Fund	02/29/12	Diversified
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	01/22/14	Diversified
PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	12/10/19	Diversified
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11/16/09	Diversified
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	11/30/09	Diversified
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	09/20/24	Diversified
PIMCO Multisector Bond Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	09/08/21	Diversified
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	01/18/23	Diversified
PIMCO Senior Loan Active Exchange-Traded Fund	06/08/22	Diversified
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	02/01/10	Diversified
PIMCO Ultra Short Government Active Exchange-Traded Fund	06/21/23	Diversified
PIMCO Commodity Strategy Active Exchange-Traded Fund	05/09/23	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Manager, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca (NYSE for the PIMCO Active Bond Exchange-Traded Fund and Nasdaq for the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund), each Fund will disclose on www.pimcoetfs.com the identities and quantities of the Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted

4	PIMCO ETF TRUST

proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$67.15	$1.61	$(2.09)	$(0.48)	$(2.41)	$0.00	$0.00	$(2.41)

06/30/2025	75.17	3.22	(8.09)	(4.87)	(3.15)	0.00	0.00	(3.15)

06/30/2024	91.83	3.22	(16.84)	(13.62)	(3.04)	0.00	0.00	(3.04)

06/30/2023	108.27	3.12	(16.97)	(13.85)	(2.59)	0.00	0.00	(2.59)

06/30/2022	145.38	2.59	(37.32)	(34.73)	(2.38)	0.00	0.00	(2.38)

06/30/2021	173.14	2.49	(27.75)	(25.26)	(2.50)	0.00	0.00	(2.50)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$53.82	$1.01	$(0.03)	$0.98	$(1.18)	$0.00	$0.00	$(1.18)

06/30/2025	51.65	1.23	2.20	3.43	(1.26)	0.00	0.00	(1.26)

06/30/2024	50.30	1.12	1.37	2.49	(1.14)	0.00	0.00	(1.14)

06/30/2023	52.31	1.66	(2.01)	(0.35)	(1.66)	0.00	0.00	(1.66)

06/30/2022	55.05	2.97	(2.83)	0.14	(2.88)	0.00	0.00	(2.88)

06/30/2021	53.21	1.85	1.35	3.20	(1.36)	0.00	0.00	(1.36)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$52.41	$1.19	$(0.37)	$0.82	$(1.40)	$0.00	$0.00	$(1.40)

06/30/2025	54.09	1.79	(1.65)	0.14	(1.82)	0.00	0.00	(1.82)

06/30/2024	60.01	2.34	(5.85)	(3.51)	(2.41)	0.00	0.00	(2.41)

06/30/2023	65.19	3.08	(5.12)	(2.04)	(3.14)	0.00	0.00	(3.14)

06/30/2022	86.49	4.78	(21.26)	(16.48)	(4.82)	0.00	0.00	(4.82)

06/30/2021	83.31	2.10	2.85	4.95	(1.77)	0.00	0.00	(1.77)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$53.25	$1.21	$(0.11)	$1.10	$(1.42)	$0.00	$0.00	$(1.42)

06/30/2025	52.52	2.12	0.76	2.88	(2.15)	0.00	0.00	(2.15)

06/30/2024	54.08	2.54	(1.39)	1.15	(2.71)	0.00	0.00	(2.71)

06/30/2023	57.62	3.34	(3.90)	(0.56)	(2.98)	0.00	0.00	(2.98)

06/30/2022	65.77	3.65	(7.47)	(3.82)	(3.79)	(0.54)	0.00	(4.33)

06/30/2021	63.20	2.07	1.89	3.96	(1.39)	0.00	0.00	(1.39)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$94.81	$3.30	$0.69	$3.99	$(4.01)	$0.00	$0.00	$(4.01)

06/30/2025	92.86	6.86	2.01	8.87	(6.92)	0.00	0.00	(6.92)

06/30/2024	90.98	6.35	2.01	8.36	(6.48)	0.00	0.00	(6.48)

06/30/2023	88.56	5.18	2.56	7.74	(5.32)	0.00	0.00	(5.32)

06/30/2022	99.99	3.33	(11.31)	(7.98)	(3.45)	0.00	0.00	(3.45)

06/30/2021	91.45	3.70	9.16	12.86	(4.32)	0.00	0.00	(4.32)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$97.35	$2.29	$1.03	$3.32	$(2.75)	$0.00	$0.00	$(2.75)

06/30/2025	95.10	4.52	2.32	6.84	(4.59)	0.00	0.00	(4.59)

06/30/2024	94.77	4.27	0.27	4.54	(4.21)	0.00	0.00	(4.21)

06/30/2023	96.33	3.67	(1.69)	1.98	(3.54)	0.00	0.00	(3.54)

06/30/2022	114.60	2.64	(18.11)	(15.47)	(2.72)	(0.08)	0.00	(2.80)

06/30/2021	114.04	2.92	0.79	3.71	(3.01)	(0.14)	0.00	(3.15)

PIMCO Active Bond Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$92.22	$2.33	$1.36	$3.69	$(2.81)	$0.00	$0.00	$(2.81)

06/30/2025	91.03	4.57	1.28	5.85	(4.66)	0.00	0.00	(4.66)

06/30/2024	91.62	4.40	(0.88)	3.52	(4.11)	0.00	0.00	(4.11)

06/30/2023	95.16	3.65	(3.80)	(0.15)	(3.39)	0.00	0.00	(3.39)

06/30/2022	111.01	2.52	(15.52)	(13.00)	(2.85)	0.00	0.00	(2.85)

06/30/2021	111.39	2.27	0.16	2.43	(2.81)	0.00	0.00	(2.81)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$95.84	$2.17	$0.45	$2.62	$(2.56)	$0.00	$0.00	$(2.56)

06/30/2025	94.79	4.52	1.05	5.57	(4.52)	0.00	0.00	(4.52)

06/30/2024	93.86	4.60	0.68	5.28	(4.15)	0.00	(0.20)	(4.35)

06/30/2023	96.16	3.30	(2.83)	0.47	(2.77)	0.00	0.00	(2.77)

06/30/2022	101.78	1.43	(5.87)	(4.44)	(1.18)	0.00	0.00	(1.18)

06/30/2021	101.79	1.16	0.43	1.59	(1.60)	0.00	0.00	(1.60)

6	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$64.26	(0.77)%	$1,556,304	0.15	%*	0.15	%*	0.15	%*	0.15	%*	4.77	%*	9%

67.15	(6.77)	1,522,357	0.15		0.15		0.15		0.15		4.43		17

75.17	(15.00)	1,388,401	0.15		0.15		0.15		0.15		4.19		22

91.83	(12.87)	947,726	0.15		0.15		0.15		0.15		3.30		26

108.27	(24.29)	435,244	0.15		0.15		0.15		0.15		1.90		12

145.38	(14.70)	395,447	0.15		0.15		0.15		0.15		1.59		25

$53.62	1.83%	$430,055	0.20	%*	0.20	%*	0.20	%*	0.20	%*	3.71	%*	13%

53.82	6.71	450,505	0.20		0.20		0.20		0.20		2.33		42

51.65	5.01	491,717	0.20		0.20		0.20		0.20		2.23		25

50.30	(0.71)	833,417	0.20		0.20		0.20		0.20		3.26		25

52.31	0.18	1,575,509	0.20		0.20		0.20		0.20		5.46		23

55.05	6.07	972,716	0.20		0.20		0.20		0.20		3.40		26

$51.83	1.58%	$685,257	0.20	%*	0.20	%*	0.20	%*	0.20	%*	4.47	%*	3%

52.41	0.22	674,511	0.20		0.20		0.20		0.20		3.31		16

54.09	(5.81)	706,924	0.20		0.20		0.20		0.20		4.30		4

60.01	(3.33)	670,356	0.20		0.20		0.20		0.20		4.99		5

65.19	(20.04)	620,606	0.20		0.20		0.20		0.20		5.69		4

86.49	6.00	602,828	0.20		0.20		0.20		0.20		2.46		4

$52.93	2.08%	$91,569	0.20	%*	0.20	%*	0.20	%*	0.20	%*	4.47	%*	64%

53.25	5.58	94,791	0.20		0.20		0.20		0.20		4.00		180

52.52	2.26	98,743	0.20		0.20		0.20		0.20		4.86		125

54.08	(1.06)	131,420	0.20		0.20		0.20		0.20		5.95		213

57.62	(6.25)	194,771	0.20		0.20		0.20		0.20		5.70		177

65.77	6.31	176,261	0.20		0.20		0.20		0.20		3.19		5

$94.79	4.29%	$1,535,555	0.55	%*	0.55	%*	0.55	%*	0.55	%*	6.87	%*	32%

94.81	9.90	1,464,779	0.56		0.56		0.55		0.55		7.30		64

92.86	9.54	1,230,384	0.57		0.57		0.55		0.55		6.96		49

90.98	8.98	1,100,838	0.56		0.56		0.55		0.55		5.71		42

88.56	(8.24)	1,115,806	0.55		0.55		0.55		0.55		3.43		45

99.99	14.35	2,239,839	0.55		0.55		0.55		0.55		3.81		65

$97.92	3.45%	$1,368,948	0.34	%*	0.34	%*	0.20	%*	0.20	%*	4.61	%*	7%

97.35	7.35	1,317,203	0.41		0.41		0.20		0.20		4.69		18

95.10	4.93	1,129,828	0.36		0.36		0.20		0.20		4.55		23

94.77	2.12	742,059	0.23		0.23		0.20		0.20		3.85		17

96.33	(13.77)	580,883	0.20		0.20		0.20		0.20		2.42		41

114.60	3.29	794,189	0.20		0.20		0.20		0.20		2.55		21

$93.10	4.06%	$6,847,347	0.53	%*	0.55	%*	0.46	%*	0.48	%*	4.94	%*	209%

92.22	6.56	5,670,424	0.62		0.64		0.53		0.55		4.98		496

91.03	3.98	4,326,761	0.69		0.70		0.54		0.55		4.90		351

91.62	(0.13)	3,478,849	0.58		0.58		0.55		0.55		3.93		352

95.16	(11.96)	3,224,915	0.56		0.56		0.55		0.55		2.37		368

111.01	2.20	4,282,895	0.55		0.55		0.55		0.55		2.04		273

$95.90	2.76%	$1,208,304	0.47	%*	0.47	%*	0.46	%*	0.46	%*	4.47	%*	146%

95.84	6.02	929,685	0.54		0.54		0.46		0.46		4.74		289

94.79	5.76	870,154	0.50		0.50		0.46		0.46		4.90		183

93.86	0.51	1,041,832	0.51		0.51		0.46		0.46		3.47		133

96.16	(4.38)	1,444,341	0.53		0.53		0.46		0.46		1.44		269

101.78	1.57	1,129,706	0.47		0.49		0.44		0.46		1.13		73

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$98.76	$2.06	$0.21	$2.27	$(2.43)	$0.00	$0.00	$(2.43)

06/30/2025	98.74	4.57	0.38	4.95	(4.93)	0.00	0.00	(4.93)

06/30/2024	97.94	5.10	0.77	5.87	(5.07)	0.00	0.00	(5.07)

06/30/2023	98.43	3.15	0.27	3.42	(3.91)	0.00	0.00	(3.91)

06/30/2022	100.66	0.67	(2.11)	(1.44)	(0.71)	(0.08)	0.00	(0.79)

06/30/2021	100.64	0.74	0.26	1.00	(0.98)	0.00	0.00	(0.98)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$100.53	$2.18	$0.23	$2.41	$(2.63)	$0.00	$0.00	$(2.63)

06/30/2025	100.64	4.85	0.10	4.95	(5.06)	0.00	0.00	(5.06)

06/30/2024	99.78	5.33	0.81	6.14	(5.28)	0.00	0.00	(5.28)

06/30/2023	99.13	3.48	0.49	3.97	(3.32)	0.00	0.00	(3.32)

06/30/2022	101.99	0.67	(2.90)	(2.23)	(0.62)	(0.01)	0.00	(0.63)

06/30/2021	101.65	0.52	0.39	0.91	(0.57)	0.00	0.00	(0.57)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$51.33	$0.92	$1.16	$2.08	$(1.01)	$0.00	$0.00	$(1.01)

06/30/2025	52.11	1.80	(0.83)	0.97	(1.75)	0.00	0.00	(1.75)

06/30/2024	51.82	1.78	0.25	2.03	(1.74)	0.00	0.00	(1.74)

06/30/2023	51.56	1.48	0.17	1.65	(1.39)	0.00	0.00	(1.39)

06/30/2022	56.72	0.92	(5.19)	(4.27)	(0.89)	0.00	0.00	(0.89)

06/30/2021	55.73	0.97	1.00	1.97	(0.98)	0.00	0.00	(0.98)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$49.04	$1.16	$0.94	$2.10	$(1.47)	$0.00	$0.00	$(1.47)

PIMCO Multisector Bond Active Exchange-Traded Fund

07/01/2025 - 12/31/2025	$26.51	$0.69	$0.52	$1.21	$(0.94)	$(0.11)	$0.00	$(1.05)

06/30/2025	25.58	1.42	1.07	2.49	(1.56)	0.00	0.00	(1.56)

06/30/2024	25.02	1.40	0.46	1.86	(1.30)	0.00	0.00	(1.30)

06/21/2023 - 06/30/2023	25.00	0.04	(0.02)	0.02	0.00	0.00	0.00	0.00

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$44.21	$0.89	$1.24	$2.13	$(1.02)	$0.00	$0.00	$(1.02)

06/30/2025	45.44	1.73	(1.29)	0.44	(1.67)	0.00	0.00	(1.67)

06/30/2024	44.58	1.85	0.77	2.62	(1.76)	0.00	0.00	(1.76)

06/30/2023	44.06	1.69	0.40	2.09	(1.57)	0.00	0.00	(1.57)

09/08/2021 - 06/30/2022	50.00	0.66	(6.07)	(5.41)	(0.53)	0.00	0.00	(0.53)

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$50.91	$1.40	$0.95	$2.35	$(1.69)	$0.00	$0.00	$(1.69)

06/30/2025	49.62	2.80	1.44	4.24	(2.95)	0.00	0.00	(2.95)

06/30/2024	46.61	2.71	3.09	5.80	(2.79)	0.00	0.00	(2.79)

01/18/2023 - 06/30/2023	50.00	1.11	(3.69)	(2.58)	(0.81)	0.00	0.00	(0.81)

PIMCO Senior Loan Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$51.02	$1.71	$0.18	$1.89	$(2.53)	$0.00	$0.00	$(2.53)

06/30/2025	51.09	3.59	0.00	3.59	(3.66)	0.00	0.00	(3.66)

06/30/2024	49.87	4.42	0.88	5.30	(4.08)	0.00	0.00	(4.08)

06/30/2023	48.18	3.93	1.18	5.11	(3.42)	0.00	0.00	(3.42)

06/08/2022 - 06/30/2022	50.00	0.06	(1.88)	(1.82)	0.00	0.00	0.00	0.00

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$50.17	$0.77	$0.34	$1.11	$(0.84)	$0.00	$0.00	$(0.84)

06/30/2025	49.87	1.49	0.26	1.75	(1.45)	0.00	0.00	(1.45)

06/30/2024	49.57	1.50	0.31	1.81	(1.51)	0.00	0.00	(1.51)

06/30/2023	49.56	1.12	(0.06)	1.06	(1.05)	0.00	0.00	(1.05)

06/30/2022	51.41	0.34	(1.89)	(1.55)	(0.30)	0.00	0.00	(0.30)

06/30/2021	51.04	0.42	0.42	0.84	(0.47)	0.00	0.00	(0.47)

8	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$98.60	2.33%	$211,001	0.25	%*	0.37	%*	0.25	%*	0.37	%*	4.13	%*	42%

98.76	5.14	191,590	0.24		0.36		0.24		0.36		4.63		86

98.74	6.16	166,877	0.24		0.36		0.24		0.36		5.22		73

97.94	3.56	150,823	0.24		0.36		0.24		0.36		3.20		53

98.43	(1.43)	184,071	0.25		0.37		0.24		0.36		0.67		75

100.66	0.99	153,000	0.25		0.37		0.25		0.37		0.74		120

$100.31	2.43%	$14,573,721	0.35	%*	0.35	%*	0.35	%*	0.35	%*	4.27	%*	26%

100.53	5.05	13,366,548	0.36		0.36		0.35		0.35		4.83		79

100.64	6.33	12,049,316	0.35		0.35		0.35		0.35		5.35		57

99.78	4.09	9,257,897	0.35		0.35		0.35		0.35		3.49		35

99.13	(2.20)	11,757,526	0.36		0.36		0.35		0.35		0.67		100

101.99	0.89	14,024,433	0.35		0.35		0.35		0.35		0.51		71

$52.40	4.09%	$2,527,390	0.35	%*	0.35	%*	0.35	%*	0.35	%*	3.49	%*	10%

51.33	1.88	2,009,594	0.35		0.35		0.35		0.35		3.47		26

52.11	3.99	1,505,332	0.35		0.35		0.35		0.35		3.46		29

51.82	3.26	981,032	0.35		0.35		0.35		0.35		2.86		47

51.56	(7.63)	847,128	0.35		0.35		0.35		0.35		1.68		50

56.72	3.56	647,152	0.35		0.35		0.35		0.35		1.72		16

$49.67	4.34%	$962,859	0.80	%*	0.80	%*	0.40	%*	0.40	%*	4.63	%*	620%

$26.67	4.63%	$10,218,593	0.57	%*	0.67	%*	0.56	%*	0.66	%*	5.12	%*	413%

26.51	10.02	5,864,825	0.64		0.74		0.55		0.65		5.43		501

25.58	7.66	1,005,834	0.69		0.79		0.55		0.65		5.57		398

25.02	0.08	65,053	0.55		0.82		0.55		0.82		4.29		20

$45.32	4.87%	$466,775	0.40	%*	0.50	%*	0.40	%*	0.50	%*	3.93	%*	19%

44.21	0.95	320,104	0.39		0.49		0.39		0.49		3.84		47

45.44	6.05	158,121	0.39		0.49		0.39		0.49		4.16		39

44.58	4.87	74,899	0.39		0.49		0.39		0.49		3.80		84

44.06	(10.89)	42,296	0.40		0.68		0.40		0.68		1.71		238

$51.57	4.68%	$202,167	0.74	%*	0.89	%*	0.70	%*	0.85	%*	5.36	%*	18%

50.91	8.77	194,459	0.73		0.88		0.69		0.84		5.56		42

49.62	12.91	116,116	0.74		0.89		0.69		0.84		5.73		64

46.61	(5.18)	93,214	0.74		1.04		0.69		0.99		5.18		22

$50.38	3.79%	$482,648	0.62	%*	0.72	%*	0.61	%*	0.71	%*	6.62	%*	59%

51.02	7.30	739,782	0.63		0.73		0.60		0.70		7.06		81

51.09	11.09	392,348	0.61		0.74		0.58		0.71		8.78		65

49.87	10.94	165,559	0.52		0.72		0.50		0.70		7.98		46

48.18	(3.64)	64,557	0.50	*	0.95	*	0.50	*	0.95	*	1.95	*	0

$50.44	2.24%	$977,571	0.35	%*	0.35	%*	0.35	%*	0.35	%*	3.01	%*	13%

50.17	3.55	892,019	0.35		0.35		0.35		0.35		2.98		32

49.87	3.71	586,508	0.35		0.35		0.35		0.35		3.04		29

49.57	2.16	525,450	0.35		0.35		0.35		0.35		2.26		64

49.56	(3.03)	562,994	0.35		0.35		0.35		0.35		0.67		64

51.41	1.66	452,932	0.35		0.35		0.35		0.35		0.83		27

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Ultra Short Government Active Exchange-Traded Fund

07/01/2025 - 12/31/2025+	$101.20	$2.02	$0.08	$2.10	$(2.54)	$0.00	$0.00	$(2.54)

06/30/2025	101.11	4.45	0.19	4.64	(4.55)	0.00	0.00	(4.55)

06/30/2024	100.15	5.28	0.04	5.32	(4.36)	0.00	0.00	(4.36)

06/21/2023 - 06/30/2023	100.00	0.18	(0.03)	0.15	0.00	0.00	0.00	0.00

PIMCO Commodity Strategy Active Exchange-Traded Fund (Consolidated)

07/01/2025 - 12/31/2025+	$25.80	$0.46	$1.86	$2.32	$(0.64)	$0.00	$0.00	$(0.64)

06/30/2025	27.25	0.98	(0.28)	0.70	(2.15)	0.00	0.00	(2.15)

06/30/2024	25.23	1.21	1.78	2.99	(0.94)	(0.03)	0.00	(0.97)

05/09/2023 - 06/30/2023	25.00	0.18	0.05	0.23	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(f)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(g)	Effective September 2, 2025, The fund’s management fee was decreased by 0.10% to an annual rate of 0.45%.

10	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

$100.76	2.10%	$838,350	0.15	%*	0.15	%*	0.15	%*	0.15	%*	3.95	%*	0%

101.20	4.69	821,784	0.14		0.14		0.14		0.14		4.41		0

101.11	5.43	362,970	0.14		0.15		0.14		0.15		5.27		0

100.15	0.15	13,019	0.14		0.69		0.14		0.69		5.01		0

$27.48	9.08%	$608,103	0.63	%*	0.95	%*	0.63	%*	0.95	%*	3.39	%*	21%

25.80	2.74	372,814	0.64		0.97		0.63		0.96		3.78		49

27.25	12.01	302,502	0.64		0.89		0.63		0.88		4.53		50

25.23	0.92	198,722	0.64		1.13		0.63		1.12		4.10		7

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*^	$1,559,790	$429,909	$681,789	$91,603	$1,551,396	$1,406,016	$8,743,554
Investments in Affiliates	0	0	0	0	43,117	6,615	267,299
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	67	4	2,833
Over the counter	0	0	0	0	0	0	4,958
Cash	0	0	0	0	617	1,041	0
Deposits with counterparty	0	0	0	0	9,037	6,076	7,109
Foreign currency, at value	0	0	0	0	0	0	2,972
Receivable for investments sold	18,030	1,734	2,801	2,963	579	15,560	2,616
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	1,034	0	0
Receivable for TBA investments sold	0	0	0	0	0	0	4,114,962
Receivable for Fund shares sold	0	0	0	0	14,218	0	0
Interest and/or dividends receivable	14	1,487	3,432	431	25,216	17,829	59,711
Dividends receivable from Affiliates	0	0	0	0	0	0	1,193
Reimbursement receivable from PIMCO	0	0	0	0	0	0	99
Prepaid expenses	0	0	0	0	0	0	0
Total Assets	1,577,834	433,130	688,022	94,997	1,645,281	1,453,141	13,207,306

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$70,377	$80,358
Payable for short sales	0	0	0	0	0	0	1,271,249
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0	103	49	6,167
Over the counter	0	0	0	0	0	0	6,969
Payable for investments purchased	0	1,636	0	409	55,824	778	168,114
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	0	0
Payable for TBA investments purchased	0	0	0	0	0	0	4,789,158
Payable for unfunded loan commitments	0	0	0	0	0	0	0
Payable upon return of securities loaned	0	0	0	0	43,117	6,877	0
Deposits from counterparty	0	0	0	0	0	0	5,587
Payable for Fund shares redeemed	0	0	0	2,647	0	0	0
Distributions payable	21,313	1,363	2,644	356	9,951	5,872	29,420
Overdraft due to custodian	0	0	0	0	0	0	82
Accrued management fees	217	76	121	16	731	240	2,648
Accrued taxes payable	0	0	0	0	0	0	23
Foreign capital gains tax payable	0	0	0	0	0	0	182
Accrued reimbursement to PIMCO	0	0	0	0	0	0	0
Other liabilities	0	0	0	0	0	0	2
Total Liabilities	21,530	3,075	2,765	3,428	109,726	84,193	6,359,959

Commitments and Contingent Liabilities^^

Net Assets	$1,556,304	$430,055	$685,257	$91,569	$1,535,555	$1,368,948	$6,847,347

Net Assets Consist of:

Paid in capital	$2,296,660	$477,158	$1,059,826	$126,103	$1,777,530	$1,415,198	$7,406,814
Distributable earnings (accumulated loss)	(740,356)	(47,103)	(374,569)	(34,534)	(241,975)	(46,250)	(559,467)

Net Assets	$1,556,304	$430,055	$685,257	$91,569	$1,535,555	$1,368,948	$6,847,347

Shares Issued and Outstanding	24,220	8,020	13,220	1,730	16,200	13,980	73,550

Net Asset Value Per Share Outstanding (a):	$64.26	$53.62	$51.83	$52.93	$94.79	$97.92	$93.10

Cost of investments in securities	$1,923,372	$431,646	$937,775	$94,349	$1,533,631	$1,413,713	$8,652,140
Cost of investments in Affiliates	$0	$0	$0	$0	$43,117	$6,615	$263,819
Cost of foreign currency held	$0	$0	$0	$0	$0	$0	$2,968
Proceeds received on short sales	$0	$0	$0	$0	$0	$0	$1,266,783
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0	$(112)	$5,452	$6,213

* Includes repurchase agreements of:	$0	$0	$0	$0	$87,200	$0	$93,300
^ Includes securities on loan of:	$0	$0	$0	$0	$0	$6,734	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

12	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$1,382,131	$210,441	$14,520,164	$2,512,809	$1,871,783	$17,296,065	$460,516	$199,368	$498,012	$969,346	$840,960
0	0	1,682	0	0	18,716	0	0	0	0

782	0	828	0	272	5,269	44	32	43	0	0
841	128	0	0	15,390	12,441	0	0	0	0	0
1,067	184	1,033	0	35	311	10	0	0	0	160
13,395	0	15,613	0	5,810	58,705	1,564	2,560	6,368	0	0
111	97	0	0	0	10,797	0	74	0	0	0
2	0	834	63,571	7	1,285	0	0	29,203	16,605	0
0	0	0	0	0	460	0	0	199	0	0
242,766	0	0	0	1,711,298	9,021,140	0	0	0	0	0
1,918	0	7,022	0	994	29,873	1,813	0	0	2,018	0
5,897	904	84,966	22,482	4,305	90,297	4,518	2,330	3,696	8,789	0
0	0	0	0	0	194	0	0	0	0	0
0	22	0	0	0	856	37	26	43	0	0
0	0	0	0	0	0	0	0	0	0	0
1,648,910	211,776	14,632,142	2,598,862	3,609,894	26,546,409	468,502	204,390	537,564	996,758	841,120

$0	$0	$0	$0	$107,425	$3,563	$0	$307	$0	$0	$0
29,798	0	0	0	246,481	87,973	0	0	0	0	0

1,132	0	0	0	20	8,870	0	226	41	0	0
860	45	0	0	136	14,825	0	29	0	0	0
15,487	0	0	63,485	14,906	1,840,780	0	533	46,476	16,571	0
0	0	0	0	16,872	0	0	0	0	0	0
386,943	0	0	0	2,255,212	14,262,198	0	0	0	0	0
0	0	0	0	0	27,181	0	0	1,844	0	0
0	0	1,682	0	0	0	0	0	0	0	0
1,545	0	0	0	1,780	26,633	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0
4,403	663	52,276	7,234	3,873	49,660	1,539	980	4,982	2,321	2,663
0	0	0	0	0	0	0	0	1,258	0	0
438	67	4,463	753	330	5,648	188	148	300	295	106
0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	471	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	1
0	0	0	0	0	14	0	0	15	0	0
440,606	775	58,421	71,472	2,647,035	16,327,816	1,727	2,223	54,916	19,187	2,770

$1,208,304	$211,001	$14,573,721	$2,527,390	$962,859	$10,218,593	$466,775	$202,167	$482,648	$977,571	$838,350

$1,285,947	$214,236	$14,828,794	$2,527,445	$992,968	$10,078,346	$467,696	$194,615	$491,027	$980,165	$838,944
(77,643)	(3,235)	(255,073)	(55)	(30,109)	140,247	(921)	7,552	(8,379)	(2,594)	(594)

$1,208,304	$211,001	$14,573,721	$2,527,390	$962,859	$10,218,593	$466,775	$202,167	$482,648	$977,571	$838,350

12,600	2,140	145,280	48,230	19,386	383,120	10,300	3,920	9,580	19,380	8,320

$95.90	$98.60	$100.31	$52.40	$49.67	$26.67	$45.32	$51.57	$50.38	$50.44	$100.76

$1,379,859	$210,369	$14,504,645	$2,465,512	$1,863,786	$17,156,105	$453,688	$191,097	$497,103	$959,595	$840,654
$0	$0	$1,682	$0	$0	$19,002	$0	$0	$0	$0	$0
$111	$95	$0	$0	$0	$10,831	$0	$74	$0	$0	$0
$29,707	$0	$0	$0	$246,170	$87,759	$0	$0	$0	$0	$0
$447	$0	$0	$0	$18,231	$120,258	$511	$1,031	$4,944	$0	$0

$81,388	$47,700	$300,000	$0	$16,100	$3,669,500	$73,800	$7,600	$93,700	$0	$0
$0	$0	$1,650	$0	$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	13

Consolidated Statement of Assets and Liabilities	December 31, 2025	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Assets:

Investments, at value
Investments in securities*	$551,194
Investments in Affiliates	15,435
Financial Derivative Instruments
Exchange-traded or centrally cleared	9,864
Over the counter	345
Cash	647
Deposits with counterparty	39,668
Foreign currency, at value	865
Receivable for investments sold on a delayed-delivery basis	78
Receivable for Fund shares sold	2,061
Interest and/or dividends receivable	2,482
Dividends receivable from Affiliates	55
Reimbursement receivable from PIMCO	170
Total Assets	622,864

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$7,791
Over the counter	462
Payable for investments purchased	1,100
Payable for investments purchased on a delayed-delivery basis	67
Distributions payable	4,851
Accrued management fees	490
Total Liabilities	14,761

Commitments and Contingent Liabilities^

Net Assets	$608,103

Net Assets Consist of:

Paid in capital	557,400
Distributable earnings (accumulated loss)	50,703

Net Assets	$608,103

Shares Issued and Outstanding	22,125

Net Asset Value Per Share Outstanding(a):	$27.48

Cost of investments in securities	$505,590
Cost of investments in Affiliates	$15,425
Cost of foreign currency held	$849
Cost or premiums of financial derivative instruments, net	$(315)

* Includes repurchase agreements of:	$50,500

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO ETF TRUST	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$40,642	$8,735	$16,342	$2,309
Dividends	52	4	6	3
Dividends from Investments in Affiliates	0	0	0	0
Securities lending income	0	0	0	0
Miscellaneous income	0	0	0	0
Total Income	40,694	8,739	16,348	2,312

Expenses:

Management fees	1,241	447	700	98
Trustee fees	10	3	5	1
Interest expense	1	0	0	0
Miscellaneous expense	1	0	0	0
Total Expenses	1,253	450	705	99
Waiver and/or Reimbursement by PIMCO	0	0	0	0
Net Expenses	1,253	450	705	99

Net Investment Income (Loss)	39,441	8,289	15,643	2,213

Net Realized Gain (Loss):

Investments in securities	(72,587)	(616)	(9,302)	85
Investments in Affiliates	0	0	0	0
In-kind redemptions	3,017	673	(196)	224
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	(69,570)	57	(9,498)	309

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	26,546	(332)	4,156	(441)
Investments in Affiliates	0	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	26,546	(332)	4,156	(441)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,583)	$8,014	$10,301	$2,081

* Foreign tax withholdings	$0	$0	$0	$0

** Foreign capital gains tax	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	15

Statements of Operations	(Cont.)

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund

Investment Income:

Interest, net of foreign taxes*	$54,777	$33,692	$161,605	$24,461
Dividends	41	23	77	0
Dividends from Investments in Affiliates	0	0	7,475	0
Securities lending income	446	23	0	0
Miscellaneous income	100	0	0	0
Total Income	55,364	33,738	169,157	24,461

Expenses:

Management fees	4,101	1,361	14,867	2,275
Trustee fees	9	9	35	6
Interest expense	15	976	2,164	44
Miscellaneous expense	16	0	10	1
Total Expenses	4,141	2,346	17,076	2,326
Waiver and/or Reimbursement by PIMCO	0	0	(521)	0
Net Expenses	4,141	2,346	16,555	2,326

Net Investment Income (Loss)	51,223	31,392	152,602	22,135

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	(8,361)	237	30,488	3,719
Investments in Affiliates	0	0	1,178	0
In-kind redemptions	2,376	1,871	0	0
Exchange-traded or centrally cleared financial derivative instruments	1,692	3,259	24,938	(931)
Over the counter financial derivative instruments	4	0	2,720	(572)
Short sales	7	0	0	31
Foreign currency	0	0	533	31

Net Realized Gain (Loss)	(4,282)	5,367	59,857	2,278

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	15,832	10,314	49,251	777
Investments in Affiliates	0	0	121	0
Exchange-traded or centrally cleared financial derivative instruments	(1,198)	(2,006)	(24,981)	1,472
Over the counter financial derivative instruments	0	0	231	(324)
Short sales	0	0	0	5
Foreign currency assets and liabilities	11	0	(1,114)	(2)

Net Change in Unrealized Appreciation (Depreciation)	14,645	8,308	23,508	1,928

Net Increase (Decrease) in Net Assets Resulting from Operations	$61,586	$45,067	$235,967	$26,341

* Foreign tax withholdings	$0	$0	$182	$0

** Foreign capital gains tax	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$0	$(23)	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund

$4,597	$328,419	$43,516	$20,844	$231,327	$8,053	$5,931	$22,081	$16,018	$18,557
0	0	21	42	94	7	213	74	22	0
0	0	0	0	942	0	0	0	0	0
0	7	0	0	0	0	0	0	0	0
0	0	0	0	327	0	0	743	0	0
4,597	328,426	43,537	20,886	232,690	8,060	6,144	22,898	16,040	18,557

378	24,835	3,968	1,533	26,552	911	846	2,218	1,670	634
1	84	12	3	37	2	1	5	5	6
0	202	0	1,555	339	9	40	37	0	0
5	4	1	1	202	9	6	16	0	22
384	25,125	3,981	3,092	27,130	931	893	2,276	1,675	662
(127)	0	0	0	(4,179)	(188)	(152)	(322)	0	(5)
257	25,125	3,981	3,092	22,951	743	741	1,954	1,675	657

4,340	303,301	39,556	17,794	209,739	7,317	5,403	20,944	14,365	17,900

224	7,868	(345)	6,764	59,522	(61)	1,080	(1,264)	648	(6)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	4,788	0	0	0	0	381
(29)	(5,480)	0	18	35,593	(140)	1,623	2,692	0	0
28	0	0	618	(23,137)	0	1	1,141	0	0
0	0	0	0	0	0	0	0	0	0
6	0	0	0	959	0	0	0	0	0

229	2,388	(345)	7,400	77,725	(201)	2,704	2,569	648	375

(59)	21,559	49,483	6,149	56,135	9,274	2,421	662	5,647	308
0	0	0	0	(265)	0	0	0	0	0
25	8,486	0	1,160	10,116	216	(1,412)	(224)	0	0
231	0	0	(1,395)	5,538	0	21	(906)	0	0
0	0	0	0	0	0	0	0	0	0
(9)	0	0	0	(1,671)	0	(2)	2	0	0

188	30,045	49,483	5,914	69,853	9,490	1,028	(466)	5,647	308

$4,757	$335,734	$88,694	$31,108	$357,317	$16,606	$9,135	$23,047	$20,660	$18,583

$0	$32	$0	$0	$444	$0	$0	$0	$0	$0

$0	$0	$0	$0	$3	$0	$0	$0	$0	$0

$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	17

Consolidated Statement of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Commodity Strategy Active Exchange- Traded Fund

Investment Income:

Interest	$10,918

Dividends	24
Dividends from Investments in Affiliates	423
Total Income	11,365

Expenses:

Management fees	2,668
Trustee fees	3
Interest expense	4
Miscellaneous expense	14
Total Expenses	2,689
Waiver and/or Reimbursement by PIMCO	(896)
Net Expenses	1,793

Net Investment Income (Loss)	9,572

Net Realized Gain (Loss):

Investments in securities	10,353
Investments in Affiliates	(16)
Exchange-traded or centrally cleared financial derivative instruments	(3,510)
Over the counter financial derivative instruments	(913)
Foreign currency	(64)

Net Realized Gain (Loss)	5,850

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	23,503
Investments in Affiliates	(26)
Exchange-traded or centrally cleared financial derivative instruments	7,013
Over the counter financial derivative instruments	651
Foreign currency assets and liabilities	(33)

Net Change in Unrealized Appreciation (Depreciation)	31,108

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,530

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO ETF TRUST	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund		PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$39,441	$69,841	$8,289	$10,851	$15,643	$23,602	$2,213	$4,227
Net realized gain (loss)	(69,570)	(69,057)	57	(5,635)	(9,498)	(48,735)	309	25
Net change in unrealized appreciation (depreciation)	26,546	(123,091)	(332)	24,696	4,156	27,821	(441)	1,087

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,583)	(122,307)	8,014	29,912	10,301	2,688	2,081	5,339

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(58,034)	(65,875)	(9,586)	(10,843)	(18,337)	(24,079)	(2,590)	(4,236)

Total Distributions(a)	(58,034)	(65,875)	(9,586)	(10,843)	(18,337)	(24,079)	(2,590)	(4,236)

Fund Share Transactions:

Receipts for shares sold	345,677	1,220,536	29,785	92,852	42,623	147,524	21,306	42,492
Cost of shares redeemed	(250,113)	(898,398)	(48,663)	(153,133)	(23,841)	(158,546)	(24,019)	(47,547)
Net increase (decrease) resulting from Fund share transactions	95,564	322,138	(18,878)	(60,281)	18,782	(11,022)	(2,713)	(5,055)

Total Increase (Decrease) in Net Assets	33,947	133,956	(20,450)	(41,212)	10,746	(32,413)	(3,222)	(3,952)

Net Assets:

Beginning of period	1,522,357	1,388,401	450,505	491,717	674,511	706,924	94,791	98,743
End of period	$1,556,304	$1,522,357	$430,055	$450,505	$685,257	$674,511	$91,569	$94,791

Shares of Beneficial Interest:

Shares sold	5,250	16,750	550	1,750	800	2,750	400	800
Shares redeemed	(3,700)	(12,550)	(900)	(2,900)	(450)	(2,950)	(450)	(900)
Net increase (decrease) in shares outstanding	1,550	4,200	(350)	(1,150)	350	(200)	(50)	(100)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund		PIMCO Active Bond Exchange-Traded Fund		PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$51,223	$99,059	$31,392	$60,149	$152,602	$254,369	$22,135	$40,697
Net realized gain (loss)	(4,282)	1,236	5,367	(109)	59,857	(63,006)	2,278	2,202
Net change in unrealized appreciation (depreciation)	14,645	21,631	8,308	30,339	23,508	119,612	1,928	7,405

Net Increase (Decrease) in Net Assets Resulting from Operations	61,586	121,926	45,067	90,379	235,967	310,975	26,341	50,304

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(62,491)	(99,608)	(37,625)	(60,652)	(185,216)	(257,343)	(26,466)	(40,523)

Total Distributions(a)	(62,491)	(99,608)	(37,625)	(60,652)	(185,216)	(257,343)	(26,466)	(40,523)

Fund Share Transactions:

Receipts for shares sold	147,238	560,828	107,905	293,057	1,126,172	1,337,650	301,637	148,997
Cost of shares redeemed	(75,557)	(348,751)	(63,602)	(135,409)	0	(47,619)	(22,893)	(99,247)
Net increase (decrease) resulting from Fund share transactions	71,681	212,077	44,303	157,648	1,126,172	1,290,031	278,744	49,750

Total Increase (Decrease) in Net Assets	70,776	234,395	51,745	187,375	1,176,923	1,343,663	278,619	59,531

Net Assets:

Beginning of period	1,464,779	1,230,384	1,317,203	1,129,828	5,670,424	4,326,761	929,685	870,154
End of period	$1,535,555	$1,464,779	$1,368,948	$1,317,203	$6,847,347	$5,670,424	$1,208,304	$929,685

Shares of Beneficial Interest:

Shares sold	1,550	5,950	1,100	3,050	12,060	14,480	3,140	1,560
Shares redeemed	(800)	(3,750)	(650)	(1,400)	0	(520)	(240)	(1,040)
Net increase (decrease) in shares outstanding	750	2,200	450	1,650	12,060	13,960	2,900	520

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund		PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund		PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		PIMCO Multisector Bond Active Exchange-Traded Fund

Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

$4,340	$7,699	$303,301	$597,346	$39,556	$61,204	$17,794	$6,297	$209,739	$164,714
229	(405)	2,388	(3,491)	(345)	(8,338)	7,400	(2,752)	77,725	(7,922)
188	1,026	30,045	13,044	49,483	(20,862)	5,914	2,156	69,853	112,775

4,757	8,320	335,734	606,899	88,694	32,004	31,108	5,701	357,317	269,567

(5,053)	(8,234)	(366,430)	(620,798)	(43,640)	(58,663)	(22,393)	(6,067)	(324,400)	(169,205)

(5,053)	(8,234)	(366,430)	(620,798)	(43,640)	(58,663)	(22,393)	(6,067)	(324,400)	(169,205)

34,509	44,359	1,280,004	3,809,582	501,468	721,185	411,506	54,921	4,476,433	5,015,184
(14,802)	(19,732)	(42,135)	(2,478,451)	(28,726)	(190,264)	0	(13,555)	(155,582)	(256,555)
19,707	24,627	1,237,869	1,331,131	472,742	530,921	411,506	41,366	4,320,851	4,758,629

19,411	24,713	1,207,173	1,317,232	517,796	504,262	420,221	41,000	4,353,768	4,858,991

191,590	166,877	13,366,548	12,049,316	2,009,594	1,505,332	542,638	501,638	5,864,825	1,005,834
$211,001	$191,590	$14,573,721	$13,366,548	$2,527,390	$2,009,594	$962,859	$542,638	$10,218,593	$5,864,825

350	450	12,740	37,940	9,640	13,960	8,320	1,120	167,720	191,760
(150)	(200)	(420)	(24,710)	(560)	(3,700)	0	(280)	(5,840)	(9,840)
200	250	12,320	13,230	9,080	10,260	8,320	840	161,880	181,920

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	21

Statements of Changes in Net Assets	(Cont.)

	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund		PIMCO Preferred and Capital Securities Active Exchange-Traded Fund		PIMCO Senior Loan Active Exchange-Traded Fund		PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,317	$9,344	$5,403	$9,015	$20,944	$51,630	$14,365	$20,258
Net realized gain (loss)	(201)	(2,672)	2,704	(191)	2,569	(5,573)	648	(313)
Net change in unrealized appreciation (depreciation)	9,490	(5,266)	1,028	3,715	(466)	(3,601)	5,647	4,912

Net Increase (Decrease) in Net Assets Resulting from Operations	16,606	1,406	9,135	12,539	23,047	42,456	20,660	24,857

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(8,462)	(8,733)	(6,519)	(9,265)	(30,011)	(50,699)	(15,688)	(19,325)

Total Distributions(a)	(8,462)	(8,733)	(6,519)	(9,265)	(30,011)	(50,699)	(15,688)	(19,325)

Fund Share Transactions:

Receipts for shares sold	153,487	199,668	20,525	78,103	7,178	643,718	136,152	356,936
Cost of shares redeemed	(14,960)	(30,358)	(15,433)	(3,034)	(257,348)	(288,041)	(55,572)	(56,957)
Net increase (decrease) resulting from Fund share transactions	138,527	169,310	5,092	75,069	(250,170)	355,677	80,580	299,979

Total Increase (Decrease) in Net Assets	146,671	161,983	7,708	78,343	(257,134)	347,434	85,552	305,511

Net Assets:

Beginning of period	320,104	158,121	194,459	116,116	739,782	392,348	892,019	586,508
End of period	$466,775	$320,104	$202,167	$194,459	$482,648	$739,782	$977,571	$892,019

Shares of Beneficial Interest:

Shares sold	3,400	4,440	400	1,540	140	12,580	2,700	7,160
Shares redeemed	(340)	(680)	(300)	(60)	(5,060)	(5,760)	(1,100)	(1,140)
Net increase (decrease) in shares outstanding	3,060	3,760	100	1,480	(4,920)	6,820	1,600	6,020

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO ETF TRUST	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Ultra Short Government Active Exchange- Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$17,900	$27,278
Net realized gain (loss)	375	352
Net change in unrealized appreciation (depreciation)	308	(21)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,583	27,609

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(21,983)	(25,933)

Total Distributions(a)	(21,983)	(25,933)

Fund Share Transactions:

Receipts for shares sold	1,034,700	1,201,640
Cost of shares redeemed	(1,014,734)	(744,502)
Net increase (decrease) resulting from Fund share transactions	19,966	457,138

Total Increase (Decrease) in Net Assets	16,566	458,814

Net Assets:

Beginning of period	821,784	362,970
End of period	$838,350	$821,784

Shares of Beneficial Interest:

Shares sold	10,240	11,900
Shares redeemed	(10,040)	(7,370)
Net increase (decrease) in shares outstanding	200	4,530

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	23

Consolidated Statements of Changes in Net Assets

	PIMCO Commodity Strategy Active Exchange- Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$9,572	$13,352
Net realized gain (loss)	5,850	(18,576)
Net change in unrealized appreciation (depreciation)	31,108	12,228

Net Increase (Decrease) in Net Assets Resulting from Operations	46,530	7,004

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(12,338)	(27,179)

Total Distributions(a)	(12,338)	(27,179)

Fund Share Transactions:

Receipts for shares sold	280,607	254,701
Cost of shares redeemed	(79,510)	(164,214)
Net increase (decrease) resulting from Fund share transactions	201,097	90,487

Total Increase (Decrease) in Net Assets	235,289	70,312

Net Assets:

Beginning of period	372,814	302,502
End of period	$608,103	$372,814

Shares of Beneficial Interest:

Shares sold	10,575	9,725
Shares redeemed	(2,900)	(6,375)
Net increase (decrease) in shares outstanding	7,675	3,350

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	December 31, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.2%

U.S. TREASURY OBLIGATIONS 100.0%

U.S. Treasury STRIPS (a)
0.000% due 11/15/2050	$214,074	$61,849
0.000% due 02/15/2051	314,795	89,706
0.000% due 05/15/2051	295,089	83,075
0.000% due 08/15/2051	282,456	78,637
0.000% due 11/15/2051	294,973	81,217
0.000% due 02/15/2052	313,010	85,072
0.000% due 05/15/2052	308,199	82,846
0.000% due 08/15/2052	343,563	91,310
0.000% due 11/15/2052	342,051	90,429
0.000% due 02/15/2053	351,652	91,610
0.000% due 05/15/2053	306,687	79,026
0.000% due 08/15/2053	310,245	79,237
0.000% due 11/15/2053	318,981	80,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 02/15/2054	$228,783	$57,263
0.000% due 05/15/2054	194,940	48,449
0.000% due 08/15/2054	291,189	71,302
0.000% due 11/15/2054	310,420	75,264
0.000% due 02/15/2055	350,125	84,226
0.000% due 05/15/2055	303,035	72,037
0.000% due 08/15/2055	307,319	72,339

Total U.S. Treasury Obligations (Cost $1,919,441)		1,555,859

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (b)	3,931,100	$3,931

Total Short-Term Instruments (Cost $3,931)		3,931

Total Investments in Securities (Cost $1,923,372)		1,559,790

Total Investments 100.2% (Cost $1,923,372)		$1,559,790

Other Assets and Liabilities, net (0.2)%		(3,486)

Net Assets 100.0%		$1,556,304

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,555,859	$0	$1,555,859
Short-Term Instruments
Mutual Funds	0	3,931	0	3,931

Total Investments	$0	$1,559,790	$0	$1,559,790

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	December 31, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 99.7%

U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028	$18,828	$18,972
2.500% due 01/15/2029	15,801	16,314
3.625% due 04/15/2028	5,266	5,528
3.875% due 04/15/2029	5,181	5,583
0.125% due 04/15/2027	22,038	21,643
0.125% due 01/15/2030	25,425	24,122
0.125% due 07/15/2030	12,270	11,583
0.125% due 01/15/2032	2,356	2,154
0.250% due 07/15/2029	15,904	15,327
0.375% due 01/15/2027	24,696	24,393
0.375% due 07/15/2027	25,963	25,665
0.500% due 01/15/2028	33,633	33,048
0.625% due 07/15/2032	2,824	2,650
0.750% due 07/15/2028	16,075	15,886
0.875% due 01/15/2029	19,962	19,658
1.125% due 10/15/2030	17,706	17,441
1.250% due 04/15/2028	20,729	20,649

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.625% due 10/15/2027	$17,015	$17,147
1.625% due 10/15/2029	24,513	24,760
1.625% due 04/15/2030	59,639	59,955
1.875% due 07/15/2034	44	44
1.875% due 07/15/2035	7,402	7,385
2.125% due 04/15/2029	24,607	25,131
2.375% due 10/15/2028	13,370	13,771

Total U.S. Treasury Obligations (Cost $430,546)		428,809

	SHARES
SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	506,909	507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. TREASURY BILLS 0.2%
3.644% due 04/28/2026 (a)(b)	$600	$593

Total Short-Term Instruments (Cost $1,100)		1,100

Total Investments in Securities (Cost $431,646)		429,909

Total Investments 100.0% (Cost $431,646)		$429,909

Other Assets and Liabilities, net 0.0%		146

Net Assets 100.0%		$430,055

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$428,809	$0	$428,809
Short-Term Instruments
Mutual Funds	0	507	0	507
U.S. Treasury Bills	0	593	0	593

Total Investments	$0	$429,909	$0	$429,909

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

26	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	December 31, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%

U.S. TREASURY OBLIGATIONS 99.5%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$46,771	$25,296
0.125% due 02/15/2052	45,068	23,873
0.250% due 02/15/2050	50,104	28,881
0.625% due 02/15/2043	78,245	58,301
0.750% due 02/15/2042	79,019	61,588
0.750% due 02/15/2045	83,632	61,050
0.875% due 02/15/2047	77,843	56,193
1.000% due 02/15/2046	84,978	64,144
1.000% due 02/15/2048	71,483	52,277
1.000% due 02/15/2049	58,400	42,059
1.375% due 02/15/2044	86,016	72,099
1.500% due 02/15/2053	27,846	21,736
2.125% due 02/15/2041	45,365	44,456
2.125% due 02/15/2054	48,980	44,056
2.375% due 02/15/2055	26,822	25,472

Total U.S. Treasury Obligations (Cost $937,467)		681,481

	SHARES	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (b)	307,920	$308

Total Short-Term Instruments (Cost $308)		308

Total Investments in Securities (Cost $937,775)		681,789

Total Investments 99.5% (Cost $937,775)		$681,789

Other Assets and Liabilities, net 0.5%		3,468

Net Assets 100.0%		$685,257

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$681,481	$0	$681,481
Short-Term Instruments
Mutual Funds	0	308	0	308

Total Investments	$0	$681,789	$0	$681,789

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	December 31, 2025 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 99.1%

U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$6	$4
0.750% due 02/15/2045	4,083	2,981
0.875% due 02/15/2047	3,808	2,749
1.000% due 02/15/2046	3,829	2,890
1.000% due 02/15/2048	3,368	2,463
1.375% due 02/15/2044	3,892	3,263
1.500% due 02/15/2053	34	27
2.125% due 02/15/2041	10	10
2.125% due 02/15/2054	38	34
2.375% due 01/15/2027	2,256	2,274
2.500% due 01/15/2029	2,882	2,975
3.375% due 04/15/2032	29	32
3.875% due 04/15/2029	317	341
0.125% due 04/15/2027	4,311	4,234
0.125% due 01/15/2030	4,648	4,410
0.125% due 07/15/2030	842	795
0.125% due 01/15/2031	814	759
0.125% due 07/15/2031	4,963	4,600
0.125% due 01/15/2032	5,034	4,602

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 07/15/2029	$769	$741
0.375% due 01/15/2027	3,263	3,223
0.375% due 07/15/2027	675	667
0.500% due 01/15/2028	756	743
0.625% due 07/15/2032	4,410	4,139
0.750% due 07/15/2028	634	627
0.875% due 01/15/2029	3,518	3,464
1.125% due 10/15/2030	3,041	2,995
1.125% due 01/15/2033	937	899
1.250% due 04/15/2028	395	394
1.375% due 07/15/2033	1,134	1,106
1.625% due 10/15/2027	1,430	1,441
1.625% due 10/15/2029	4,325	4,369
1.625% due 04/15/2030	4,309	4,332
1.750% due 01/15/2034	4,746	4,720
1.875% due 07/15/2034	4,791	4,812
1.875% due 07/15/2035	6,432	6,417
2.125% due 04/15/2029	625	639
2.125% due 01/15/2035	4,931	5,020
2.375% due 10/15/2028	562	579

Total U.S. Treasury Obligations (Cost $93,516)		90,770

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS 0.9%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (b)	832,976	$833

Total Short-Term Instruments (Cost $833)		833

Total Investments in Securities (Cost $94,349)		91,603

Total Investments 100.0% (Cost $94,349)		$91,603

Other Assets and Liabilities, net 0.0%		(34)

Net Assets 100.0%		$91,569

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$90,770	$0	$90,770
Short-Term Instruments
Mutual Funds	0	833	0	833

Total Investments	$0	$91,603	$0	$91,603

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

28	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and Ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.9%

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~	$1,990	$1,949

Cengage Learning, Inc.
7.227% (TSFR1M + 3.500%) due 03/24/2031 ~	938	943

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~	1,789	1,521

Cotiviti Corp.
7.625% due 05/01/2031 ~	2,850	2,768

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~	638	638
11.862% (TSFR3M + 7.875%) due 11/03/2028 « ~	2,464	2,538

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~	460	461
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~	1,439	1,356

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~	1,440	1,165
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~	294	278

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	449	396

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~	5,117	4,760

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~	1,571	1,518

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~	2,244	2,246

Spirit Airlines, Inc.
TBD% due 07/14/2026	287	286
TBD% - 19.000% due 12/09/2034 ~	1,464	1,267
TBD% due 07/14/2026 ~	137	136
TBD% - 19.000% (TSFR1M + 8.000%) due 12/09/2034 ~	552	550

U.S. Renal Care, Inc.
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	3,758	3,549

Zayo Group Holdings, Inc. (6.830% Cash and 0.500% PIK)
7.330% (TSFR1M + 0.500%) due 03/11/2030 ~ (a)	833	793

Total Loan Participations and Assignments (Cost $28,544)		29,118

CORPORATE BONDS & NOTES 93.1%

BANKING & FINANCE 14.3%

Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/2029	1,221	1,192
6.000% due 08/01/2029	1,175	1,166
8.250% due 02/01/2029	1,178	1,225
8.500% due 06/15/2029	965	1,010

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250% due 10/15/2027	1,483	1,480
5.875% due 11/01/2029	1,075	1,080
6.750% due 10/15/2027	3,552	3,589
6.750% due 04/15/2028	3,713	3,793

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	3,210	3,161

AmWINS Group, Inc.
6.375% due 02/15/2029	1,518	1,562

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Armor Holdco, Inc.
8.500% due 11/15/2029	$1,710	$1,730

Asurion LLC & Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	1,750	1,817

Brandywine Operating Partnership LP
8.875% due 04/12/2029	2,104	2,269

Bread Financial Holdings, Inc.
6.750% due 05/15/2031	1,175	1,218

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	2,747	2,724
5.750% due 05/15/2026	1,280	1,274

Burford Capital Global Finance LLC
6.250% due 04/15/2028	2,688	2,675

Coinbase Global, Inc.
3.375% due 10/01/2028	5,390	5,139

CoreLogic, Inc.
4.500% due 05/01/2028	2,011	1,980

Credit Acceptance Corp.
6.625% due 03/15/2030	437	439

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	1,225	1,251

Diversified Healthcare Trust
4.375% due 03/01/2031	1,325	1,172
4.750% due 02/15/2028	2,741	2,648
7.250% due 10/15/2030	1,350	1,382

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030	1,325	1,337

Encore Capital Group, Inc.
8.500% due 05/15/2030	1,326	1,427

Ford Motor Credit Co. LLC
5.918% due 03/20/2028	150	154

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,940	1,954
12.250% due 10/01/2030	675	749

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	1,600	1,602
7.875% due 04/01/2033	1,300	1,347
9.250% due 02/01/2029	2,154	2,260

FS KKR Capital Corp.
7.875% due 01/15/2029	50	52

FTAI Aviation Investors LLC
5.500% due 05/01/2028	2,808	2,817

Getty Images, Inc.
11.250% due 02/21/2030	1,250	1,173

GGAM Finance Ltd.
8.000% due 02/15/2027	941	964
8.000% due 06/15/2028	613	650

Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% due 12/15/2027	2,420	2,358

HUB International Ltd.
5.625% due 12/01/2029	1,088	1,089
7.250% due 06/15/2030	825	867

Hudson Pacific Properties LP
3.950% due 11/01/2027	2,174	2,086
4.650% due 04/01/2029 (g)	778	720
5.950% due 02/15/2028	1,179	1,163

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/2029	1,472	1,276
5.250% due 05/15/2027	3,973	3,921
6.250% due 05/15/2026	696	697
9.750% due 01/15/2029	48	48
10.000% due 11/15/2029	3,085	3,087

Iliad Holding SAS
7.000% due 10/15/2028	793	804

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032	3,150	2,993

ION Platform Finance U.S., Inc./ION Platform Finance SARL
4.625% due 05/01/2028	807	750
5.750% due 05/15/2028	2,886	2,724
8.750% due 05/01/2029	1,484	1,505
9.500% due 05/30/2029	891	903

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Iron Mountain, Inc.
4.875% due 09/15/2027	$2,720	$2,719
4.875% due 09/15/2029	284	280
5.000% due 07/15/2028	1,031	1,032
5.250% due 03/15/2028	735	739

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033	825	862

Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/2028	2,558	2,465

Jefferson Capital Holdings LLC
6.000% due 08/15/2026	743	744
9.500% due 02/15/2029	1,957	2,064

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	3,433	3,351

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027	3,540	3,519

LD Holdings Group LLC
8.750% due 11/01/2027	273	269

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,074	4,018

Midcap Financial Issuer Trust
6.500% due 05/01/2028	992	991

Millrose Properties, Inc.
6.250% due 09/15/2032	1,325	1,338
6.375% due 08/01/2030	2,427	2,485

MPT Operating Partnership LP/MPT Finance Corp.
5.000% due 10/15/2027	735	712
8.500% due 02/15/2032	1,334	1,426

Navient Corp.
4.875% due 03/15/2028	1,583	1,566
5.000% due 03/15/2027	1,729	1,734
5.500% due 03/15/2029	966	960
6.750% due 06/15/2026	2,018	2,046

NCL Finance Ltd.
6.125% due 03/15/2028	789	814

Newmark Group, Inc.
7.500% due 01/12/2029	703	755

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	2,197	2,150
2.000% due 03/09/2026	2,927	2,915
2.750% due 03/09/2028	1,363	1,296
5.300% due 09/13/2027	518	519
5.625% due 09/29/2028	1,725	1,731
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~	525	522
6.125% due 09/30/2030	1,725	1,726
6.950% due 09/15/2026	731	741
7.050% due 09/15/2028	1,828	1,897

OneMain Finance Corp.
3.500% due 01/15/2027	3,879	3,844
3.875% due 09/15/2028	943	920
5.375% due 11/15/2029	2,454	2,457
6.625% due 01/15/2028	1,993	2,052
6.625% due 05/15/2029	872	904

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027	1,605	1,611

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029	1,997	1,952
5.875% due 10/01/2028	1,284	1,286

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029	1,647	1,692

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	846	831
7.875% due 12/15/2029	2,136	2,274

Popular, Inc.
7.250% due 03/13/2028	1,870	1,972

PRA Group, Inc.
8.375% due 02/01/2028	2,649	2,717
8.875% due 01/31/2030	309	321

Provident Funding Associates LP/PFG Finance Corp.
9.750% due 09/15/2029	568	600

Rfna LP
7.875% due 02/15/2030	1,344	1,373

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RHP Hotel Properties LP/RHP Finance Corp.
4.750% due 10/15/2027	$1,857	$1,850
7.250% due 07/15/2028	1,424	1,469

RLJ Lodging Trust LP
3.750% due 07/01/2026	1,798	1,794
4.000% due 09/15/2029	2,199	2,088

Rocket Cos., Inc.
6.125% due 08/01/2030	1,400	1,448
6.500% due 08/01/2029	3,292	3,399

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026	3,865	3,811
3.625% due 03/01/2029	830	802

SBA Communications Corp.
3.125% due 02/01/2029	1,929	1,847
3.875% due 02/15/2027	3,756	3,730

Service Properties Trust
0.000% due 09/30/2028 (d)	3,398	3,075
5.500% due 12/15/2027	1,903	1,880
8.375% due 06/15/2029	794	799

SLM Corp.
3.125% due 11/02/2026	2,975	2,926

Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,171	1,170
4.375% due 01/15/2027	383	381
5.250% due 10/15/2028	900	910
5.750% due 01/15/2031	2,250	2,277
6.500% due 07/01/2030	1,210	1,266
6.500% due 10/15/2030	710	741
7.250% due 04/01/2029	1,564	1,654

UniCredit SpA
5.861% due 06/19/2032 •	1,321	1,343
7.296% due 04/02/2034 •	869	932

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (g)	3,155	2,938

UWM Holdings LLC
6.250% due 03/15/2031	2,775	2,772

Vornado Realty LP
2.150% due 06/01/2026	1,343	1,328

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^ « (b)	510	0

WULF Compute LLC
7.750% due 10/15/2030	2,603	2,684

XHR LP
4.875% due 06/01/2029	485	479
6.625% due 05/15/2030	914	944

		220,382

INDUSTRIALS 73.3%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	1,427	1,384
3.875% due 01/15/2028	1,275	1,258
4.375% due 01/15/2028	4,753	4,740
6.125% due 06/15/2029	1,560	1,603

1261229 BC Ltd.
10.000% due 04/15/2032	5,413	5,634

AAR Escrow Issuer LLC
6.750% due 03/15/2029	1,855	1,921

Acadia Healthcare Co., Inc.
5.500% due 07/01/2028	3,712	3,695

AdaptHealth LLC
6.125% due 08/01/2028	1,977	2,000

ADT Security Corp.
4.125% due 08/01/2029	1,480	1,447

Advance Auto Parts, Inc.
7.000% due 08/01/2030	4,020	4,057

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	894	732

Ahead DB Holdings LLC
6.625% due 05/01/2028	3,823	3,851

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028	1,173	1,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029	$2,016	$1,939
4.625% due 01/15/2027	2,676	2,676
5.875% due 02/15/2028	1,957	1,971

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	5,447	5,707

Allison Transmission, Inc.
4.750% due 10/01/2027	1,236	1,235

Alta Equipment Group, Inc.
9.000% due 06/01/2029 (g)	2,470	2,233

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033	4,842	4,447

Altice France SA
6.500% due 10/15/2031	9	9
6.875% due 10/15/2030	2,091	2,030
9.500% due 11/01/2029	4,483	4,631

Alumina Pty. Ltd.
6.125% due 03/15/2030	1,471	1,525

AMC Networks, Inc.
10.250% due 01/15/2029	1,360	1,427

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	1,076	1,078
5.750% due 04/20/2029	11,704	11,926

American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	298	287
6.375% due 10/15/2032	1,600	1,630

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	1,986	1,916
4.000% due 01/15/2028	1,628	1,618

ams-OSRAM AG
12.250% due 03/30/2029	3,860	4,119

APLD ComputeCo LLC
9.250% due 12/15/2030	2,150	2,111

Aramark Services, Inc.
5.000% due 02/01/2028	2,431	2,433

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	1,031	994
4.000% due 09/01/2029	750	707

Artera Services LLC
8.500% due 02/15/2031 (g)	1,700	1,413

Asbury Automotive Group, Inc.
4.500% due 03/01/2028	450	450

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029	1,559	1,569

Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% due 08/01/2029	750	716

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	5,695	5,305

AthenaHealth Group, Inc.
6.500% due 02/15/2030	5,210	5,199

ATS Corp.
4.125% due 12/15/2028	2,175	2,130

Avantor Funding, Inc.
3.875% due 11/01/2029	1,945	1,869
4.625% due 07/15/2028	2,939	2,925

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	3,768	3,688
5.375% due 03/01/2029	773	755
5.750% due 07/15/2027	2,380	2,393

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.750% due 06/15/2027	1,338	1,340

Axon Enterprise, Inc.
6.125% due 03/15/2030	1,040	1,076

B&G Foods, Inc.
8.000% due 09/15/2028	2,176	2,144

Ball Corp.
2.875% due 08/15/2030	807	747
5.500% due 09/15/2033	1,300	1,326

Bath & Body Works, Inc.
6.694% due 01/15/2027	495	505
7.500% due 06/15/2029	749	768

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bausch & Lomb Corp.
8.375% due 10/01/2028	$3,172	$3,315

Bausch Health Americas, Inc.
8.500% due 01/31/2027 (g)	1,175	1,164

Bausch Health Cos., Inc.
4.875% due 06/01/2028	1,133	1,015
5.000% due 01/30/2028 (g)	1,672	1,464
5.000% due 02/15/2029 (g)	1,581	1,219
6.250% due 02/15/2029	1,379	1,112
11.000% due 09/30/2028	797	826

Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK)
10.000% due 07/15/2033 (a)	1,750	1,933

Beacon Mobility Corp.
7.250% due 08/01/2030	1,570	1,643

Beazer Homes USA, Inc.
7.500% due 03/15/2031	703	714

Beignet Investor LLC
6.581% due 05/30/2049	9,800	10,363

Belron U.K. Finance PLC
5.750% due 10/15/2029	1,783	1,822

BKV Upstream Midstream LLC
7.500% due 10/15/2030	2,958	3,012

Blackstone Mortgage Trust, Inc.
3.750% due 01/15/2027	401	398
7.750% due 12/01/2029	1,565	1,671

Block Communications, Inc.
4.875% due 03/01/2028	793	741

Block, Inc.
2.750% due 06/01/2026	2,119	2,107
5.625% due 08/15/2030	1,425	1,455

Bombardier, Inc.
6.000% due 02/15/2028	1,733	1,739

Boyd Gaming Corp.
4.750% due 12/01/2027	1,566	1,565

Brand Industrial Services, Inc.
10.375% due 08/01/2030	1,419	1,393

Brink’s Co.
4.625% due 10/15/2027	1,925	1,926

Bristow Group, Inc.
6.875% due 03/01/2028	1,576	1,579

Buckeye Partners LP
3.950% due 12/01/2026	1,300	1,287

Cablevision Lightpath LLC
3.875% due 09/15/2027	547	536
5.625% due 09/15/2028	547	537

Calderys Financing LLC
11.250% due 06/01/2028	275	292

Camelot Finance SA
4.500% due 11/01/2026	134	133

Camelot Return Merger Sub, Inc.
8.750% due 08/01/2028	2,050	1,590

Capstone Borrower, Inc.
8.000% due 06/15/2030	2,220	2,289

Capstone Copper Corp.
6.750% due 03/31/2033	375	389

Carnival Corp.
5.125% due 05/01/2029	2,950	2,984

Carpenter Technology Corp.
5.625% due 03/01/2034	875	890

Carvana Co.
9.000% due 06/01/2030	1,100	1,154

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030	717	676
4.750% due 03/01/2030	4,088	3,907
5.000% due 02/01/2028	5,815	5,772
5.125% due 05/01/2027	6,259	6,254
5.375% due 06/01/2029	3,607	3,569
5.500% due 05/01/2026	888	890

Celanese U.S. Holdings LLC
6.500% due 04/15/2030 (g)	1,022	1,028
6.850% due 11/15/2028	226	237
7.000% due 02/15/2031	1,700	1,742

30	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Centene Corp.
2.450% due 07/15/2028	$2,350	$2,202
4.250% due 12/15/2027	425	423

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029	2,268	1,974

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029	4,685	3,977

Century Communities, Inc.
3.875% due 08/15/2029	1,774	1,688

Cerdia Finanz GmbH
9.375% due 10/03/2031	1,826	1,897

Champion Iron Canada, Inc.
7.875% due 07/15/2032	700	746

Champions Financing, Inc.
8.750% due 02/15/2029 (g)	2,065	2,037

Charles River Laboratories International, Inc.
3.750% due 03/15/2029	369	357

Chemours Co.
5.375% due 05/15/2027	1,048	1,053

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (g)	1,548	1,533

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	517	519
7.625% due 07/01/2029	815	851

Chord Energy Corp.
6.000% due 10/01/2030	1,325	1,346

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030	2,930	2,757
6.000% due 01/15/2029	2,073	2,080
6.125% due 04/01/2030	1,729	1,387
6.875% due 04/15/2029	3,411	3,039

Churchill Downs, Inc.
4.750% due 01/15/2028	4,095	4,095
5.500% due 04/01/2027	1,929	1,936
5.750% due 04/01/2030	700	707

Cinemark USA, Inc.
5.250% due 07/15/2028	1,711	1,712

Cipher Compute LLC
7.125% due 11/15/2030	469	478

CITGO Petroleum Corp.
8.375% due 01/15/2029	2,421	2,526

Civitas Resources, Inc.
5.000% due 10/15/2026	1,244	1,245
8.375% due 07/01/2028	3,655	3,771

Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/2030	1,480	1,549

Clarivate Science Holdings Corp.
4.875% due 07/01/2029	3,535	3,346

Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031	700	735
7.500% due 06/01/2029 (g)	3,604	3,582
7.750% due 04/15/2028 (g)	1,878	1,881
7.875% due 04/01/2030	205	217

Cleveland-Cliffs, Inc.
4.625% due 03/01/2029	505	498
6.875% due 11/01/2029	3,381	3,504

Cloud Software Group, Inc.
6.500% due 03/31/2029	8,627	8,746
9.000% due 09/30/2029	6,504	6,778

Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/2030	2,639	2,685

CMG Media Corp.
8.875% due 06/18/2029	634	545

CNX Midstream Partners LP
4.750% due 04/15/2030	1,520	1,481

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (g)	2,988	2,798
7.000% due 06/15/2027	4,360	4,376

CommScope LLC
4.750% due 09/01/2029	1,915	1,914
7.125% due 07/01/2028	762	767
8.250% due 03/01/2027	1,988	2,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CommScope Technologies LLC
5.000% due 03/15/2027	$4,609	$4,602

Compass Minerals International, Inc.
6.750% due 12/01/2027	127	128
8.000% due 07/01/2030	925	969

Comstock Resources, Inc.
5.875% due 01/15/2030	2,576	2,507
6.750% due 03/01/2029	5,625	5,632

Connect Finco SARL/Connect U.S. Finco LLC
9.000% due 09/15/2029	3,753	3,986

CoreWeave, Inc.
9.000% due 02/01/2031	2,925	2,684
9.250% due 06/01/2030	8,328	7,752

CP Atlas Buyer, Inc.
9.750% due 07/15/2030	781	810

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	325	322

Crocs, Inc.
4.250% due 03/15/2029	2,057	1,994

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	417	401

Crown Americas LLC/Crown Americas Capital Corp. V
4.250% due 09/30/2026	823	820

CSC Holdings LLC
4.125% due 12/01/2030	1,175	722
5.375% due 02/01/2028	1,514	1,100
5.500% due 04/15/2027	3,352	2,877
5.750% due 01/15/2030	7,502	2,779
6.500% due 02/01/2029	3,670	2,435
7.500% due 04/01/2028	947	552
11.250% due 05/15/2028	1,478	1,177
11.750% due 01/31/2029	2,810	2,089

CVR Energy, Inc.
8.500% due 01/15/2029	527	542

CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/2028	1,268	1,276

CVS Health Corp.
7.000% due 03/10/2055 •	5,080	5,332

Darling Ingredients, Inc.
5.250% due 04/15/2027	725	727

DaVita, Inc.
4.625% due 06/01/2030	2,978	2,898

Dcli Bidco LLC
7.750% due 11/15/2029	798	821

Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.125% due 06/01/2028	1,099	1,106
8.625% due 03/15/2029	966	1,013

Deluxe Corp.
8.000% due 06/01/2029	490	500
8.125% due 09/15/2029	1,893	1,997

Diebold Nixdorf, Inc.
7.750% due 03/31/2030	1,368	1,459

Directv Financing LLC
8.875% due 02/01/2030	4,910	4,977

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027	2,672	2,689

Discovery Communications LLC
3.625% due 05/15/2030	5,750	5,301
3.950% due 03/20/2028	3,800	3,735

DISH DBS Corp.
5.125% due 06/01/2029	6,250	5,552
5.250% due 12/01/2026	5,947	5,772
5.750% due 12/01/2028	5,630	5,531
7.375% due 07/01/2028	3,212	3,108
7.750% due 07/01/2026	4,629	4,576

DISH Network Corp.
11.750% due 11/15/2027	5,684	5,919

Dream Finders Homes, Inc.
6.875% due 09/15/2030	2,644	2,661

EchoStar Corp.
10.750% due 11/30/2029	8,653	9,575

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032	1,425	1,443

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EG Global Finance PLC
12.000% due 11/30/2028	$1,584	$1,723

Eldorado Gold Corp.
6.250% due 09/01/2029	1,625	1,644

Ellucian Holdings, Inc.
6.500% due 12/01/2029	3,182	3,252

Encompass Health Corp.
4.500% due 02/01/2028	871	870

Energy Transfer LP
6.500% due 02/15/2056 •	1,750	1,745

Entegris, Inc.
4.750% due 04/15/2029	2,434	2,442

Esab Corp.
6.250% due 04/15/2029	778	801

EW Scripps Co.
9.875% due 08/15/2030	4,825	4,822

Excelerate Energy LP
8.000% due 05/15/2030	2,533	2,686

Fair Isaac Corp.
4.000% due 06/15/2028	834	826

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% due 01/15/2029	1,673	1,627
6.750% due 01/15/2030	2,237	2,128

First Quantum Minerals Ltd.
8.000% due 03/01/2033	200	214

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029	1,721	1,679

Fluor Corp.
4.250% due 09/15/2028	1,732	1,721

Fortescue Treasury Pty. Ltd.
4.500% due 09/15/2027	2,175	2,172
5.875% due 04/15/2030	229	236

Fortrea Holdings, Inc.
7.500% due 07/01/2030 (g)	519	531

Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,106	2,112
5.875% due 10/15/2027	3,002	3,020
5.875% due 11/01/2029	735	745
6.750% due 05/01/2029	1,851	1,866

Full House Resorts, Inc.
8.250% due 02/15/2028	1,158	1,010

FXI Holdings, Inc.
11.000% due 11/15/2030	438	394

FXI Holdings, Inc. (16.000% PIK)
16.000% due 11/15/2029 (a)	262	149

Gap, Inc.
3.625% due 10/01/2029	2,088	1,982

Garda World Security Corp.
6.000% due 06/01/2029	1,600	1,571
6.500% due 01/15/2031	1,325	1,357

GFL Environmental, Inc.
4.000% due 08/01/2028	2,234	2,205

Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.375% due 01/15/2029	1,422	1,401
11.500% due 08/15/2029	1,191	1,252

Global Medical Response, Inc.
7.375% due 10/01/2032	675	703

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	2,280	2,191
5.250% due 12/01/2027	596	598

goeasy Ltd.
7.625% due 07/01/2029	2,429	2,404
9.250% due 12/01/2028	2,328	2,396

Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	15	15
5.000% due 07/15/2029	2,169	2,145

Graham Holdings Co.
5.625% due 12/01/2033	1,800	1,822

Graham Packaging Co., Inc.
7.125% due 08/15/2028	2,957	2,965

Graphic Packaging International LLC
4.750% due 07/15/2027	275	275

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	31

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gray Media, Inc.
4.750% due 10/15/2030	$1,124	$873
9.625% due 07/15/2032	3,182	3,305
10.500% due 07/15/2029	1,969	2,121

Great Lakes Dredge & Dock Corp.
5.250% due 06/01/2029	1,325	1,298

Griffon Corp.
5.750% due 03/01/2028	2,818	2,825

Grifols SA
4.750% due 10/15/2028	3,123	3,087

Group 1 Automotive, Inc.
4.000% due 08/15/2028	926	908

GrubHub Holdings, Inc. (7.000% Cash and 7.000% PIK)
14.000% due 07/31/2030 (a) (g)	1,782	1,460

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	2,502	2,587

HealthEquity, Inc.
4.500% due 10/01/2029	1,603	1,577

Heartland Dental LLC/Heartland Dental Finance Corp.
10.500% due 04/30/2028	238	250

Herc Holdings, Inc.
5.750% due 03/15/2031	2,000	2,031
7.000% due 06/15/2030	1,895	1,995

Hertz Corp.
4.625% due 12/01/2026	243	233
12.625% due 07/15/2029	1,711	1,727

Hess Midstream Operations LP
5.875% due 03/01/2028	1,118	1,143

Hilton Domestic Operating Co., Inc.
5.875% due 04/01/2029	1,018	1,043

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029	1,651	1,605

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875% due 04/01/2027	839	840

HNI Corp.
5.125% due 01/18/2029	1,281	1,256

Hologic, Inc.
3.250% due 02/15/2029	645	636

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	1,525	1,567
7.375% due 07/15/2032	369	390

HTA Group Ltd.
7.500% due 06/04/2029	562	582

Hughes Satellite Systems Corp.
5.250% due 08/01/2026 (g)	1,200	1,148
6.625% due 08/01/2026	850	777

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000% due 02/15/2029	2,651	2,783

iHeartCommunications, Inc.
7.750% due 08/15/2030	680	596
9.125% due 05/01/2029	1,101	1,062
10.875% due 05/01/2030	955	826

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (a)	600	607

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (a)	791	832

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/2028	515	518

Imola Merger Corp.
4.750% due 05/15/2029	4,548	4,493

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 (a)	549	549

Incora Top Holdco LLC
6.000% due 01/30/2033 (i)	388	605

INEOS Finance PLC
6.750% due 05/15/2028	2,835	2,521
7.500% due 04/15/2029	917	797

INEOS Quattro Finance 2 PLC
9.625% due 03/15/2029	561	389

Installed Building Products, Inc.
5.750% due 02/01/2028	537	539

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IQVIA, Inc.
5.000% due 10/15/2026	$1,298	$1,298
5.000% due 05/15/2027	2,647	2,648

Ithaca Energy North Sea PLC
8.125% due 10/15/2029	450	466

ITT Holdings LLC
6.500% due 08/01/2029	1,272	1,221

Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	1,672	1,654

JELD-WEN, Inc.
4.875% due 12/15/2027	50	44

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031	3,539	3,568

JW Aluminum Continuous Cast Co.
10.250% due 04/01/2030	543	568

KBR, Inc.
4.750% due 09/30/2028	882	869

KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000% due 02/15/2029	2,323	2,441

Kinetik Holdings LP
6.625% due 12/15/2028	1,611	1,660

Kioxia Holdings Corp.
0.000% due 07/24/2030 ~	1,631	1,679

Kodiak Gas Services LLC
7.250% due 02/15/2029	1,613	1,679

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	3,751	3,718

LABL, Inc.
10.500% due 07/15/2027 (g)	3,091	1,924

Lamar Media Corp.
5.375% due 11/01/2033	1,400	1,393

Lamb Weston Holdings, Inc.
4.875% due 05/15/2028	2,372	2,375

LBM Acquisition LLC
6.250% due 01/15/2029 (g)	2,180	1,964
9.500% due 06/15/2031	1,825	1,905

LCM Investments Holdings II LLC
4.875% due 05/01/2029	992	978

Level 3 Financing, Inc.
3.625% due 01/15/2029	2,279	2,115
3.750% due 07/15/2029	618	565
4.875% due 06/15/2029	1,482	1,447
8.500% due 01/15/2036	1,700	1,743

LifePoint Health, Inc.
5.375% due 01/15/2029	2,758	2,718
10.000% due 06/01/2032	1,300	1,382

Lindblad Expeditions LLC
7.000% due 09/15/2030	700	731

Lithia Motors, Inc.
4.625% due 12/15/2027	4,195	4,205

Live Nation Entertainment, Inc.
4.750% due 10/15/2027	2,395	2,401
6.500% due 05/15/2027	1,172	1,184

Madison IAQ LLC
4.125% due 06/30/2028	1,978	1,945
5.875% due 06/30/2029	1,655	1,646

Matador Resources Co.
6.875% due 04/15/2028	657	674

Match Group Holdings II LLC
4.625% due 06/01/2028	2,039	2,030
5.000% due 12/15/2027	1,447	1,451

Mativ Holdings, Inc.
8.000% due 10/01/2029	2,112	2,136

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	4,846	4,812
9.250% due 04/15/2030	3,841	3,707

Mavis Tire Express Services Topco Corp.
6.500% due 05/15/2029	1,577	1,563

Maxam Prill SARL
7.750% due 07/15/2030	2,025	2,104

Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/2028	1,848	1,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

McAfee Corp.
7.375% due 02/15/2030	$4,862	$4,245

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	2,508	2,523
8.000% due 08/01/2029	3,220	3,256

Medline Borrower LP
3.875% due 04/01/2029	7,907	7,725
5.250% due 10/01/2029	1,710	1,720

Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/2029	1,720	1,780

Methanex Corp.
5.125% due 10/15/2027	969	975

Michaels Cos., Inc.
5.250% due 05/01/2028	1,565	1,506
7.875% due 05/01/2029	1,393	1,288

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	3,160	3,110

Millennium Escrow Corp.
6.625% due 08/01/2026	862	831

Mineral Resources Ltd.
7.000% due 04/01/2031	1,425	1,487
9.250% due 10/01/2028	1,475	1,549

Minerals Technologies, Inc.
5.000% due 07/01/2028	2,233	2,219

MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030	1,911	1,856

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.250% due 04/15/2030	1,206	1,260

Molina Healthcare, Inc.
4.375% due 06/15/2028	2,820	2,775
6.500% due 02/15/2031	1,300	1,337

Moog, Inc.
4.250% due 12/15/2027	1,478	1,465

Motion Bondco DAC
6.625% due 11/15/2027 (g)	4,346	4,223

MPH Acquisition Holdings LLC
7.590% due 12/31/2030	2,227	1,956

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (a) (g)	683	723

Murphy Oil USA, Inc.
5.625% due 05/01/2027	259	259

Nabors Industries, Inc.
7.625% due 11/15/2032	1,750	1,721
9.125% due 01/31/2030	850	892

National Mentor Holdings, Inc.
10.500% due 12/15/2030	5,926	5,963

NCL Corp. Ltd.
7.750% due 02/15/2029	1,164	1,240

NCR Atleos Corp.
9.500% due 04/01/2029	1,452	1,577

NCR Voyix Corp.
5.000% due 10/01/2028	3,033	3,024
5.125% due 04/15/2029	1,770	1,763

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	6,975	6,991
10.375% due 05/15/2031	600	616

New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/2028	2,022	2,027

New Flyer Holdings, Inc.
9.250% due 07/01/2030	700	756

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029	3,911	3,227

Nexstar Media, Inc.
4.750% due 11/01/2028	1,126	1,118
5.625% due 07/15/2027	3,479	3,500

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	5,167	5,101
4.810% due 09/17/2030	2,082	1,964
7.500% due 07/17/2030	1,263	1,326

Noble Finance II LLC
8.000% due 04/15/2030	3,602	3,744

32	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordstrom, Inc.
4.000% due 03/15/2027	$738	$731

NOVA Chemicals Corp.
5.250% due 06/01/2027	2,603	2,628

Novelis Corp.
4.750% due 01/30/2030	3,653	3,531
6.375% due 08/15/2033	1,425	1,446

NuStar Logistics LP
6.000% due 06/01/2026	728	732

Odeon Finco PLC
12.750% due 11/01/2027	577	595

Olin Corp.
5.625% due 08/01/2029	355	357

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	607	590
6.250% due 10/01/2029	1,050	1,023

ON Semiconductor Corp.
3.875% due 09/01/2028	2,956	2,903

OneSky Flight LLC
8.875% due 12/15/2029	3,103	3,323

Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.000% due 08/01/2030	2,810	2,667

Open Text Corp.
3.875% due 02/15/2028	2,616	2,569

Open Text Holdings, Inc.
4.125% due 02/15/2030	392	375

Option Care Health, Inc.
4.375% due 10/31/2029	1,166	1,144

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	4,934	4,828
5.125% due 04/30/2031	900	746

Outfront Media Capital LLC/Outfront Media Capital Corp.
4.250% due 01/15/2029	491	480
5.000% due 08/15/2027	2,256	2,269

Owens & Minor, Inc.
4.500% due 03/31/2029 (g)	1,650	1,121

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	1,025	930

Paramount Global
3.700% due 06/01/2028	697	682
6.250% due 02/28/2057 •	900	812
6.375% due 03/30/2062 •	1,446	1,350
6.875% due 04/30/2036	267	263

Park River Holdings, Inc.
8.000% due 03/15/2031	450	466
8.750% due 12/31/2030	1,307	1,292

Penn Entertainment, Inc.
5.625% due 01/15/2027	1,808	1,813

Performance Food Group, Inc.
4.250% due 08/01/2029	2,372	2,328
5.500% due 10/15/2027	1,342	1,345

Permian Resources Operating LLC
8.000% due 04/15/2027	1,497	1,522

PM General Purchaser LLC
9.500% due 10/01/2028	1,925	1,665

Post Holdings, Inc.
4.625% due 04/15/2030	4,154	4,048

Precision Drilling Corp.
6.875% due 01/15/2029	2,081	2,106

Prestige Brands, Inc.
5.125% due 01/15/2028	1,300	1,303

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	5,334	5,609

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	147	144
5.750% due 04/15/2026	162	162

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	703	685
6.250% due 04/01/2029	2,534	2,556

Qnity Electronics, Inc.
6.250% due 08/15/2033	775	804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QVC, Inc.
6.875% due 04/15/2029	$542	$237

Rackspace Finance LLC
3.500% due 05/15/2028	258	95

Radiology Partners, Inc.
8.500% due 07/15/2032	1,756	1,837

Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	489	504
9.750% due 04/15/2029	4,061	4,546
11.250% due 02/15/2027	4,729	5,060

Rand Parent LLC
8.500% due 02/15/2030	1,736	1,810

RB Global Holdings, Inc.
6.750% due 03/15/2028	872	893

Real Hero Merger Sub 2, Inc.
6.250% due 02/01/2029	815	353

Reworld Holding Corp.
4.875% due 12/01/2029	1,010	972

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031	2,950	2,902

ROBLOX Corp.
3.875% due 05/01/2030	2,070	1,982

Rocket Software, Inc.
6.500% due 02/15/2029	1,483	1,460

Rockies Express Pipeline LLC
4.950% due 07/15/2029	2,024	2,021

Rogers Communications, Inc.
5.250% due 03/15/2082 •	1,168	1,168
7.000% due 04/15/2055 •	2,203	2,306

Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	1,332	1,334

RR Donnelley & Sons Co.
9.500% due 08/01/2029	2,105	2,177
10.875% due 08/01/2029	812	831

Sabre GLBL, Inc.
10.750% due 11/15/2029	927	789
10.750% due 03/15/2030	1,423	1,171

Science Applications International Corp.
4.875% due 04/01/2028	934	932

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	2,557	2,567

Scripps Escrow II, Inc.
3.875% due 01/15/2029	1,298	1,195

Seadrill Finance Ltd.
8.375% due 08/01/2030	2,107	2,193

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	1,543	1,514
5.875% due 07/15/2030	1,756	1,812

Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/2028	992	1,009

Sensata Technologies BV
4.000% due 04/15/2029	1,166	1,142

Service Corp. International
3.375% due 08/15/2030	322	301
4.625% due 12/15/2027	725	725

Shutterfly Finance LLC
8.500% due 10/01/2027 (g)	1,897	1,830
9.750% due 10/01/2027	247	248

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	3,716	3,584

Sirius XM Radio LLC
3.125% due 09/01/2026	2,288	2,275
4.000% due 07/15/2028	3,537	3,462
4.125% due 07/01/2030	1,231	1,172
5.000% due 08/01/2027	2,463	2,477
5.500% due 07/01/2029	3,853	3,887

Six Flags Entertainment Corp.
5.500% due 04/15/2027	291	290

Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
5.250% due 07/15/2029	1,423	1,328

SK Invictus Intermediate II SARL
5.000% due 10/30/2029	1,279	1,267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SM Energy Co.
6.500% due 07/15/2028	$618	$628
6.625% due 01/15/2027	1,034	1,041
6.750% due 08/01/2029	4,745	4,782

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	4,078	4,100

Sotheby’s
7.375% due 10/15/2027	2,406	2,393

South Bow Canadian Infrastructure Holdings Ltd.
7.625% due 03/01/2055 •	819	857

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	3,197	3,122

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	657	657

Spirit AeroSystems, Inc.
4.600% due 06/15/2028	2,381	2,385

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	374	359

SS&C Technologies, Inc.
5.500% due 09/30/2027	1,000	1,002

Stagwell Global LLC
5.625% due 08/15/2029	3,258	3,180

Standard Industries, Inc.
4.375% due 07/15/2030	104	100
4.750% due 01/15/2028	1,293	1,291

Staples, Inc.
10.750% due 09/01/2029	4,700	4,679

Star Leasing Co. LLC
7.625% due 02/15/2030	1,024	953

Star Parent, Inc.
9.000% due 10/01/2030	1,300	1,389

Station Casinos LLC
4.500% due 02/15/2028	3,874	3,844

SunCoke Energy, Inc.
4.875% due 06/30/2029	1,933	1,797

Sunoco LP
4.625% due 05/01/2030	775	753
5.875% due 07/15/2027	1,365	1,373
7.000% due 05/01/2029	755	788

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	461	453
4.500% due 04/30/2030	2,210	2,160
5.875% due 03/15/2028	316	318
7.000% due 09/15/2028	1,008	1,044

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	750	760

Synergy Infrastructure Holdings LLC
7.875% due 12/01/2030	850	883

Talos Production, Inc.
9.000% due 02/01/2029	975	1,016

Taseko Mines Ltd.
8.250% due 05/01/2030	858	912

Taylor Morrison Communities, Inc.
5.750% due 01/15/2028	2,167	2,207

Team Health Holdings, Inc.
8.375% due 06/30/2028	1,252	1,269

TEGNA, Inc.
4.625% due 03/15/2028	3,618	3,583
5.000% due 09/15/2029	716	710

Teleflex, Inc.
4.250% due 06/01/2028	1,301	1,287
4.625% due 11/15/2027	943	942

Tenet Healthcare Corp.
4.250% due 06/01/2029	3,705	3,653
4.625% due 06/15/2028	1,338	1,345
5.125% due 11/01/2027	1,587	1,596
6.000% due 11/15/2033	3,000	3,091
6.125% due 10/01/2028	1,136	1,142

Tenneco, Inc.
8.000% due 11/17/2028	1,333	1,338

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029	2,469	2,454

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	33

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TGS ASA
8.500% due 01/15/2030	$3,896	$4,083

Thor Industries, Inc.
4.000% due 10/15/2029	1,813	1,748

Tidewater, Inc.
9.125% due 07/15/2030	958	1,029

Titan International, Inc.
7.000% due 04/30/2028	2,720	2,736

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	2,695	2,697

TopBuild Corp.
3.625% due 03/15/2029	1,866	1,809

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	3,107	3,106

TransDigm, Inc.
4.625% due 01/15/2029	1,573	1,564
6.375% due 03/01/2029	2,231	2,304
6.375% due 05/31/2033	1,400	1,438
6.750% due 08/15/2028	5,228	5,327

Transocean Aquila Ltd.
8.000% due 09/30/2028	1,200	1,234

Transocean International Ltd.
7.875% due 10/15/2032	1,525	1,600
8.250% due 05/15/2029	4,429	4,467

Transocean Titan Financing Ltd.
8.375% due 02/01/2028	1,626	1,661

Travel & Leisure Co.
6.000% due 04/01/2027	538	546
6.625% due 07/31/2026	1,486	1,501

TreeHouse Foods, Inc.
4.000% due 09/01/2028	2,185	2,180

Trident TPI Holdings, Inc.
12.750% due 12/31/2028	2,410	2,472

TriNet Group, Inc.
3.500% due 03/01/2029	1,685	1,599

Trivium Packaging Finance BV
8.250% due 07/15/2030	1,831	1,964
12.250% due 01/15/2031	575	624

Tronox, Inc.
4.625% due 03/15/2029 (g)	419	294
9.125% due 09/30/2030 (g)	950	949

Tutor Perini Corp.
11.875% due 04/30/2029	775	864

Twilio, Inc.
3.625% due 03/15/2029	1,847	1,787

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	3,355	3,384

U.S. Foods, Inc.
6.875% due 09/15/2028	1,700	1,761

U.S. Renal Care, Inc.
8.831% due 06/28/2028	326	280

Under Armour, Inc.
3.250% due 06/15/2026	1,862	1,859

Unisys Corp.
10.625% due 01/15/2031 (g)	2,288	2,346

United Airlines, Inc.
4.375% due 04/15/2026	750	750

United Rentals North America, Inc.
3.875% due 11/15/2027	323	321
4.000% due 07/15/2030	744	722
4.875% due 01/15/2028	1,904	1,905

Univision Communications, Inc.
7.375% due 06/30/2030	3,111	3,173
8.000% due 08/15/2028	3,326	3,447

USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	1,650	1,671
7.125% due 03/15/2029	2,047	2,120

Valaris Ltd.
8.375% due 04/30/2030	3,196	3,327

Velocity Vehicle Group LLC
8.000% due 06/01/2029	2,172	2,066

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	$800	$751

Venture Global LNG, Inc.
7.000% due 01/15/2030 (g)	5,059	4,873
8.125% due 06/01/2028	6,579	6,667
9.500% due 02/01/2029	6,744	6,994
9.875% due 02/01/2032	1,600	1,654

Venture Global Plaquemines LNG LLC
6.750% due 01/15/2036	404	414

Veritiv Operating Co.
10.500% due 11/30/2030	675	727

Versant Media Group, Inc.
7.250% due 01/30/2031	1,175	1,213

Vertiv Group Corp.
4.125% due 11/15/2028	1,822	1,801

VF Corp.
2.800% due 04/23/2027	839	824
2.950% due 04/23/2030	1,230	1,115

Viasat, Inc.
5.625% due 04/15/2027	571	572

Viavi Solutions, Inc.
3.750% due 10/01/2029	1,360	1,303

Viking Cruises Ltd.
9.125% due 07/15/2031	1,199	1,285

Virgin Media Finance PLC
5.000% due 07/15/2030	3,931	3,470

Virgin Media Secured Finance PLC
5.500% due 05/15/2029	3,707	3,654

Virgin Media Vendor Financing Notes IV DAC
5.000% due 07/15/2028	1,120	1,100

Viridien
10.000% due 10/15/2030	621	655

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030 (g)	2,147	2,045
7.875% due 05/01/2027 (g)	2,253	2,271
9.500% due 06/01/2028	2,684	2,786

Vital Energy, Inc.
7.875% due 04/15/2032	456	450

Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033	1,400	1,389

VOC Escrow Ltd.
5.000% due 02/15/2028	2,434	2,435

VZ Secured Financing BV
5.000% due 01/15/2032	1,666	1,509
7.500% due 01/15/2033	1,975	2,003

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	4,400	4,378
4.054% due 03/15/2029	697	678
5.050% due 03/15/2042	925	653

Wayfair LLC
6.750% due 11/15/2032	800	823
7.250% due 10/31/2029	2,073	2,166

WBI Operating LLC
6.250% due 10/15/2030	1,875	1,888

Weatherford International Ltd.
6.750% due 10/15/2033	2,950	3,023

WESCO Distribution, Inc.
6.375% due 03/15/2029	1,212	1,253
7.250% due 06/15/2028	304	309

Western Digital Corp.
4.750% due 02/15/2026	1,194	1,199

White Cap Supply Holdings LLC
7.375% due 11/15/2030	3,500	3,634

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	2,405	2,434

Williams Scotsman, Inc.
4.625% due 08/15/2028	530	530

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031	2,288	2,404

Wolverine World Wide, Inc.
4.000% due 08/15/2029	3,324	3,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WR Grace Holdings LLC
4.875% due 06/15/2027		$1,643	$1,640
5.625% due 08/15/2029		3,590	3,431

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,548	2,524

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		2,175	2,185

Xerox Corp.
13.500% due 04/15/2031 (g)		175	143

Xerox Holdings Corp.
5.500% due 08/15/2028		3,697	1,719

XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029 (g)		1,866	1,913
8.375% due 01/15/2031 (g)		1,375	1,446

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (a)		3,265	3,105
6.250% due 09/09/2030 (a)		1,748	1,606

ZF North America Capital, Inc.
6.750% due 04/23/2030		1,625	1,607
6.875% due 04/14/2028		2,168	2,221
7.125% due 04/14/2030		1,275	1,287

Ziff Davis, Inc.
4.625% due 10/15/2030		800	763

Ziggo Bond Co. BV
5.125% due 02/28/2030		1,338	1,196

Ziggo BV
4.875% due 01/15/2030		2,363	2,236

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029		3,107	2,937

			1,124,963

UTILITIES 5.5%

AES Corp.
7.600% due 01/15/2055 •		1,717	1,750

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		1,593	1,670

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	11	175

American Electric Power Co., Inc.
5.800% due 03/15/2056 •		$875	869

AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% due 06/01/2028		244	254

Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% due 01/15/2028		1,100	1,104

Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/2028		1,108	1,115

Calpine Corp.
4.500% due 02/15/2028		2,150	2,152
5.125% due 03/15/2028		1,590	1,592

Clearway Energy Operating LLC
4.750% due 03/15/2028		2,072	2,075

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		1,166	1,204

Edison International
5.750% due 06/15/2027		1,344	1,369
6.250% due 03/15/2030		293	307
7.875% due 06/15/2054 •		980	1,029
8.125% due 06/15/2053 •		1,225	1,275

Emera, Inc.
6.750% due 06/15/2076 •		1,900	1,917

EUSHI Finance, Inc.
7.625% due 12/15/2054 •		2,552	2,685

Genesis Energy LP/Genesis Energy Finance Corp.
7.750% due 02/01/2028		2,146	2,156
8.250% due 01/15/2029		1,247	1,306

Hilcorp Energy I LP/Hilcorp Finance Co.
6.250% due 11/01/2028		1,839	1,856

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029		1,893	1,811

34	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lumen Technologies, Inc.
4.125% due 04/15/2029	$609	$606
4.125% due 04/15/2030	344	344
10.000% due 10/15/2032	440	443

Millicom International Cellular SA
5.125% due 01/15/2028	470	469

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	1,555	1,615

NRG Energy, Inc.
5.250% due 06/15/2029	5,141	5,175
5.750% due 01/15/2028	770	773

PacifiCorp
7.375% due 09/15/2055 •	1,629	1,662

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028	3,041	3,001

PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028	2,841	2,816
7.875% due 09/15/2030	1,603	1,545
9.875% due 03/15/2030	2,025	2,084

PG&E Corp.
5.000% due 07/01/2028	1,499	1,499
7.375% due 03/15/2055 •	2,900	3,022

Talen Energy Supply LLC
6.250% due 02/01/2034	900	918
6.500% due 02/01/2036	900	931

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.500% due 01/15/2028	2,841	2,854
6.000% due 12/31/2030	125	126

TerraForm Power Operating LLC
4.750% due 01/15/2030	2,074	2,023
5.000% due 01/31/2028	3,394	3,393

TXNM Energy, Inc.
7.000% due 07/31/2056 •	2,100	2,094

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029	3,144	3,022
8.625% due 06/15/2032	3,190	3,145

Veon Midco BV
3.375% due 11/25/2027	3,225	3,066

Vistra Operations Co. LLC
5.000% due 07/31/2027	1,260	1,267
5.625% due 02/15/2027	1,955	1,957

Vodafone Group PLC
7.000% due 04/04/2079 •	2,234	2,368

VoltaGrid LLC
7.375% due 11/01/2030	2,100	2,082

		83,971

Total Corporate Bonds & Notes (Cost $1,409,553)		1,429,316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045	$489	$494

U.S. Treasury Notes
4.250% due 08/15/2035	796	802

Total U.S. Treasury Obligations (Cost $1,319)		1,296

	SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

SES SA «(c)	75,928	1,180

CONSUMER DISCRETIONARY 0.0%

Riverbed Technology, Inc. «(c)(i)	22,812	2

FINANCIALS 0.0%

Bruin Blocker LLC «(c)(i)	182,994	0

HEALTH CARE 0.0%

AmSurg Corp. «(c)(i)	21,155	950

INDUSTRIALS 0.1%

Incora New Equity «(c)(i)	17,294	670

Luxco Co. Ltd. «(c)(i)	67,089	1,183

Spirit Aviation Holdings, Inc. (c)	70,218	18

		1,871

Total Common Stocks (Cost $5,585)		4,003

WARRANTS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	79,807	6

Total Warrants (Cost $983)		6

PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

Clover Holdings, Inc.
0.000% «(i)	2,459	47

Total Preferred Securities (Cost $37)		47

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (h)	409,785	$410

		410

REPURCHASE AGREEMENTS (j) 5.7%
		87,200

Total Short-Term Instruments (Cost $87,610)		87,610

Total Investments in Securities (Cost $1,533,631)		1,551,396

INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

MUTUAL FUNDS 2.8%

PIMCO Government Money Market Fund
3.870% (g)(h)	43,116,723	43,117

Total Short-Term Instruments (Cost $43,117)		43,117

Total Investments in Affiliates (Cost $43,117)		43,117

Total Investments 103.8% (Cost $1,576,748)		$1,594,513

Financial Derivative Instruments (k)(n) (0.0)% (Cost or Premiums, net $(112))		(36)

Other Assets and Liabilities, net (3.8)%		(58,922)

Net Assets 100.0%		$1,535,555

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	35

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

(g)

Securities with an aggregate market value of $42,234 were out on loan in exchange for $43,117 of cash collateral as of December 31, 2025. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$884	$950	0.06%
Bruin Blocker LLC	04/20/2021	0	0	0.00
Clover Holdings, Inc.	12/09/2024	37	47	0.00
Incora New Equity	01/31/2025	840	670	0.04
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	388	605	0.04
Luxco Co. Ltd.	10/01/2025	1,182	1,183	0.08
Riverbed Technology, Inc.	04/24/2018 - 12/07/2021	1,634	2	0.00

		$4,965	$3,457	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.790%	01/02/2026	01/05/2026	$41,300	U.S. Treasury Notes 1.125% - 3.500% due 11/30/2030 - 02/15/2031	$(42,123)	$41,300	$41,300
	3.870	12/31/2025	01/02/2026	40,200	U.S. Treasury Notes 4.000% - 4.125% due 10/31/2029 - 01/31/2031	(40,936)	40,200	40,209
FICC STR	3.820	12/31/2025	01/02/2026	5,700	U.S. Treasury Notes 4.375% due 12/31/2029	(5,814)	5,700	5,701

Total Repurchase Agreements						$(88,873)	$87,200	$87,210

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$81,509	$0	$0	$0	$81,509	$(83,059)	$(1,550)
FICC STR	5,701	0	0	0	5,701	(5,814)	(113)

Master Securities Forward Transaction Agreement
BOS	0	0	0	8,023	8,023	(8,217)	(194)
BCY	0	0	0	14,671	14,671	(14,959)	(288)
GSC	0	0	0	13,255	13,255	(13,521)	(266)
MSC	0	0	0	1,018	1,018	(1,039)	(21)
RDR	0	0	0	3,187	3,187	(3,259)	(72)
BSN	0	0	0	2,080	2,080	(2,122)	(42)

Total Borrowings and Other Financing Transactions	$87,210	$0	$0	$42,234

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$43,117	$0	$0	$0	$43,117

Total Borrowings	$43,117	$0	$0	$0	$43,117

Payable for securities on loan - cash collateral					$43,117

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

36	PIMCO ETF TRUST

December 31, 2025	(Unaudited)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(44) at a weighted average interest rate of 4.173%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract June Futures	09/2027	143	$34,626	$307	$0	$(9)
3-Month SOFR Active Contract March Futures	06/2027	143	34,636	311	0	(9)
U.S. Treasury 5-Year Note March Futures	03/2026	717	78,371	(164)	0	(84)

				$454	$0	$(102)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	111	$(23,176)	$(22)	$8	$0
U.S. Treasury 10-Year Note March Futures	03/2026	66	(7,421)	50	13	0
U.S. Treasury Long-Term Bond March Futures	03/2026	44	(5,086)	26	10	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	50	(5,751)	8	9	0

				$62	$40	$0

Total Futures Contracts				$516	$40	$(102)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Carnival Corp.	1.000%	Quarterly	12/20/2027	0.468%	$1,000	$(100)	$111	$11	$0	$0
Carnival Corp.	1.000	Quarterly	06/20/2029	0.765	1,300	(75)	85	10	0	(1)
Charter Communications	5.000	Quarterly	12/20/2030	2.703	1,925	173	19	192	1	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.389	3,200	456	(31)	425	3	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	2.868	600	(89)	59	(30)	1	0

						$365	$243	$608	$5	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,800	$180	$(101)	$79	$1	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	588	14	26	40	0	0

					$194	$(75)	$119	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	31,000	$(334)	$246	$(88)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		8,675	(337)	233	(104)	15	0

							$(671)	$479	$(192)	$21	$0

Total Swap Agreements							$(112)	$647	$535	$27	$(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	37

Schedule of Investments	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$40	$27	$67	$0	$(102)	$(1)	$(103)

Cash of $9,037 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$40	$40
Swap Agreements	0	6	0	0	21	27

	$0	$6	$0	$0	$61	$67

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$102	$102
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$102	$103

38	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,202	$1,202
Swap Agreements	0	245	0	0	245	490

	$0	$245	$0	$0	$1,447	$1,692

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$249	$0	$0	$1,447	$1,696

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,039)	$(1,039)
Swap Agreements	0	2	0	0	(161)	(159)

	$0	$2	$0	$0	$(1,200)	$(1,198)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$25,942	$3,176	$29,118
Corporate Bonds & Notes
Banking & Finance	0	220,382	0	220,382
Industrials	0	1,123,809	1,154	1,124,963
Utilities	0	83,796	175	83,971
U.S. Treasury Obligations	0	1,296	0	1,296
Common Stocks
Communication Services	0	0	1,180	1,180
Consumer Discretionary	0	0	2	2
Health Care	0	0	950	950
Industrials	18	0	1,853	1,871
Warrants
Industrials	0	0	6	6
Preferred Securities
Industrials	0	0	47	47
Short-Term Instruments
Mutual Funds	0	410	0	410
Repurchase Agreements	0	87,200	0	87,200

	$18	$1,542,835	$8,543	$1,551,396

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$43,117	$0	$0	$43,117

Total Investments	$43,135	$1,542,835	$8,543	$1,594,513

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$67	$0	$67

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(103)	$0	$(103)

Total Financial Derivative Instruments	$0	$(36)	$0	$(36)

Totals	$43,135	$1,542,799	$8,543	$1,594,477

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and Ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.7%

CORPORATE BONDS & NOTES 92.1%

BANKING & FINANCE 35.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$3,127	$3,085
3.000% due 10/29/2028	336	326
3.300% due 01/30/2032	2,142	1,978
3.400% due 10/29/2033	266	240
3.850% due 10/29/2041	63	52

Aircastle Ltd.
4.250% due 06/15/2026	835	835
6.500% due 07/18/2028	638	671

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030	1,296	1,310

Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	1,796	1,474

Ally Financial, Inc.
2.200% due 11/02/2028	1,668	1,579
5.548% due 07/31/2033 •	1,212	1,222
6.184% due 07/26/2035 •	4,346	4,507
6.848% due 01/03/2030 •	150	159

American Express Co.
5.389% due 07/28/2027 •	82	83
5.645% due 04/23/2027 •	26	26
6.489% due 10/30/2031 •	628	686

American Financial Group, Inc.
4.500% due 06/15/2047	423	356

American Homes 4 Rent LP
5.500% due 02/01/2034	430	445

American International Group, Inc.
4.750% due 04/01/2048	8	7

American Tower Corp.
2.100% due 06/15/2030	500	454
2.750% due 01/15/2027	624	616
2.900% due 01/15/2030	2,519	2,392
2.950% due 01/15/2051	2,262	1,446
3.125% due 01/15/2027	322	319
3.600% due 01/15/2028	1,025	1,016
5.200% due 02/15/2029	1,380	1,421
5.650% due 03/15/2033	100	106

Aon Corp./Aon Global Holdings PLC
2.900% due 08/23/2051	2,593	1,615
3.900% due 02/28/2052	395	297

Arch Capital Group Ltd.
3.635% due 06/30/2050	542	403

ARES Capital Corp.
2.875% due 06/15/2027	1,221	1,196
2.875% due 06/15/2028	1,856	1,774
ARES Management Corp.
5.600% due 10/11/2054	2	2

Arthur J Gallagher & Co.
3.500% due 05/20/2051	1,476	1,033
5.750% due 07/15/2054	276	273
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	822	776

Athene Global Funding
1.450% due 01/08/2026	564	564
1.608% due 06/29/2026	1,204	1,189
2.673% due 06/07/2031	1,224	1,092

Athene Holding Ltd.
6.625% due 05/19/2055	46	47

Australia & New Zealand Banking Group Ltd.
4.400% due 05/19/2026 (e)	468	469

AvalonBay Communities, Inc.
5.350% due 06/01/2034	1,475	1,536

Aviation Capital Group LLC
6.250% due 04/15/2028	2,383	2,477

Avilease Capital Ltd.
4.750% due 11/12/2030	1,600	1,589

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	19	19
2.528% due 11/18/2027	752	730
4.700% due 01/30/2031	3,200	3,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AXIS Specialty Finance PLC
4.000% due 12/06/2027	$273	$273

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •	200	213
6.138% due 09/14/2028 •	400	414
7.883% due 11/15/2034 •	1,580	1,842

Banco de Credito e Inversiones SA
3.500% due 10/12/2027	798	790

Banco Santander SA
1.849% due 03/25/2026	86	86
5.127% due 11/06/2035	2,400	2,400
5.294% due 08/18/2027	120	122

Bank of America Corp.
1.898% due 07/23/2031 •	517	465
2.572% due 10/20/2032 •	3,894	3,513
2.592% due 04/29/2031 •	343	320
2.972% due 02/04/2033 •	313	286
3.194% due 07/23/2030 •	411	397
3.419% due 12/20/2028 •	3,109	3,071
3.593% due 07/21/2028 •	74	74
5.015% due 07/22/2033 •	2,767	2,822
5.080% due 01/20/2027 •	1,393	1,394
5.202% due 04/25/2029 •	2,439	2,502
5.288% due 04/25/2034 •	1,890	1,946
5.468% due 01/23/2035 •	3,021	3,148
5.872% due 09/15/2034 •	940	1,003

Bank of Ireland Group PLC
2.029% due 09/30/2027 •	1,195	1,176

Bank of Montreal
5.717% due 09/25/2028	115	120

Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	1,047	1,051
5.802% due 10/25/2028 •	422	436
5.834% due 10/25/2033 •	2,097	2,265

Bank of New Zealand
1.000% due 03/03/2026	110	109

Bank of Nova Scotia
4.404% due 09/08/2028 •	570	573

Barclays PLC
2.279% due 11/24/2027 •	79	78
4.375% due 01/12/2026	3,069	3,069
4.972% due 05/16/2029 •	2,439	2,480
5.785% due 02/25/2036 •	780	817
5.829% due 05/09/2027 •	120	121
6.224% due 05/09/2034 •	148	159
6.496% due 09/13/2027 •	1,273	1,293
7.385% due 11/02/2028 •	1,576	1,666
7.437% due 11/02/2033 •	253	289

Berkshire Hathaway Finance Corp.
3.850% due 03/15/2052	1,628	1,254

BGC Group, Inc.
6.600% due 06/10/2029	1,600	1,671

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	288	271
4.000% due 10/02/2047	536	423
5.900% due 11/03/2027	130	134

Blackstone Private Credit Fund
4.000% due 01/15/2029	150	146

Blackstone Secured Lending Fund
2.750% due 09/16/2026	1,195	1,181
3.625% due 01/15/2026	251	251

Block Financial LLC
3.875% due 08/15/2030	1,082	1,043

Blue Owl Capital Corp.
3.400% due 07/15/2026	201	200
4.250% due 01/15/2026	10	10

Blue Owl Finance LLC
3.125% due 06/10/2031	1,189	1,080
4.125% due 10/07/2051	656	462
6.250% due 04/18/2034	2,439	2,516

BNP Paribas SA
1.323% due 01/13/2027 •	1,385	1,384
4.400% due 08/14/2028	3,829	3,838

Boston Properties LP
2.550% due 04/01/2032	100	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE SA
1.000% due 01/20/2026	$314	$314
3.500% due 10/23/2027	622	615
5.936% due 05/30/2035 •	1,156	1,206
5.975% due 01/18/2027 •	1,430	1,431
6.612% due 10/19/2027 •	650	662

Brandywine Operating Partnership LP
3.950% due 11/15/2027	375	368

Brighthouse Financial Global Funding
1.550% due 05/24/2026	446	441

Brighthouse Financial, Inc.
4.700% due 06/22/2047	65	48

Broadridge Financial Solutions, Inc.
2.900% due 12/01/2029	1,370	1,301

Brookfield Finance, Inc.
3.625% due 02/15/2052	942	667
3.900% due 01/25/2028	1,202	1,199
4.850% due 03/29/2029	2,067	2,102

CaixaBank SA
6.684% due 09/13/2027 •	1,770	1,801

Cantor Fitzgerald LP
7.200% due 12/12/2028	928	987

Capital One Financial Corp.
4.100% due 02/09/2027	184	184
5.247% due 07/26/2030 •	328	338
5.268% due 05/10/2033 •	243	250
5.468% due 02/01/2029 •	543	558
5.700% due 02/01/2030 •	1,535	1,597
6.312% due 06/08/2029 •	1,000	1,050

Capital One NA
4.650% due 09/13/2028	2,794	2,836

CBRE Services, Inc.
5.950% due 08/15/2034	4,471	4,787

Charles Schwab Corp.
1.650% due 03/11/2031	5,511	4,838
1.950% due 12/01/2031	374	328
2.300% due 05/13/2031	708	641
2.900% due 03/03/2032	313	287

Chubb INA Holdings LLC
3.050% due 12/15/2061	607	373

CI Financial Corp.
7.500% due 05/30/2029	1,267	1,348

Citadel LP
6.375% due 01/23/2032	3,500	3,717

Citibank NA
5.570% due 04/30/2034	3,990	4,221

Citigroup, Inc.
2.572% due 06/03/2031 •	500	463
3.057% due 01/25/2033 •	2,317	2,123
3.070% due 02/24/2028 •	130	129
3.668% due 07/24/2028 •	563	560
4.075% due 04/23/2029 •	393	393
4.412% due 03/31/2031 •	80	80
4.542% due 09/19/2030 •	2,403	2,424
4.910% due 05/24/2033 •	150	152
6.270% due 11/17/2033 •	1,161	1,265

Citizens Bank NA
4.575% due 08/09/2028 •	463	467

Citizens Financial Group, Inc.
2.850% due 07/27/2026	943	937
3.250% due 04/30/2030	10	10
5.718% due 07/23/2032 •	2,529	2,653

CNA Financial Corp.
2.050% due 08/15/2030	150	135

CNO Global Funding
5.875% due 06/04/2027	1,196	1,223

Commonwealth Bank of Australia
2.688% due 03/11/2031 (e)	1,199	1,093

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	774	759
3.750% due 07/21/2026	891	889
5.710% due 01/21/2033 •	890	938
5.800% due 09/30/2110	3	3

Corebridge Financial, Inc.
3.650% due 04/05/2027	1,820	1,809

40	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 04/05/2029	$1,256	$1,236
4.400% due 04/05/2052	199	162

Credit Agricole SA
1.247% due 01/26/2027 •	1,247	1,244
5.230% due 01/09/2029 •	3,100	3,167
5.301% due 07/12/2028	51	53
6.316% due 10/03/2029 •	1,902	2,006

Crown Castle, Inc.
2.100% due 04/01/2031	20	18
2.250% due 01/15/2031	986	882
2.500% due 07/15/2031	10	9
2.900% due 03/15/2027	619	610
2.900% due 04/01/2041	172	126
3.100% due 11/15/2029	1,402	1,337
3.300% due 07/01/2030	100	95
4.300% due 02/15/2029	681	679
4.450% due 02/15/2026	1,020	1,020

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	1,199	1,197

Danske Bank AS
4.375% due 06/12/2028	1,826	1,841

Deutsche Bank AG
5.373% due 01/10/2029 •	980	1,000
5.706% due 02/08/2028 •	242	246
6.720% due 01/18/2029 •	3,840	4,021
7.079% due 02/10/2034 •	847	931

Digital Realty Trust LP
3.700% due 08/15/2027	51	51
5.550% due 01/15/2028	469	482

DNB Bank ASA
1.535% due 05/25/2027 •	1,803	1,785

DOC Dr. LLC
3.950% due 01/15/2028	264	263

Empower Finance 2020 LP
3.075% due 09/17/2051	2,711	1,757

Enstar Group Ltd.
3.100% due 09/01/2031	396	356

EPR Properties
3.750% due 08/15/2029	2,144	2,080
4.950% due 04/15/2028	60	60

EQT AB
5.850% due 05/08/2035	1,680	1,726

Equinix, Inc.
1.450% due 05/15/2026	10	10
2.150% due 07/15/2030	1,044	948
3.000% due 07/15/2050	1,113	713
3.200% due 11/18/2029	1,206	1,158

Equitable Financial Life Global Funding
1.300% due 07/12/2026	620	611

Extra Space Storage LP
2.350% due 03/15/2032	1,708	1,496

F&G Global Funding
1.750% due 06/30/2026	135	133
2.300% due 04/11/2027	641	626

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	1,638	1,711

Fidelity National Financial, Inc.
3.200% due 09/17/2051	313	199

First American Financial Corp.
4.000% due 05/15/2030	313	303

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	928	894
3.815% due 11/02/2027	865	852
4.125% due 08/17/2027	1,329	1,319
4.389% due 01/08/2026	1,525	1,525
4.542% due 08/01/2026	936	935
5.284% (SOFRRATE + 1.450%) due 11/05/2026 ~	1,202	1,206
5.850% due 05/17/2027	1,161	1,179
6.532% due 03/19/2032 (d)	2,184	2,285
6.800% due 05/12/2028	120	125
6.950% due 03/06/2026	785	787

FS KKR Capital Corp.
3.400% due 01/15/2026	262	262

GA Global Funding Trust
1.950% due 09/15/2028	181	171
2.250% due 01/06/2027	775	761
5.900% due 01/13/2035	664	681

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GATX Corp.
6.050% due 06/05/2054	$234	$238

General Motors Financial Co., Inc.
1.250% due 01/08/2026	1,843	1,842
1.500% due 06/10/2026	1,193	1,180
2.350% due 01/08/2031	150	135
4.300% due 04/06/2029	132	132
5.850% due 04/06/2030	100	105

Global Atlantic Fin Co.
3.125% due 06/15/2031	631	571
7.950% due 06/15/2033	650	743

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	100	91
4.000% due 01/15/2030	1,224	1,194
4.000% due 01/15/2031	475	457
5.300% due 01/15/2029	1,427	1,453
5.625% due 09/15/2034	2,311	2,347

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,663	1,655
1.948% due 10/21/2027 •	2,105	2,070
1.992% due 01/27/2032 •	5,136	4,567
2.615% due 04/22/2032 •	2,672	2,437
3.102% due 02/24/2033 •	1,910	1,760
3.615% due 03/15/2028 •	289	287
5.016% due 10/23/2035 •	1,484	1,492
5.851% due 04/25/2035 •	1,120	1,191
6.484% due 10/24/2029 •	138	146

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	1,908	1,885

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	1,201	989

HAT Holdings I LLC/HAT Holdings II LLC
8.000% due 06/15/2027	155	161

Highwoods Realty LP
3.050% due 02/15/2030	2,039	1,901

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034	385	373

Host Hotels & Resorts LP
5.700% due 07/01/2034	2,902	3,006

HSBC Holdings PLC
2.013% due 09/22/2028 •	78	75
2.206% due 08/17/2029 •	383	365
2.357% due 08/18/2031 •	1,243	1,131
2.871% due 11/22/2032 •	369	336
3.973% due 05/22/2030 •	1,807	1,786
4.041% due 03/13/2028 •	271	271
4.583% due 06/19/2029 •	1,206	1,218
4.755% due 06/09/2028 •	233	235
5.130% due 03/03/2031 •	3,369	3,454
5.210% due 08/11/2028 •	100	102
5.546% due 03/04/2030 •	167	173
5.790% due 05/13/2036 •	1,492	1,577
5.887% due 08/14/2027 •	272	275
7.390% due 11/03/2028 •	69	73

HSBC USA, Inc.
5.294% due 03/04/2027	145	147

ING Groep NV
1.726% due 04/01/2027 •	55	55
4.017% due 03/28/2028 •	512	512

Intesa Sanpaolo SpA
7.778% due 06/20/2054 •	1,157	1,376
8.248% due 11/21/2033 •	2,696	3,185

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	2,615	2,288

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% due 02/02/2052	13	10
5.750% due 04/01/2033	27	28
6.500% due 12/01/2052	908	937

JPMorgan Chase & Co.
1.470% due 09/22/2027 •	1,241	1,219
2.182% due 06/01/2028 •	10	10
2.522% due 04/22/2031 •	320	298
2.947% due 02/24/2028 •	1,551	1,533
2.963% due 01/25/2033 •	715	656
3.509% due 01/23/2029 •	922	914
3.702% due 05/06/2030 •	5,306	5,228
3.782% due 02/01/2028 •	160	160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.005% due 04/23/2029 •	$478	$478
4.565% due 06/14/2030 •	700	708
4.586% due 04/26/2033 •	1,316	1,323
4.851% due 07/25/2028 •	1,435	1,454
4.912% due 07/25/2033 •	2,781	2,834
4.979% due 07/22/2028 •	1,037	1,053
5.012% due 01/23/2030 •	2,700	2,769
5.040% due 01/23/2028 •	30	30
5.336% due 01/23/2035 •	2,063	2,139
5.571% due 04/22/2028 •	442	451
5.766% due 04/22/2035 •	3,994	4,258

KBC Group NV
6.324% due 09/21/2034 •	222	242

KKR Group Finance Co. X LLC
3.250% due 12/15/2051	3,025	2,009

Lazard Group LLC
4.500% due 09/19/2028	2,439	2,457
5.625% due 08/01/2035	2,600	2,666

Liberty Mutual Group, Inc.
4.850% due 08/01/2044	20	18
5.500% due 06/15/2052	238	223

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	180	179
3.750% due 03/18/2028 •	705	703
5.087% due 11/26/2028 •	121	123
5.871% due 03/06/2029 •	803	833
7.953% due 11/15/2033 •	1,580	1,839

LPL Holdings, Inc.
6.000% due 05/20/2034	425	448

LSEG Finance PLC
2.000% due 04/06/2028	1,579	1,512
3.200% due 04/06/2041	1,496	1,155

Lseg U.S. Fin Corp.
4.875% due 03/28/2027	308	312

Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,192	1,160
3.763% due 11/28/2028 •	60	60

Main Street Capital Corp.
5.400% due 08/15/2028	1,504	1,512

Manulife Financial Corp.
4.150% due 03/04/2026	813	813

Marex Group PLC
6.404% due 11/04/2029	2,744	2,847

Marsh & McLennan Cos., Inc.
4.550% due 11/08/2027	338	342
5.000% due 03/15/2035	12	12

MassMutual Global Funding II
5.050% due 12/07/2027	351	359

Met Tower Global Funding
1.250% due 09/14/2026	111	109

MetLife, Inc.
4.125% due 08/13/2042	130	111
9.250% due 04/08/2068	163	196

Metropolitan Life Global Funding I
1.875% due 01/11/2027	2,278	2,233
5.150% due 03/28/2033	3,204	3,298

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	1,259	1,278

Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	1,383	1,234
2.341% due 01/19/2028 •	2,907	2,857
3.195% due 07/18/2029	1,382	1,337
5.017% due 07/20/2028 •	1,507	1,530

Mizuho Financial Group, Inc.
5.414% due 09/13/2028 •	2,052	2,102
5.748% due 07/06/2034 •	737	781

Morgan Stanley
1.593% due 05/04/2027 •	116	115
1.928% due 04/28/2032 •	3,370	2,958
2.511% due 10/20/2032 •	582	522
3.622% due 04/01/2031 •	3,057	2,971
3.772% due 01/24/2029 •	700	696
4.300% due 01/27/2045	717	621
4.889% due 07/20/2033 •	2,224	2,257
5.123% due 02/01/2029 •	1,543	1,575
5.164% due 04/20/2029 •	130	133
5.173% due 01/16/2030 •	1,937	1,990

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.652% due 04/13/2028 •	$168	$171
5.831% due 04/19/2035 •	1,202	1,278
6.627% due 11/01/2034 •	1,497	1,675

Morgan Stanley Bank NA
4.886% (SOFRRATE + 0.940%) due 07/14/2028 ~	952	957

Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •	2,439	2,473

Nasdaq, Inc.
2.500% due 12/21/2040	714	509
3.950% due 03/07/2052	156	120

National Health Investors, Inc.
3.000% due 02/01/2031	119	108

Nationwide Building Society
4.649% due 07/14/2029 •	1,196	1,209
5.537% due 07/14/2036 •	1,414	1,461

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,303	1,025
4.950% due 04/22/2044	54	48

NatWest Group PLC
4.964% due 08/15/2030 •	3,003	3,066

New York Life Global Funding
2.350% due 07/14/2026	100	99

New York Life Insurance Co.
3.750% due 05/15/2050	135	100
4.450% due 05/15/2069	169	132
6.750% due 11/15/2039	655	749

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	125	122
2.450% due 09/15/2028	100	93

NMI Holdings, Inc.
6.000% due 08/15/2029	1,816	1,883

Nomura Holdings, Inc.
2.172% due 07/14/2028	218	208
2.679% due 07/16/2030	213	197

Nordea Bank Abp
1.500% due 09/30/2026	55	54
5.375% due 09/22/2027	1,574	1,613

Norinchukin Bank
4.867% due 09/14/2027	676	683
5.071% due 09/14/2032 (d)	300	303
5.430% due 03/09/2028 (d)	1,126	1,154

Northwestern Mutual Global Funding
0.800% due 01/14/2026	314	314

Nuveen LLC
4.000% due 11/01/2028	60	60

Old Republic International Corp.
3.875% due 08/26/2026	702	701

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	2,199	2,054

Pacific Life Global Funding II
1.600% due 09/21/2028	2,542	2,384
4.875% due 07/17/2032	1,000	1,019

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034	1,205	1,264

PNC Financial Services Group, Inc.
5.068% due 01/24/2034 •	2,865	2,932
5.354% due 12/02/2028 •	47	48
5.373% due 07/21/2036 •	4,965	5,109
5.492% due 05/14/2030 •	1,700	1,771

Popular, Inc.
7.250% due 03/13/2028	1,333	1,406

Pricoa Global Funding I
4.350% due 11/25/2030	96	96
4.400% due 08/27/2027	387	391
4.700% due 05/28/2030	92	94

Principal Life Global Funding II
3.000% due 04/18/2026	783	781

Prologis LP
4.000% due 09/15/2028	1,349	1,353

Protective Life Global Funding
1.303% due 09/20/2026	824	809

Prudential Financial, Inc.
3.000% due 03/10/2040	172	134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prudential Funding Asia PLC
3.125% due 04/14/2030	$957	$918

Realty Income Corp.
3.250% due 01/15/2031	132	126
3.400% due 01/15/2028	589	583
4.450% due 09/15/2026	509	510

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	1,199	1,199

Reliance Standard Life Global Funding II
1.512% due 09/28/2026	157	154

Rexford Industrial Realty LP
2.150% due 09/01/2031	1,130	991

RGA Global Funding
5.000% due 08/25/2032	1,934	1,950
6.000% due 11/21/2028	1,899	1,994

Royal Bank of Canada
4.715% due 03/27/2028 •	261	263
6.000% due 11/01/2027	10	10

Sabra Health Care LP
3.200% due 12/01/2031	610	559

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	1,796	1,766
6.499% due 03/09/2029 •	2,158	2,249

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	2,673	2,643

Simon Property Group LP
6.650% due 01/15/2054	106	119

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	1,338	1,316

Societe Generale SA
1.792% due 06/09/2027 •	433	428
3.337% due 01/21/2033 •	2,949	2,691
6.691% due 01/10/2034 •	907	988

Standard Chartered PLC
2.678% due 06/29/2032 •	172	156
6.301% due 01/09/2029 •	1,800	1,872

State Street Corp.
5.820% due 11/04/2028 •	1,067	1,103

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031	1,650	1,447

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	4,495	4,001
2.472% due 01/14/2029	784	749
2.750% due 01/15/2030	3,599	3,391
5.424% due 07/09/2031	405	424
5.766% due 01/13/2033	301	321

Sumitomo Mitsui Trust Bank Ltd.
4.950% due 09/15/2027	1,621	1,649

Sun Communities Operating LP
2.300% due 11/01/2028	582	554

Synchrony Financial
5.150% due 03/19/2029	595	603

Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	1	1

Toronto-Dominion Bank
3.200% due 03/10/2032	3,184	2,969
4.108% due 06/08/2027	359	360
5.156% due 01/10/2028	110	113

Toyota Motor Credit Corp.
4.550% due 08/09/2029	1,848	1,879

Truist Financial Corp.
4.873% due 01/26/2029 •	673	684
5.122% due 01/26/2034 •	120	122
5.867% due 06/08/2034 •	395	420
7.161% due 10/30/2029 •	1,428	1,541

U.S. Bancorp
4.548% due 07/22/2028 •	1,069	1,078
4.653% due 02/01/2029 •	608	616
5.775% due 06/12/2029 •	810	842
5.836% due 06/12/2034 •	417	445

UBS AG
1.250% due 06/01/2026	540	534
1.250% due 08/07/2026	332	327

UBS Group AG
1.305% due 02/02/2027 •	976	973
3.126% due 08/13/2030 •	1,535	1,471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.194% due 04/01/2031 •	$2,493	$2,470
4.751% due 05/12/2028 •	1,561	1,574
4.844% due 11/06/2033 •	3,800	3,805
5.010% due 03/23/2037 •	1,650	1,636
5.528% due 05/06/2047 •	1,400	1,383
5.580% due 05/09/2036 •	369	384

UniCredit SpA
1.982% due 06/03/2027 •	1,085	1,075
3.127% due 06/03/2032 •	145	135

VICI Properties LP
5.125% due 05/15/2032	51	51
5.625% due 05/15/2052	1,201	1,124

VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/2029	4,026	4,020

Wells Fargo & Co.
2.879% due 10/30/2030 •	1,489	1,417
3.068% due 04/30/2041 •	376	292
3.350% due 03/02/2033 •	220	205
3.526% due 03/24/2028 •	1,684	1,673
3.584% due 05/22/2028 •	723	718
4.478% due 04/04/2031 •	410	413
4.611% due 04/25/2053 •	1,206	1,039
4.808% due 07/25/2028 •	1,615	1,633
4.897% due 07/25/2033 •	5,090	5,171
5.198% due 01/23/2030 •	2,439	2,512
5.389% due 04/24/2034 •	120	125
6.303% due 10/23/2029 •	150	159

Welltower OP LLC
4.250% due 04/15/2028	1,200	1,209

Weyerhaeuser Co.
6.875% due 12/15/2033	334	373
7.375% due 03/15/2032	2,243	2,556

WP Carey, Inc.
4.650% due 07/15/2030	2,223	2,240

		486,100

INDUSTRIALS 43.2%

7-Eleven, Inc.
0.950% due 02/10/2026	1,377	1,372

AbbVie, Inc.
2.950% due 11/21/2026	1,425	1,414
3.200% due 05/14/2026	25	25
4.050% due 11/21/2039	81	72
4.250% due 11/14/2028	184	186
4.400% due 11/06/2042	52	46
4.550% due 03/15/2035	2,243	2,210
4.950% due 03/15/2031	637	659
5.200% due 03/15/2035	190	197

Aker BP ASA
3.100% due 07/15/2031	794	730
5.125% due 10/01/2034	725	710
5.800% due 10/01/2054	2,272	2,068

Alcon Finance Corp.
2.600% due 05/27/2030	2,782	2,590

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	1,643	1,651

Alibaba Group Holding Ltd.
3.400% due 12/06/2027	1,118	1,109

Alimentation Couche-Tard, Inc.
2.950% due 01/25/2030	228	216
3.800% due 01/25/2050	44	33
5.267% due 02/12/2034	210	215

Allegion PLC
3.500% due 10/01/2029	686	670

Alphabet, Inc.
4.700% due 11/15/2035	1,221	1,222

Amazon.com, Inc.
2.100% due 05/12/2031	4,011	3,626
2.700% due 06/03/2060	1,615	915
3.100% due 05/12/2051	140	94
3.250% due 05/12/2061	832	533
3.875% due 08/22/2037	1,752	1,608
4.100% due 04/13/2062	246	190

Amcor Flexibles North America, Inc.
5.100% due 03/17/2030	1,100	1,130

42	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amgen, Inc.
1.650% due 08/15/2028	$263	$248
2.200% due 02/21/2027	76	75
2.450% due 02/21/2030	439	410
3.000% due 02/22/2029	377	366
3.000% due 01/15/2052	320	207
3.150% due 02/21/2040	788	622
3.200% due 11/02/2027	595	588
4.200% due 02/22/2052	487	389
4.400% due 05/01/2045	2,621	2,243
4.400% due 02/22/2062	477	373
5.150% due 03/02/2028	1,495	1,530
5.250% due 03/02/2033	30	31
5.750% due 03/02/2063	223	218

Amphenol Corp.
2.800% due 02/15/2030	160	152

Anglo American Capital PLC
3.875% due 03/16/2029	355	351
6.000% due 04/05/2054	1,347	1,357

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	1,047	1,004

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036	1,693	1,676

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	1,007	932

Anheuser-Busch InBev Worldwide, Inc.
3.500% due 06/01/2030	60	59
4.750% due 01/23/2029	211	215
4.950% due 01/15/2042	113	108
5.000% due 06/15/2034	269	278
5.450% due 01/23/2039	134	139
5.800% due 01/23/2059	260	266

Apple, Inc.
1.200% due 02/08/2028	10	10
1.650% due 05/11/2030	1,431	1,302
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	87
2.800% due 02/08/2061	73	43
2.850% due 08/05/2061	172	102
3.350% due 08/08/2032	858	822
3.850% due 08/04/2046	1,279	1,038
3.950% due 08/08/2052	941	750
4.650% due 02/23/2046	1,095	1,006

Aptiv Swiss Holdings Ltd.
3.100% due 12/01/2051	349	224
4.350% due 03/15/2029	260	262
5.150% due 09/13/2034	1,688	1,704
5.750% due 09/13/2054	1,930	1,863

Arrow Electronics, Inc.
5.150% due 08/21/2029	204	209

Ashtead Capital, Inc.
5.500% due 08/11/2032	1,596	1,652

Astrazeneca Finance LLC
1.750% due 05/28/2028	283	270
2.250% due 05/28/2031	735	669

AstraZeneca PLC
1.375% due 08/06/2030	1,560	1,387
4.000% due 01/17/2029	1,512	1,516

Atlassian Corp.
5.250% due 05/15/2029	1,751	1,802

Autodesk, Inc.
2.850% due 01/15/2030	55	52

AutoNation, Inc.
3.800% due 11/15/2027	130	129
4.750% due 06/01/2030	150	152

AutoZone, Inc.
4.750% due 08/01/2032	558	563

Bacardi Ltd.
2.750% due 07/15/2026	100	99
4.700% due 05/15/2028	891	898
5.300% due 05/15/2048	206	184

BAE Systems PLC
1.900% due 02/15/2031	2,674	2,373
3.400% due 04/15/2030	1,646	1,592

Baidu, Inc.
1.720% due 04/09/2026	53	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAT Capital Corp.
4.540% due 08/15/2047	$533	$443

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	2,948	2,952

Bayer U.S. Finance LLC
6.250% due 01/21/2029	381	401
6.500% due 11/21/2033	381	413
6.875% due 11/21/2053	1,400	1,517

Becton Dickinson & Co.
1.957% due 02/11/2031	381	339
2.823% due 05/20/2030	3,225	3,044
4.669% due 06/06/2047	617	538

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2030	50	52

BMW U.S. Capital LLC
2.550% due 04/01/2031	55	50
3.300% due 04/06/2027	50	50
4.150% due 04/09/2030	2,488	2,475

Boardwalk Pipelines LP
3.400% due 02/15/2031	1,873	1,773

Boeing Co.
2.196% due 02/04/2026	3,429	3,423
2.250% due 06/15/2026	150	149
2.750% due 02/01/2026	10	10
3.100% due 05/01/2026	10	10
3.250% due 02/01/2028	1,441	1,418
3.600% due 05/01/2034	365	332
3.625% due 02/01/2031	1,412	1,357
3.950% due 08/01/2059	2,825	2,008
5.705% due 05/01/2040	1,199	1,225
5.805% due 05/01/2050	100	98

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	155	152
5.950% due 08/04/2033	1,008	1,051

BorgWarner, Inc.
4.950% due 08/15/2029	1,685	1,725

Boston Scientific Corp.
6.250% due 11/15/2035	93	104

BP Capital Markets America, Inc.
2.772% due 11/10/2050	379	234
3.060% due 06/17/2041	196	149
3.379% due 02/08/2061	3,827	2,503
4.234% due 11/06/2028	30	30

Bristol-Myers Squibb Co.
1.125% due 11/13/2027	80	76
1.450% due 11/13/2030	689	611
3.900% due 03/15/2062	212	154
4.125% due 06/15/2039	81	74
5.100% due 02/22/2031	142	148
5.200% due 02/22/2034	72	75
5.750% due 02/01/2031	11	12

Broadcom, Inc.
1.950% due 02/15/2028	1,323	1,270
2.600% due 02/15/2033	1,500	1,324
3.137% due 11/15/2035	1,004	865
3.187% due 11/15/2036	1,384	1,174
3.419% due 04/15/2033	1,282	1,187
3.469% due 04/15/2034	1,734	1,582
4.110% due 09/15/2028	122	122
4.150% due 04/15/2032	932	913
4.926% due 05/15/2037	1,590	1,570

Cameron LNG LLC
3.701% due 01/15/2039	1,836	1,569

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	143	147
6.450% due 06/30/2033	125	135

Canadian Pacific Railway Co.
3.500% due 05/01/2050	2,439	1,768

Carlisle Cos., Inc.
2.750% due 03/01/2030	528	498
3.750% due 12/01/2027	150	149

Carnival Corp.
4.000% due 08/01/2028	3,901	3,845

Carrier Global Corp.
2.722% due 02/15/2030	2,048	1,929

Caterpillar, Inc.
5.300% due 09/15/2035	30	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	$1,052	$1,038
3.250% due 02/15/2029	1,035	998
3.276% due 12/01/2028	422	410
4.250% due 04/01/2028	147	147
5.100% due 03/01/2030	1,524	1,554

Cenovus Energy, Inc.
5.400% due 06/15/2047	546	500
6.750% due 11/15/2039	257	284

Centene Corp.
2.500% due 03/01/2031	292	252
2.625% due 08/01/2031	220	189
3.000% due 10/15/2030	258	231
4.250% due 12/15/2027	453	451
4.625% due 12/15/2029	4,765	4,625

CenterPoint Energy Resources Corp.
1.750% due 10/01/2030	611	545

CF Industries, Inc.
5.150% due 03/15/2034	4,732	4,756

CGI, Inc.
4.950% due 03/14/2030	2,439	2,474

Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029	338	316
2.300% due 02/01/2032	1,201	1,033
2.800% due 04/01/2031	150	135
3.750% due 02/15/2028	692	682
3.850% due 04/01/2061	1,231	735
3.950% due 06/30/2062	1,168	703
4.200% due 03/15/2028	190	189
5.375% due 04/01/2038	371	342
6.100% due 06/01/2029	2,052	2,143
6.650% due 02/01/2034	1,052	1,109

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	4,847	4,145
3.700% due 11/15/2029	129	126

Cheniere Energy Partners LP
5.750% due 08/15/2034	3,212	3,355

Chevron USA, Inc.
2.343% due 08/12/2050	2,269	1,323

Choice Hotels International, Inc.
3.700% due 01/15/2031	597	569

Cigna Group
3.875% due 10/15/2047	310	239
4.375% due 10/15/2028	150	151
4.800% due 08/15/2038	100	96
4.800% due 07/15/2046	113	101
5.600% due 02/15/2054	2,404	2,333

CK Hutchison International 24 Ltd.
5.500% due 04/26/2034	452	473

Coca-Cola Co.
1.375% due 03/15/2031	143	126
2.125% due 09/06/2029	139	131
2.500% due 06/01/2040	474	353
3.450% due 03/25/2030	403	395
5.000% due 05/13/2034	1,232	1,285

Comcast Corp.
2.350% due 01/15/2027	74	73
2.650% due 02/01/2030	202	191
2.887% due 11/01/2051	1,800	1,053
2.937% due 11/01/2056	150	84
3.200% due 07/15/2036	1,680	1,434
3.400% due 07/15/2046	585	407
3.750% due 04/01/2040	466	384
3.969% due 11/01/2047	1,016	762
4.000% due 08/15/2047	931	705
4.049% due 11/01/2052	285	209
4.600% due 10/15/2038	155	145
4.950% due 10/15/2058	160	133
5.500% due 11/15/2032	1,536	1,624
6.050% due 05/15/2055 (d)	1,260	1,246

Conagra Brands, Inc.
4.850% due 11/01/2028	280	283
5.300% due 11/01/2038	859	821
5.750% due 08/01/2035 (d)	1,910	1,951

ConocoPhillips Co.
3.758% due 03/15/2042	11	9
3.800% due 03/15/2052	1,569	1,158
4.300% due 11/15/2044	1,704	1,446

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	43

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Brands, Inc.
2.875% due 05/01/2030	$1,428	$1,344
3.150% due 08/01/2029	1,452	1,400
5.250% due 11/15/2048	2,190	2,028

Continental Resources, Inc.
2.268% due 11/15/2026	1,198	1,173
4.375% due 01/15/2028	100	100
5.750% due 01/15/2031	1,504	1,543

Corning, Inc.
5.450% due 11/15/2079	832	761

Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	200
5.950% due 01/08/2034	1,878	1,966

Cox Communications, Inc.
1.800% due 10/01/2030	2,784	2,440
5.450% due 09/01/2034	2,164	2,130

CRH America Finance, Inc.
3.400% due 05/09/2027	969	962

CRH SMW Finance DAC
5.200% due 05/21/2029	2,276	2,352

CSX Corp.
4.100% due 03/15/2044	1,098	921
6.220% due 04/30/2040	1,745	1,921

CVS Health Corp.
1.750% due 08/21/2030	10	9
3.000% due 08/15/2026	20	20
3.250% due 08/15/2029	1,193	1,152
3.625% due 04/01/2027	953	948
3.750% due 04/01/2030	1,049	1,025
4.125% due 04/01/2040	632	541
5.050% due 03/25/2048	2,046	1,805
5.125% due 02/21/2030	1,586	1,630
5.125% due 07/20/2045	1,900	1,720
5.450% due 09/15/2035	2,200	2,253
6.000% due 06/01/2044	118	119
6.000% due 06/01/2063	100	97

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	1,969	1,874
2.500% due 12/14/2031	1,020	911
5.625% due 01/13/2035	431	447

Darden Restaurants, Inc.
6.300% due 10/10/2033	1,407	1,528

DCP Midstream Operating LP
5.125% due 05/15/2029	1,549	1,585
5.625% due 07/15/2027	380	387

Dell International LLC/EMC Corp.
8.100% due 07/15/2036	488	592

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	10	10

Devon Energy Corp.
5.000% due 06/15/2045	174	152
5.200% due 09/15/2034	3,389	3,376

Diamondback Energy, Inc.
5.200% due 04/18/2027	957	971
5.900% due 04/18/2064	2,282	2,157
6.250% due 03/15/2033	91	98

Dow Chemical Co.
2.100% due 11/15/2030	157	139

DR Horton, Inc.
5.000% due 10/15/2034	2,190	2,216

Eastern Energy Gas Holdings LLC
6.200% due 01/15/2055	312	324

Elevance Health, Inc.
2.250% due 05/15/2030	1,567	1,440
3.600% due 03/15/2051	149	107
3.700% due 09/15/2049	106	78
4.100% due 05/15/2032	277	270
4.550% due 03/01/2048	2,448	2,089
4.850% due 08/15/2054	807	687
5.125% due 02/15/2053	1,688	1,530

Eli Lilly & Co.
4.150% due 03/15/2059	1,309	1,040
4.900% due 10/15/2035	30	31
5.100% due 02/12/2035	132	137
5.950% due 11/15/2037	331	362

Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,680	1,786

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EMD Finance LLC
4.625% due 10/15/2032	$2,207	$2,214

Enbridge, Inc.
2.500% due 08/01/2033	861	740
3.125% due 11/15/2029	620	594
5.250% due 04/05/2027	71	72
5.900% due 11/15/2026	200	203
5.950% due 04/05/2054	72	73
6.000% due 11/15/2028	230	242
6.700% due 11/15/2053	2,753	3,024

Energy Transfer LP
4.950% due 05/15/2028	1,749	1,779
5.000% due 05/15/2050	1,881	1,575
5.250% due 04/15/2029	120	123
5.300% due 04/15/2047	1,157	1,030
5.600% due 09/01/2034	2,398	2,469
6.200% due 04/01/2055	800	786
6.250% due 04/15/2049	1,204	1,193
6.550% due 12/01/2033	120	132
7.375% due 02/01/2031	120	125

Eni SpA
5.500% due 05/15/2034	554	571
5.950% due 05/15/2054	3,312	3,287

Entergy Louisiana LLC
4.200% due 09/01/2048	4,814	3,895
5.800% due 03/15/2055	1,372	1,384

Enterprise Products Operating LLC
3.200% due 02/15/2052	2,985	1,986
3.950% due 01/31/2060	1,357	993
4.200% due 01/31/2050	2,859	2,296
4.250% due 02/15/2048	496	408
4.850% due 08/15/2042	396	368

EQT Corp.
3.900% due 10/01/2027	153	152
5.700% due 04/01/2028	1,224	1,264

Equifax, Inc.
7.000% due 07/01/2037	364	411

Equinor ASA
2.375% due 05/22/2030	2,418	2,253
3.625% due 04/06/2040	15	13

ERAC USA Finance LLC
7.000% due 10/15/2037	645	748

Essential Utilities, Inc.
2.704% due 04/15/2030	607	570

FedEx Corp.
3.100% due 08/05/2029	450	433
3.900% due 02/01/2035	28	26
4.050% due 02/15/2048	80	61
4.100% due 02/01/2045	160	126
4.250% due 05/15/2030	133	134
4.550% due 04/01/2046	4	3
4.750% due 11/15/2045	39	34

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	133
3.100% due 03/01/2041	40	30

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	640	627
4.300% due 01/15/2029	125	125
5.150% due 03/30/2026	100	100

Fiserv, Inc.
3.200% due 07/01/2026	939	935
4.400% due 07/01/2049	306	241
5.250% due 08/11/2035	117	117

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	557	513

Flutter Treasury DAC
6.375% due 04/29/2029	1,042	1,079

Foundry JV Holdco LLC
5.900% due 01/25/2030	200	209

Fox Corp.
5.476% due 01/25/2039	328	329
5.576% due 01/25/2049	1,503	1,447

Freeport Indonesia PT
4.763% due 04/14/2027	376	379

Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,166	2,160

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 02/16/2031	$360	$320

Gartner, Inc.
4.500% due 07/01/2028	1,575	1,570
4.950% due 03/20/2031	600	604

General Motors Co.
5.400% due 04/01/2048	1,228	1,116
6.600% due 04/01/2036	78	85
6.750% due 04/01/2046	46	49
6.800% due 10/01/2027	1,983	2,065

Gilead Sciences, Inc.
1.200% due 10/01/2027	540	518
2.800% due 10/01/2050	411	261
2.950% due 03/01/2027	106	105
4.800% due 11/15/2029	337	347

Glencore Funding LLC
3.875% due 10/27/2027	100	100
5.071% (SOFRINDX + 1.060%) due 04/04/2027 ~	2,589	2,601
5.400% due 05/08/2028	2,847	2,922

Global Payments, Inc.
4.150% due 08/15/2049	1,100	822
5.950% due 08/15/2052	126	121

Graphic Packaging International LLC
1.512% due 04/15/2026	230	228

Gulfstream Natural Gas System LLC
5.600% due 07/23/2035	1,913	1,965

Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,231	2,215

Halliburton Co.
2.920% due 03/01/2030	747	707
5.000% due 11/15/2045	306	274

Hasbro, Inc.
3.900% due 11/19/2029	1,199	1,181

HCA, Inc.
3.125% due 03/15/2027	163	161
3.500% due 07/15/2051	770	524
3.625% due 03/15/2032	1,148	1,086
4.125% due 06/15/2029	1,583	1,578
4.375% due 03/15/2042	2,128	1,824
5.250% due 06/15/2049	2,437	2,205
5.875% due 02/01/2029	60	63

Health Care Service Corp. A Mutual Legal Reserve Co.
5.200% due 06/15/2029	200	205

Hess Corp.
5.800% due 04/01/2047	1,585	1,631
7.125% due 03/15/2033	251	291

Home Depot, Inc.
2.375% due 03/15/2051	2,283	1,316
3.125% due 12/15/2049	2,089	1,426
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	60
4.950% due 09/15/2052	1,202	1,104

Howmet Aerospace, Inc.
4.850% due 10/15/2031	2,164	2,225
6.750% due 01/15/2028	130	137

Humana, Inc.
5.750% due 03/01/2028	786	811
5.750% due 04/15/2054	144	136
8.150% due 06/15/2038	323	391

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	1,199	1,136

Hyatt Hotels Corp.
5.250% due 06/30/2029	1,912	1,969
5.750% due 03/30/2032	821	861

Hyundai Capital America
1.500% due 06/15/2026	772	763
1.650% due 09/17/2026	1,332	1,311
2.000% due 06/15/2028	1,141	1,083
2.100% due 09/15/2028	247	234
5.600% due 03/30/2028	451	464

Illumina, Inc.
2.550% due 03/23/2031	1,205	1,094

Imperial Brands Finance PLC
3.500% due 07/26/2026	244	243
6.125% due 07/27/2027	370	381

44	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intel Corp.
3.100% due 02/15/2060	$1,335	$747
4.875% due 02/10/2028	915	928
5.200% due 02/10/2033	781	796
5.600% due 02/21/2054	3,354	3,099

International Business Machines Corp.
4.400% due 07/27/2032	585	584
4.900% due 07/27/2052	1,159	1,025

International Flavors & Fragrances, Inc.
4.450% due 09/26/2028	1,702	1,716

IQVIA, Inc.
5.700% due 05/15/2028	1,479	1,531

JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
6.375% due 02/25/2055	309	315

JDE Peet’s NV
2.250% due 09/24/2031	539	470

KazMunayGas National Co. JSC
5.750% due 04/19/2047	204	193

Keurig Dr. Pepper, Inc.
4.050% due 04/15/2032	1,818	1,752
4.500% due 04/15/2052	1,871	1,513

Kinder Morgan, Inc.
5.000% due 02/01/2029	500	512
5.300% due 12/01/2034	1,195	1,219
5.450% due 08/01/2052	122	113
5.550% due 06/01/2045	2,049	1,985

Kraft Heinz Foods Co.
6.875% due 01/26/2039	2,125	2,377
7.125% due 08/01/2039	1,283	1,457

Kroger Co.
5.000% due 09/15/2034	483	486
7.500% due 04/01/2031	153	175

L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,314	2,312
4.400% due 06/15/2028	713	719

Las Vegas Sands Corp.
6.000% due 08/15/2029	3,225	3,371

Leidos, Inc.
2.300% due 02/15/2031	1,149	1,035
4.375% due 05/15/2030	1,024	1,023

Lennar Corp.
5.200% due 07/30/2030	3,000	3,086
5.250% due 06/01/2026	48	48

LKQ Corp.
5.750% due 06/15/2028	1,058	1,093

Lockheed Martin Corp.
4.300% due 06/15/2062	262	207
5.900% due 11/15/2063	493	510

Lowe’s Cos., Inc.
3.100% due 05/03/2027	583	577

LYB International Finance III LLC
6.150% due 05/15/2035	750	769

Marathon Petroleum Corp.
3.800% due 04/01/2028	2,019	2,009

Marriott International, Inc.
2.750% due 10/15/2033	1,030	901
2.850% due 04/15/2031	548	508
4.625% due 06/15/2030	3,101	3,148
5.250% due 10/15/2035	953	966

Mars, Inc.
5.000% due 03/01/2032	3,869	3,989
5.200% due 03/01/2035	800	823

Marvell Technology, Inc.
2.450% due 04/15/2028	378	364
4.875% due 06/22/2028	459	467
5.950% due 09/15/2033	1,582	1,692

Masco Corp.
1.500% due 02/15/2028	819	776

Massachusetts Institute of Technology
3.885% due 07/01/2116	172	119

McDonald’s Corp.
2.625% due 09/01/2029	1,688	1,610
3.500% due 07/01/2027	1,673	1,665
4.875% due 12/09/2045	2,008	1,831
5.700% due 02/01/2039	252	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Medtronic Global Holdings SCA
4.250% due 03/30/2028	$2,521	$2,540

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	634	631

Merck & Co., Inc.
1.700% due 06/10/2027	1,369	1,334
2.900% due 12/10/2061	4,222	2,456

Meta Platforms, Inc.
3.850% due 08/15/2032	1,725	1,674
4.600% due 11/15/2032	2,400	2,420
4.650% due 08/15/2062	2,160	1,746
5.550% due 08/15/2064	121	112

Micron Technology, Inc.
5.327% due 02/06/2029	100	103

Microsoft Corp.
1.350% due 09/15/2030	10	9
2.525% due 06/01/2050	3,123	1,909
2.675% due 06/01/2060	929	536
2.921% due 03/17/2052	60	39

Molson Coors Beverage Co.
4.200% due 07/15/2046	774	623

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	1,204	1,181

Mondelez International, Inc.
6.500% due 11/01/2031	913	1,007

Motorola Solutions, Inc.
2.300% due 11/15/2030	788	717
2.750% due 05/24/2031	146	134
5.500% due 09/01/2044	899	879

MPLX LP
1.750% due 03/01/2026	52	52
4.125% due 03/01/2027	321	321
4.700% due 04/15/2048	40	33
4.950% due 03/14/2052	1,433	1,205
5.200% due 03/01/2047	1,767	1,580
5.500% due 02/15/2049	743	683

MSCI, Inc.
3.625% due 09/01/2030	130	124
4.000% due 11/15/2029	2,557	2,501

National Fuel Gas Co.
5.500% due 10/01/2026	200	202

Nestle Capital Corp.
4.750% due 03/12/2031	3,286	3,371

Nestle Holdings, Inc.
5.000% due 03/14/2028	945	969

Netflix, Inc.
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,973	2,016
6.375% due 05/15/2029	502	537

Nordson Corp.
5.800% due 09/15/2033	425	450

Norfolk Southern Corp.
4.100% due 05/15/2121	242	169
5.950% due 03/15/2064	1,749	1,801

Northrop Grumman Corp.
3.250% due 01/15/2028	2	2
3.850% due 04/15/2045	200	160
4.950% due 03/15/2053	295	266
5.200% due 06/01/2054	62	58

NTT Finance Corp.
1.162% due 04/03/2026	120	119
4.620% due 07/16/2028	1,200	1,216
5.104% due 07/02/2027	1,329	1,350
5.110% due 07/02/2029	1,203	1,235
5.171% due 07/16/2032	524	538

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031	2,810	2,544
3.150% due 05/01/2027	132	131
4.300% due 06/18/2029	334	335
4.400% due 06/01/2027	100	100
5.000% due 01/15/2033	173	176

Occidental Petroleum Corp.
6.050% due 10/01/2054	1,200	1,148
6.125% due 01/01/2031	200	212
6.450% due 09/15/2036	3,114	3,321
6.625% due 09/01/2030	130	140
7.500% due 05/01/2031	591	665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Open Text Corp.
6.900% due 12/01/2027	$735	$765

Oracle Corp.
1.650% due 03/25/2026	505	502
2.300% due 03/25/2028	1,718	1,639
3.950% due 03/25/2051	3,400	2,239
4.125% due 05/15/2045	1,723	1,242
4.900% due 02/06/2033	812	782
5.200% due 09/26/2035	2,150	2,061
5.375% due 07/15/2040	60	54
5.950% due 09/26/2055	2,610	2,314

Otis Worldwide Corp.
2.565% due 02/15/2030	10	9

Ovintiv, Inc.
5.650% due 05/15/2028	1,062	1,094
7.100% due 07/15/2053	638	682

Owens Corning
3.400% due 08/15/2026	100	100

Paramount Global
2.900% due 01/15/2027	188	185
3.700% due 06/01/2028	261	255
4.200% due 05/19/2032	200	181
4.600% due 01/15/2045	69	48
4.850% due 07/01/2042	335	247
4.900% due 08/15/2044	1,202	864
4.950% due 05/19/2050	65	46
5.850% due 09/01/2043	3	2

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,379	1,370
5.875% due 11/15/2027	943	971

PepsiCo, Inc.
3.500% due 03/19/2040	56	48
4.600% due 07/17/2045	672	627

Pertamina Persero PT
1.400% due 02/09/2026	317	316

Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	452	461

Philip Morris International, Inc.
1.750% due 11/01/2030	192	171
2.750% due 02/25/2026	158	158
3.875% due 08/21/2042	443	366
5.250% due 02/13/2034	1,196	1,237
5.625% due 11/17/2029	323	340
5.750% due 11/17/2032	323	346
6.375% due 05/16/2038	431	481

Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	135

PRA Health Sciences, Inc.
2.875% due 07/15/2026	557	553

Prosus NV
3.680% due 01/21/2030	1,648	1,583
4.027% due 08/03/2050	116	81
4.193% due 01/19/2032	180	172

Qatarenergy LNG S3
5.838% due 09/30/2027	130	133

Qorvo, Inc.
4.375% due 10/15/2029	1,021	1,007

Quanta Services, Inc.
2.350% due 01/15/2032	1,985	1,751
2.900% due 10/01/2030	56	52

Regeneron Pharmaceuticals, Inc.
2.800% due 09/15/2050	2,854	1,743

RELX Capital, Inc.
3.000% due 05/22/2030	914	870
4.000% due 03/18/2029	1,647	1,643

Renesas Electronics Corp.
2.170% due 11/25/2026	1,058	1,039

Repsol E&P Capital Markets U.S. LLC
5.976% due 09/16/2035	1,350	1,377

Republic Services, Inc.
3.375% due 11/15/2027	943	937

Roche Holdings, Inc.
4.790% due 03/08/2029	2,289	2,347
5.338% due 11/13/2028	925	962

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	45

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rogers Communications, Inc.
3.200% due 03/15/2027	$971	$962
4.500% due 03/15/2042	3	3
5.000% due 02/15/2029	2,730	2,783

Royalty Pharma PLC
3.300% due 09/02/2040	653	506
3.350% due 09/02/2051	224	149
3.550% due 09/02/2050	2,117	1,463
5.150% due 09/02/2029	1,181	1,215

RTX Corp.
1.900% due 09/01/2031	275	242
4.050% due 05/04/2047	2,041	1,655
4.125% due 11/16/2028	238	239
4.350% due 04/15/2047	474	402
4.500% due 06/01/2042	1,374	1,246
5.375% due 02/27/2053	1,202	1,161
5.750% due 11/08/2026	888	900

SABIC Capital II BV
4.500% due 10/10/2028	73	74

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	812	816
5.900% due 09/15/2037	64	68

Santos Finance Ltd.
3.649% due 04/29/2031	1,754	1,644

Saudi Arabian Oil Co.
5.250% due 07/17/2034	40	41

Schlumberger Holdings Corp.
5.000% due 05/29/2027	1,413	1,432

Sealed Air Corp.
1.573% due 10/15/2026	1,197	1,172

Sherwin-Williams Co.
2.900% due 03/15/2052	80	49
4.550% due 08/01/2045	53	45

SK Hynix, Inc.
1.500% due 01/19/2026	54	54
5.500% due 01/16/2027	5	5
6.375% due 01/17/2028	646	675

Skyworks Solutions, Inc.
1.800% due 06/01/2026	567	561

Smith & Nephew PLC
2.032% due 10/14/2030	793	713

Snam SpA
5.750% due 05/28/2035	1,369	1,432

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	2,415	2,440

South32 Treasury Ltd.
4.350% due 04/14/2032	1,042	1,013

Southern Co.
1.750% due 03/15/2028	146	139
4.400% due 07/01/2046	1,048	885
4.850% due 06/15/2028	178	181
4.850% due 03/15/2035	514	508

Southwest Airlines Co.
5.125% due 06/15/2027	190	192

Spectra Energy Partners LP
3.375% due 10/15/2026	80	80
4.500% due 03/15/2045	806	682

Starbucks Corp.
2.000% due 03/12/2027	129	126
2.550% due 11/15/2030	1,107	1,024
3.000% due 02/14/2032	3,667	3,381

Steel Dynamics, Inc.
3.250% due 01/15/2031	50	48

Stryker Corp.
1.950% due 06/15/2030	1,113	1,011
3.500% due 03/15/2026	1,193	1,192

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	50	50

Synopsys, Inc.
5.150% due 04/01/2035	1,999	2,032

Sysco Corp.
2.400% due 02/15/2030	534	497
5.950% due 04/01/2030	45	48
6.000% due 01/17/2034	1,901	2,060

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

T-Mobile USA, Inc.
1.500% due 02/15/2026	$587	$585
2.250% due 11/15/2031	215	191
2.400% due 03/15/2029	310	294
2.625% due 04/15/2026	51	51
2.700% due 03/15/2032	1,481	1,332
3.000% due 02/15/2041	2,326	1,734
3.400% due 10/15/2052	1,205	811
3.600% due 11/15/2060	2,736	1,819
3.750% due 04/15/2027	1,984	1,978
3.875% due 04/15/2030	51	50
4.375% due 04/15/2040	1,747	1,568
5.650% due 01/15/2053	170	165
5.750% due 01/15/2034	1,204	1,278

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	1,191	1,187

Takeda Pharmaceutical Co. Ltd.
3.375% due 07/09/2060	3,785	2,429

Targa Resources Corp.
4.950% due 04/15/2052	14	12
5.200% due 07/01/2027	264	268
6.125% due 05/15/2055	20	20
6.250% due 07/01/2052	924	933
6.500% due 02/15/2053	507	531

TCI Communications, Inc.
7.875% due 02/15/2026	1,353	1,359

TD SYNNEX Corp.
1.750% due 08/09/2026	1,190	1,173

Telefonica Emisiones SA
4.103% due 03/08/2027	1,195	1,195
4.665% due 03/06/2038	1,879	1,714

Tencent Holdings Ltd.
3.925% due 01/19/2038	59	55
3.975% due 04/11/2029	561	561
4.525% due 04/11/2049	212	191

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	529	499
7.625% due 04/01/2037	1,193	1,405

Textron, Inc.
3.900% due 09/17/2029	52	51

TotalEnergies Capital International SA
2.986% due 06/29/2041	199	151
3.386% due 06/29/2060	1,159	755

TotalEnergies Capital SA
3.883% due 10/11/2028	221	221
4.724% due 09/10/2034	488	492
5.150% due 04/05/2034	257	267
5.425% due 09/10/2064	233	219

Toyota Industries Corp.
3.566% due 03/16/2028	456	450

TransCanada PipeLines Ltd.
4.100% due 04/15/2030	340	336
4.250% due 05/15/2028	516	517
4.625% due 03/01/2034	826	805
7.625% due 01/15/2039	2,256	2,678

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	662	511
4.600% due 03/15/2048	305	266

TWDC Enterprises 18 Corp.
2.950% due 06/15/2027	570	564
7.000% due 03/01/2032	128	146

Tyson Foods, Inc.
4.000% due 03/01/2026	300	300

Unilever Capital Corp.
4.625% due 08/12/2034	1,148	1,157

Union Pacific Corp.
2.800% due 02/14/2032	1,342	1,234
3.375% due 02/01/2035	120	108

United Airlines Pass-Through Trust
5.800% due 07/15/2037	1,276	1,338

United Rentals North America, Inc.
3.875% due 11/15/2027	325	323
6.000% due 12/15/2029	316	325

UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 05/15/2030	$642	$586
2.900% due 05/15/2050	1,152	739
3.050% due 05/15/2041	1,497	1,136
3.125% due 05/15/2060	158	96
3.375% due 04/15/2027	156	155
3.700% due 08/15/2049	1,625	1,210
3.750% due 10/15/2047	192	147
3.875% due 08/15/2059	188	135
4.250% due 01/15/2029	1,761	1,775
4.500% due 04/15/2033	104	103
4.750% due 07/15/2045	1,237	1,116
4.950% due 05/15/2062	221	191
5.000% due 04/15/2034	240	244
5.050% due 04/15/2053	862	778
5.250% due 02/15/2028	241	248
5.300% due 02/15/2030	49	51
5.350% due 02/15/2033	115	120
5.500% due 04/15/2064	45	42
5.950% due 06/15/2055	124	127
6.050% due 02/15/2063	70	72
6.625% due 11/15/2037	41	46
6.875% due 02/15/2038	628	727

Vale Overseas Ltd.
3.750% due 07/08/2030	80	77

Valero Energy Corp.
4.350% due 06/01/2028	1,727	1,737

Var Energi ASA
8.000% due 11/15/2032	1,874	2,148

Verisk Analytics, Inc.
4.125% due 03/15/2029	1,775	1,772

VF Corp.
6.000% due 10/15/2033	35	35

Viper Energy Partners LLC
5.700% due 08/01/2035	2,057	2,100

VMware LLC
1.400% due 08/15/2026	736	725
1.800% due 08/15/2028	115	109
2.200% due 08/15/2031	1,125	1,000

Volkswagen Group of America Finance LLC
4.850% due 08/15/2027	1,033	1,044
5.650% due 09/12/2028	1,758	1,814
6.200% due 11/16/2028	2,952	3,093

Walmart, Inc.
4.500% due 04/15/2053	1,201	1,063

Walt Disney Co.
2.200% due 01/13/2028	78	76
2.650% due 01/13/2031	311	291
3.800% due 05/13/2060	20	15
6.150% due 03/01/2037	90	99
6.200% due 12/15/2034	377	424
6.650% due 11/15/2037	121	138

Warnermedia Holdings, Inc.
5.050% due 03/15/2042	576	407
5.141% due 03/15/2052	264	175

Waste Connections, Inc.
2.600% due 02/01/2030	1,583	1,494
2.950% due 01/15/2052	700	453

Western Digital Corp.
2.850% due 02/01/2029	100	96

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	1,786	1,809

Williams Cos., Inc.
3.750% due 06/15/2027	130	130
4.650% due 08/15/2032	421	423
5.300% due 08/15/2028	2,052	2,113
5.300% due 08/15/2052	409	378
5.400% due 03/04/2044	1,565	1,507

WMG Acquisition Corp.
3.875% due 07/15/2030	840	806

Woodside Finance Ltd.
3.700% due 09/15/2026	1,197	1,193
5.100% due 09/12/2034	1,370	1,354
5.700% due 09/12/2054	200	188
6.000% due 05/19/2035	2,641	2,752

Workday, Inc.
3.700% due 04/01/2029	720	710
3.800% due 04/01/2032	600	574

46	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wyeth LLC
5.950% due 04/01/2037	$915	$985

Zimmer Biomet Holdings, Inc.
3.550% due 03/20/2030	55	53

Zoetis, Inc.
2.000% due 05/15/2030	1,096	1,003

		592,011

UTILITIES 13.4%

AEP Texas, Inc.
3.450% due 01/15/2050	1,612	1,103
5.250% due 05/15/2052	81	75
5.850% due 10/15/2055	100	98

AES Corp.
2.450% due 01/15/2031	4,886	4,433
5.450% due 06/01/2028	236	242

Alabama Power Co.
3.450% due 10/01/2049	410	292

Ameren Corp.
5.700% due 12/01/2026	70	71

Ameren Illinois Co.
3.700% due 12/01/2047	1,180	904
4.800% due 12/15/2043	51	47

American Water Capital Corp.
3.000% due 12/01/2026	51	51
4.200% due 09/01/2048	719	589
5.450% due 03/01/2054	216	210
5.700% due 09/01/2055	7	7

Appalachian Power Co.
7.000% due 04/01/2038	1,308	1,482

Arizona Public Service Co.
2.200% due 12/15/2031	61	54
4.500% due 04/01/2042	56	49
5.700% due 08/15/2034	2,169	2,282

AT&T, Inc.
1.650% due 02/01/2028	259	247
3.500% due 06/01/2041	149	117
3.500% due 09/15/2053	3,273	2,192
3.550% due 09/15/2055	143	95
3.650% due 09/15/2059	2,964	1,956
3.850% due 06/01/2060	171	118
4.100% due 02/15/2028	1,996	1,998
4.300% due 12/15/2042	37	31
4.350% due 03/01/2029	1,446	1,454
4.500% due 03/09/2048	268	222
4.550% due 03/09/2049	180	149
4.850% due 03/01/2039	987	941
5.400% due 02/15/2034	120	124

Atmos Energy Corp.
1.500% due 01/15/2031	229	201
4.150% due 01/15/2043	1,269	1,083

Avangrid, Inc.
3.800% due 06/01/2029	1,501	1,482

Baltimore Gas & Electric Co.
5.400% due 06/01/2053	118	114

Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,917	1,672
3.250% due 04/15/2028	376	371
3.700% due 07/15/2030	337	332
4.450% due 01/15/2049	176	147
4.500% due 02/01/2045	236	205
6.125% due 04/01/2036	1,348	1,463

Black Hills Corp.
3.150% due 01/15/2027	1,194	1,183
4.200% due 09/15/2046	100	80
6.000% due 01/15/2035	1,129	1,205
6.150% due 05/15/2034	25	27

BP Capital Markets PLC
4.875% due 03/22/2030 •(b)	51	51

British Telecommunications PLC
9.625% due 12/15/2030	1,374	1,678

Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,193	1,192
4.487% due 03/04/2049	58	47
4.504% due 03/10/2046	61	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	$2,691	$2,742

CenterPoint Energy, Inc.
1.450% due 06/01/2026	591	585

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035	1,223	1,274

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	120	120

CMS Energy Corp.
4.750% due 06/01/2050 •	1,761	1,733

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	1,548	1,611

Comision Federal de Electricidad
3.348% due 02/09/2031	86	78

Commonwealth Edison Co.
3.700% due 03/01/2045	324	255
3.750% due 08/15/2047	196	150
4.000% due 03/01/2048	3,834	3,059
5.650% due 06/01/2054	1,088	1,080

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	683	404
3.600% due 06/15/2061	1,050	719
3.850% due 06/15/2046	2,582	2,033
6.150% due 11/15/2052	1,286	1,355

Constellation Energy Generation LLC
5.600% due 06/15/2042	1,319	1,325

Consumers Energy Co.
4.600% due 05/30/2029	463	471

Dominion Energy, Inc.
7.000% due 06/01/2054 •	1,057	1,149

DTE Electric Co.
3.000% due 03/01/2032	1,224	1,134

DTE Energy Co.
3.400% due 06/15/2029	2,805	2,732

Duke Energy Carolinas LLC
2.550% due 04/15/2031	558	514
2.850% due 03/15/2032	379	347
3.550% due 03/15/2052	530	383
3.875% due 03/15/2046	60	48
6.000% due 12/01/2028	1,049	1,109

Duke Energy Corp.
2.450% due 06/01/2030	713	662
2.550% due 06/15/2031	10	9
3.150% due 08/15/2027	129	127
3.400% due 06/15/2029	10	10
3.500% due 06/15/2051	452	314
3.750% due 09/01/2046	460	350
5.000% due 08/15/2052	178	157

Duke Energy Florida LLC
2.400% due 12/15/2031	1,473	1,333
3.400% due 10/01/2046	589	432
5.650% due 04/01/2040	11	11

Duke Energy Progress LLC
3.400% due 04/01/2032	1,028	974
3.450% due 03/15/2029	12	12
3.600% due 09/15/2047	100	75
4.000% due 04/01/2052	195	152
5.250% due 03/15/2033	1,447	1,506

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	126	124

Edison International
5.750% due 06/15/2027	454	462

Electricite de France SA
6.375% due 01/13/2055	1,502	1,572
6.900% due 05/23/2053	1,734	1,912

Emera U.S. Finance LP
4.750% due 06/15/2046	765	653

Enel Finance International NV
5.000% due 06/15/2032	1,759	1,791
6.000% due 10/07/2039	1,508	1,589

Evergy, Inc.
2.900% due 09/15/2029	2,299	2,194

Eversource Energy
2.900% due 03/01/2027	176	174
3.375% due 03/01/2032	768	712

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.600% due 07/01/2027	$789	$795
5.000% due 01/01/2027	50	50
5.125% due 05/15/2033	966	976

Exelon Corp.
4.450% due 04/15/2046	210	176

FirstEnergy Corp.
2.250% due 09/01/2030	437	396
3.900% due 07/15/2027	30	30

Florida Power & Light Co.
3.150% due 10/01/2049	4,081	2,806
4.125% due 02/01/2042	968	843

Fortis, Inc.
3.055% due 10/04/2026	28	28

Galaxy Pipeline Assets Bidco Ltd.
1.750% due 09/30/2027	1	1

Georgia Power Co.
5.250% due 03/15/2034	1,132	1,169

Indiana Michigan Power Co.
4.250% due 08/15/2048	1,193	968

Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	19
6.250% due 07/15/2039	128	137

Jersey Central Power & Light Co.
2.750% due 03/01/2032	872	785

Kentucky Utilities Co.
5.125% due 11/01/2040	344	338
5.450% due 04/15/2033	2,133	2,242

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,349	1,335

LLPL Capital Pte. Ltd.
6.875% due 02/04/2039	188	197

Massachusetts Electric Co.
5.867% due 02/26/2054	30	30

MidAmerican Energy Co.
4.250% due 07/15/2049	2,469	2,029

Mississippi Power Co.
3.950% due 03/30/2028	114	114

New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	88
3.250% due 12/01/2026	1,083	1,076

NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	1,072	1,058
5.000% due 02/28/2030	220	227

NGPL PipeCo LLC
3.250% due 07/15/2031	324	299
4.875% due 08/15/2027	303	304

NiSource, Inc.
2.950% due 09/01/2029	1,378	1,323
5.000% due 06/15/2052	130	116

Northern States Power Co.
2.900% due 03/01/2050	2,561	1,682

NRG Energy, Inc.
7.000% due 03/15/2033	1,671	1,853

NSTAR Electric Co.
4.400% due 03/01/2044	43	37

Oglethorpe Power Corp.
6.200% due 12/01/2053	537	553

Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	26

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	828	552

ONEOK, Inc.
3.400% due 09/01/2029	1,370	1,328
4.250% due 09/24/2027	476	478
4.400% due 10/15/2029	1,771	1,779
4.550% due 07/15/2028	573	578
4.750% due 10/15/2031	638	642
5.200% due 07/15/2048	1,255	1,132
6.100% due 11/15/2032	871	934
6.500% due 09/01/2030	1,451	1,556

Pacific Gas & Electric Co.
2.500% due 02/01/2031	420	379
3.250% due 06/01/2031	81	76

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	47

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.300% due 08/01/2040	$260	$197
3.750% due 07/01/2028	1,503	1,485
3.950% due 12/01/2047	1,050	785
4.550% due 07/01/2030	103	102
4.650% due 08/01/2028	52	52
4.950% due 07/01/2050	103	87
5.450% due 06/15/2027	1,207	1,228
5.700% due 03/01/2035	400	412
5.800% due 05/15/2034	3,500	3,637
6.100% due 01/15/2029	1,562	1,636

PacifiCorp
2.900% due 06/15/2052	74	43
4.150% due 02/15/2050	300	223
5.350% due 12/01/2053	112	98
5.450% due 02/15/2034	2,076	2,107

PECO Energy Co.
3.000% due 09/15/2049	736	485

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.125% due 05/15/2027	429	428

Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	53

Pinnacle West Capital Corp.
4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	287	288

Plains All American Pipeline LP/PAA Finance Corp.
3.550% due 12/15/2029	579	563
5.150% due 06/01/2042	2,270	2,082

Public Service Co. of Colorado
1.900% due 01/15/2031	457	407
3.550% due 06/15/2046	52	38
5.850% due 05/15/2055	1,260	1,278

Public Service Electric & Gas Co.
4.650% due 03/15/2033	2,857	2,880

Puget Energy, Inc.
4.100% due 06/15/2030	629	617
4.224% due 03/15/2032	1,174	1,129

Puget Sound Energy, Inc.
3.250% due 09/15/2049	242	165
5.795% due 03/15/2040	30	31

RWE Finance U.S. LLC
5.875% due 04/16/2034	306	323
6.250% due 04/16/2054	324	334

San Diego Gas & Electric Co.
1.700% due 10/01/2030	354	316
3.000% due 03/15/2032	697	642
4.150% due 05/15/2048	632	511
5.350% due 04/01/2053	308	292

Sempra
3.250% due 06/15/2027	59	58
5.500% due 08/01/2033	359	376

Shell Finance U.S., Inc.
2.375% due 11/07/2029	781	738
2.750% due 04/06/2030	682	647
3.125% due 11/07/2049	217	146
5.125% due 10/15/2041	525	512

Shell International Finance BV
4.375% due 05/11/2045	1,060	921

Southern California Edison Co.
2.850% due 08/01/2029	1,493	1,416
2.950% due 02/01/2051	120	73
3.650% due 02/01/2050	1,615	1,130
4.125% due 03/01/2048	2,649	2,020
5.450% due 06/01/2031	2,191	2,269
5.450% due 03/01/2035	1,500	1,522

Southern California Gas Co.
4.125% due 06/01/2048	1,810	1,449
4.450% due 03/15/2044	52	45
5.600% due 04/01/2054	3,014	2,965

Southern Co. Gas Capital Corp.
4.050% due 09/15/2028	117	117

Southern Power Co.
5.150% due 09/15/2041	580	561

Southwest Gas Corp.
4.050% due 03/15/2032	713	688
5.450% due 03/23/2028	1,205	1,237

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwestern Electric Power Co.
4.100% due 09/15/2028	$922	$923

Southwestern Public Service Co.
3.150% due 05/01/2050	1,836	1,218
3.700% due 08/15/2047	177	133
3.750% due 06/15/2049	314	233

Tampa Electric Co.
4.350% due 05/15/2044	30	26
5.000% due 07/15/2052	100	91

Tucson Electric Power Co.
5.200% due 09/15/2034	2,681	2,745

Union Electric Co.
2.150% due 03/15/2032	965	848
2.625% due 03/15/2051	206	125
3.900% due 04/01/2052	387	298

Verizon Communications, Inc.
2.355% due 03/15/2032	3,694	3,256
2.550% due 03/21/2031	1,739	1,589
2.987% due 10/30/2056	111	66
3.700% due 03/22/2061	500	338
4.125% due 08/15/2046	155	124
4.672% due 03/15/2055	311	258
4.780% due 02/15/2035	1,514	1,491
4.812% due 03/15/2039	2,104	1,998
5.401% due 07/02/2037	416	421

Virginia Electric & Power Co.
2.950% due 11/15/2051	160	101
4.625% due 05/15/2052	468	396
5.650% due 03/15/2055	116	114
6.000% due 01/15/2036	60	64
8.875% due 11/15/2038	2,057	2,752

Vistra Operations Co. LLC
4.300% due 07/15/2029	2,223	2,209

Vodafone Group PLC
5.750% due 02/10/2063	2,499	2,378
6.150% due 02/27/2037	87	95

WEC Energy Group, Inc.
2.200% due 12/15/2028	1,403	1,333

Wisconsin Power & Light Co.
3.950% due 09/01/2032	2,543	2,456

Wisconsin Public Service Corp.
3.671% due 12/01/2042	3	2

Xcel Energy, Inc.
4.600% due 06/01/2032	78	78

		183,502

Total Corporate Bonds & Notes (Cost $1,268,997)		1,261,613

U.S. TREASURY OBLIGATIONS 10.4%

U.S. Treasury Bonds
3.375% due 08/15/2042	2,402	2,031
3.875% due 05/15/2043	1,500	1,346
4.000% due 11/15/2042	3,186	2,921
4.500% due 02/15/2044	15,700	15,194
4.625% due 02/15/2055 (g)	20,687	19,932

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034 (i)	20,549	20,441
1.875% due 07/15/2034 (g)	1,038	1,042

U.S. Treasury Notes
3.875% due 08/15/2033 (i)	1,800	1,786
4.000% due 02/15/2034	14,200	14,159
4.375% due 05/15/2034	21,300	21,771
4.625% due 02/15/2035 (g)(i)	39,900	41,425

Total U.S. Treasury Obligations (Cost $142,394)		142,048

SOVEREIGN ISSUES 0.1%

Peru Government International Bonds
5.500% due 03/30/2036	800	817

Province of British Columbia
4.750% due 06/12/2034	480	492

Total Sovereign Issues (Cost $1,276)		1,309

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1	$1

Total Preferred Securities (Cost $1)		1

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850%	1,045,343	1,045

Total Mutual Funds (Cost $1,045)		1,045

Total Short-Term Instruments (Cost $1,045)		1,045

Total Investments in Securities (Cost $1,413,713)		1,406,016

INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.5%

PIMCO Government Money Market Fund
3.870% (d)(f)	6,614,550	6,615

Total Short-Term Instruments (Cost $6,615)		6,615

Total Investments in Affiliates (Cost $6,615)		6,615

Total Investments 103.2% (Cost $1,420,328)		$1,412,631

Financial Derivative Instruments (h) (0.0)% (Cost or Premiums, net $5,452)		(45)

Other Assets and Liabilities, net (3.2)%		(43,638)

Net Assets 100.0%		$1,368,948

48	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $6,734 were out on loan in exchange for $6,877 of cash collateral as of December 31, 2025. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	3.950%	12/31/2025	01/02/2026	$(15,913)	$(15,916)
BSN	3.810	01/02/2026	01/16/2026	(15,560)	(15,561)
JPS	3.930	12/17/2025	01/07/2026	(25,848)	(25,893)
	3.930	12/22/2025	01/05/2026	(12,992)	(13,007)

Total Reverse Repurchase Agreements					$(70,377)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$(15,916)	$0	$0	$(15,916)	$15,511	$(405)
BSN	0	(15,561)	0	0	(15,561)	0	(15,561)
JPS	0	(38,900)	0	0	(38,900)	38,206	(694)

Master Securities Forward Transaction Agreement
BOS	0	0	0	2,242	2,242	(2,286)	(44)
BCY	0	0	0	3,034	3,034	(3,104)	(70)
GSC	0	0	0	1,458	1,458	(1,487)	(29)

Total Borrowings and Other Financing Transactions	$0	$(70,377)	$0	$6,734

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$6,877	$0	$0	$0	$6,877

Total	$6,877	$0	$0	$0	$6,877

Reverse Repurchase Agreements
U.S. Treasury Obligations	0	(54,816)	0	0	(54,816)

Total	$0	$(54,816)	$0	$0	$(54,816)

Total Borrowings	$6,877	$(54,816)	$0	$0	$(47,939)

Payable for reverse repurchase agreements and securities on loan - cash collateral(3)					$(47,939)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	49

Schedule of Investments	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	(Cont.)

(g)	Securities with an aggregate market value of $53,717 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(39,987) at a weighted average interest rate of 4.215%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(15,561) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2026	99	$10,821	$(1)	$0	$(11)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	13	1,534	(21)	0	(5)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	174	20,013	(110)	0	(33)

Total Futures Contracts				$(132)	$0	$(49)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Morgan Stanley	1.000%	Quarterly	06/20/2026	0.226%	$ 7,000	$38	$(10)	$28	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$241,800	$5,414	$135	$5,549	$4	$0

Total Swap Agreements					$5,452	$125	$5,577	$4	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$4	$4	$0	$(49)	$0	$(49)

(i)

Securities with an aggregate market value of $5,809 and cash of $6,076 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

50	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$49	$49

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$869	$869
Swap Agreements	0	2,397	0	0	(7)	2,390

	$0	$2,397	$0	$0	$862	$3,259

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(873)	$(873)
Swap Agreements	0	(1,133)	0	0	0	(1,133)

	$0	$(1,133)	$0	$0	$(873)	$(2,006)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$486,100	$0	$486,100
Industrials	0	592,011	0	592,011
Utilities	0	183,502	0	183,502
U.S. Treasury Obligations	0	142,048	0	142,048
Sovereign Issues	0	1,309	0	1,309
Preferred Securities
Industrials	0	1	0	1
Short-Term Instruments
Mutual Funds	0	1,045	0	1,045

	$0	$1,406,016	$0	$1,406,016

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	6,615	0	0	6,615

Total Investments	$6,615	$1,406,016	$0	$1,412,631

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(49)	$0	$(49)

Total Financial Derivative Instruments	$0	$(45)	$0	$(45)

Totals	$6,615	$1,405,971	$0	$1,412,586

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	51

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

American Airlines, Inc.
6.134% - 8.448% (TSFR3M + 2.250%) due 04/20/2028 ~	$2,393	$2,402

Avolon TLB Borrower 1 U.S. LLC
5.484% - 9.485% (TSFR1M + 1.750%) due 06/24/2030 ~	1,252	1,260

Castlelake LP
2.950% due 05/12/2031 «~	4,103	3,920

Quikrete Holdings, Inc.
5.966% - 8.949% (TSFR1M + 2.250%) due 02/10/2032 ~	993	997

SkyMiles IP Ltd.
5.384% - 9.485% (TSFR3M + 1.500%) due 10/20/2028 ~	1,352	1,366

Total Loan Participations and Assignments (Cost $10,076)		9,945

CORPORATE BONDS & NOTES 25.4%

BANKING & FINANCE 17.3%

123 Lights Re Ltd.
14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~	250	258

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	7,934	7,828
3.000% due 10/29/2028	2,684	2,603
5.100% due 01/19/2029	2,700	2,761

Aircastle Ltd.
5.950% due 02/15/2029	5,000	5,210

Ally Financial, Inc.
6.184% due 07/26/2035 •	2,250	2,333
6.848% due 01/03/2030 •	3,100	3,290

American Assets Trust LP
3.375% due 02/01/2031	3,100	2,827
6.150% due 10/01/2034	6,550	6,662

American Homes 4 Rent LP
5.500% due 02/01/2034	1,700	1,760

American National Global Funding
4.625% due 12/15/2028	5,100	5,124

American National Group, Inc.
5.750% due 10/01/2029	3,600	3,728

American Tower Corp.
3.650% due 03/15/2027	3,000	2,988
5.800% due 11/15/2028	1,700	1,775

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	5,900	5,760

Antares Holdings LP
3.750% due 07/15/2027	3,700	3,620
3.950% due 07/15/2026	1,000	997
6.350% due 10/23/2029	5,900	6,026
6.500% due 02/08/2029	1,200	1,228
7.950% due 08/11/2028	1,100	1,164

ARES Capital Corp.
5.875% due 03/01/2029	3,000	3,078

ARES Management Corp.
6.375% due 11/10/2028	6,000	6,352

ARES Strategic Income Fund
5.600% due 02/15/2030	5,000	5,028

Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~	250	264

Aspen Insurance Holdings Ltd.
5.750% due 07/01/2030	3,300	3,443

Athene Global Funding
5.516% due 03/25/2027	2,000	2,032
5.684% due 02/23/2026	7,800	7,816

Aviation Capital Group LLC
6.750% due 10/25/2028	5,200	5,522

Avolon Holdings Funding Ltd.
4.950% due 10/15/2032	5,100	5,055
5.750% due 03/01/2029	3,000	3,106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		$6,000	$6,227

Banco Santander SA
2.958% due 03/25/2031		2,200	2,041
6.033% due 01/17/2035		2,200	2,357

Bank of America Corp.
4.948% due 07/22/2028 •		4,000	4,058
5.202% due 04/25/2029 •		8,400	8,617
5.288% due 04/25/2034 •		9,850	10,144
5.511% due 01/24/2036 •		3,900	4,069
5.872% due 09/15/2034 •		18,550	19,803

Barclays PLC
5.690% due 03/12/2030 •		7,500	7,806
7.385% due 11/02/2028 •		7,000	7,401
7.437% due 11/02/2033 •		5,200	5,948

BGC Group, Inc.
6.150% due 04/02/2030		5,987	6,208
6.600% due 06/10/2029		2,800	2,924

Blue Cross & Blue Shield of Minnesota
4.850% due 09/30/2030 «(k)		3,800	3,801
5.960% due 04/30/2032 «(k)		4,000	4,060

Blue Owl Capital Corp.
5.950% due 03/15/2029		2,000	2,019

Blue Owl Finance LLC
4.375% due 02/15/2032		2,000	1,905
6.250% due 04/18/2034		3,900	4,024

Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
8.830% (FHMMUSTF + 5.250%) due 01/08/2031 ~		2,000	2,044
9.580% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	250
11.570% (FHMMUSTF + 7.990%) due 01/08/2031 ~		2,000	2,074
11.580% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	250

BNP Paribas SA
2.591% due 01/20/2028 •		7,500	7,386
4.625% due 02/25/2031 •(g)(i)		2,000	1,855
5.786% due 01/13/2033 •		6,800	7,145

Boston Properties LP
2.450% due 10/01/2033		4,700	3,890
2.550% due 04/01/2032		4,400	3,842

BPCE SA
5.716% due 01/18/2030 •		5,000	5,178
5.975% due 01/18/2027 •		4,000	4,002

Brandywine Operating Partnership LP
3.950% due 11/15/2027		300	294
8.300% due 03/15/2028		100	106

Brixmor Operating Partnership LP
4.050% due 07/01/2030		2,000	1,973

Broadstone Net Lease LLC
5.000% due 11/01/2032		2,300	2,309

Brookfield Finance, Inc.
6.350% due 01/05/2034		8,300	9,031

CaixaBank SA
5.673% due 03/15/2030 •		4,800	4,987
6.037% due 06/15/2035 •		3,050	3,252

Cantor Fitzgerald LP
7.200% due 12/12/2028		6,500	6,912

Cape Lookout Re Ltd.
10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,500	1,590
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,100	2,176

Capital One Financial Corp.
7.149% due 10/29/2027 •		2,000	2,048
7.964% due 11/02/2034 •		2,200	2,595

CI Financial Corp.
4.625% due 12/12/2031	EUR	6,200	7,344

Citadel Finance LLC
5.900% due 02/10/2030		$5,500	5,617

Citadel LP
6.375% due 01/23/2032		4,000	4,248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	$2,500	$2,568

Citigroup, Inc.
2.976% due 11/05/2030 •	4,700	4,479
3.785% due 03/17/2033 •	4,500	4,297
4.075% due 04/23/2029 •	3,000	2,999
6.270% due 11/17/2033 •	7,000	7,625

CNO Global Funding
4.700% due 12/11/2030	7,800	7,815
4.950% due 09/09/2029	3,700	3,761

Constellation Global Funding
4.850% due 10/22/2030	3,200	3,178

Corebridge Financial, Inc.
5.750% due 01/15/2034	2,200	2,305

Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~	6,700	6,714

Corp0hrg0
5.330% due 06/07/2035 «(k)	700	719

Cousins Properties LP
5.250% due 07/15/2030	3,200	3,287

Credit Agricole SA
5.862% due 01/09/2036 •	5,000	5,277

Credit Suisse AG AT1 Claim	8,900	2,626

Crown Castle, Inc.
5.800% due 03/01/2034	8,100	8,496

Deloitte LLP
5.410% due 01/30/2032 «(k)	1,200	1,227
5.590% due 01/30/2035 «(k)	1,100	1,120
5.690% due 01/30/2037 «(k)	500	507
5.790% due 01/30/2040 «(k)	900	908
5.970% due 01/30/2045 «(k)	900	894

Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,428
2.552% due 01/07/2028 •	6,500	6,394
5.706% due 02/08/2028 •	1,500	1,524
6.720% due 01/18/2029 •	2,500	2,618
6.819% due 11/20/2029 •	1,500	1,601

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	8,450	7,605

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~	500	500

Equitable Holdings, Inc.
5.594% due 01/11/2033	1,000	1,044

Essex Portfolio LP
5.500% due 04/01/2034	1,750	1,817

Extra Space Storage LP
5.400% due 02/01/2034	1,700	1,749
5.900% due 01/15/2031	2,100	2,230

F&G Global Funding
5.875% due 01/16/2030	4,000	4,156

Fairfax Financial Holdings Ltd.
5.625% due 08/16/2032	2,200	2,298
5.750% due 05/20/2035	7,750	8,065
6.350% due 03/22/2054	2,000	2,079

Farmers Insurance Exchange
4.747% due 11/01/2057 •	2,000	1,721
7.000% due 10/15/2064 •	1,900	1,963

Fidelity National Financial, Inc.
2.450% due 03/15/2031	2,793	2,498
3.400% due 06/15/2030	2,050	1,958

First American Financial Corp.
2.400% due 08/15/2031	1,800	1,573
4.000% due 05/15/2030	1,200	1,162
5.450% due 09/30/2034	2,200	2,201

Ford Motor Credit Co. LLC
4.950% due 05/28/2027	6,000	6,025
5.800% due 03/08/2029	4,400	4,497
5.850% due 05/17/2027	1,000	1,016
6.050% due 03/05/2031	5,000	5,143
6.798% due 11/07/2028	7,300	7,661
6.950% due 03/06/2026	1,500	1,503
7.350% due 11/04/2027	700	731

52	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	$6,100	$6,426

FS KKR Capital Corp.
3.400% due 01/15/2026	1,900	1,899
6.875% due 08/15/2029	3,800	3,832
7.875% due 01/15/2029	3,500	3,625

GA Global Funding Trust
4.500% due 09/18/2030	4,550	4,505
5.500% due 01/08/2029	3,000	3,085
5.900% due 01/13/2035	10,450	10,720

Global Atlantic Fin Co.
4.400% due 10/15/2029	3,000	2,956

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,500	1,361
5.250% due 02/15/2033	2,300	2,310
5.300% due 01/15/2029	1,600	1,629
5.625% due 09/15/2034	1,800	1,828
6.250% due 09/15/2054	2,000	1,990
6.750% due 12/01/2033	3,300	3,602

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~	1,000	1,001

Goldman Sachs Group, Inc.
3.102% due 02/24/2033 •	10,250	9,446
4.482% due 08/23/2028 •	10,000	10,072
5.330% due 07/23/2035 •	5,350	5,499
5.536% due 01/28/2036 •	14,350	14,902
5.573% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,044
5.851% due 04/25/2035 •	4,350	4,626

Golub Capital BDC, Inc.
6.000% due 07/15/2029	6,000	6,137

Golub Capital Private Credit Fund
0.000% due 08/15/2028 ~	4,000	4,029
5.875% due 05/01/2030	2,000	2,029

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	2,500	2,470

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~	400	416

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034	2,500	2,548

Handshake Re Ltd.
4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~	250	250

Hanover Insurance Group, Inc.
5.500% due 09/01/2035	2,300	2,340

Hardwood Funding LLC
5.160% due 06/07/2032 «(k)	1,500	1,534

Host Hotels & Resorts LP
2.900% due 12/15/2031	2,000	1,813
5.500% due 04/15/2035	5,150	5,216

HPS Corporate Lending Fund
4.900% due 09/11/2028	4,800	4,777

HSBC Holdings PLC
4.755% due 06/09/2028 •	2,500	2,523
5.402% due 08/11/2033 •	4,200	4,354
5.546% due 03/04/2030 •	4,000	4,148
5.719% due 03/04/2035 •	7,400	7,806
6.254% due 03/09/2034 •	10,000	10,885

ING Groep NV
3.875% due 05/16/2027 •(g)(i)	600	585
4.250% due 05/16/2031 •(g)(i)	600	541
5.335% due 03/19/2030 •	10,000	10,318

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~	2,000	2,143

Invitation Homes Operating Partnership LP
4.875% due 02/01/2035	1,300	1,287
5.450% due 08/15/2030	5,000	5,206

Jackson National Life Global Funding
4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~	15,000	15,052
4.933% (SOFRRATE + 0.970%) due 01/14/2028 ~	3,100	3,110

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jane Street Group/JSG Finance, Inc.
7.125% due 04/30/2031		$1,500	$1,577

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		3,600	3,854

JPMorgan Chase & Co.
2.963% due 01/25/2033 •		2,950	2,708
4.565% due 06/14/2030 •		12,050	12,193
5.350% due 06/01/2034 •		17,950	18,656
5.572% due 04/22/2036 •		15,500	16,268
5.766% due 04/22/2035 •		9,950	10,609

KBC Group NV
6.324% due 09/21/2034 •		5,200	5,673

Kilroy Realty LP
3.050% due 02/15/2030		2,000	1,862

Kizuna RE III Pte. Ltd.
6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		603	617

KKR Financial Holdings LLC
5.400% due 05/23/2033		6,000	5,849

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,400	1,434

Lazard Group LLC
5.625% due 08/01/2035		4,400	4,512
6.000% due 03/15/2031		6,300	6,680

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		4,000	3,945
4.300% due 02/01/2061		4,800	3,203

Lineage OP LP
5.250% due 07/15/2030		2,200	2,222

Lloyds Banking Group PLC
4.976% due 08/11/2033 •(m)		8,500	8,649
5.871% due 03/06/2029 •		5,000	5,186

Low Income Investment Fund
3.711% due 07/01/2029		2,500	2,411

LPL Holdings, Inc.
5.150% due 06/15/2030		4,400	4,489
5.750% due 06/15/2035		900	927
6.750% due 11/17/2028		5,000	5,338

Lseg U.S. Fin Corp.
5.297% due 03/28/2034		1,500	1,550

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		700	723

LXP Industrial Trust
2.375% due 10/01/2031		5,800	5,081

Main Street Capital Corp.
6.950% due 03/01/2029		3,100	3,238

Maple Grove Funding Trust I
4.161% due 08/15/2051		5,500	3,880

Marex Group PLC
5.829% due 05/08/2028		4,000	4,068

Mitsubishi UFJ Financial Group, Inc.
5.354% due 09/13/2028 •		2,500	2,558

MMcapS Funding XVIII Ltd.
4.240% (US0003M + 0.290%) due 12/26/2039 ~		503	490

MMIFS Re Ltd.
5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	183

Morgan Stanley
0.000% due 04/02/2032 þ(k)		$9,000	6,602
2.511% due 10/20/2032 •		1,700	1,525
3.622% due 04/01/2031 •		3,250	3,159
5.164% due 04/20/2029 •		2,000	2,046
5.173% due 01/16/2030 •		3,250	3,338
5.664% due 04/17/2036 •		16,160	16,973
6.296% due 10/18/2028 •		19,500	20,265

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		300	312

NatWest Group PLC
4.600% due 06/28/2031 •(g)(i)		200	186
5.778% due 03/01/2035 •		8,900	9,416

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$4,500	$4,404
5.300% due 09/13/2027		1,400	1,403

NMI Holdings, Inc.
6.000% due 08/15/2029		4,500	4,665

Nomura Holdings, Inc.
1.653% due 07/14/2026		3,000	2,963
6.070% due 07/12/2028		3,100	3,234

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(i)		5,000	4,760
6.625% due 03/26/2026 •(g)(i)		5,600	5,669

Oaktree Strategic Credit Fund
6.500% due 07/23/2029		1,300	1,340

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		3,350	3,379

OneMain Finance Corp.
6.625% due 01/15/2028		1,300	1,338

Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306

Pacific Life Insurance Co.
9.250% due 06/15/2039		$5,000	6,806

Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		250	261

Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		250	250
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		250	250
14.042% (T-BILL 3MO + 10.500%) due 01/08/2029 ~		250	250
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		600	631
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,300	2,400

Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.285% (US0003M + 0.300%) due 03/22/2037 ~		1,465	1,392

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		4,400	4,535

Protective Life Corp.
4.700% due 01/15/2031		10,950	11,004
5.350% due 12/15/2035		1,750	1,770

Prudential Financial, Inc.
6.500% due 03/15/2054 •		2,800	2,961

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	300	353

Quercus Re DAC
10.050% (EUR003M + 8.000%) due 01/06/2031 ~		250	301

Realty Income Corp.
3.250% due 01/15/2031		$2,100	2,002
4.450% due 09/15/2026		700	701

RGA Global Funding
4.600% due 11/25/2030		9,900	9,910

Rocket Cos., Inc.
7.125% due 02/01/2032		1,200	1,263

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(k)		12,000	11,990

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •		3,000	3,013
4.800% due 12/12/2030		5,100	5,115
5.100% due 12/10/2029		1,500	1,539

Sammons Financial Group, Inc.
6.875% due 04/15/2034		10,240	11,238

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		2,800	2,865
6.499% due 03/09/2029 •		1,700	1,772
6.565% due 06/12/2029 •		3,000	3,138

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		3,700	3,400
6.534% due 01/10/2029 •		8,000	8,361

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	53

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBL Holdings, Inc.
5.900% due 09/26/2028		$4,000	$3,983
7.200% due 10/30/2034		2,401	2,326

Selective Insurance Group, Inc.
5.900% due 04/15/2035		4,400	4,621

Sixth Street Lending Partners
5.750% due 01/15/2030		3,000	3,042
6.125% due 07/15/2030		1,000	1,027

SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		16,000	16,012

Societe Generale SA
6.446% due 01/10/2029 •		3,300	3,433

Stellantis Finance U.S., Inc.
6.450% due 03/18/2035		11,100	11,544

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		2,700	2,738

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		4,000	4,122
5.766% due 01/13/2033		3,000	3,200

Texas New Mexico PR 1st Mortgage
4.830% due 07/31/2030 «(k)		7,500	7,573
5.120% due 07/31/2032 «(k)		5,000	5,071

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		600	628
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		300	313
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		250	255

Trust 2401
4.869% due 01/15/2030		3,232	3,186
6.950% due 01/30/2044		300	314

Trust Fibra Uno
4.869% due 01/15/2030		1,668	1,633

UBS AG
5.000% due 07/09/2027		3,500	3,570

UBS Group AG
6.301% due 09/22/2034 •		15,700	17,148
9.016% due 11/15/2033 •		2,300	2,872

Unum Group
5.250% due 12/15/2035		5,150	5,114

Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		250	250
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		500	500

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,000	1,020

Veraison Re Ltd.
8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	258

VICI Properties LP
5.750% due 04/01/2034		2,600	2,685

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		100	99
4.125% due 08/15/2030		2,300	2,231
5.750% due 02/01/2027		280	283

Vitality Re XVI Ltd.
5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250
7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251

Wells Fargo & Co.
4.897% due 07/25/2033 •		21,250	21,587
5.557% due 07/25/2034 •		17,450	18,305
5.605% due 04/23/2036 •		8,950	9,384

Western-Southern Global Funding
4.700% due 12/10/2032		10,000	9,948

Windmill III Re DAC
7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302

Winston RE Ltd.
10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~	$4,000	$4,239

		1,187,097

INDUSTRIALS 5.9%

Air Canada
3.875% due 08/15/2026	1,000	996

Air Canada Pass-Through Trust
3.300% due 07/15/2031	577	553
5.250% due 10/01/2030	1,265	1,295

American Airlines Pass-Through Trust
3.375% due 11/01/2028	6,424	6,345
3.700% due 04/01/2028	1,361	1,356
4.900% due 11/11/2039	5,200	5,178

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	150	150
5.750% due 04/20/2029	1,400	1,427

Ashtead Capital, Inc.
5.800% due 04/15/2034	3,000	3,147

Bacardi Ltd.
5.150% due 05/15/2038	1,200	1,142

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	15,402	15,422

Bayer U.S. Finance LLC
6.375% due 11/21/2030	1,200	1,283
6.500% due 11/21/2033	2,750	2,978
6.875% due 11/21/2053	1,900	2,059

Beignet Investor LLC
6.581% due 05/30/2049	82,100	86,813

Boeing Co.
3.625% due 02/01/2031	3,000	2,883
6.259% due 05/01/2027	1,300	1,334
6.298% due 05/01/2029	1,700	1,805
6.388% due 05/01/2031	1,300	1,411
6.528% due 05/01/2034	1,100	1,217
6.858% due 05/01/2054	1,800	2,023
7.008% due 05/01/2064	1,000	1,140

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035	2,600	2,696

Broadcom, Inc.
2.450% due 02/15/2031	10,250	9,380
4.000% due 04/15/2029	2,000	1,992
4.150% due 04/15/2032	2,000	1,959

CDW LLC/CDW Finance Corp.
5.550% due 08/22/2034	2,600	2,652

Centene Corp.
3.000% due 10/15/2030	1,500	1,343

Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/2031	2,100	1,890
6.384% due 10/23/2035	2,200	2,272

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,250	2,073

Cheniere Energy, Inc.
5.650% due 04/15/2034	3,000	3,114

Choice Hotels International, Inc.
3.700% due 01/15/2031	2,000	1,905
5.850% due 08/01/2034	3,500	3,570

Cornell University
4.169% due 06/15/2030	4,000	4,020

Dell International LLC/EMC Corp.
5.300% due 10/01/2029	4,400	4,543

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	940	898

Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,330

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	2,000	2,012

Diamondback Energy, Inc.
5.550% due 04/01/2035	2,700	2,776

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	1,700	1,584

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enbridge, Inc.
4.200% due 11/20/2028	$2,200	$2,204
6.200% due 11/15/2030	2,150	2,310

Energy Transfer LP
5.250% due 07/01/2029	11,500	11,841
5.550% due 02/15/2028	2,500	2,567
5.700% due 04/01/2035	1,300	1,346
6.000% due 06/15/2048	6,500	6,310

Eni SpA
5.750% due 05/19/2035	3,100	3,249

Essent Group Ltd.
6.250% due 07/01/2029	2,200	2,298

Expedia Group, Inc.
3.250% due 02/15/2030	2,200	2,111

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	1,000	1,010

Flex Intermediate Holdco LLC
4.317% due 12/30/2039	2,700	2,276

Flex Ltd.
5.250% due 01/15/2032	2,100	2,141

Gartner, Inc.
4.950% due 03/20/2031	5,170	5,205

GE Capital Funding LLC
4.550% due 05/15/2032	1,500	1,516

Global Payments, Inc.
4.875% due 11/15/2030	2,650	2,654
5.200% due 11/15/2032	3,600	3,604
5.400% due 08/15/2032	5,100	5,190
5.550% due 11/15/2035	3,550	3,530

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	2,300	2,409
6.103% due 08/23/2042	1,400	1,461

HCA, Inc.
3.625% due 03/15/2032	3,250	3,074
5.250% due 03/01/2030	1,600	1,652
5.500% due 03/01/2032	3,550	3,701
5.500% due 06/01/2033	2,200	2,291
5.750% due 03/01/2035	2,400	2,520

Imperial Brands Finance PLC
6.125% due 07/27/2027	3,000	3,090

Las Vegas Sands Corp.
3.500% due 08/18/2026	1,100	1,096

Mars, Inc.
5.000% due 03/01/2032	2,750	2,836
5.200% due 03/01/2035	2,750	2,828

MPLX LP
5.000% due 03/01/2033	2,100	2,114

MSCI, Inc.
3.875% due 02/15/2031	100	96

National Football League
4.780% due 10/05/2030 «(k)	4,500	4,577
5.250% due 10/05/2034 «(k)	5,500	5,610
5.420% due 10/05/2037 «(k)	2,100	2,123

National Fuel Gas Co.
5.500% due 10/01/2026	1,500	1,515
5.500% due 03/15/2030	2,100	2,169

NetApp, Inc.
5.500% due 03/17/2032	1,000	1,041
5.700% due 03/17/2035	1,600	1,679

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	2,800	2,764

NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000% due 01/15/2033	900	915

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	4,300	4,268

PeaceHealth Obligated Group
4.855% due 11/15/2032	2,000	2,019

Petroleos Mexicanos
6.700% due 02/16/2032	4,600	4,591

Quanta Services, Inc.
2.900% due 10/01/2030	2,000	1,873
5.250% due 08/09/2034	3,100	3,180

Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,200	1,250
6.750% due 03/01/2033	300	314

54	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santos Finance Ltd.
5.750% due 11/13/2035	$8,150	$8,109

Smith & Nephew PLC
5.400% due 03/20/2034	7,000	7,245

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034	3,700	3,738

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	480	453
4.100% due 10/01/2029	607	583

T-Mobile USA, Inc.
2.700% due 03/15/2032	2,700	2,428

Targa Resources Corp.
6.125% due 03/15/2033	3,000	3,213

Time Warner Cable LLC
6.550% due 05/01/2037	600	613
7.300% due 07/01/2038	2,500	2,680

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	1,137	1,125

United Airlines Pass-Through Trust
2.700% due 11/01/2033	293	269
3.100% due 01/07/2030	809	789
3.450% due 01/07/2030	2,427	2,369
4.550% due 02/25/2033	1,716	1,673
5.450% due 08/15/2038	1,931	1,992
5.875% due 04/15/2029	952	977

Vale Overseas Ltd.
6.400% due 06/28/2054	4,000	4,086

Venture Global Calcasieu Pass LLC
4.125% due 08/15/2031	6,900	6,284

Venture Global LNG, Inc.
7.000% due 01/15/2030	5,600	5,394

Viper Energy Partners LLC
4.900% due 08/01/2030	1,600	1,619

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032	3,400	3,547

VMware LLC
2.200% due 08/15/2031	2,250	2,000

Western Midstream Operating LP
5.450% due 11/15/2034	1,700	1,713

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	3,380	3,423
5.611% due 03/11/2034	2,000	2,101

Woodside Finance Ltd.
5.700% due 05/19/2032	4,700	4,893

		399,700

UTILITIES 2.2%

AES Corp.
5.800% due 03/15/2032	8,000	8,209

Capital Power U.S. Holdings, Inc.
5.257% due 06/01/2028	1,700	1,735

Cleco Power LLC
5.300% due 01/15/2036	1,500	1,515

Edison International
5.750% due 06/15/2027	1,750	1,782

Electricite de France SA
5.950% due 04/22/2034	4,000	4,262
6.000% due 04/22/2064	4,000	3,942

Emera U.S. Finance LP
2.639% due 06/15/2031	1,000	905

Enel Finance International NV
7.500% due 10/14/2032	2,800	3,230

Eversource Energy
5.950% due 02/01/2029	4,650	4,863

FLNG Liquefaction LLC
5.710% due 03/31/2040 «(k)	5,800	5,797

NGPL PipeCo LLC
3.250% due 07/15/2031	1,500	1,382

NiSource, Inc.
1.700% due 02/15/2031	6,100	5,357

Oncor Electric Delivery Co. LLC
5.150% due 05/01/2029 «(k)	12,000	12,277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ONEOK, Inc.
6.050% due 09/01/2033	$6,000	$6,396

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,650	2,388
4.950% due 07/01/2050	7,000	5,924
5.550% due 05/15/2029	3,200	3,306
5.800% due 05/15/2034	4,000	4,157
5.900% due 06/15/2032	1,900	1,994
6.000% due 08/15/2035	3,800	3,997
6.150% due 01/15/2033	2,700	2,867
6.700% due 04/01/2053	2,800	2,959
6.950% due 03/15/2034	2,400	2,671

PacifiCorp
7.375% due 09/15/2055 •	5,500	5,610

PPL Capital Funding, Inc.
5.250% due 09/01/2034	2,250	2,308

Puget Energy, Inc.
4.224% due 03/15/2032	3,000	2,884
5.725% due 03/15/2035	1,500	1,544

SCE Recovery Funding LLC
4.453% due 03/15/2036	7,500	7,529
5.341% due 03/15/2047	7,500	7,520

Sempra
6.375% due 04/01/2056 •	5,000	5,112

Southern California Edison Co.
4.000% due 04/01/2047	2,950	2,215
4.650% due 10/01/2043	350	298
6.000% due 01/15/2034	4,000	4,205

Southern California Gas Co.
2.550% due 02/01/2030	1,700	1,604

Toledo Edison Co.
2.650% due 05/01/2028	2,918	2,778

Verizon Communications, Inc.
4.400% due 11/01/2034	4,500	4,344
4.780% due 02/15/2035	5,200	5,122

Vistra Operations Co. LLC
6.950% due 10/15/2033	5,000	5,587

		150,575

Total Corporate Bonds & Notes (Cost $1,690,352)		1,737,372

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.3%

California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	5,000	5,911

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,805
3.714% due 06/01/2041	8,610	6,702
4.214% due 06/01/2050	7,050	5,162

		20,580

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	4,857	5,292

INDIANA 0.1%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
5.928% due 07/01/2053	8,000	7,895

MINNESOTA 0.2%

Minnesota Housing Finance Agency Revenue Notes, Series 2024
5.301% due 01/01/2029	5,515	5,630
5.532% due 01/01/2034	5,000	5,173

		10,803

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%

New York City, New York General Obligation Bonds, Series 2025
6.291% due 02/01/2045	$4,180	$4,395

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	500	492

		4,887

WEST VIRGINIA 0.0%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	3,305	3,138

Total Municipal Bonds & Notes (Cost $52,636)		52,595

U.S. GOVERNMENT AGENCIES 62.7%

Federal Home Loan Mortgage Corp.
3.000% due 01/01/2043 - 04/01/2043	3	2
3.500% due 10/01/2033 - 06/01/2049	2,885	2,703
4.000% due 09/01/2033 - 06/01/2049	5,415	5,257
4.500% due 02/01/2034 - 10/01/2053	6,354	6,294
5.000% due 01/01/2034 - 10/01/2053	228,890	229,273
5.500% due 03/01/2027 - 05/01/2054	315,807	320,974
6.000% due 12/01/2034 - 04/01/2055	504,497	522,677
6.355% due 07/01/2036 •	2	2
6.468% due 12/01/2031 •	18	19
6.500% due 01/01/2037 - 12/01/2053	5,306	5,521

Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	240	222
0.000% due 06/15/2042 •	50	25
0.266% due 11/15/2048 •(a)	14,995	615
0.852% due 12/15/2040 •(a)	801	56
0.932% due 05/15/2041 •	537	459
1.794% due 06/15/2040 ~(a)	4,882	453
4.874% due 02/25/2055 - 06/25/2055 •	80,642	80,760
5.000% due 05/15/2033 - 07/15/2041	101	103
5.074% due 08/25/2055 •	63,594	63,900
5.250% due 04/15/2033	15	15
5.500% due 08/15/2033	15	16
8.392% due 05/15/2033 •	15	17

Federal National Mortgage Association
3.500% due 06/01/2045 - 07/01/2049	27,489	26,083
4.000% due 12/01/2028 - 09/01/2052	74,688	71,361
4.500% due 05/01/2037 - 06/01/2051	3,300	3,302
5.000% due 10/01/2035 - 06/01/2053	84,123	84,488
5.330% due 04/01/2032	1,176	1,235
5.500% due 12/01/2031 - 11/01/2055	363,116	368,618
5.620% due 12/01/2028 •	79	79
6.000% due 06/01/2037 - 08/01/2055	305,560	316,822
6.155% due 11/01/2035 •	2	2
6.343% due 09/01/2034 •	17	17
6.500% due 01/01/2036 - 02/01/2054	54,308	56,523
6.945% due 04/01/2036 •	3	3
7.000% due 04/01/2037 - 03/01/2038	36	38
7.500% due 10/01/2037	52	55

Federal National Mortgage Association Interest STRIPS
0.000% due 07/25/2031 (b)(e)	6	6

Federal National Mortgage Association REMICS
0.000% due 12/25/2032 - 02/25/2040 (b)(e)	46	39

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	55

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.416% due 05/25/2042 •	$178	$135
2.011% due 09/25/2042 •(a)	16,795	2,529
2.431% due 04/25/2040 •(a)	22	1
3.000% due 03/25/2033 - 02/25/2043	1	1
3.211% due 05/25/2036 •(a)	479	53
3.500% due 06/25/2042	365	350
4.500% due 11/25/2035 - 03/25/2041	144	143
5.074% due 08/25/2055 •	97,074	97,535
6.000% due 05/25/2031 - 07/25/2037	35	37
8.097% due 01/25/2036 •	52	54

Government National Mortgage Association
2.000% due 08/20/2030	374	363
3.000% due 08/20/2026 - 07/15/2029	3,225	3,199
3.500% due 10/20/2042 - 03/20/2047	6,764	6,221
4.000% due 09/20/2040 - 06/15/2047	10,653	10,228
4.500% due 08/20/2038 - 02/20/2047	1,163	1,149
5.000% due 03/20/2034 - 04/20/2040	242	244
5.500% due 11/20/2038	6	6
6.000% due 08/20/2038 - 02/20/2039	42	43
6.500% due 12/20/2038	11	11

Government National Mortgage Association REMICS
3.500% due 12/20/2040	45	45
4.750% due 01/20/2035	54	54
5.118% due 06/20/2055 •	48,863	49,127
5.500% due 04/16/2034 - 07/20/2037	17	17

Government National Mortgage Association, TBA
2.500% due 02/01/2056	95,000	81,941
3.000% due 01/01/2056	20,000	17,974
3.500% due 02/01/2056	250,100	227,610
4.500% due 02/01/2056	32,600	31,735
6.000% due 01/01/2056 - 02/01/2056	100,000	101,851

Tennessee Valley Authority
5.250% due 02/01/2055	10,000	9,916

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	216,066	190,990
4.000% due 02/01/2056	85,000	80,583
4.500% due 02/01/2056	476,200	464,504
5.000% due 01/01/2056 - 02/01/2056	169,200	168,585
6.000% due 01/01/2056	435,700	447,413
6.500% due 02/01/2056 - 03/01/2056	127,300	132,358

Total U.S. Government Agencies (Cost $4,252,340)		4,295,039

U.S. TREASURY OBLIGATIONS 12.2%

U.S. Treasury Bonds
2.375% due 02/15/2042 (o)(q)	150,000	110,464
3.125% due 08/15/2044	206,100	163,189
3.875% due 02/15/2043 (m)(o)	318,300	286,451
4.750% due 05/15/2055 (m)	32,300	31,748
4.875% due 08/15/2045 (q)	226	228

U.S. Treasury Inflation Protected Securities (f)
1.750% due 01/15/2034 (o)	160,159	159,312
2.125% due 01/15/2035 (o)	83,984	85,496

Total U.S. Treasury Obligations (Cost $811,825)		836,888

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%

AG Trust
5.766% due 08/15/2041 •	3,279	3,301

Ajax Mortgage Loan Trust
1.698% due 05/25/2059 þ	650	619

American Home Mortgage Investment Trust
4.206% due 12/25/2046 •	2,588	2,225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ	$9,528	$9,523

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	28,409	27,776
3.110% due 08/25/2052 «	10,000	8,982

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	12,600	10,414

Banc of America Funding Trust
4.376% due 08/27/2036 ~	5,023	4,851

Bank
5.000% due 12/25/2067	5,000	5,050
5.561% due 05/15/2068 ~	2,200	2,321

Bank5
4.793% due 12/15/2058	8,100	8,214
5.769% due 06/15/2057	2,200	2,298
5.788% due 06/15/2057	4,300	4,485

BBCMS Mortgage Trust
4.314% due 12/15/2051	1,000	995
4.534% due 09/15/2058	7,000	7,037
5.297% due 12/15/2058	7,800	8,057

BCAP LLC Trust
4.146% due 05/25/2047 •	1,281	1,187

Bear Stearns ALT-A Trust
4.486% due 04/25/2034 •	4	4

Benchmark Mortgage Trust
4.077% due 07/15/2051	4,175	4,151
4.767% due 01/15/2058 ~	6,500	6,588
5.249% due 01/15/2058 ~	6,500	6,720
6.841% due 11/15/2056 ~	6,700	7,098

BMO Mortgage Trust
5.057% due 10/15/2058	3,000	3,038
5.226% due 10/15/2058	2,500	2,581
5.462% due 02/15/2057	2,000	2,056
5.625% due 12/15/2057 ~	3,400	3,542
5.857% due 02/15/2057	13,100	13,692

BWAY Mortgage Trust
5.115% due 09/15/2036 •	5,000	4,886

BX Commercial Mortgage Trust
4.594% due 10/15/2036 •	655	654
4.763% due 02/15/2039 •	1,168	1,167

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,475	3,148
3.250% due 09/25/2063 ~	2,527	2,284
3.375% due 04/25/2065 ~	4,902	4,440
5.174% due 06/25/2055 •	3,204	3,215

Chase Mortgage Finance Trust
6.000% due 05/25/2036	3,372	1,335

ChaseFlex Trust
6.500% due 02/25/2037	3,779	1,266

CHL Mortgage Pass-Through Trust
4.340% due 11/25/2037 ~	1,801	1,694
4.386% due 03/25/2035 •	42	40
4.518% due 02/20/2036 ~	381	342
4.821% due 03/20/2036 ~	404	377

CHL Reperforming Loan Trust REMICS
4.186% due 01/25/2036 •	555	528

CIM Trust
5.500% due 08/25/2064 ~	9,951	10,066

Citigroup Mortgage Loan Trust
3.375% due 10/25/2062 þ	11,867	11,215

Citigroup Mortgage Loan Trust, Inc.
4.166% due 09/25/2036 •	340	326
4.646% due 08/25/2035 •	92	90
5.500% due 08/25/2034	835	846

COMM Mortgage Trust
3.140% due 10/10/2036	2,340	2,237
5.165% due 12/15/2038 •	5,261	5,200

Countrywide Alternative Loan Trust
4.206% due 05/25/2047 •	119	111
4.346% due 06/25/2037 •	445	378
4.488% due 12/20/2035 •	2,499	2,387
5.500% due 07/25/2035	919	637
5.500% due 08/25/2035	251	215
5.500% due 12/25/2035	582	392
5.500% due 02/25/2036	1,146	910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 05/25/2036	$355	$130
6.000% due 04/25/2037	2,339	1,952
6.250% due 08/25/2036	300	155

Credit Suisse First Boston Mortgage Securities Corp.
4.496% due 11/25/2031 •	23	13
5.008% due 11/25/2034 ~	12	12

Cross Mortgage Trust
5.003% due 11/25/2070 ~	965	968
5.036% due 11/25/2070 ~	2,985	2,994

CSMC Mortgage-Backed Trust
5.500% due 03/25/2037	669	306
6.421% due 10/25/2037 ~	2,670	1,529

CSMC Trust
3.874% due 02/25/2061 ~	1,369	1,365
3.944% due 09/25/2057 ~	1,000	952
4.150% due 12/27/2060 ~	1,651	1,646
4.215% due 07/27/2061 ~	2,386	2,378
5.265% due 07/15/2038 •	1,000	896
6.000% due 07/25/2037	291	252

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 þ	1,971	1,977

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.326% due 01/25/2047 •	3,190	2,871

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	101	92
5.665% due 02/25/2036 ~	934	858

Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ	981	985

EQUS Mortgage Trust
4.770% due 10/15/2038 •	3,736	3,736

GS Mortgage Securities Corp. Trust
4.997% due 07/15/2035 •	1,298	857

GS Mortgage-Backed Securities Trust
5.013% due 07/25/2065 þ	2,823	2,828

GSMPS Mortgage Loan Trust
4.196% due 01/25/2036 •	1,538	1,246

GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~	5	4
4.521% due 01/25/2036 ~	756	704
6.000% due 03/25/2036	4,022	1,299
6.295% due 09/25/2034 ~	85	86
6.500% due 05/25/2036	528	203

HarborView Mortgage Loan Trust
4.226% due 01/19/2038 •	2,356	2,111
4.256% due 12/19/2036 •	1,981	1,617
4.386% due 03/19/2035 •	665	647

IndyMac INDX Mortgage Loan Trust
3.860% due 09/25/2036 ~	1,339	844

JP Morgan Alternative Loan Trust
5.358% due 12/25/2035 ~	376	254

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	2,081
2.812% due 01/16/2037	100	90
3.648% due 12/15/2049 ~	3,700	3,671
4.597% due 04/15/2037 •	1,879	1,857
5.007% due 07/05/2033 •	1,777	1,738
7.235% due 10/05/2040	2,000	2,108

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	4,443	4,396
4.954% due 03/25/2066 ~	1,954	1,956
5.119% due 02/25/2036 ~	562	386
5.191% due 07/25/2035 ~	9	8
5.567% due 09/25/2065 ~	1,829	1,846
6.000% due 08/25/2037	761	315
6.500% due 01/25/2036	4,898	2,524

Key Commercial Mortgage Securities Trust
2.233% due 09/16/2052	10,000	9,110

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ	958	959
5.892% due 10/25/2066 þ	1,258	1,259
6.250% due 07/25/2067 þ	1,530	1,532

Lehman XS Trust
4.206% due 12/25/2036 •	1,625	1,632
4.226% due 11/25/2046 •	2,202	1,990
5.029% due 11/25/2035 •	1	1

56	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LUX
6.441% due 08/15/2040 •		$3,200	$3,238

MASTR Adjustable Rate Mortgages Trust
3.030% due 04/25/2034 ~		93	80
5.970% due 12/25/2035 •		2,385	2,389

Merrill Lynch Mortgage Investors Trust
4.406% due 07/25/2029 •		25	24
5.244% due 05/25/2029 ~		6	6

MFA Trust
1.014% due 01/26/2065 ~		864	827
1.324% due 01/26/2065 ~		236	226
1.381% due 04/25/2065 ~		1,022	1,004
1.632% due 01/26/2065 ~		453	435
1.638% due 04/25/2065 ~		422	415
5.675% due 05/27/2070 þ		2,943	2,970
6.775% due 10/25/2058 þ		913	922

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,123	1,105
2.750% due 08/25/2059 ~		362	353

MKT Mortgage Trust
2.694% due 02/12/2040		5,000	4,534

Morgan Stanley Bank of America Merrill Lynch Trust
5.107% due 11/15/2058		5,000	5,129

Morgan Stanley Capital I Trust
3.912% due 09/09/2032		2,100	1,900

Morgan Stanley Mortgage Loan Trust
5.782% due 06/25/2036 ~		1,729	1,687

Morgan Stanley Residential Mortgage Loan Trust
4.963% due 09/25/2070 ~		5,230	5,237
5.016% due 09/25/2070 ~		1,471	1,475
5.530% due 05/25/2070 ~		1,723	1,736
5.562% due 03/25/2070 þ		11,450	11,590

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037		3,260	2,903
4.965% due 08/15/2038 •		835	812

New Residential Mortgage Loan Trust
5.085% due 10/25/2065 ~		981	985
6.864% due 10/25/2063 þ		5,369	5,433

NLT Trust
3.200% due 10/25/2062 ~		2,596	2,396

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.346% due 06/25/2037 •		4,473	3,770

Nomura Resecuritization Trust
6.500% due 10/26/2037		1,799	726

OBX Trust
4.940% due 09/25/2062 þ		4,127	4,123
5.530% due 10/25/2064 þ		5,317	5,359
6.120% due 11/25/2062 ~		4,032	4,022
6.129% due 12/25/2063 þ		4,288	4,333
6.567% due 06/25/2063 þ		2,143	2,156
7.159% due 10/25/2063 þ		2,086	2,113

One New York Plaza Trust
4.815% due 01/15/2036 •		6,100	5,984

PRET Trust
4.000% due 03/25/2065 þ		2,936	2,885

Project Cashmere
4.543% due 12/30/2057 «(c)	AUD	89,000	59,394
5.713% due 12/30/2057 «(c)		3,000	2,002
5.863% due 12/30/2057 «(c)		2,100	1,401
6.163% due 12/30/2057 «(c)		1,100	734
6.563% due 12/30/2057 «(c)		800	534

PRPM LLC
4.500% due 06/25/2065 «þ		$3,000	2,956
4.990% due 12/25/2055 þ		2,000	2,000

RALI Trust
6.000% due 06/25/2036		1,032	850
6.000% due 12/25/2036		842	709
6.500% due 07/25/2037		1,722	1,427

RBSGC Mortgage Loan Trust
4.226% due 12/25/2034 •		1,026	945

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		2,757	2,788

Residential Asset Securitization Trust
4.396% due 08/25/2033 •		17	15
5.500% due 08/25/2034		1,010	980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RFMSI Trust
6.000% due 06/25/2036		$354	$303

Sequoia Mortgage Trust
4.548% due 07/20/2033 •		8	8
5.061% due 10/25/2055 ~		1,791	1,797
5.139% due 02/20/2035 •		222	216

SMRT Commercial Mortgage Trust
4.751% due 01/15/2039 •		2,350	2,351

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~		431	410
1.439% due 11/25/2055 ~		217	209
1.593% due 11/25/2055 ~		281	270

Thornburg Mortgage Securities Trust
4.663% due 10/25/2046 •		609	585
5.413% due 06/25/2037 •		140	121

Towd Point Mortgage Trust
3.250% due 07/25/2058 ~		1,224	1,217
4.606% due 10/25/2064 ~		4,086	4,103

Verus Securitization Trust
2.824% due 11/25/2066 ~		2,139	1,988
4.858% due 12/25/2070 þ		3,600	3,607
5.086% due 07/25/2067 ~		2,600	2,608
6.443% due 08/25/2068 þ		2,643	2,658
6.665% due 09/25/2068 þ		3,826	3,860
6.876% due 11/25/2068 ~		1,910	1,939

WaMu Mortgage Pass-Through Certificates Trust
3.664% due 01/25/2037 ~		1,928	1,676
4.182% due 07/25/2037 ~		1,740	1,599
5.529% due 10/25/2046 •		831	797

Washington Mutual Mortgage Pass-Through Certificates Trust
4.099% due 10/25/2036 þ		6,867	2,245
4.366% due 12/25/2035 •		5,600	5,057
4.999% due 05/25/2046 •		319	287

Wells Fargo Commercial Mortgage Trust
5.343% due 10/15/2042 •		3,200	3,209
5.393% due 07/15/2037 •		2,800	2,808
5.575% due 09/15/2040 ~		1,000	1,010

Wells Fargo Mortgage-Backed Securities Trust
5.884% due 12/28/2037 ~		1,006	915
6.193% due 08/25/2036 ~		204	193

Worldwide Plaza Trust
3.526% due 11/10/2036		8,900	7,158

WSTN Trust
6.297% due 07/05/2037 ~		3,500	3,566

Total Non-Agency Mortgage-Backed Securities (Cost $538,368)			526,204

ASSET-BACKED SECURITIES 13.7%

AUTOMOBILE ABS OTHER 0.1%

Chesapeake Funding II LLC
4.754% due 05/15/2036 •		2,570	2,573

GLS Auto Receivables Issuer Trust
5.770% due 11/15/2028		3,000	3,020

Santander Drive Auto Receivables Trust
5.980% due 04/16/2029		1,700	1,724
6.400% due 03/17/2031		1,700	1,758

			9,075

AUTOMOBILE SEQUENTIAL 0.8%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		5,000	5,062
6.020% due 02/20/2030		7,500	7,870

FHF Trust
6.570% due 06/15/2028		142	143

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	1,988	1,467

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036		$3,600	3,782

LAD Auto Receivables Trust
6.240% due 06/15/2028		5,000	5,035

Octane Receivables Trust
6.440% due 03/20/2029		307	309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032	$194	$195

SCCU Auto Receivables Trust
5.700% due 10/16/2028	907	913
5.700% due 08/15/2029	600	614

Upgrade Auto Receivables Trust
4.540% due 05/15/2029	17,300	17,323
4.590% due 10/15/2031	5,300	5,268
4.600% due 01/15/2031	8,600	8,624

		56,605

CMBS OTHER 1.0%

ACREC Ltd.
4.999% due 10/16/2036 •	367	366

ACRES LLC
5.353% due 08/18/2040 •	7,900	7,916

BDS LLC
5.013% due 10/17/2042 •	3,200	3,197

Greystone CRE Notes LLC
5.231% due 01/15/2043 •	7,350	7,368

KREF Ltd.
5.181% due 02/17/2039 •	672	673

LMNT CRE LLC
5.550% due 07/21/2043 •	6,500	6,511

LoanCore Issuer Ltd.
5.165% due 11/15/2038 •	336	338

LRECS LLC
5.500% due 08/19/2043 •	6,500	6,512

MF1 LLC
5.054% due 02/18/2040 •	4,400	4,394
5.468% due 03/19/2039 •	2,500	2,508

MF1 Ltd.
5.081% due 02/19/2037 •	7,532	7,534

PFP Ltd.
5.610% due 09/17/2039 •	3,241	3,251

Starwood LLC
5.181% due 11/19/2042 •	7,700	7,714

Starwood Ltd.
5.049% due 04/18/2038 •	4,232	4,236

TRTX Issuer Ltd.
5.386% due 02/15/2039 •	2,961	2,956

		65,474

HOME EQUITY OTHER 2.2%

ABFC Trust
4.126% due 10/25/2036 •	909	857
4.326% due 09/25/2036 •	3,217	3,174

ACE Securities Corp. Home Equity Loan Trust
4.346% due 10/25/2036 •	4,144	1,624

Aegis Asset-Backed Securities Trust
4.566% due 08/25/2035 •	25	25

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.804% due 06/25/2033 •	2,881	2,821

Argent Securities Trust
4.226% due 03/25/2036 •	3,053	2,864

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.306% due 01/25/2036 •	4,274	4,146

Asset-Backed Securities Corp. Home Equity Loan Trust
4.551% due 11/25/2035 •	980	998
4.656% due 06/25/2034 •	2,023	2,123
4.671% due 04/25/2034 •	565	609
7.090% due 08/15/2032 •	226	218

Bear Stearns Asset-Backed Securities I Trust
4.306% due 11/25/2036 •	3,200	3,042
4.821% due 12/25/2034 •	1,299	1,340
4.971% due 03/25/2035 •	59	59

Bear Stearns Asset-Backed Securities Trust
4.746% due 03/25/2034 •	1,543	1,646

Carrington Mortgage Loan Trust
4.006% due 10/25/2036 •	2,096	1,640

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	57

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.106% due 02/25/2037 •	$3,315	$3,231
4.896% due 05/25/2035 •	2,677	2,614

CIT Mortgage Loan Trust
5.346% due 10/25/2037 •	3,190	3,241

Citigroup Mortgage Loan Trust, Inc.
4.106% due 03/25/2037 •	182	168
4.166% due 09/25/2036 •	965	752
4.521% due 10/25/2035 •	159	158

Countrywide Asset-Backed Certificates Trust
4.046% due 06/25/2047 •	6,530	5,887
4.126% due 06/25/2035 •	2,382	2,205
4.126% due 05/25/2037 •	2,125	2,042
4.286% due 09/25/2037 •	1,128	1,205
4.306% due 04/25/2047 •	5,870	5,411

EMC Mortgage Loan Trust
4.946% due 08/25/2040 •	939	955

Fremont Home Loan Trust
4.716% due 11/25/2034 •	4,718	4,284
4.896% due 11/25/2034 •	287	278

GSAA Trust
4.286% due 03/25/2047 •	2,640	892

GSAMP Trust
4.626% due 07/25/2045 •	329	334

Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 11/25/2036 •	6,129	5,169
4.226% due 07/25/2037 •	7,277	2,865

JP Morgan Mortgage Acquisition Corp.
4.431% due 05/25/2035 •	533	531

JP Morgan Mortgage Acquisition Trust
3.881% due 07/25/2036 •	1,510	1,463
4.416% due 07/25/2036 •	1,100	1,093

Long Beach Mortgage Loan Trust
4.896% due 06/25/2035 •	3,085	3,055
4.996% due 09/25/2034 •	705	722

Merrill Lynch Mortgage Investors Trust
3.711% due 02/25/2037 þ	11,787	1,250

Morgan Stanley ABS Capital I, Inc. Trust
3.916% due 10/25/2036 •	66	29
3.976% due 01/25/2037 •	1,591	737
3.986% due 05/25/2037 •	94	86
3.996% due 10/25/2036 •	261	137
4.066% due 11/25/2036 •	2,578	1,240
4.346% due 07/25/2036 •	1,388	508
4.346% due 08/25/2036 •	12,253	6,178
4.506% due 11/25/2035 •	3,775	3,701
4.626% due 01/25/2035 •	61	62
4.761% due 07/25/2034 •	482	492
5.096% due 07/25/2037 •	6,420	5,749

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ	2,559	825

New Century Home Equity Loan Trust
4.731% due 08/25/2034 •	527	575

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.611% due 05/25/2035 •	702	701

Option One Mortgage Loan Trust
4.026% due 04/25/2037 •	2,055	1,019
4.126% due 07/25/2036 •	1,785	1,074

RCKT Mortgage Trust
4.966% due 11/25/2055 þ	3,965	3,975
6.025% due 02/25/2044 ~	534	539
6.147% due 06/25/2044 þ	2,936	2,973

Renaissance Home Equity Loan Trust
4.606% due 11/25/2035 •	686	631
5.586% due 11/25/2036 þ	662	204
5.608% due 05/25/2036 þ	13,820	5,874
5.812% due 11/25/2036 þ	12,195	3,907
5.893% due 06/25/2037 þ	2,722	674
6.115% due 08/25/2036 þ	8,664	3,122
6.120% due 11/25/2036 þ	1,166	393

Residential Asset Mortgage Products Trust
4.356% due 03/25/2036 •	833	826

Residential Asset Securities Corporation Trust
4.066% due 02/25/2037 •	3,313	3,228

Saxon Asset Securities Trust
0.526% due 05/25/2035 •	595	501

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.432% due 03/25/2035 •	$119	$103
5.571% due 12/26/2034 •	1,773	1,461
5.596% due 12/25/2037 •	394	381

Securitized Asset-Backed Receivables LLC Trust
4.626% due 02/25/2034 •	1,580	1,668

Soundview Home Loan Trust
4.096% due 07/25/2037 •	3,022	2,562

Structured Asset Investment Loan Trust
4.191% due 07/25/2036 •	4,256	2,487
4.476% due 11/25/2035 •	1,302	1,286
4.551% due 03/25/2034 •	1,307	1,390
5.346% due 11/25/2034 •	1,443	1,672

Structured Asset Securities Corp. Mortgage Loan Trust
4.881% due 07/25/2035 •	2,915	3,003

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	3,494	3,519
6.125% due 02/25/2064 ~	545	550

WaMu Asset-Backed Certificates WaMu Trust
4.071% due 05/25/2037 •	1,569	1,498

Wells Fargo Home Equity Asset-Backed Securities Trust
4.596% due 12/25/2035 •	907	906
6.396% due 04/25/2035 •	131	134

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.446% due 04/25/2034 •	48	48

		149,619

HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.166% due 01/25/2037 •	1,637	923

WHOLE LOAN COLLATERAL 0.3%

Citigroup Mortgage Loan Trust, Inc.
4.746% due 01/25/2036 •	1,780	1,794
6.664% due 05/25/2036 þ	3,911	1,392

First Franklin Mortgage Loan Trust
4.066% due 12/25/2037 •	1,644	1,599
4.166% due 10/25/2036 •	2,859	1,896
4.446% due 11/25/2035 •	157	155
4.671% due 05/25/2034 •	1,001	980
5.031% due 12/25/2034 •	1,475	1,509
5.271% due 10/25/2034 •	617	624

GSAMP Trust
4.596% due 01/25/2034 •	651	675
5.721% due 08/25/2034 •	4,885	4,287

Lehman XS Trust
4.377% due 06/25/2036 þ	1,358	1,341
6.260% due 11/25/2035 þ	2,866	1,309

Residential Asset Mortgage Products Trust
3.988% due 03/25/2032 •	759	664

Securitized Asset-Backed Receivables LLC Trust
4.426% due 12/25/2035 •	1,066	1,052

Specialty Underwriting & Residential Finance Trust
4.146% due 09/25/2037 •	5,398	3,791

		23,068

OTHER ABS 9.3%

522 Funding CLO Ltd.
5.186% due 10/20/2031 •	577	578

AASET MT-1 Ltd.
5.522% due 02/16/2050	7,035	7,092

AASET Trust
2.798% due 01/15/2047	1,946	1,848

ACHV ABS Trust
5.900% due 04/25/2031	58	58

ALESCO Preferred Funding XVII Ltd.
4.697% due 09/23/2038 •	1,811	1,770

AMMC CLO 27 Ltd.
4.964% due 01/20/2037 •	1,400	1,400

Anchorage Capital CLO 20 Ltd.
4.984% due 01/20/2035 •	2,000	2,000

Anchorage Capital CLO 28 Ltd.
5.584% due 04/20/2037 •	9,100	9,153

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		$8,453	$8,390

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		2,085	2,053

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		2,000	1,961

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		2,000	1,929

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		2,000	1,922

Anchorage Credit Funding 18 Ltd.
5.702% due 10/22/2040		2,000	2,010

Anchorage Credit Funding 19 Ltd.
5.336% due 10/25/2040		5,000	4,991

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		2,400	2,326

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		2,000	1,911

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		1,433	1,432

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		3,019	3,012

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		777	770

Apex Credit CLO Ltd.
5.684% due 04/20/2036 •		4,900	4,927

Aqua Finance Issuer Trust
4.790% due 05/17/2051		1,947	1,962

ARES LX CLO Ltd.
5.064% due 07/18/2034 •		1,000	1,000

ARES LXII CLO Ltd.
4.928% due 01/25/2034 •		4,400	4,400

ARES XXVII CLO Ltd.
5.009% due 10/28/2034 •		4,200	4,201

Ascent Education Funding Trust
6.140% due 10/25/2050		471	484

Atlantic Avenue Ltd.
5.144% due 01/20/2035 •		5,800	5,806

Atlas Senior Loan Fund XII Ltd.
5.307% due 10/24/2031 •		224	225

Atlas Senior Loan Fund XVI Ltd.
5.019% due 01/20/2034 •		4,000	4,000

Atlas Senior Loan Fund XVIII Ltd.
4.994% due 01/18/2035 •		2,900	2,900

Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		8,000	7,997
4.900% due 10/21/2034 •		6,550	6,546
4.925% due 07/24/2034 •		1,800	1,797
5.084% due 10/20/2034 •		7,440	7,447
5.374% due 07/16/2034 •		1,000	1,005
5.544% due 07/16/2034 •		1,500	1,503

Barings Euro CLO DAC
0.000% due 08/15/2039 •(c)	EUR	2,500	2,938
3.250% due 10/21/2038 •		3,500	4,109

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$6,000	6,000

Birch Grove CLO Ltd.
5.472% due 07/17/2037 •		8,300	8,335

BlueMountain CLO Ltd.
5.048% due 10/25/2030 •		1,373	1,375

BlueMountain CLO XXXIV Ltd.
5.034% due 04/20/2035 •		3,900	3,902

Cairn CLO XI DAC
3.187% due 01/15/2040 •	EUR	2,700	3,176

Canyon CLO Ltd.
4.985% due 07/15/2034 •		$2,000	1,998

Capital Street Master Trust
5.074% due 08/16/2029 •		3,000	2,997
5.324% due 10/16/2028 •		7,500	7,503

Carlyle Global Market Strategies CLO Ltd.
4.974% due 07/20/2034 •		5,600	5,603

Carlyle U.S. CLO Ltd.
4.938% due 01/25/2035 •		2,700	2,700
4.994% due 10/20/2034 •		1,000	1,001

58	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CARS-DB7 LP
5.750% due 09/15/2053		$4,681	$4,717

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		206	204

Castlelake Aircraft Structured Trust
5.087% due 11/15/2050		10,927	10,978

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •		8,400	8,403

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		2,300	2,237

CQS U.S. CLO 5 Ltd.
5.101% due 01/17/2039 •		26,300	26,324

CVC Cordatus Loan Fund XII DAC
0.000% due 01/23/2039 •(c)	EUR	2,500	2,938

CVC Cordatus Loan Fund XXX DAC
3.297% due 05/15/2037 •		1,000	1,176

DataBank Issuer II LLC
5.180% due 09/27/2055		$5,000	4,935

Diameter Capital CLO 6 Ltd.
5.515% due 04/15/2037 •		8,900	8,946

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		600	583

Diamond Issuer LLC
2.305% due 11/20/2051		1,800	1,729

Domino’s Pizza Master Issuer LLC
4.930% due 07/25/2055		22,500	22,666

Dryden 54 Senior Loan Fund
5.034% due 10/19/2029 •		742	742

Dryden 86 CLO Ltd.
5.012% due 07/17/2034 •		1,300	1,300

Dryden 95 CLO Ltd.
4.929% due 08/20/2034 •		6,200	6,198

ECMC Group Student Loan Trust
4.989% due 01/27/2070 •		2,303	2,310

Elevation CLO Ltd.
4.988% due 07/25/2034 •		3,500	3,497
5.158% due 01/25/2035 •		1,300	1,302

Fortress Credit BSL VII Ltd.
4.950% due 07/23/2032 •		1,467	1,468

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,106	1,115
5.020% due 06/25/2060		500	508

GreenSky Home Improvement Trust
5.550% due 06/25/2059		500	513
5.870% due 06/25/2059		2,233	2,284
5.880% due 06/25/2059		240	242

Greywolf CLO III Ltd.
5.087% due 04/22/2033 •		3,572	3,575

Greywolf CLO IV Ltd.
5.122% due 04/17/2034 •		1,500	1,502

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	2,800	3,291

Guggenheim CLO Ltd.
5.055% due 01/15/2035 •		$6,700	6,692

Harvest CLO XVI DAC
3.336% due 10/15/2038 •	EUR	1,800	2,115

Home Partners of America Trust
2.200% due 01/17/2041		$1,616	1,523

Horizon Aircraft Finance II Ltd.
3.721% due 07/15/2039		1,339	1,316

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		3,500	3,500

Indigo Credit Management I DAC
0.000% due 10/15/2037 •	EUR	1,000	1,175

Invesco Euro CLO XI DAC
3.283% due 10/22/2036 •		2,900	3,411

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		$1,104	1,103

KKR CLO 27 Ltd.
5.015% due 01/15/2035 •		1,000	1,000

KKR CLO 33 Ltd.
4.993% due 07/20/2034 •		4,000	4,001

KKR CLO 36 Ltd.
5.055% due 10/15/2034 •		2,100	2,101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM 35 Ltd.
4.985% due 10/15/2034 •		$2,500	$2,500

LUNAR AIRCRAFT Ltd.
3.376% due 02/15/2045		1,211	1,192

Madison Park Funding XLIX Ltd.
4.934% due 10/19/2034 •		4,300	4,300

Madison Park Funding XLVI Ltd.
4.905% due 10/15/2034 •		5,650	5,646

METAL LLC
4.581% due 10/15/2042		2,194	1,536

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		5,000	5,002

MV Credit Euro CLO III DAC
3.364% due 02/15/2038 •	EUR	2,300	2,703

Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(c)		$1,500	1,500

Navient Private Education Loan Trust
5.315% due 07/16/2040 •		384	384

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		513	486
1.330% due 04/15/2069		1,946	1,823

Navient Refinance Loan Trust
4.800% due 10/15/2055		8,920	8,947

Navient Student Loan Trust
7.230% due 03/15/2072		1,600	1,736

Nelnet Student Loan Trust
4.650% due 08/20/2054		10,000	9,974
4.840% due 05/17/2055		17,211	17,284
5.268% due 06/22/2065 •		8,505	8,577
6.640% due 02/20/2041		2,273	2,368

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.932% due 07/17/2036 •		2,600	2,599

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.972% due 10/14/2036 •		2,610	2,609

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
5.140% due 10/25/2036 •		6,500	6,508

Northwoods Capital 25 Ltd.
5.004% due 07/20/2034 •		4,800	4,792

Ocean Trails CLO X
5.205% due 10/15/2034 •		2,000	2,004

Ocean Trails CLO XI
4.914% due 07/20/2034 •		5,200	5,187

Octagon Investment Partners 39 Ltd.
5.034% due 10/20/2030 •		525	526

OFSI BSL X Ltd.
5.154% due 04/20/2034 •		3,000	3,004

OneMain Financial Issuance Trust
5.840% due 09/15/2036		10,200	10,410

Oportun Issuance Trust
5.860% due 02/09/2032		46	46

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		2,631	2,641
5.108% due 03/15/2033		1,100	1,107
5.156% due 07/15/2032		673	679
5.331% due 01/15/2032		360	361
5.628% due 07/15/2032		6,899	6,959
5.867% due 07/15/2032		6,899	6,940

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		200	201

Pagaya AI Debt Trust
5.373% due 01/17/2033		500	504
6.258% due 10/15/2031		652	654
6.319% due 08/15/2031		270	271
6.660% due 07/15/2031		96	97

Parallel Ltd.
5.015% due 07/15/2034 •		4,100	4,092

Penta CLO 9 DAC
2.915% due 07/25/2036 •	EUR	2,000	2,350

Pikes Peak CLO 2
5.104% due 10/11/2034 •		$6,500	6,507

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		4,975	5,018

PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043		2,735	2,745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Planet Fitness Master Issuer LLC
5.649% due 12/06/2055	$10,000	$10,029

Post CLO Ltd.
4.985% due 10/15/2034 •	1,000	1,000

PPM CLO 5 Ltd.
4.998% due 10/18/2034 •	2,400	2,400

QTS Issuer ABS II LLC
5.044% due 10/05/2055	3,900	3,872

Raptor Aircraft Finance I LLC
4.213% due 08/23/2044	1,473	1,360

Reach ABS Trust
5.840% due 07/15/2031	1,500	1,523
5.880% due 07/15/2031	312	313

Romark CLO - IV Ltd.
5.067% due 07/10/2034 •	3,000	3,001
5.577% due 07/10/2034 •	1,300	1,302

Romark CLO V Ltd.
5.705% due 01/15/2035 •	4,250	4,261

Romark Credit Funding II Ltd.
2.625% due 10/25/2039	1,000	949

Romark Credit Funding III Ltd.
5.539% due 09/15/2042	4,400	4,416

Romark Credit Funding Ltd.
5.423% due 07/29/2043	2,600	2,616

Sandstone Peak Ltd.
5.185% due 10/15/2034 •	6,300	6,311

Saranac CLO VI Ltd.
5.125% due 08/13/2031 •	890	890

Silver Rock CLO II Ltd.
4.924% due 01/20/2035 •	3,600	3,600

Slam Ltd.
5.335% due 09/15/2049	2,667	2,707
5.807% due 05/15/2050	5,694	5,849

SLM Private Credit Student Loan Trust
4.255% due 12/15/2039 •	1,419	1,386
4.295% due 12/15/2038 •	190	187

SLM Private Education Loan Trust
8.615% due 10/15/2041 •	2,185	2,299

SLM Student Loan Trust
5.325% due 04/25/2049 •	77	77
6.275% due 01/27/2026 •	497	500

SMB Private Education Loan Trust
4.696% due 09/15/2054 •	1,358	1,353
5.240% due 03/15/2056	2,229	2,270
5.334% due 10/16/2056 •	985	987
5.380% due 01/15/2053	440	449
5.434% due 03/15/2056 •	3,375	3,411

Sound Point CLO XXIII
5.336% due 07/15/2034 •	5,700	5,718

Stonepeak ABS
2.301% due 02/28/2033	315	308

Subway Funding LLC
6.028% due 07/30/2054	5,148	5,223

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	3,200	3,223

Switch ABS Issuer LLC
5.121% due 10/25/2055	12,500	12,501

Symphony CLO 36 Ltd.
0.000% due 01/20/2036 •(c)	2,700	2,700

Symphony CLO XXV Ltd.
4.874% due 04/19/2034 •	3,100	3,100

TCW CLO AMR Ltd.
5.151% due 08/16/2034 •	5,600	5,604

Thayer Park CLO Ltd.
4.868% due 04/20/2034 •	2,200	2,199

Tralee CLO V Ltd.
4.964% due 10/20/2034 •	2,800	2,799

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •	3,000	3,001

Trinitas CLO VII Ltd.
4.918% due 01/25/2035 •	1,800	1,800

Trinitas CLO XIX Ltd.
4.994% due 10/20/2033 •	2,478	2,481

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	59

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UPG HI Issuer Trust
5.000% due 09/25/2047		$6,900	$6,902

UPX HIL Issuer Trust
5.160% due 01/25/2047		868	875

Vantage Data Centers LLC
5.132% due 08/15/2055		5,400	5,347

VB-S1 Issuer LLC
3.706% due 02/15/2057		2,400	2,198

Venture 33 CLO Ltd.
5.226% due 07/15/2031 •		911	911

Venture 44 CLO Ltd.
5.024% due 10/20/2034 •		2,000	2,001

Venture XXIX CLO Ltd.
5.103% due 09/07/2030 •		312	312

Venture XXVII CLO Ltd.
5.196% due 07/20/2030 •		83	83

Verizon Master Trust
5.350% due 09/22/2031		7,000	7,264

Vibrant CLO XII Ltd.
5.034% due 04/20/2034 •		2,800	2,801

Voya CLO Ltd.
4.944% due 04/20/2034 •		2,700	2,700

Voya Ltd.
5.166% due 10/15/2030 •		194	194

Wave LLC
3.597% due 09/15/2044		2,220	2,181

Wind River CLO Ltd.
4.994% due 07/20/2034 •		4,000	4,001

Wise CLO Ltd.
5.684% due 04/20/2038 •		5,000	5,036

			635,613

Total Asset-Backed Securities (Cost $959,850)			940,377

SOVEREIGN ISSUES 2.9%

Brazil Government International Bonds
6.125% due 03/15/2034		8,500	8,605

Canada Government Bonds
3.000% due 06/01/2034	CAD	1,300	926

Colombia TES
11.000% due 08/22/2029	COP	53,381,000	13,360
11.750% due 01/24/2035		50,793,000	12,524
12.750% due 11/28/2040		53,831,000	13,976
13.250% due 02/09/2033		46,597,400	12,502

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$12,000	12,238

Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY	2,540,000	15,724

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bonds
6.000% due 05/13/2030		$1,600	$1,680
6.875% due 05/13/2037		6,500	6,952
7.375% due 05/13/2055		4,200	4,535

Peru Government Bonds
6.850% due 08/12/2035	PEN	48,900	15,688
7.300% due 08/12/2033		68,300	23,188

Province of Quebec
4.450% due 09/01/2034	CAD	5,800	4,439

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	47,526	2,454
8.750% due 01/31/2044		57,786	3,359
8.750% due 02/28/2048		35,660	2,078
8.875% due 02/28/2035		697,212	43,938
9.000% due 01/31/2040		57,545	3,488

Total Sovereign Issues (Cost $191,430)			201,654

		SHARES
PREFERRED SECURITIES 0.7%

BANKING & FINANCE 0.7%

American AgCredit Corp.
5.250% due 06/15/2026 (g)		4,000,000	3,932

Capital Farm Credit ACA
5.000% due 03/15/2026 (g)		3,300,000	3,302

CoBank ACB
4.250% due 01/01/2027 (g)		1,700,000	1,669
7.250% due 07/01/2029 (g)		10,000,000	10,313

Compeer Financial ACA
7.875% due 02/15/2031 •(g)		20,950,000	21,602

Corebridge Financial, Inc.
6.875% due 12/01/2030 •(g)		6,500,000	6,687

			47,505

INDUSTRIALS 0.0%

SVB Financial Trust
0.000% due 11/07/2032 (e)		112,000	15

Total Preferred Securities (Cost $49,303)			47,520

SHORT-TERM INSTRUMENTS 1.4%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (j)		1,114,817	1,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (l) 1.4%
		$93,300

U.S. TREASURY BILLS 0.0%
3.671% due 03/31/2026 - 04/21/2026 (d)(e)(q)	$1,560	1,545

Total Short-Term Instruments (Cost $95,960)		95,960

Total Investments in Securities (Cost $8,652,140)		8,743,554

	SHARES
INVESTMENTS IN AFFILIATES 3.9%

MUTUAL FUNDS 3.9%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	4,632,686	230,221

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	413,237	21,286

PIMCO Senior Loan Active Exchange-Traded Fund	314,081	15,792

Total Mutual Funds (Cost $263,819)		267,299

Total Investments in Affiliates (Cost $263,819)		267,299

Total Investments 131.6% (Cost $8,915,959)		$9,010,853

Financial Derivative Instruments (n)(p) (0.0) % (Cost or Premiums, net $6,213)		(5,345)

Other Assets and Liabilities, net (31.6)%		(2,158,161)

Net Assets 100.0%		$6,847,347

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.

60	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

(k) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Blue Cross & Blue Shield of Minnesota	4.850%	09/30/2030	10/03/2025	$3,800	$3,801	0.06%
Blue Cross & Blue Shield of Minnesota	5.960	04/30/2032	09/02/2025	4,000	4,060	0.06
Corp0hrg0	5.330	06/07/2035	03/11/2025	700	719	0.01
Deloitte LLP	5.410	01/30/2032	10/30/2024	1,200	1,227	0.02
Deloitte LLP	5.590	01/30/2035	10/30/2024	1,100	1,120	0.02
Deloitte LLP	5.690	01/30/2037	10/30/2024	500	507	0.01
Deloitte LLP	5.790	01/30/2040	10/30/2024	900	908	0.01
Deloitte LLP	5.970	01/30/2045	10/30/2024	900	894	0.01
FLNG Liquefaction LLC	5.710	03/31/2040	11/19/2025	5,800	5,797	0.08
Hardwood Funding LLC	5.160	06/07/2032	03/11/2025	1,500	1,534	0.02
Morgan Stanley	0.000	04/02/2032	02/11/2020	8,110	6,602	0.10
National Football League	4.780	10/05/2030	06/27/2025	4,500	4,577	0.07
National Football League	5.250	10/05/2034	06/27/2025	5,500	5,610	0.08
National Football League	5.420	10/05/2037	06/27/2025	2,100	2,123	0.03
Oncor Electric Delivery Co. LLC	5.150	05/01/2029	01/21/2025	12,000	12,277	0.18
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	12,000	11,990	0.18
Texas New Mexico PR 1st Mortgage	4.830	07/31/2030	07/01/2025	7,500	7,573	0.11
Texas New Mexico PR 1st Mortgage	5.120	07/31/2032	07/01/2025	5,000	5,071	0.07

				$77,110	$76,390	1.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.790%	01/02/2026	01/05/2026	$44,900	U.S. Treasury Notes 1.125% - 3.500% due 11/30/2030 - 02/15/2031	$(45,798)	$44,900	$44,900
	3.870	12/31/2025	01/02/2026	21,500	U.S. Treasury Notes 3.875% due 07/31/2030	(21,901)	21,500	21,505
	3.930	12/31/2025	01/02/2026	6,600	U.S. Treasury Notes 4.125% due 11/30/2029	(6,731)	6,600	6,601
FICC STR	3.820	12/31/2025	01/02/2026	20,300	U.S. Treasury Notes 3.375% due 05/15/2033	(20,706)	20,300	20,304

Total Repurchase Agreements						$(95,136)	$93,300	$93,310

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
CIB	3.930%	12/17/2025	01/07/2026	$(6,670)	$(6,682)
JPS	3.500	12/12/2025	01/30/2026	(6,754)	(6,768)
	3.930	12/22/2025	01/05/2026	(66,828)	(66,908)

Total Reverse Repurchase Agreements					$(80,358)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (18.6)%
Uniform Mortgage-Backed Security, TBA	5.500%	01/01/2056	$2,000	$(2,026)	$(2,028)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	227,200	(229,580)	(230,182)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2056	460,000	(470,454)	(472,367)
Uniform Mortgage-Backed Security, TBA	6.000	02/01/2056	542,000	(554,314)	(556,253)
Uniform Mortgage-Backed Security, TBA	7.000	01/01/2056	9,900	(10,409)	(10,419)

Total Short Sales (18.6)%				$(1,266,783)	$(1,271,249)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	61

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$73,006	$0	$0	$0	$73,006	$(74,430)	$(1,424)
CIB	0	(6,682)	0	0	(6,682)	6,570	(112)
FICC STR	20,304	0	0	0	20,304	(20,706)	(402)
JPS	0	(73,676)	0	0	(73,676)	72,656	(1,020)

Total Borrowings and Other Financing Transactions	$93,310	$(80,358)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(6,768)	$0	$0	$(6,768)
U.S. Treasury Obligations	0	(73,590)	0	0	(73,590)

Total Borrowings	$0	$(80,358)	$0	$0	$(80,358)

Payable for reverse repurchase agreements					$(80,358)

(m)	Securities with an aggregate market value of $79,637 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(81,702) at a weighted average interest rate of 4.245%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	804	$58,744	$105	$67	$0
Canada Government 10-Year Bond March Futures	03/2026	218	19,204	(236)	0	(49)
Long Guilt March Futures	03/2026	262	32,269	240	57	(25)
U.S. Treasury 5-Year Note March Futures	03/2026	11,162	1,220,059	(2,339)	0	(2,398)
U.S. Treasury 10-Year Note March Futures	03/2026	4,887	549,482	(2,279)	0	(1,794)
U.S. Treasury Long-Term Bond March Futures	03/2026	569	65,773	(1,082)	0	(347)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1,481	174,758	(4,054)	0	(1,365)

				$(9,645)	$124	$(5,978)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	275	$(57,417)	$(43)	$25	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,411	(162,287)	1,669	628	0

				$1,626	$653	$0

Total Futures Contracts				$(8,019)	$777	$(5,978)

62	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.167%	$	3,400	$334	$(251)	$83	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.778		300	33	(14)	19	0	0
Valeo SA	1.000	Quarterly	06/20/2028	0.878	EUR	2,500	(125)	134	9	0	(3)

							$242	$(131)	$111	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$	93,500	$0	$1,086	$1,086	$97	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029		93,500	0	1,016	1,016	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029		120,700	0	1,309	1,309	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030		133,500	2,110	(2,390)	(280)	184	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		93,165	(33)	429	396	133	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		123,290	122	(1)	121	176	0
Receive	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031		46,800	0	772	772	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031		155,700	0	2,549	2,549	267	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		20,500	(62)	(174)	(236)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		10,400	(35)	(89)	(124)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		4,400	(17)	(24)	(41)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		4,400	(15)	44	29	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		10,100	(37)	77	40	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		10,100	(33)	159	126	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		10,100	(35)	148	113	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		4,400	(16)	62	46	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		10,100	(36)	191	155	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		10,000	(36)	175	139	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		4,400	(15)	74	59	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,400	(16)	56	40	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		4,400	(16)	75	59	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		4,400	(16)	72	56	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		4,400	(16)	60	44	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		10,100	(41)	142	101	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		4,400	(16)	45	29	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		4,400	(17)	90	73	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		4,400	(16)	85	69	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		5,000	(20)	144	124	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		4,400	(17)	126	109	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		2,200	(10)	95	85	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		10,100	(44)	394	350	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		4,400	(16)	185	169	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		4,400	(16)	179	163	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035		72,700	32	(1,373)	(1,341)	164	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		28,900	58	238	296	66	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		28,800	(25)	184	159	66	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		49,117	125	88	213	112	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055		39,000	6,328	1,858	8,186	117	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	AUD	134,400	(2,118)	(3,543)	(5,661)	0	(161)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	7,100	0	121	121	6	0

							$5,985	$4,734	$10,719	$2,056	$(161)

Total Swap Agreements							$6,227	$4,603	$10,830	$2,056	$(164)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	63

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$777	$2,056	$2,833	$0	$(6,003)		$(164)	$(6,167)

(o)

Securities with an aggregate market value of $79,150 and cash of $7,109 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(25) for closed futures is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$1,298	JPY	201,727	$0	$(9)

BOA	01/2026	COP	7,208,370		$1,890	0	(1)
	01/2026	EUR	6,194		7,268	0	(15)
	01/2026	INR	5,478		60	0	(1)
	01/2026	KRW	1,571,951		1,080	0	(10)
	01/2026	THB	21,752		672	0	(19)
	01/2026	TWD	70,311		2,306	67	0
	01/2026		$3,511	PLN	12,839	65	0
	01/2026		413	TWD	13,042	2	0
	01/2026		1,640	ZAR	27,339	8	0
	02/2026	COP	2,585,925		$675	4	(1)
	02/2026	ILS	6,661		2,091	0	(1)
	03/2026	COP	11,587,788		3,016	29	0
	04/2026		$554	MXN	10,203	8	0

BPS	01/2026	AUD	14,834		$9,642	0	(258)
	01/2026	CHF	750		952	5	0
	01/2026	CNH	41,653		5,911	0	(66)
	01/2026	EUR	307		361	0	0
	01/2026	GBP	1,300		1,758	6	0
	01/2026	IDR	19,318,525		1,155	0	(2)
	01/2026	ILS	10,781		3,315	0	(70)
	01/2026	INR	173,095		1,920	0	(4)
	01/2026	JPY	730,200		4,726	60	0
	01/2026	NZD	10,747		6,107	0	(83)
	01/2026	PLN	8,990		2,464	0	(40)
	01/2026	TWD	243,913		8,021	255	0
	01/2026		$8,614	CNH	60,335	38	0
	01/2026		930	INR	84,017	3	0
	01/2026		5,154	PLN	18,664	44	0
	01/2026		1,732	TRY	76,649	24	0

64	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$16,101	TWD	505,308	$26	$(36)
	01/2026		3,590	ZAR	59,854	19	0
	01/2026	ZAR	25,058		$1,498	0	(14)
	02/2026	COP	1,725,750		450	1	0
	02/2026	TRY	23,258		520	0	(7)
	02/2026		$2,066	INR	186,177	0	(1)
	02/2026		3,866	TRY	174,182	53	0
	02/2026		5,147	TWD	161,544	0	(10)
	03/2026	TWD	47,704		$1,536	20	0

BRC	01/2026	EUR	2,534		2,941	0	(38)
	01/2026	ILS	2,867		894	0	(6)
	01/2026		$1,531	AUD	2,290	0	(2)
	01/2026		1,000	PLN	3,643	15	0
	01/2026		167	TRY	7,529	7	0
	01/2026	ZAR	124,745		$7,201	0	(320)
	02/2026	ILS	2,823		876	0	(10)
	02/2026	TRY	52		1	0	0
	02/2026		$1,473	MXN	27,313	36	0
	02/2026		22,029	TRY	996,288	301	0
	03/2026		4,694	MXN	86,918	99	0
	03/2026		203	TRY	9,313	2	0

BSH	01/2026		1,266	JPY	197,123	0	(7)
	02/2026	COP	1,725,750		$450	1	0
	05/2026	PEN	6,022		1,778	0	(5)

CBK	01/2026	CAD	784		567	0	(4)
	01/2026	COP	34,266,604		9,033	52	(10)
	01/2026	EUR	4,303		5,004	0	(55)
	01/2026	GBP	979		1,295	0	(25)
	01/2026	ILS	4		1	0	0
	01/2026	NZD	3,740		2,159	5	0
	01/2026	PLN	45		12	0	0
	01/2026	TWD	367,733		12,101	393	0
	01/2026		$5,627	CNH	39,280	10	0
	01/2026		1,801	COP	6,787,969	0	(4)
	01/2026		452	ILS	1,445	2	0
	01/2026		27,563	INR	2,464,551	24	(233)
	01/2026		2,126	JPY	330,400	0	(15)
	01/2026		610	PLN	2,190	1	0
	01/2026		1	THB	30	0	0
	01/2026		4,003	TWD	125,155	3	(21)
	01/2026		570	ZAR	9,697	14	0
	02/2026	COP	7,725,089		$2,026	22	0
	02/2026	ILS	5,289		1,664	3	0
	02/2026		$128	TWD	4,007	0	(1)
	03/2026	COP	12,125,207		$3,196	53	0
	03/2026	PEN	4,836		1,426	0	(9)
	03/2026	TWD	51,848		1,666	18	0
	04/2026	COP	5,340,333		1,395	22	0
	04/2026	PEN	23,199		6,691	0	(186)

DUB	01/2026	ILS	4,722		1,468	0	(15)
	01/2026	KRW	2,320,017		1,585	0	(24)
	01/2026	NZD	2,880		1,665	6	0
	01/2026		$2,542	ILS	8,111	5	0
	01/2026		8,060	INR	717,760	0	(93)
	01/2026		4,978	KRW	7,313,577	94	0
	01/2026		1,488	ZAR	25,009	21	0
	01/2026	ZAR	222,306		$12,759	0	(646)
	02/2026	ILS	8,108		2,542	0	(4)
	02/2026		$173	TWD	5,409	0	(1)

FAR	01/2026	AUD	33,483		$21,761	0	(585)
	01/2026	CHF	804		1,003	0	(13)
	01/2026	CNH	20,762		2,950	0	(29)
	01/2026	NZD	9,096		5,212	0	(27)
	01/2026	PEN	15,892		4,677	0	(48)
	01/2026	SGD	16		12	0	0
	01/2026		$1,346	ILS	4,316	9	0
	01/2026		14,828	MXN	275,622	443	0
	01/2026		6,761	PLN	24,683	114	0
	01/2026		1,482	ZAR	24,865	17	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	65

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	ZAR	154,151		$8,965	$0	$(330)
	02/2026	ILS	4,314		1,346	0	(9)
	02/2026	PEN	26,038		7,673	0	(64)

GLM	01/2026	CHF	325		405	0	(5)
	01/2026	COP	856,800		225	1	0
	01/2026	ILS	1,412		437	0	(6)
	01/2026		$3,950	CNH	27,845	45	0
	01/2026		5,862	PLN	21,416	103	0
	01/2026		740	THB	23,572	9	0
	01/2026	ZAR	114,626		$6,649	0	(263)
	02/2026	COP	2,235,375		585	3	0
	02/2026		$7,221	BRL	39,783	0	(15)
	02/2026		2,849	MXN	52,845	71	0
	03/2026	BRL	185		$34	0	0
	03/2026	COP	868,500		225	0	0
	03/2026		$32,398	BRL	178,708	0	(210)
	03/2026		2,207	MXN	40,944	54	0
	04/2026		4,688		86,450	66	0

IND	01/2026	TWD	218,352		$7,096	144	0

JPM	01/2026	CHF	811		1,013	0	(12)
	01/2026	CNH	86,430		12,272	0	(129)
	01/2026	ILS	28,707		8,822	0	(192)
	01/2026	INR	152,062		1,708	20	0
	01/2026	KRW	4,526,711		3,155	15	0
	01/2026	MXN	1,526		82	0	(2)
	01/2026	NOK	421		41	0	(1)
	01/2026	NZD	5,403		3,135	23	0
	01/2026	PEN	1,574		464	0	(4)
	01/2026	PLN	16,550		4,516	0	(94)
	01/2026		$4,977	CNH	34,963	40	0
	01/2026		3,218	INR	286,603	0	(37)
	01/2026		4,784	PLN	17,642	130	0
	01/2026	ZAR	42,015		$2,448	0	(85)
	02/2026	COP	864,000		225	0	0
	02/2026		$3,155	KRW	4,520,770	0	(20)
	02/2026		2,023	MXN	37,540	51	0
	02/2026		1	TRY	27	0	0
	03/2026	COP	869,625		$225	0	0
	03/2026		$3,026	MXN	55,478	36	0
	04/2026		1,741		32,077	24	0

MBC	01/2026	CAD	48,389		$34,381	0	(893)
	01/2026	CHF	1,153		1,452	0	(5)
	01/2026	EUR	5,599		6,571	0	(12)
	01/2026	GBP	1,548		2,080	0	(7)
	01/2026	JPY	2,061,029		13,249	82	0
	01/2026	NZD	3,680		2,127	7	0
	01/2026	PLN	7,030		1,922	0	(36)
	01/2026	SGD	52,369		40,361	0	(406)
	01/2026		$610	INR	55,222	3	0
	01/2026		1,366	PLN	5,009	29	0
	01/2026		807	THB	26,128	23	0
	01/2026		637	TWD	20,114	3	0
	02/2026		1,310	MXN	24,248	30	0
	03/2026		1,262		23,225	20	0
	04/2026		1,407		25,978	21	0

MYI	01/2026	ILS	9		$3	0	0
	01/2026	PLN	7		2	0	0
	01/2026		$7	JPY	1,115	0	0
	02/2026	ILS	10,304		$3,200	0	(36)

NGF	01/2026	KRW	3,803,145		2,599	0	(39)
	01/2026		$3,342	KRW	4,905,723	60	0
	02/2026		18,013	TRY	818,496	512	0

SCX	01/2026	CNH	41,398		$5,875	0	(65)
	01/2026	IDR	32,133,363		1,922	0	(3)
	01/2026	INR	25,477		280	0	(3)
	01/2026	JPY	1,230,297		7,888	28	0
	01/2026	TWD	76,229		2,502	75	0
	01/2026		$552	INR	49,830	1	0
	01/2026		926	JPY	144,054	0	(6)

66	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	01/2026	EUR	9,425		$10,911	$0	$(169)
	01/2026		$18,211	GBP	13,905	532	0
	01/2026		3,657	JPY	572,023	0	(3)
	01/2026		2,531	PEN	8,532	6	0
	02/2026	PEN	21,259		$6,293	0	(21)
	02/2026		$1,311	MXN	24,262	30	0
	03/2026	PEN	8,552		2,531	0	(6)
	03/2026		$0	MXN	8	0	0

UAG	01/2026	CHF	3,444		$4,303	0	(49)
	01/2026	PLN	7,065		1,936	0	(32)
	01/2026		$6,148	PLN	22,316	68	(1)
	01/2026	ZAR	217,764		$12,521	0	(610)
	02/2026		$2,714	MXN	50,284	64	0

Total Forward Foreign Currency Contracts						$4,958	$(6,964)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$	1,700	$(14)	$9	$0	$(5)

Total Swap Agreements								$(14)	$9	$0	$(5)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(9)	$0	$0	$(9)	$(9)	$0	$(9)
BOA	183	0	0	183	(48)	0	0	(48)	135	(250)	(115)
BPS	554	0	0	554	(591)	0	0	(591)	(37)	381	344
BRC	460	0	0	460	(376)	0	0	(376)	84	0	84
BSH	1	0	0	1	(12)	0	0	(12)	(11)	0	(11)
CBK	622	0	0	622	(563)	0	0	(563)	59	268	327
DUB	126	0	0	126	(783)	0	0	(783)	(657)	750	93
FAR	583	0	0	583	(1,105)	0	0	(1,105)	(522)	535	13
GLM	352	0	0	352	(499)	0	0	(499)	(147)	252	105
GST	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
IND	144	0	0	144	0	0	0	0	144	0	144
JPM	339	0	0	339	(576)	0	0	(576)	(237)	0	(237)
MBC	218	0	0	218	(1,359)	0	0	(1,359)	(1,141)	1,263	122
MYI	0	0	0	0	(36)	0	0	(36)	(36)	0	(36)
NGF	572	0	0	572	(39)	0	0	(39)	533	(289)	244
SCX	104	0	0	104	(77)	0	0	(77)	27	0	27
SOG	568	0	0	568	(199)	0	0	(199)	369	(280)	89
UAG	132	0	0	132	(692)	0	0	(692)	(560)	382	(178)

Total Over the Counter	$4,958	$0	$0	$4,958	$(6,964)	$0	$(5)	$(6,969)

(q)

Securities with an aggregate market value of $3,831 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	67

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$57	$0	$0	$0	$720	$777
Swap Agreements	0	0	0	0	2,056	2,056

	$57	$0	$0	$0	$2,776	$2,833

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,958	$0	$4,958

	$57	$0	$0	$4,958	$2,776	$7,791

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$25	$0	$0	$0	$5,978	$6,003
Swap Agreements	0	3	0	0	161	164

	$25	$3	$0	$0	$6,139	$6,167

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,964	$0	$6,964
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$6,964	$0	$6,969

	$25	$8	$0	$6,964	$6,139	$13,136

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25,466	$25,466
Swap Agreements	0	102	0	0	(630)	(528)

	$0	$102	$0	$0	$24,836	$24,938

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,584	$0	$2,584
Written Options	0	126	0	0	0	126
Swap Agreements	0	10	0	0	0	10

	$0	$136	$0	$2,584	$0	$2,720

	$0	$238	$0	$2,584	$24,836	$27,658

68	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$240	$0	$0	$0	$(30,556)	$(30,316)
Swap Agreements	0	(19)	0	0	5,354	5,335

	$240	$(19)	$0	$0	$(25,202)	$(24,981)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$349	$0	$349
Written Options	0	(119)	0	0	0	(119)
Swap Agreements	0	1	0	0	0	1

	$0	$(118)	$0	$349	$0	$231

	$240	$(137)	$0	$349	$(25,202)	$(24,750)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,025	$3,920	$9,945
Corporate Bonds & Notes
Banking & Finance	0	1,147,340	39,757	1,187,097
Industrials	0	387,390	12,310	399,700
Utilities	0	132,501	18,074	150,575
Municipal Bonds & Notes
California	0	20,580	0	20,580
Illinois	0	5,292	0	5,292
Indiana	0	7,895	0	7,895
Minnesota	0	10,803	0	10,803
New York	0	4,887	0	4,887
West Virginia	0	3,138	0	3,138
U.S. Government Agencies	0	4,295,039	0	4,295,039
U.S. Treasury Obligations	0	836,888	0	836,888
Non-Agency Mortgage-Backed Securities	0	422,425	103,779	526,204
Asset-Backed Securities
Automobile ABS Other	0	9,075	0	9,075
Automobile Sequential	0	56,605	0	56,605
CMBS Other	0	65,474	0	65,474
Home Equity Other	0	149,619	0	149,619
Home Equity Sequential	0	923	0	923
Whole Loan Collateral	0	23,068	0	23,068
Other ABS	0	629,613	6,000	635,613
Sovereign Issues	0	201,654	0	201,654
Preferred Securities
Banking & Finance	0	47,505	0	47,505
Industrials	0	15	0	15

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short-Term Instruments
Mutual Funds	$0	$1,115	$0	$1,115
Repurchase Agreements	0	93,300	0	93,300
U.S. Treasury Bills	0	1,545	0	1,545

	$0	$8,559,714	$183,840	$8,743,554

Investments in Affiliates, at Value
Mutual Funds	267,299	0	0	267,299

Total Investments	$267,299	$8,559,714	$183,840	$9,010,853

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,271,249)	$0	$(1,271,249)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	124	2,709	0	2,833
Over the counter	0	4,958	0	4,958

	$124	$7,667	$0	$7,791

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(6,068)	0	(6,142)
Over the counter	0	(6,969)	0	(6,969)

	$(74)	$(13,037)	$0	$(13,111)

Total Financial Derivative Instruments	$50	$(5,370)	$0	$(5,320)

Totals	$267,349	$7,283,095	$183,840	$7,734,284

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	69

Schedule of Investments	PIMCO Active Bond Exchange-Traded Fund	(Cont.)	December 31, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$4,198	$0	$(341)	$0	$0	$63	$0	$0	$3,920	$43
Corporate Bonds & Notes
Banking & Finance	10,801	32,652	(4,000)	0	0	304	0	0	39,757	315
Industrials	12,142	12,100	(12,100)	0	0	168	0	0	12,310	209
Utilities	12,195	5,800	0	0	0	79	0	0	18,074	79
U.S. Government Agencies	13,016	0	(1,495)	0	(2)	60	0	(11,579)	0	0
Non-Agency Mortgage-Backed Securities	36,470	65,723	(413)	32	20	1,947	0	0	103,779	1,942
Asset-Backed Securities
Other ABS	7,362	6,000	(264)	0	0	(6)	0	(7,092)	6,000	0

Totals	$96,184	$122,275	$(18,613)	$32	$18	$2,615	$0	$(18,671)	$183,840	$2,588

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,920	Indicative Market Quotation	Broker Quote	95.550	—
Corporate Bonds & Notes
Banking & Finance	39,404	Discounted Cash Flow	Discount Rate	4.590 - 6.025	4.098
	353	Recent Transaction	Purchase price	100.000	—
Industrials	12,310	Discounted Cash Flow	Discount Rate	4.500 - 5.190	4.850
Utilities	12,277	Discounted Cash Flow	Discount Rate	4.390	—
	5,797	Proxy Pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	36,758	Discounted Cash Flow	Discount Rate	5.230 - 7.132	5.695
	2,956	Proxy Pricing	Base Price	98.444	—
	64,065	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	6,000	Recent Transaction	Purchase Price	100.000	—

Total	$183,840

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

70	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.4%

CORPORATE BONDS & NOTES 36.0%

BANKING & FINANCE 19.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	$2,055	$2,051
6.450% due 04/15/2027	400	411

Air Lease Corp.
2.200% due 01/15/2027	947	928
2.875% due 01/15/2026	6,000	5,997

Aircastle Ltd.
2.850% due 01/26/2028	600	584
4.250% due 06/15/2026	1,309	1,309

American Honda Finance Corp.
4.470% due 03/08/2027 •	7,700	7,720

American Tower Corp.
5.000% due 01/31/2030	1,600	1,639

Aon North America, Inc.
5.125% due 03/01/2027	900	911

Athene Global Funding
1.608% due 06/29/2026	1,525	1,506
4.725% due 09/18/2028 •	9,400	9,360
5.620% due 05/08/2026	251	252

Aviation Capital Group LLC
1.950% due 09/20/2026	7,150	7,036

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	421	420
3.250% due 02/15/2027	1,190	1,177
4.250% due 04/15/2026	995	995
4.375% due 05/01/2026	249	249

Bank of Montreal
0.949% due 01/22/2027 •	3,200	3,194

Banque Federative du Credit Mutuel SA
5.038% (SOFRRATE + 1.130%) due 01/23/2027 ~	550	553

Barclays PLC
4.375% due 01/12/2026	400	400
5.829% due 05/09/2027 •	9,700	9,756
6.496% due 09/13/2027 •	1,000	1,016

BPCE SA
6.612% due 10/19/2027 •	2,400	2,446

Brighthouse Financial Global Funding
1.550% due 05/24/2026	3,445	3,408
5.550% due 04/09/2027	5,800	5,885

Canadian Imperial Bank of Commerce
4.668% (SOFRRATE + 0.940%) due 06/28/2027 ~	2,360	2,377

Citadel Finance LLC
3.375% due 03/09/2026	1,000	998

Citadel LP
4.875% due 01/15/2027	1,855	1,859

Credit Agricole SA
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~	8,100	8,130

Crown Castle, Inc.
3.700% due 06/15/2026	1,600	1,597

Deutsche Bank AG
2.552% due 01/07/2028 •	12,000	11,804
4.100% due 01/13/2026	2,000	2,000
5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~	1,212	1,217

EPR Properties
4.750% due 12/15/2026	2,000	2,006

Equitable America Global Funding
4.433% (SOFRRATE + 0.710%) due 09/15/2027 ~	1,457	1,457

F&G Global Funding
1.750% due 06/30/2026	5,023	4,962
2.300% due 04/11/2027	586	573

Ford Motor Credit Co. LLC
4.389% due 01/08/2026	879	879
5.125% due 11/05/2026	409	411
5.800% due 03/05/2027	9,261	9,380
6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS KKR Capital Corp.
2.625% due 01/15/2027	$335	$326
3.400% due 01/15/2026	9,034	9,031

GA Global Funding Trust
4.400% due 09/23/2027	1,500	1,507

Goldman Sachs Group, Inc.
5.573% (SOFRRATE + 1.850%) due 03/15/2028 ~	8,000	8,117

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026	10,711	10,645

Intesa Sanpaolo SpA
3.875% due 01/12/2028	1,359	1,350

KKR Financial Holdings LLC
5.400% due 05/23/2033	5,500	5,361

Korea Investment & Securities Co. Ltd.
2.125% due 07/19/2026	1,400	1,386

Mizuho Financial Group, Inc.
4.930% (SOFRRATE + 1.080%) due 05/13/2031 ~	8,500	8,515

National Bank of Canada
4.702% due 03/05/2027 •	6,000	6,006

Nationwide Building Society
6.557% due 10/18/2027 •	1,600	1,630

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	4,745	4,644

Nomura Holdings, Inc.
2.329% due 01/22/2027	1,005	988
5.709% due 01/09/2026	2,300	2,301

Pacific Life Global Funding II
4.366% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,499

PNC Bank NA
4.660% (SOFRRATE + 0.730%) due 07/21/2028 ~	400	401

Royal Bank of Canada
4.548% (SOFRINDX + 0.820%) due 03/27/2028 ~	4,934	4,953
4.657% (SOFRINDX + 0.720%) due 10/18/2027 ~	5,200	5,214

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •	2,600	2,611

Sammons Financial Group, Inc.
4.450% due 05/12/2027	1,423	1,423

Santander Holdings USA, Inc.
3.244% due 10/05/2026	6,800	6,759

Societe Generale SA
1.792% due 06/09/2027 •	6,455	6,387

Standard Chartered PLC
6.170% due 01/09/2027 •	10,000	10,003

Synchrony Financial
3.700% due 08/04/2026	400	399

Ventas Realty LP
4.125% due 01/15/2026	458	458

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027	2,518	2,503
4.250% due 12/01/2026	6,619	6,620
4.500% due 09/01/2026	300	300

Wells Fargo & Co.
4.682% (SOFRRATE + 0.780%) due 01/24/2028 ~	204	205

		230,495

INDUSTRIALS 13.8%

7-Eleven, Inc.
0.950% due 02/10/2026	727	724

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	10,162	10,212

Amcor Finance USA, Inc.
3.625% due 04/28/2026	2,571	2,566

Amcor Flexibles North America, Inc.
3.100% due 09/15/2026	550	545

American Airlines Pass-Through Trust
3.700% due 04/01/2028	747	744

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	$4,500	$4,506

Bayer U.S. Finance LLC
6.125% due 11/21/2026	2,200	2,232

Beignet Investor LLC
6.581% due 05/30/2049	1,230	1,301

Berry Global, Inc.
1.570% due 01/15/2026	7,500	7,493
4.875% due 07/15/2026	1,731	1,731

BMW U.S. Capital LLC
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~	350	351

Boeing Co.
2.196% due 02/04/2026	11,899	11,877
2.750% due 02/01/2026	300	300
6.259% due 05/01/2027	600	616

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	700	718

Canadian Pacific Railway Co.
3.125% due 06/01/2026	700	697

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	500	494

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	1,700	1,708

DXC Technology Co.
1.800% due 09/15/2026	5,397	5,308

Electronic Arts, Inc.
4.800% due 03/01/2026	6,981	6,981

Enbridge, Inc.
4.250% due 12/01/2026	5,681	5,693

Energy Transfer LP
4.750% due 01/15/2026	1,215	1,215

Entergy New Orleans LLC
4.000% due 06/01/2026	1,470	1,467

Foxconn Far East Ltd.
1.875% due 08/25/2028	10,100	9,374

Glencore Funding LLC
1.625% due 04/27/2026	500	496

Global Payments, Inc.
1.200% due 03/01/2026	1,795	1,787
4.500% due 11/15/2028	2,000	2,004

Hyatt Hotels Corp.
5.050% due 03/30/2028	1,700	1,732

IHS Markit Ltd.
4.000% due 03/01/2026	250	250

Keurig Dr. Pepper, Inc.
4.387% (SOFRRATE + 0.580%) due 11/15/2026 ~	2,000	2,001
4.603% (SOFRINDX + 0.880%) due 03/15/2027 ~	4,628	4,636

Las Vegas Sands Corp.
3.500% due 08/18/2026	9,549	9,510

Marathon Petroleum Corp.
5.125% due 12/15/2026	728	734

Marvell Technology, Inc.
1.650% due 04/15/2026	5,513	5,476

NTT Finance Corp.
1.162% due 04/03/2026	4,500	4,467

Nutrien Ltd.
4.000% due 12/15/2026	3,000	3,000

PeaceHealth Obligated Group
4.335% due 11/15/2028	4,600	4,623

Renesas Electronics Corp.
2.170% due 11/25/2026	1,305	1,282

Rogers Communications, Inc.
3.200% due 03/15/2027	3,320	3,288

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	3,200	3,225
5.500% due 04/01/2028	8,600	8,759

SK Hynix, Inc.
1.500% due 01/19/2026	3,100	3,096

Skyworks Solutions, Inc.
1.800% due 06/01/2026	9,400	9,298

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	71

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027	$2,100	$2,120

Triton Container International Ltd.
2.050% due 04/15/2026	5,403	5,361

United Airlines Pass-Through Trust
3.750% due 03/03/2028	1,206	1,205

Universal Health Services, Inc.
1.650% due 09/01/2026	2,000	1,967

Volkswagen Group of America Finance LLC
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~	575	576
4.788% (SOFRRATE + 1.060%) due 03/25/2027 ~	1,800	1,807
4.950% due 03/25/2027	2,500	2,522
5.400% due 03/20/2026	735	737

Vontier Corp.
1.800% due 04/01/2026	1,100	1,093

Williams Cos., Inc.
5.400% due 03/02/2026	606	607

		166,512

UTILITIES 3.1%

AES Corp.
1.375% due 01/15/2026	810	809

Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,230	1,228

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026	150	150

Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026	715	722

Dominion Energy, Inc.
1.450% due 04/15/2026	2,700	2,680

Duke Energy Corp.
4.850% due 01/05/2027	2,200	2,221

Emera U.S. Finance LP
3.550% due 06/15/2026	803	801

FirstEnergy Corp.
3.900% due 07/15/2027	901	898

Fortis, Inc.
3.055% due 10/04/2026	3,187	3,161

KeySpan Gas East Corp.
2.742% due 08/15/2026	1,727	1,710

New York State Electric & Gas Corp.
3.250% due 12/01/2026	9,146	9,083

Pacific Gas & Electric Co.
2.950% due 03/01/2026	5,395	5,382
3.150% due 01/01/2026	3,230	3,230

Southern California Edison Co.
3.650% due 03/01/2028	3,300	3,263
4.400% due 09/06/2026	1,000	1,002
4.875% due 02/01/2027	300	302
4.900% due 06/01/2026	600	601

Vistra Operations Co. LLC
5.050% due 12/30/2026	730	736

		37,979

Total Corporate Bonds & Notes (Cost $434,233)		434,986

MUNICIPAL BONDS & NOTES 0.5%

LOUISIANA 0.5%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
4.413% (US0003M + 0.300%) due 02/15/2036 ~	6,110	5,705

Total Municipal Bonds & Notes (Cost $5,667)		5,705

U.S. GOVERNMENT AGENCIES 31.8%

Federal Home Loan Mortgage Corp.
2.000% due 02/01/2028 - 04/01/2028	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 03/01/2048	$273	$246
5.000% due 10/01/2033 - 02/01/2038	154	157
5.400% due 09/01/2037 - 11/01/2038	201	209
5.500% due 08/01/2033 - 06/01/2047	869	893
5.550% due 06/01/2037	53	55
6.000% due 09/01/2031 - 05/01/2033	15	15
6.500% due 11/01/2036 - 10/17/2038	222	229
7.000% due 05/01/2029	8	8

Federal Home Loan Mortgage Corp. REMICS
2.500% due 10/25/2048	116	108
4.744% due 04/25/2055 •	5,356	5,373
4.774% due 09/25/2055 - 12/25/2055 •	3,480	3,495
4.804% due 05/25/2055 •	4,906	4,929
4.814% due 11/25/2054 •	9,489	9,530
4.824% due 10/25/2054 - 09/25/2055 •	13,383	13,453
4.854% due 02/25/2055 •	982	987
4.874% due 10/25/2052 - 06/25/2055 •	24,363	24,523
4.974% due 08/25/2054 - 07/25/2055 •	2,434	2,443
5.024% due 12/25/2054 - 08/25/2055 •	11,494	11,538
5.074% due 01/25/2055 - 08/25/2055 •	6,504	6,532
5.124% due 05/25/2054 •	2,527	2,544

Federal National Mortgage Association
3.000% due 10/01/2046	199	181
4.000% due 06/01/2042 - 03/01/2047	360	351
4.300% due 12/01/2032	9,700	9,675
4.532% due 09/01/2029 ~	1,099	1,120
4.750% due 09/01/2034 - 04/01/2036	266	271
4.804% due 08/01/2029 ~	1,594	1,634
5.000% due 07/01/2033 - 07/01/2044	942	948
5.150% due 05/01/2035	31	31
5.340% due 09/01/2029	31	32
5.350% due 02/01/2035 - 01/01/2038	241	241
5.450% due 04/01/2036	71	72
5.500% due 12/01/2031 - 09/01/2040	680	690
6.000% due 05/01/2029 - 04/01/2048	479	491
6.500% due 07/01/2036 - 09/01/2048	237	243

Federal National Mortgage Association REMICS
4.774% due 12/25/2053 - 08/25/2055 •	9,737	9,767
4.784% due 03/25/2055 •	614	616
4.824% due 01/25/2055 - 03/25/2055 •	723	726
4.874% due 10/25/2054 - 11/25/2055 •	5,326	5,356
4.924% due 01/25/2055 - 09/25/2055 •	5,666	5,688
4.974% due 06/25/2054 - 07/25/2055 •	7,694	7,720
5.024% due 01/25/2055 - 03/25/2055 •	5,430	5,449
5.034% due 03/25/2055 •	2,169	2,178
5.074% due 12/25/2053 - 01/25/2055 •	2,712	2,722
5.124% due 02/25/2055 - 10/25/2055 •	2,869	2,885
5.174% due 10/25/2053 •	38,021	38,252

Federal National Mortgage Association-ACES
2.573% due 12/25/2026 ~	847	837
2.961% due 02/25/2027 ~	1,904	1,886
3.064% due 06/25/2027 ~	551	545

Government National Mortgage Association
3.000% due 11/20/2046	69	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 05/20/2042	$49	$45
3.700% due 04/15/2042	90	85
3.740% due 03/20/2042 - 07/20/2042	68	63
3.750% due 04/15/2042 - 03/20/2044	117	111
4.000% due 04/20/2040 - 06/20/2043	486	460
4.500% due 08/20/2038 - 11/20/2048	313	309
5.350% due 12/15/2036 - 01/15/2038	193	199
5.400% due 06/20/2039	75	77
5.500% due 03/20/2034 - 08/20/2041	294	296
6.000% due 09/20/2038	14	15
6.500% due 10/15/2027 - 07/20/2039	27	28
7.000% due 05/15/2026 - 06/20/2055	5,161	5,248

Government National Mortgage Association REMICS
2.500% due 10/20/2049	98	88
3.500% due 11/20/2049	6,299	6,161
4.618% due 08/20/2075 •	2,967	2,996
4.668% due 10/20/2072 •	562	564
4.818% due 06/20/2055 - 07/20/2074 •	13,735	13,835
4.849% due 08/16/2039 •	3	3
4.868% due 01/20/2054 - 05/20/2055 •	1,689	1,699
4.898% due 09/20/2073 •	7,309	7,396
4.918% due 05/20/2073 •	10,243	10,384
5.068% due 06/20/2055 - 07/20/2055 •	1,057	1,062

Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	62,100	61,874
6.000% due 02/01/2056	80,900	83,028

Total U.S. Government Agencies (Cost $382,866)		383,963

U.S. TREASURY OBLIGATIONS 1.1%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2026	7,879	7,833
0.125% due 10/15/2026 (e)(g)	2,383	2,361
2.125% due 04/15/2029	2,832	2,892

Total U.S. Treasury Obligations (Cost $13,041)		13,086

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

AG Trust
5.766% due 08/15/2041 •	1,616	1,626

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	236	228

Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •	434	413
5.406% due 05/25/2035 ~	14	14

BWAY Mortgage Trust
5.115% due 09/15/2036 •	3,000	2,931

Chase Mortgage Finance Trust
6.068% due 02/25/2037 ~	239	235

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.046% due 01/25/2036 •	21	20
4.076% due 10/25/2035 •	125	121
4.146% due 08/25/2035 •	13	13

Citigroup Mortgage Loan Trust, Inc.
4.724% due 05/25/2051 •	3,266	3,054
5.374% due 06/25/2055 •	624	628

Countrywide Alternative Loan Trust
4.126% due 06/25/2037 •	48	44

First Horizon Alternative Mortgage Securities Trust
5.609% due 02/25/2035 ~	129	123

GCAT Trust
2.650% due 10/25/2068 ~	185	181
2.885% due 12/27/2066 ~	1,402	1,321

72	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.688% due 09/20/2075 •	$853	$855
4.698% due 10/20/2075 •	1,437	1,444

GS Mortgage-Backed Securities Trust
4.922% due 12/25/2051 •	2,190	2,043
4.922% due 02/25/2052 •	3,567	3,313
5.215% due 11/25/2054 •	1,317	1,321

GSR Mortgage Loan Trust
5.970% due 08/25/2033 •	6	6

Impac CMB Trust
4.486% due 03/25/2035 •	57	56

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	12	12
4.915% due 04/15/2038 •	866	866
5.248% due 12/15/2031 •	551	550

JP Morgan Mortgage Trust
5.191% due 07/25/2035 ~	126	121

MASTR Adjustable Rate Mortgages Trust
6.290% due 04/21/2034 ~	10	10

Merrill Lynch Mortgage Investors Trust
4.306% due 04/25/2029 •	61	57
5.629% due 12/25/2035 ~	107	105

MFA Trust
6.105% due 12/25/2068 þ	633	638

Morgan Stanley Mortgage Loan Trust
4.926% due 11/25/2035 •	755	752

Morgan Stanley Residential Mortgage Loan Trust
4.922% due 09/25/2051 •	711	661

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	643	619
2.464% due 01/26/2060 ~	3,618	3,423
3.500% due 12/25/2057 ~	717	701
3.500% due 10/25/2059 ~	297	281
4.500% due 05/25/2058 ~	73	71

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •	6,000	5,995

OBX Trust
1.957% due 10/25/2061 ~	190	164
6.520% due 07/25/2063 þ	1,427	1,435

ONE Mortgage Trust
4.564% due 03/15/2036 •	3,914	3,905

PRKCM Trust
6.333% due 03/25/2059 þ	210	212

PRPM Trust
6.221% due 11/25/2068 þ	451	456

Sequoia Mortgage Trust
4.248% due 07/20/2036 •	340	295

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	136	133

Structured Asset Mortgage Investments II Trust
4.426% due 07/19/2034 •	1	1

Structured Asset Mortgage Investments Trust
4.506% due 09/19/2032 •	2	2

Thornburg Mortgage Securities Trust
5.621% due 04/25/2045 ~	24	23

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	503	475
2.250% due 12/25/2061 ~	1,305	1,275
3.750% due 05/25/2058 ~	1,243	1,226
4.846% due 05/25/2058 •	432	440
4.846% due 10/25/2059 •	271	271

Verus Securitization Trust
5.402% due 05/25/2065 þ	2,306	2,324
5.712% due 01/25/2069 þ	1,061	1,067
6.259% due 12/25/2068 þ	2,536	2,562
6.476% due 06/25/2068 þ	1,345	1,351

WaMu Mortgage Pass-Through Certificates Trust
3.898% due 07/25/2037 ~	306	275
4.466% due 01/25/2045 •	4	4
4.646% due 06/25/2044 •	295	298
4.706% due 10/25/2045 •	42	41
5.009% due 06/25/2046 •	19	18
5.731% due 06/25/2033 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $53,986)		53,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 23.3%

AUTOMOBILE ABS OTHER 0.3%

Ford Credit Auto Lease Trust
4.394% (SOFR30A + 0.410%) due 08/15/2027 ~	$3,486	$3,487

AUTOMOBILE SEQUENTIAL 6.6%

Ally Auto Receivables Trust
4.140% due 07/16/2029	3,977	3,984

ARI Fleet Lease Trust
4.590% due 03/15/2034	1,100	1,108

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	8,100	8,300

Bank of America Auto Trust
5.530% due 02/15/2028	1,683	1,695

BofA Auto Trust
5.350% due 11/15/2028	3,780	3,819

Carvana Auto Receivables Trust
4.260% due 10/10/2029	5,183	5,195
4.550% due 05/10/2030	3,000	3,019
5.380% due 03/12/2029	2,500	2,540
5.820% due 08/10/2028	1,331	1,340

Chase Auto Owner Trust
4.180% due 08/27/2029	800	803
4.940% due 07/25/2029	8,400	8,484

Citizens Auto Receivables Trust
5.830% due 02/15/2028	2,675	2,694
5.840% due 01/18/2028	2,951	2,969

Enterprise Fleet Financing LLC
4.050% due 08/20/2028	4,800	4,810
4.820% due 02/20/2029	3,700	3,765
5.510% due 01/22/2029	596	597
5.760% due 10/22/2029	630	632

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	6,100	6,226

GECU Auto Receivables Trust
5.630% due 08/15/2028	1,398	1,405

GM Financial Automobile Leasing Trust
5.090% due 03/22/2027	1,228	1,231

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	4,200	4,218

Huntington Auto Trust
5.230% due 01/16/2029	2,602	2,628

LAD Auto Receivables Trust
5.610% due 08/15/2028	1,747	1,758

M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	3,000	3,042

Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	1,886	1,898

Upgrade Auto Receivables Trust
4.540% due 05/15/2029	1,900	1,902

		80,062

CMBS OTHER 0.3%

AREIT Trust
5.978% due 06/17/2039 •	4,251	4,253

CREDIT CARD BULLET 1.8%

Evergreen Credit Card Trust
4.540% due 10/15/2029 •	7,400	7,428

Synchrony Card Funding LLC
5.540% due 07/15/2029	8,000	8,069

Synchrony Card Issuance Trust
4.780% due 02/15/2031	5,900	6,005

		21,502

CREDIT CARD OTHER 0.4%

Trillium Credit Card Trust II
4.297% due 09/26/2030 •	4,300	4,316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.4%

Asset-Backed Securities Corp. Home Equity Loan Trust
4.656% due 06/25/2034 •	$54	$57

Bear Stearns Asset-Backed Securities I Trust
4.746% due 08/25/2034 •	385	380

Bear Stearns Asset-Backed Securities Trust
4.646% due 10/27/2032 •	1	1

Chase Funding Trust
4.446% due 07/25/2033 •	126	126

Countrywide Asset-Backed Certificates Trust
3.083% due 03/25/2036 •	36	36

Finance America Mortgage Loan Trust
4.671% due 08/25/2034 •	95	92

GSAA Home Equity Trust
4.386% due 07/25/2037 •	42	41

GSAMP Trust
4.366% due 06/25/2036 •	375	367

Home Equity Asset Trust
4.896% due 11/25/2034 •	11	11

New Century Home Equity Loan Trust
4.776% due 11/25/2034 •	278	278

RAAC Trust
4.396% due 01/25/2046 •	181	182

Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •	569	524

Residential Asset Securities Corporation Trust
4.941% due 03/25/2035 •	171	172

Saxon Asset Securities Trust
0.526% due 05/25/2035 •	82	81

Securitized Asset-Backed Receivables LLC Trust
4.521% due 01/25/2035 •	86	80

Soundview Home Loan Trust
4.521% due 06/25/2035 •	2	2

Structured Asset Investment Loan Trust
4.396% due 09/25/2034 •	1,351	1,294
4.551% due 03/25/2034 •	268	285

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
4.446% due 04/25/2034 •	685	676

		4,685

WHOLE LOAN COLLATERAL 0.1%

First Franklin Mortgage Loan Trust
4.166% due 04/25/2036 •	740	732
4.596% due 11/25/2034 •	45	45

		777

OTHER ABS 13.4%

37 Capital CLO 1 Ltd.
5.185% due 10/15/2034 •	3,400	3,406

AMMC CLO 27 Ltd.
4.964% due 01/20/2037 •	700	700

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	400	400

Apidos CLO XXXV
5.196% due 04/20/2034 •	650	651

ARES LX CLO Ltd.
5.064% due 07/18/2034 •	800	800

Ascent Education Funding Trust
6.140% due 10/25/2050	1,615	1,660

Atlas Senior Loan Fund XVII Ltd.
4.944% due 10/20/2034 •	1,000	998

Bain Capital Credit CLO Ltd.
4.925% due 07/24/2034 •	3,300	3,295
4.960% due 10/21/2034 •	3,300	3,300

BlueMountain CLO XXXII Ltd.
5.005% due 10/15/2034 •	4,900	4,902

Carlyle U.S. CLO Ltd.
4.994% due 10/20/2034 •	800	800

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •	300	300

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	73

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 60 CLO Ltd.
5.216% due 07/15/2031 •	$2,235	$2,236

Dryden 86 CLO Ltd.
5.012% due 07/17/2034 •	800	800

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	3,164	2,849

Elmwood CLO 15 Ltd.
5.007% due 04/22/2035 •	4,500	4,501

Greywolf CLO IV Ltd.
5.122% due 04/17/2034 •	600	601

Guggenheim CLO Ltd.
5.055% due 01/15/2035 •	4,900	4,894

ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •	1,604	1,606

Jamestown CLO XVI Ltd.
4.978% due 07/25/2034 •	500	500

KKR CLO 16 Ltd.
4.988% due 10/20/2034 •	5,000	5,002

KKR CLO 27 Ltd.
5.015% due 01/15/2035 •	500	500

KKR CLO 33 Ltd.
4.993% due 07/20/2034 •	4,900	4,901

KKR CLO 42 Ltd.
5.034% due 07/20/2034 •	4,700	4,704

LCM 30 Ltd.
5.226% due 04/20/2031 •	354	354

LCM 36 Ltd.
4.975% due 01/15/2034 •	1,600	1,598

Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(a)	5,700	5,700

Navient Education Loan Trust
5.020% due 07/15/2055	1,277	1,292

Navient Private Education Loan Trust
2.460% due 11/15/2068	391	379
5.315% due 07/16/2040 •	697	699

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	687	632
1.170% due 09/16/2069	874	826
1.310% due 01/15/2069	307	290
4.865% due 04/15/2069 •	1,081	1,076

Navient Refinance Loan Trust
4.800% due 10/15/2055	2,133	2,140

Navient Student Loan Trust
6.480% due 03/15/2072	3,538	3,664

Nelnet Student Loan Trust
4.670% due 06/22/2065	4,300	4,289
4.840% due 05/17/2055	4,136	4,154

Northwoods Capital 25 Ltd.
5.004% due 07/20/2034 •	1,600	1,597

Octagon Investment Partners 40 Ltd.
4.924% due 01/20/2035 •	3,400	3,399

PFS Financing Corp.
5.520% due 10/15/2028	5,000	5,059

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039	4,194	4,213

Post Road Equipment Finance LLC
4.900% due 05/15/2031	4,606	4,645

Romark CLO - IV Ltd.
5.067% due 07/10/2034 •	2,200	2,201

Romark CLO V Ltd.
5.095% due 01/15/2035 •	4,400	4,403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sandstone Peak Ltd.
5.185% due 10/15/2034 •	$3,000	$3,005

Saranac CLO VI Ltd.
5.125% due 08/13/2031 •	544	545

Sculptor CLO XXVII Ltd.
4.944% due 07/20/2034 •	3,400	3,400

Shackleton CLO Ltd.
5.084% due 07/20/2034 •	4,300	4,304

SLM Student Loan Trust
5.325% due 04/25/2049 •	10	10
6.275% due 01/27/2026 •	47	48

SMB Private Education Loan Trust
1.600% due 09/15/2054	528	501
2.230% due 09/15/2037	759	738
4.465% due 03/17/2053 •	240	238
4.480% due 05/16/2050	1,808	1,805
4.696% due 09/15/2054 •	2,098	2,091
5.060% due 03/16/2054	1,275	1,292
5.090% due 10/16/2056	985	1,001
5.240% due 03/15/2056	2,354	2,398
5.380% due 07/15/2053	2,062	2,106
5.434% due 03/15/2056 •	314	317
5.670% due 11/15/2052	3,094	3,180

SoFi Professional Loan Program LLC
1.950% due 02/15/2046	339	320

Symphony CLO 36 Ltd.
0.000% due 01/20/2036 •(a)	5,900	5,900

Thayer Park CLO Ltd.
4.868% due 04/20/2034 •	4,900	4,898

TIAA CLO IV Ltd.
5.024% due 01/20/2032 •	859	859

Towd Point Asset Trust
4.548% due 11/20/2061 •	431	431

Venture 36 CLO Ltd.
5.276% due 04/20/2032 •	500	500

Venture XXVII CLO Ltd.
5.196% due 07/20/2030 •	191	191

Verdelite Static CLO Ltd.
5.014% due 07/20/2032 •	2,781	2,782

Verizon Master Trust
4.170% due 08/20/2030	4,500	4,530

Voya CLO Ltd.
4.944% due 04/20/2034 •	3,300	3,300

Voya Ltd.
5.166% due 10/15/2030 •	226	226

Wellfleet CLO Ltd.
5.064% due 04/20/2034 •	4,500	4,505

		162,337

Total Asset-Backed Securities (Cost $280,440)		281,419

SOVEREIGN ISSUES 3.7%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	2,800	2,955

CPPIB Capital, Inc.
4.412% (SOFRRATE + 0.500%) due 07/27/2026 ~	20,000	20,042

Eagle Funding Luxco SARL
5.500% due 08/17/2030	5,400	5,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kommunalbanken AS
4.045% (SOFRINDX + 0.320%) due 06/25/2027 ~	$15,000	$15,015

Korea National Oil Corp.
4.625% (SOFRRATE + 0.900%) due 09/30/2027 ~	2,015	2,027

Total Sovereign Issues (Cost $45,296)		45,546

SHORT-TERM INSTRUMENTS 13.6%

COMMERCIAL PAPER 6.4%

Air Lease Corp.
4.000% due 01/14/2026	3,900	3,894
4.150% due 01/02/2026	6,900	6,899

Conagra Brands, Inc.
4.100% due 01/13/2026	10,500	10,485

Crown Castle, Inc.
4.150% due 01/20/2026	6,500	6,485
4.150% due 01/21/2026	700	698
4.150% due 01/22/2026	1,000	997

Edison International
4.250% due 01/02/2026	550	550

HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026	1,400	1,399

HCA, Inc.
4.120% due 01/20/2026	14,600	14,567
4.300% due 01/07/2026	2,100	2,098
4.300% due 01/13/2026	1,200	1,198

San Diego Gas & Electric Co.
3.940% due 01/20/2026	11,400	11,374

Southern California Edison Co.
4.050% due 01/30/2026	250	249
4.550% due 01/06/2026	8,800	8,794

VW Credit, Inc.
4.220% due 01/13/2026	7,400	7,390

		77,077

REPURCHASE AGREEMENTS (c) 6.7%
		81,388

SHORT-TERM NOTES 0.5%

HPEFS Equipment Trust
4.153% due 10/20/2026	5,849	5,855

Total Short-Term Instruments (Cost $164,330)		164,320

Total Investments in Securities (Cost $1,379,859)		1,382,131

Total Investments 114.4% (Cost $1,379,859)		$1,382,131

Financial Derivative Instruments (d)(f) (0.0)% (Cost or Premiums, net $447)		(369)

Other Assets and Liabilities, net (14.4)%		(173,458)

Net Assets 100.0%		$1,208,304

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

74	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	3.750%	12/31/2025	01/02/2026	$29,888	U.S. Treasury Notes 3.500% due 11/30/2030	$(29,795)	$29,888	$29,894
FICC STR	3.820	12/31/2025	01/02/2026	51,500	U.S. Treasury Notes 3.375% - 4.000% due 05/15/2033 - 02/15/2034	(52,530)	51,500	51,511

Total Repurchase Agreements						$(82,325)	$81,388	$81,405

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (2.5)%
U.S. Treasury Notes	3.500%	11/30/2030	$30,000	$(29,707)	$(29,798)

Total Short Sales (2.5)%				$(29,707)	$(29,798)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BRC	$29,894	$0	$0	$0	$29,894	$(29,795)	$99
FICC STR	51,511	0	0	0	51,511	(52,530)	(1,019)

Master Securities Forward Transaction Agreement
GSC	0	0	0	(29,798)	(29,798)	0	(29,798)

Total Borrowings and Other Financing Transactions	$81,405	$0	$0	$(29,798)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(746) at a weighted average interest rate of 4.145%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2028	1,099	$	265,807	$(290)	$0	$(117)
U.S. Treasury 2-Year Note March Futures	03/2026	2,436		508,610	756	0	(219)
U.S. Treasury 5-Year Note March Futures	03/2026	3,703		404,755	(986)	0	(795)

					$(520)	$0	$(1,131)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	75

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	84	$	(9,445)	$77	$31	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	129		(15,222)	193	119	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	557		(64,064)	186	248	0

					$456	$398	$0

Total Futures Contracts					$(64)	$398	$(1,131)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$	143,500	$178	$49	$227	$0	$(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		93,788	4	395	399	134	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		156,926	95	59	154	224	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		5,100	(74)	11	(63)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		9,100	(206)	124	(82)	18	0

Total Swap Agreements							$(3)	$638	$635	$384	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$398	$384	$782	$0	$(1,131)	$(1)	$(1,132)

(e)

Securities with an aggregate market value of $777 and cash of $13,395 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	01/2026		$188	JPY	29,271	$0	$(1)

BOA	01/2026	AUD	991		$655	0	(7)
	01/2026	INR	913		10	0	0
	01/2026	PLN	916		251	0	(5)
	01/2026		$923	INR	84,072	10	0
	01/2026		57	TWD	1,802	0	0
	01/2026		240	ZAR	4,000	1	0
	02/2026	ILS	987		$310	0	0
	03/2026		$440	MXN	8,010	1	0
	04/2026		71		1,301	1	0

BPS	01/2026	AUD	7,303		$4,783	0	(91)
	01/2026	CHF	110		140	1	0
	01/2026	CNH	6,875		976	0	(11)
	01/2026	GBP	178		241	1	0
	01/2026	ILS	2,108		651	0	(11)
	01/2026	INR	21,637		240	0	(1)
	01/2026	JPY	55,300		358	5	0
	01/2026	PLN	1,166		320	0	(5)
	01/2026	TWD	2,193		70	0	0
	01/2026		$1,190	CNH	8,335	5	0

76	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$140	INR	12,648	$0	$0
	01/2026		361	NZD	635	5	0
	01/2026		716	PLN	2,578	2	0
	01/2026		2,536	TWD	79,525	4	(7)
	01/2026		503	ZAR	8,379	3	0
	01/2026	ZAR	3,364		$201	0	(2)
	02/2026		$296	INR	26,665	0	0
	02/2026		743	TWD	23,318	0	(1)
	03/2026	TWD	185,534		$5,952	55	0

BRC	01/2026	EUR	329		382	0	(5)
	01/2026	ILS	935		292	0	(2)
	02/2026		393		122	0	(1)
	03/2026		$605	MXN	11,209	13	0

BSH	01/2026		374	NZD	667	10	0

CBK	01/2026	AUD	804		$532	0	(4)
	01/2026	CNH	1,540		219	0	(2)
	01/2026	ILS	548		169	0	(3)
	01/2026	NZD	451		260	1	0
	01/2026	SGD	571		442	0	(2)
	01/2026		$810	CNH	5,652	1	0
	01/2026		5,662	INR	512,400	25	0
	01/2026		4,048	PLN	14,763	64	0
	01/2026		66	TWD	2,084	0	0
	02/2026	ILS	769		$242	0	0
	02/2026		$18	TWD	567	0	0

DUB	01/2026	BRL	3,053		$555	0	(2)
	01/2026	ILS	658		205	0	(2)
	01/2026	NZD	364		210	1	0
	01/2026		$558	BRL	3,053	0	(1)
	01/2026		374	ILS	1,192	1	0
	01/2026		645	KRW	947,700	12	0
	01/2026		200	ZAR	3,358	3	0
	02/2026	ILS	1,192		$374	0	(1)
	02/2026		$24	TWD	765	0	0

FAR	01/2026	AUD	6,600		$4,287	0	(118)
	01/2026	BRL	5,400		973	0	(13)
	01/2026	CHF	104		130	0	(2)
	01/2026	CNH	3,427		487	0	(5)
	01/2026		$981	BRL	5,400	4	0
	01/2026		198	ILS	634	1	0
	01/2026		438	NZD	778	10	0
	01/2026		274	ZAR	4,601	3	0
	02/2026	ILS	634		$198	0	(1)
	02/2026		$973	BRL	5,440	13	0

GLM	01/2026	BRL	2,333		$424	0	(2)
	01/2026	CAD	970		705	0	(3)
	01/2026		$422	BRL	2,333	4	0
	01/2026		186	CHF	149	2	0
	01/2026		501	CNH	3,534	6	0
	02/2026		371	MXN	6,880	9	0
	03/2026	BRL	177		$32	0	0
	03/2026		$5,875	BRL	32,552	0	(12)
	03/2026		282	MXN	5,227	7	0
	04/2026		1,173		21,496	9	0

JPM	01/2026	CNH	14,510		$2,060	0	(22)
	01/2026	ILS	2,631		806	0	(20)
	01/2026	KRW	1,574,509		1,075	0	(17)
	01/2026	NZD	329		191	1	0
	01/2026	PLN	2,125		580	0	(12)
	01/2026		$351	CNH	2,462	3	0
	01/2026		240	PLN	863	0	0
	02/2026		641	MXN	11,893	16	0
	03/2026		384		7,044	5	0
	03/2026		462	TWD	14,419	0	(4)
	04/2026		223	MXN	4,109	3	0

MBC	01/2026	CAD	5,706		$4,054	0	(105)
	01/2026	CHF	199		250	0	(1)
	01/2026	GBP	230		309	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	77

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026	JPY	93,400		$601	$5	$0
	01/2026	NZD	344		198	0	(1)
	01/2026	SGD	8,490		6,546	0	(62)
	01/2026		$1,098	GBP	821	8	0
	01/2026		79	INR	7,174	0	0
	01/2026		1,014	JPY	157,804	0	(6)
	01/2026		2,592	NZD	4,502	1	0
	01/2026		88	TWD	2,779	0	0
	01/2026		32	ZAR	537	0	0
	02/2026		171	MXN	3,157	4	0
	03/2026		160		2,949	3	0
	04/2026		178		3,277	3	0

MYI	01/2026		1	JPY	162	0	0
	02/2026	ILS	1,834		$569	0	(6)

NGF	01/2026		$433	KRW	635,688	8	0

SCX	01/2026	CNH	6,833		$970	0	(11)
	01/2026	INR	2,729		30	0	0
	01/2026	JPY	23,500		150	0	0

SOG	01/2026		$362	EUR	313	6	0
	01/2026		2,512	GBP	1,918	73	0
	02/2026		171	MXN	3,159	4	0
	03/2026	MXN	100		$5	0	0
	03/2026		$1,955	MXN	36,636	65	0

SSB	03/2026	TWD	20,688		$657	1	(1)

UAG	01/2026	CHF	545		680	0	(8)
	01/2026	PLN	915		251	0	(4)
	01/2026		$391	PLN	1,402	0	0
	02/2026		158	MXN	2,938	4	0

Total Forward Foreign Currency Contracts						$506	$(604)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	2,000	$1	$1

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	205,500	214	139

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	256,000	117	67

JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	372,400	205	5

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	15,900	16	11

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	165,900	176	112

Total Purchased Options							$729	$335

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.220%	$	7,100	$(279)	$23	$0	$(256)

Total Swap Agreements								$(279)	$23	$0	$(256)

78	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	13	0	0	13	(12)	0	0	(12)	1	0	1
BPS	81	1	0	82	(129)	0	0	(129)	(47)	0	(47)
BRC	13	0	0	13	(8)	0	0	(8)	5	0	5
BSH	10	0	0	10	0	0	0	0	10	0	10
CBK	91	0	0	91	(11)	0	0	(11)	80	0	80
DUB	17	139	0	156	(6)	0	0	(6)	150	(260)	(110)
FAR	31	67	0	98	(139)	0	0	(139)	(41)	0	(41)
GLM	37	0	0	37	(17)	0	0	(17)	20	0	20
JPM	28	5	0	33	(75)	0	0	(75)	(42)	0	(42)
MBC	24	0	0	24	(176)	0	0	(176)	(152)	0	(152)
MYC	0	11	0	11	0	0	(256)	(256)	(245)	287	42
MYI	0	0	0	0	(6)	0	0	(6)	(6)	0	(6)
NGF	8	112	0	120	0	0	0	0	120	0	120
SCX	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
SOG	148	0	0	148	0	0	0	0	148	0	148
SSB	1	0	0	1	(1)	0	0	(1)	0	0	0
UAG	4	0	0	4	(12)	0	0	(12)	(8)	0	(8)

Total Over the Counter	$506	$335	$0	$841	$(604)	$0	$(256)	$(860)

(g)

Securities with an aggregate market value of $287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	79

Schedule of Investments	PIMCO Enhanced Low Duration Active Exchange-Traded Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$398	$398
Swap Agreements	0	0	0	0	384	384

	$0	$0	$0	$0	$782	$782

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$506	$0	$506
Purchased Options	0	0	0	0	335	335

	$0	$0	$0	$506	$335	$841

	$0	$0	$0	$506	$1,117	$1,623

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,131	$1,131
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$1,132	$1,132

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$604	$0	$604
Swap Agreements	0	256	0	0	0	256

	$0	$256	$0	$604	$0	$860

	$0	$256	$0	$604	$1,132	$1,992

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,847	$3,847
Swap Agreements	0	(840)	0	0	(3,938)	(4,778)

	$0	$(840)	$0	$0	$(91)	$(931)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(277)	$0	$(277)
Purchased Options	0	0	0	0	(337)	(337)
Written Options	0	61	0	0	0	61
Swap Agreements	0	(19)	0	0	0	(19)

	$0	$42	$0	$(277)	$(337)	$(572)

	$0	$(798)	$0	$(277)	$(428)	$(1,503)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,649)	$(4,649)
Swap Agreements	0	769	0	0	5,352	6,121

	$0	$769	$0	$0	$703	$1,472

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(96)	$0	$(96)
Purchased Options	0	0	0	0	(193)	(193)
Written Options	0	(58)	0	0	0	(58)
Swap Agreements	0	23	0	0	0	23

	$0	$(35)	$0	$(96)	$(193)	$(324)

	$0	$734	$0	$(96)	$510	$1,148

80	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$230,495	$0	$230,495
Industrials	0	166,512	0	166,512
Utilities	0	37,979	0	37,979
Municipal Bonds & Notes
Louisiana	0	5,705	0	5,705
U.S. Government Agencies	0	383,963	0	383,963
U.S. Treasury Obligations	0	13,086	0	13,086
Non-Agency Mortgage-Backed Securities	0	53,106	0	53,106
Asset-Backed Securities
Automobile ABS Other	0	3,487	0	3,487
Automobile Sequential	0	80,062	0	80,062
CMBS Other	0	4,253	0	4,253
Credit Card Bullet	0	21,502	0	21,502
Credit Card Other	0	4,316	0	4,316
Home Equity Other	0	4,685	0	4,685
Whole Loan Collateral	0	777	0	777
Other ABS	0	162,337	0	162,337
Sovereign Issues	0	45,546	0	45,546
Short-Term Instruments
Commercial Paper	0	77,077	0	77,077
Repurchase Agreements	0	81,388	0	81,388
Short-Term Notes	0	5,855	0	5,855

Total Investments	$0	$1,382,131	$0	$1,382,131

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(29,798)	$0	$(29,798)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	782	0	782
Over the counter	0	841	0	841

	$0	$1,623	$0	$1,623

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,132)	0	(1,132)
Over the counter	0	(860)	0	(860)

	$0	$(1,992)	$0	$(1,992)

Total Financial Derivative Instruments	$0	$(369)	$0	$(369)

Totals	$0	$1,351,964	$0	$1,351,964

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	81

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

CORPORATE BONDS & NOTES 32.6%

BANKING & FINANCE 23.5%

ABN AMRO Bank NV
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~	$400	$402

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	1,000	987

Alexandria Real Estate Equities, Inc.
3.800% due 04/15/2026	3,080	3,077

Allstate Corp.
3.280% due 12/15/2026	180	179

American Honda Finance Corp.
4.544% due 08/13/2027 •	900	902

American Tower Corp.
1.600% due 04/15/2026	187	186

Aon North America, Inc.
5.125% due 03/01/2027	2,375	2,405

Athene Global Funding
4.824% (SOFRINDX + 0.830%) due 01/07/2027 ~	1,200	1,203

Bank of America NA
4.823% (SOFRRATE + 1.020%) due 08/18/2026 ~	1,400	1,406

Bank of New York Mellon
4.587% due 04/20/2027 •	500	501

Bank of Nova Scotia
4.299% due 03/20/2028	1,000	1,013

Barclays PLC
4.375% due 01/12/2026	200	200

BNP Paribas SA
1.323% due 01/13/2027 •	1,000	999

BPCE SA
5.975% due 01/18/2027 •	500	500

Citigroup Global Markets Holdings, Inc.
4.190% (SOFRRATE + 0.480%) due 01/20/2026 ~	800	800

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	1,800	1,792

Credit Agricole SA
1.247% due 01/26/2027 •	1,000	998

Crown Castle, Inc.
3.700% due 06/15/2026	2,092	2,088

Deutsche Bank AG
1.686% due 03/19/2026	1,178	1,172
4.100% due 01/13/2026	1,000	1,000

Equitable Financial Life Global Funding
1.300% due 07/12/2026	2,142	2,112

Ford Motor Credit Co. LLC
4.542% due 08/01/2026	100	100
5.800% due 03/05/2027	500	506
6.950% due 03/06/2026	1,000	1,002

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,000	995

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026	115	114

ING Groep NV
4.625% due 01/06/2026	1,950	1,950

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	2,100	2,084

Manulife Financial Corp.
4.150% due 03/04/2026	2,000	2,000

NatWest Markets PLC
4.707% (SOFRRATE + 0.900%) due 05/17/2027 ~	500	503

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027	1,750	1,754

Norinchukin Bank
1.284% due 09/22/2026	200	196
4.867% due 09/14/2027	1,000	1,011

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PNC Financial Services Group, Inc.
4.758% due 01/26/2027 •		$1,341	$1,342

Protective Life Global Funding
4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~		400	401
4.675% due 04/10/2026 •		400	400

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •		400	402

SBA Tower Trust
1.884% due 07/15/2050		2,000	1,998

Societe Generale SA
6.447% due 01/12/2027 •		600	600

Standard Chartered PLC
1.456% due 01/14/2027 •		1,500	1,499
6.187% due 07/06/2027 •		500	505

Truist Financial Corp.
1.267% due 03/02/2027 •		2,000	1,990

UBS Group AG
5.711% due 01/12/2027 •		2,100	2,101

Weyerhaeuser Co.
4.750% due 05/15/2026		1,244	1,247
7.350% due 07/01/2026		1,000	1,015

			49,637

INDUSTRIALS 7.2%

Berry Global, Inc.
1.570% due 01/15/2026		700	699
4.875% due 07/15/2026		893	893

Campbell’s Co.
5.300% due 03/20/2026		1,186	1,189

Chanel Ceres PLC
0.500% due 07/31/2026	EUR	1,500	1,739

Conagra Brands, Inc.
5.300% due 10/01/2026		$2,000	2,017

Denso Corp.
1.239% due 09/16/2026		222	218

Electronic Arts, Inc.
4.800% due 03/01/2026		202	202

Flex Ltd.
3.750% due 02/01/2026		704	703

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		700	684

Illumina, Inc.
4.650% due 09/09/2026		1,000	1,004

JDE Peet’s NV
1.375% due 01/15/2027		1,655	1,604

Kraft Heinz Foods Co.
3.000% due 06/01/2026		1,000	996

NTT Finance Corp.
4.567% due 07/16/2027		500	505

NXP BV/NXP Funding LLC
5.350% due 03/01/2026		108	108

Oracle Corp.
1.650% due 03/25/2026		1,000	994

Renesas Electronics Corp.
2.170% due 11/25/2026		814	799

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		200	200

Synopsys, Inc.
4.550% due 04/01/2027		500	504

			15,058

UTILITIES 1.9%

AES Corp.
1.375% due 01/15/2026		1,867	1,865

Eversource Energy
5.000% due 01/01/2027		1,200	1,211

KeySpan Gas East Corp.
2.742% due 08/15/2026		940	930

			4,006

Total Corporate Bonds & Notes (Cost $68,314)			68,701

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 15.0%

Federal Home Loan Mortgage Corp.
2.500% due 10/01/2029	$2,842	$2,805

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.559% due 08/25/2027 •	422	422

Federal Home Loan Mortgage Corp. REMICS
4.698% due 01/15/2054 •	387	385
4.774% due 09/25/2054 - 03/25/2055 •	1,518	1,524
4.814% due 11/25/2054 •	2,514	2,525
4.824% due 03/25/2055 - 04/25/2055 •	1,695	1,705
4.874% due 06/25/2055 - 08/25/2055 •	1,390	1,398
5.024% due 01/25/2055 •	748	751
5.074% due 01/25/2055 - 02/25/2055 •	371	372
5.124% due 05/25/2054 •	459	462
5.174% due 03/25/2055 •	497	500

Federal National Mortgage Association
2.500% due 06/01/2029	3,502	3,454
3.500% due 01/01/2028	544	542
4.960% due 07/01/2028	1,494	1,529

Federal National Mortgage Association REMICS
4.489% due 05/25/2046 •	179	177
4.673% due 08/25/2044 •	530	525
4.774% due 09/25/2054 •	2,425	2,434
4.824% due 11/25/2053 - 03/25/2055 •	718	721
4.874% due 05/25/2055 •	249	250
4.924% due 05/25/2055 •	187	188
4.974% due 06/25/2054 - 01/25/2055 •	1,108	1,112
5.074% due 12/25/2053 - 02/25/2055 •	648	651
5.124% due 02/25/2055 •	145	145

Government National Mortgage Association REMICS
3.000% due 06/20/2051 •	948	836
4.594% due 11/20/2066 •	271	273
4.618% due 08/20/2075 •	1,483	1,498
4.629% due 10/20/2062 •	202	202
4.714% due 02/20/2073 •	697	697
4.764% due 02/20/2064 •	635	637
4.836% due 04/20/2054 •	1,000	1,000
4.893% due 12/20/2055 «•	1,000	1,002
5.018% due 05/20/2073 •	237	239
5.174% due 03/20/2067 •	635	639

Total U.S. Government Agencies (Cost $31,633)		31,600

U.S. TREASURY OBLIGATIONS 1.8%

U.S. Treasury Notes
3.500% due 09/30/2027	2,300	2,300
3.500% due 10/15/2028	1,500	1,499

Total U.S. Treasury Obligations (Cost $3,800)		3,799

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Government National Mortgage Association REMICS
4.688% due 09/20/2075 •	1,003	1,007
4.698% due 10/20/2075 •	998	1,002

OBX Trust
2.305% due 11/25/2061 ~	500	453
2.783% due 01/25/2062 þ	378	368

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	63	61

Towd Point Mortgage Trust
3.750% due 05/25/2058 ~	178	175

Total Non-Agency Mortgage-Backed Securities (Cost $3,133)		3,066

82	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 10.1%

AUTOMOBILE ABS OTHER 0.6%

Tesla Auto Lease Trust
4.508% due 01/20/2027 •		$237	$237

Toyota Lease Owner Trust
4.328% due 07/20/2027 •		861	861
4.358% due 02/22/2027 •		96	97

			1,195

AUTOMOBILE SEQUENTIAL 3.1%

ARI Fleet Lease Trust
5.410% due 02/17/2032		67	67
5.540% due 04/15/2033		486	490

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	237	173

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$424	427

CarMax Auto Owner Trust
3.970% due 04/15/2027		76	76

Carvana Auto Receivables Trust
5.620% due 01/10/2029		541	545

Chase Auto Owner Trust
5.680% due 01/25/2029		1,029	1,040

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		264	265

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	311	229

GMF Canada Leasing Trust
4.883% due 12/21/2026		28	20

LAD Auto Receivables Trust
4.640% due 11/15/2027		$200	200
5.610% due 08/15/2028		341	343

Oscar U.S. Funding XVI LLC
5.480% due 02/10/2027 «		69	69

SCCU Auto Receivables Trust
5.450% due 12/15/2027		75	75

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028		1,500	1,503

Toyota Auto Receivables Owner Trust
5.330% due 01/16/2029		994	1,005

			6,527

CREDIT CARD BULLET 0.7%

Master Credit Card Trust II
4.693% due 01/21/2028 •		1,500	1,501

CREDIT CARD OTHER 0.9%

Golden Credit Card Trust
1.140% due 08/15/2028		800	786

Trillium Credit Card Trust II
4.297% due 09/26/2030 •		1,000	1,004

			1,790

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 4.8%

Apidos CLO XI
5.122% due 04/17/2034 •		$600	$601

College Avenue Student Loans LLC
5.046% due 12/26/2047 •		348	348

Commonbond Student Loan Trust
1.980% due 08/25/2050		843	760
3.560% due 09/25/2045		361	349

Crown Point CLO 7 Ltd.
5.114% due 10/20/2031 •		103	103

DLLAA LLC
4.700% due 10/20/2027		609	611

Fortress Credit BSL X Ltd.
5.014% due 04/20/2033 •		1,000	1,001

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027		413	415

HPEFS Equipment Trust
4.070% due 11/22/2032		1,200	1,202

Kubota Credit Owner Trust
5.450% due 04/15/2027		217	218

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		635	583
1.310% due 01/15/2069		71	67
2.400% due 10/15/2068		63	62
2.600% due 08/15/2068		451	436
2.640% due 05/15/2068		89	88
3.130% due 02/15/2068		280	278
4.865% due 04/15/2069 •		154	154

Navient Refinance Loan Trust
4.800% due 10/15/2055		485	486

Northwoods Capital XIV-B Ltd.
5.091% due 11/13/2031 •		538	538

SMB Private Education Loan Trust
1.600% due 09/15/2054		388	369
4.665% due 01/15/2053 •		513	509
5.380% due 01/15/2053		470	478

Venture XXVII CLO Ltd.
5.196% due 07/20/2030 •		9	9

Voya CLO Ltd.
5.084% due 07/20/2032 •		553	554

			10,219

Total Asset-Backed Securities (Cost $21,344)			21,232

SOVEREIGN ISSUES 0.1%

Japan Government Two Year Bonds
0.100% due 01/01/2026	JPY	46,300	296

Total Sovereign Issues (Cost $298)			296

SHORT-TERM INSTRUMENTS 38.7%

COMMERCIAL PAPER 9.9%

Air Lease Corp.
4.220% due 01/12/2026		$1,900	1,897
4.300% due 01/08/2026		1,200	1,199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conagra Brands, Inc.
4.100% due 01/13/2026		$300	$300
4.130% due 01/07/2026		800	799

Crown Castle, Inc.
4.150% due 01/20/2026		2,800	2,793
4.150% due 01/21/2026		300	299

Equifax, Inc.
4.060% due 01/09/2026		800	799

ERAC USA Finance LLC
4.200% due 01/12/2026		900	899

HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026		1,100	1,099
4.550% due 01/13/2026		400	399

HCA, Inc.
4.100% due 01/26/2026		300	299
4.120% due 01/20/2026		800	798
4.120% due 02/02/2026		600	598
4.120% due 02/12/2026		800	796
4.300% due 01/05/2026		400	400

Jabil, Inc.
4.130% due 01/07/2026		400	400
4.130% due 01/14/2026		1,300	1,298
4.150% due 01/07/2026		500	500
4.150% due 01/12/2026		300	300
4.150% due 01/13/2026		600	599

Keurig Dr. Pepper, Inc.
4.000% due 01/07/2026		1,800	1,799

Marriott International, Inc.
4.020% due 01/02/2026		800	800

Oracle Corp.
4.220% due 01/16/2026		400	399

San Diego Gas & Electric Co.
3.940% due 01/20/2026		700	698

Southern California Edison Co.
4.550% due 01/08/2026		400	400
4.550% due 01/15/2026		300	299

			20,866

REPURCHASE AGREEMENTS (c) 22.6%
			47,700

JAPAN TREASURY BILLS 6.2%
0.426% due 01/07/2026 - 01/13/2026 (a)(b)	JPY	2,064,800	13,181

Total Short-Term Instruments (Cost $81,847)			81,747

Total Investments in Securities (Cost $210,369)			210,441

Total Investments 99.7% (Cost $210,369)			$210,441

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)			83

Other Assets and Liabilities, net 0.3%			477

Net Assets 100.0%			$211,001

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	83

Schedule of Investments	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.870%	12/31/2025	01/05/2026	$40,700	U.S. Treasury Bonds 1.875% due 02/15/2041	$(41,504)	$40,700	$40,709
JPS	3.930	12/31/2025	01/02/2026	7,000	U.S. Treasury Notes 4.125% due 10/31/2026	(7,142)	7,000	7,001

Total Repurchase Agreements						$(48,646)	$47,700	$47,710

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$40,709	$0	$0	$0	$40,709	$(41,504)	$(795)
JPS	7,001	0	0	0	7,001	(7,142)	(141)

Total Borrowings and Other Financing Transactions	$47,710	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	JPY	369,220		$2,388	$30	$0

GLM	01/2026		$277	CAD	378	0	(2)

JPM	01/2026	JPY	1,627,800		$10,487	91	0

MBC	01/2026	CAD	917		651	0	(17)

SOG	01/2026	EUR	1,452		1,681	0	(26)
	01/2026	JPY	36,400		235	2	0

UAG	01/2026		77,680		500	5	0

Total Forward Foreign Currency Contracts						$128	$(45)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$30	$0	$0	$30	$0	$0	$0	$0	$30	$0	$30
GLM	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	91	0	0	91	0	0	0	0	91	0	91
MBC	0	0	0	0	(17)	0	0	(17)	(17)	0	(17)
SOG	2	0	0	2	(26)	0	0	(26)	(24)	0	(24)
UAG	5	0	0	5	0	0	0	0	5	0	5

Total Over the Counter	$128	$0	$0	$128	$(45)	$0	$0	$(45)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

84	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$128	$0	$128

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45	$0	$45

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(29)	$(29)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28	$0	$28

	$0	$0	$0	$28	$(29)	$(1)

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$231	$0	$231

	$0	$0	$0	$231	$25	$256

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$49,637	$0	$49,637
Industrials	0	15,058	0	15,058
Utilities	0	4,006	0	4,006
U.S. Government Agencies	0	30,598	1,002	31,600
U.S. Treasury Obligations	0	3,799	0	3,799
Non-Agency Mortgage-Backed Securities	0	3,066	0	3,066
Asset-Backed Securities
Automobile ABS Other	0	1,195	0	1,195
Automobile Sequential	0	6,458	69	6,527
Credit Card Bullet	0	1,501	0	1,501
Credit Card Other	0	1,790	0	1,790
Other ABS	0	10,219	0	10,219
Sovereign Issues	0	296	0	296
Short-Term Instruments
Commercial Paper	0	20,866	0	20,866
Repurchase Agreements	0	47,700	0	47,700
Japan Treasury Bills	0	13,181	0	13,181

Total Investments	$0	$209,370	$1,071	$210,441

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Over the counter	$0	$128	$0	$128

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(45)	$0	$(45)

Total Financial Derivative Instruments	$0	$83	$0	$83

Totals	$0	$209,453	$1,071	$210,524

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	85

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

CORPORATE BONDS & NOTES 58.9%

BANKING & FINANCE 37.5%

ABN AMRO Bank NV
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~	$34,300	$34,429
5.505% due 09/18/2027 •	79,795	80,491
6.339% due 09/18/2027 •	10,100	10,257

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	14,889	14,864
2.450% due 10/29/2026	117,587	116,021
3.875% due 01/23/2028	510	508
4.450% due 04/03/2026	18,473	18,475
6.100% due 01/15/2027	166	169

Air Lease Corp.
1.875% due 08/15/2026	107,910	106,333
2.875% due 01/15/2026	21,519	21,508
3.625% due 04/01/2027	1,270	1,256
3.750% due 06/01/2026	1,230	1,228
5.300% due 06/25/2026	15,387	15,468

Aircastle Ltd.
4.250% due 06/15/2026	13,392	13,393

American Express Co.
4.498% (SOFRINDX + 0.650%) due 11/04/2026 ~	20,038	20,112
4.574% (SOFRRATE + 0.760%) due 02/13/2026 ~	33,410	33,416
4.658% (SOFRRATE + 0.750%) due 04/23/2027 ~	21,990	22,027
4.807% (SOFRINDX + 1.000%) due 02/16/2028 ~	645	648
4.857% (SOFRINDX + 0.970%) due 07/28/2027 ~	3,800	3,814

American Honda Finance Corp.
4.470% due 03/08/2027 •	44,000	44,116
4.495% (SOFRRATE + 0.770%) due 03/12/2027 ~	2,506	2,513
4.544% due 08/13/2027 •	83,700	83,893
4.605% due 10/06/2026 •	13,800	13,823
4.609% due 07/15/2026 •	9,800	9,820
4.849% (SOFRRATE + 0.870%) due 07/09/2027 ~	18,500	18,593

American Tower Corp.
1.450% due 09/15/2026	41,551	40,805
1.600% due 04/15/2026	26,200	26,026
2.750% due 01/15/2027	1,200	1,185
3.375% due 10/15/2026	24,723	24,599
4.400% due 02/15/2026	6,000	6,002

Aozora Bank Ltd.
5.900% due 09/08/2026	2,165	2,185

Athene Global Funding
4.504% due 08/10/2026 •	15,700	15,720
4.675% (SOFRINDX + 0.850%) due 05/08/2026 ~	49,733	49,810
4.696% due 07/16/2026 •	28,500	28,546
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~	37,904	38,036
4.824% (SOFRINDX + 0.830%) due 01/07/2027 ~	25,822	25,880
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~	2,000	2,013
4.950% due 01/07/2027	20,774	20,929

Aviation Capital Group LLC
1.950% due 09/20/2026	20,519	20,192
4.750% due 04/14/2027	800	805

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	11,681	11,644
3.250% due 02/15/2027	134	133
4.250% due 04/15/2026	2,000	2,000

Banco Santander SA
1.722% due 09/14/2027 •	4,086	4,017

Bank of America Corp.
1.658% due 03/11/2027 •	6,900	6,868
1.734% due 07/22/2027 •	22,232	21,951
3.559% due 04/23/2027 •	20,710	20,674

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.872% (SOFRRATE + 0.970%) due 07/22/2027 ~	$5,787	$5,810
4.898% (SOFRRATE + 1.050%) due 02/04/2028 ~	4,241	4,267
5.075% (SOFRRATE + 1.350%) due 09/15/2027 ~	7,817	7,865
5.080% due 01/20/2027 •	74,891	74,928

Bank of America NA
4.823% (SOFRRATE + 1.020%) due 08/18/2026 ~	135	136

Bank of Montreal
0.949% due 01/22/2027 •	19,200	19,163
4.343% (SOFRINDX + 0.620%) due 09/15/2026 ~	9,570	9,593
4.506% (SOFRINDX + 0.760%) due 06/04/2027 ~	906	910
4.567% due 09/10/2027 •	10,000	10,040
4.610% (SOFRINDX + 0.880%) due 09/10/2027 ~	57,158	57,331
4.888% (SOFRINDX + 1.160%) due 12/11/2026 ~	5,435	5,479
5.073% (SOFRINDX + 1.330%) due 06/05/2026 ~	5,000	5,023

Bank of New York Mellon
4.587% due 04/20/2027 •	20,450	20,488

Bank of Nova Scotia
4.310% (SOFRINDX + 0.545%) due 03/02/2026 ~	8,650	8,655
4.333% (SOFRRATE + 0.610%) due 09/15/2026 ~	2,355	2,362
4.526% (SOFRINDX + 0.780%) due 06/04/2027 ~	171	172
4.750% due 02/02/2026	10,000	10,007

Banque Federative du Credit Mutuel SA
4.877% (SOFRINDX + 1.070%) due 02/16/2028 ~	900	906
4.935% due 01/26/2026	2,700	2,702
5.038% (SOFRRATE + 1.130%) due 01/23/2027 ~	21,366	21,487
5.370% (SOFRINDX + 1.400%) due 07/13/2026 ~	19,481	19,597
5.896% due 07/13/2026	800	808

Barclays Bank PLC
4.664% due 11/26/2027 •	10,000	10,032

Barclays PLC
4.375% due 01/12/2026	57,927	57,931
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~	11,356	11,475
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~	29,075	29,334
5.829% due 05/09/2027 •	48,701	48,983
6.496% due 09/13/2027 •	22,065	22,413

BNP Paribas SA
1.323% due 01/13/2027 •	59,795	59,739
1.675% due 06/30/2027 •	19,585	19,344

BPCE SA
5.975% due 01/18/2027 •	90,178	90,234

Brighthouse Financial Global Funding
1.550% due 05/24/2026	4,161	4,117

Brixmor Operating Partnership LP
4.125% due 06/15/2026	6,736	6,733

Canadian Imperial Bank of Commerce
4.540% (SOFRRATE + 0.800%) due 09/08/2028 ~	50,373	50,477
4.658% (SOFRINDX + 0.930%) due 09/11/2027 ~	30,548	30,651
4.668% (SOFRRATE + 0.940%) due 06/28/2027 ~	14,091	14,193
4.690% (SOFRRATE + 0.720%) due 01/13/2028 ~	23,277	23,314
4.947% (SOFRRATE + 1.220%) due 10/02/2026 ~	26,525	26,709

Citibank NA
4.457% (SOFRINDX + 0.590%) due 04/30/2026 ~	14,500	14,512
4.532% (SOFRRATE + 0.708%) due 08/06/2026 ~	3,262	3,268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Global Markets Holdings, Inc.
4.190% (SOFRRATE + 0.480%) due 01/20/2026 ~	$35,700	$35,705

Citigroup, Inc.
1.122% due 01/28/2027 •	41,307	41,214
4.508% (SOFRRATE + 0.770%) due 06/09/2027 ~	6,650	6,659

CNH Industrial Capital LLC
1.450% due 07/15/2026	3,222	3,175

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •	7,794	7,760
4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~	27,300	27,371
4.453% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,470
4.689% (SOFRINDX + 0.710%) due 01/09/2026 ~	41,000	41,004
4.911% (SOFRINDX + 0.900%) due 10/05/2026 ~	950	955

Corebridge Financial, Inc.
3.650% due 04/05/2027	12,100	12,030

Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~	46,400	46,498

Credit Agricole SA
1.247% due 01/26/2027 •	65,101	64,966
4.125% due 01/10/2027	2,866	2,869
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~	45,715	45,884
5.301% (SOFRRATE + 1.290%) due 07/05/2026 ~	9,360	9,408

Crown Castle, Inc.
1.050% due 07/15/2026	3,218	3,166
4.450% due 02/15/2026	5,247	5,246

Danske Bank AS
1.549% due 09/10/2027 •	34,070	33,499

DBS Group Holdings Ltd.
4.376% (SOFRRATE + 0.600%) due 03/21/2028 ~	44,000	44,147

Deutsche Bank AG
2.311% due 11/16/2027 •	39,879	39,242
2.552% due 01/07/2028 •	20,000	19,674
4.100% due 01/13/2026	37,946	37,945
5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~	50	50
7.146% due 07/13/2027 •	63,355	64,333

DNB Bank ASA
1.535% due 05/25/2027 •	25,218	24,965

Equinix, Inc.
1.450% due 05/15/2026	5,000	4,955
2.900% due 11/18/2026	2,563	2,539

Equitable America Global Funding
3.950% due 09/15/2027	5,500	5,496
4.433% (SOFRRATE + 0.710%) due 09/15/2027 ~	21,850	21,843

Essex Portfolio LP
3.375% due 04/15/2026	2,777	2,771

F&G Global Funding
1.750% due 06/30/2026	3,727	3,682
2.300% due 04/11/2027	6,000	5,862

Federation des Caisses Desjardins du Quebec
4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~	54,975	55,171

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	5,870	5,815
4.271% due 01/09/2027	5,716	5,688
4.389% due 01/08/2026	30,584	30,586
4.542% due 08/01/2026	33,119	33,082
5.125% due 11/05/2026	10,110	10,168
6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~	2,424	2,433
6.950% due 03/06/2026	11,200	11,226

GA Global Funding Trust
1.625% due 01/15/2026	34,284	34,253
2.250% due 01/06/2027	11,900	11,687

86	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Motors Financial Co., Inc.
1.250% due 01/08/2026	$1,348	$1,347
4.000% due 10/06/2026	1,050	1,050
5.250% due 03/01/2026	6,353	6,358
5.400% due 04/06/2026	10,352	10,389

Goldman Sachs Bank USA
4.495% (SOFRRATE + 0.770%) due 03/18/2027 ~	9,538	9,549
4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~	37,164	37,223

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	25,939	25,808
4.548% due 03/09/2027 •	19,898	19,924
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~	23,840	23,890
4.850% (SOFRRATE + 0.920%) due 10/21/2027 ~	10,932	10,971
4.907% (SOFRRATE + 1.120%) due 02/24/2028 ~	5,543	5,579
5.198% (SOFRRATE + 1.290%) due 04/23/2028 ~	1,317	1,329
5.871% (US0003M + 1.750%) due 10/28/2027 ~	6,320	6,400

HSBC Holdings PLC
4.300% due 03/08/2026	25,400	25,411
5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~	20,447	20,576
5.887% due 08/14/2027 •	2,720	2,749

HSBC USA, Inc.
4.706% (SOFRRATE + 0.960%) due 03/04/2027 ~	9,500	9,553

ING Groep NV
1.726% due 04/01/2027 •	57,838	57,482
4.625% due 01/06/2026	4,577	4,577
4.738% due 04/01/2027 •	48,848	48,920
5.288% (SOFRINDX + 1.560%) due 09/11/2027 ~	8,595	8,655

International Bank for Reconstruction & Development
4.035% (SOFRINDX + 0.310%) due 09/23/2026 ~	115,000	115,078

Jackson National Life Global Funding
4.628% due 06/09/2027 •	34,942	35,083
4.900% due 01/13/2027	16,600	16,741
5.500% due 01/09/2026	2,500	2,501
5.600% due 04/10/2026	47,699	47,895

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	40,396	40,097
3.960% due 01/29/2027 •	36,769	36,763
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~	20,725	20,780
4.797% (SOFRRATE + 0.885%) due 04/22/2027 ~	18,645	18,684
4.832% (SOFRRATE + 0.920%) due 04/22/2028 ~	14,458	14,529
4.842% (SOFRRATE + 0.930%) due 07/22/2028 ~	5,673	5,711
4.967% (SOFRRATE + 1.180%) due 02/24/2028 ~	19,437	19,616
5.108% (SOFRRATE + 1.200%) due 01/23/2028 ~	18,638	18,778

Lloyds Banking Group PLC
1.627% due 05/11/2027 •	16,306	16,159
5.408% (SOFRINDX + 1.560%) due 08/07/2027 ~	19,757	19,884
5.985% due 08/07/2027 •	43,623	44,116

Mitsubishi UFJ Financial Group, Inc.
1.538% due 07/20/2027 •	13,000	12,820

Mizuho Financial Group, Inc.
1.234% due 05/22/2027 •	58,292	57,654

Morgan Stanley
1.593% due 05/04/2027 •	39,100	38,763
5.050% due 01/28/2027 •	22,000	22,015

Morgan Stanley Bank NA
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~	44,884	44,986

Morgan Stanley Private Bank NA
4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~	68,288	68,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Bank of Canada
4.628% due 03/25/2027 •	$54,875	$54,934
4.702% due 03/05/2027 •	37,718	37,754
4.757% (SOFRINDX + 1.030%) due 07/02/2027 ~	3,650	3,659

Nationwide Building Society
5.097% (SOFRRATE + 1.290%) due 02/16/2028 ~	245	247
6.557% due 10/18/2027 •	5,000	5,095

NatWest Group PLC
1.642% due 06/14/2027 •	2,000	1,978
5.120% (SOFRRATE + 1.300%) due 11/15/2028 ~	181	183
5.847% due 03/02/2027 •	15,021	15,062

NatWest Markets PLC
4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~	10,380	10,410
4.675% (SOFRRATE + 0.950%) due 03/21/2028 ~	220	221
4.707% (SOFRRATE + 0.900%) due 05/17/2027 ~	23,314	23,460

New York Life Global Funding
4.244% (SOFRRATE + 0.410%) due 02/05/2027 ~	74,700	74,744
4.278% (SOFRRATE + 0.550%) due 06/11/2027 ~	100	100

Nomura Holdings, Inc.
1.653% due 07/14/2026	56,446	55,758
2.329% due 01/22/2027	1,000	983
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~	7,417	7,477

Nordea Bank Abp
4.465% (SOFRRATE + 0.740%) due 03/19/2027 ~	9,500	9,541

Pacific Life Global Funding II
4.328% (SOFRRATE + 0.480%) due 02/04/2027 ~	68,200	68,306
4.496% (SOFRRATE + 0.600%) due 01/27/2028 ~	41,040	41,080

PNC Bank NA
4.459% (SOFRRATE + 0.500%) due 01/15/2027 ~	42,550	42,602
4.660% (SOFRRATE + 0.730%) due 07/21/2028 ~	700	701
4.775% due 01/15/2027 •	7,950	7,952

Protective Life Global Funding
4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~	30,500	30,549

Reliance Standard Life Global Funding II
5.243% due 02/02/2026	599	599

RGA Global Funding
2.000% due 11/30/2026	9,000	8,843

Royal Bank of Canada
4.292% (SOFRRATE + 0.310%) due 10/09/2026 ~	18,000	18,003
4.314% (SOFRINDX + 0.460%) due 08/03/2026 ~	38,600	38,655
4.445% (SOFRINDX + 0.590%) due 11/02/2026 ~	2,600	2,607
4.548% (SOFRINDX + 0.820%) due 03/27/2028 ~	29,650	29,762
4.657% (SOFRINDX + 0.720%) due 10/18/2027 ~	51,979	52,124
4.698% (SOFRINDX + 0.790%) due 07/23/2027 ~	63,728	63,883
4.797% (SOFRINDX + 0.860%) due 10/18/2028 ~	5,554	5,582

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •	43,800	43,990

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,407	8,357
6.124% due 05/31/2027 •	12,500	12,587

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	81,574	80,673

Scentre Group Trust 1/Scentre Group Trust 2
3.625% due 01/28/2026	2,819	2,818

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	$4,205	$4,135

Societe Generale SA
6.447% due 01/12/2027 •	15,731	15,740

Standard Chartered Bank
4.634% (SOFRRATE + 0.650%) due 10/08/2026 ~	4,000	4,012

Standard Chartered PLC
1.456% due 01/14/2027 •	77,691	77,628
4.050% due 04/12/2026	10,300	10,301
5.935% (SOFRRATE + 1.930%) due 07/06/2027 ~	15,400	15,505
6.170% due 01/09/2027 •	2,281	2,282
6.187% due 07/06/2027 •	33,623	33,970

Sumitomo Mitsui Financial Group, Inc.
4.867% (SOFRRATE + 0.880%) due 01/14/2027 ~	8,664	8,712
5.289% (SOFRRATE + 1.300%) due 07/13/2026 ~	44,888	45,156
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~	30,620	30,632

Sumitomo Mitsui Trust Bank Ltd.
4.866% (SOFRRATE + 1.120%) due 03/09/2026 ~	13,727	13,752
4.880% (SOFRRATE + 1.150%) due 09/14/2026 ~	2,850	2,870
4.908% (SOFRRATE + 1.120%) due 03/09/2026 ~	18,395	18,428
4.926% (SOFRRATE + 1.150%) due 09/14/2026 ~	4,612	4,644

Svenska Handelsbanken AB
4.973% due 06/15/2026 •	1,000	1,005

Swedbank AB
5.103% due 06/15/2026 •	10,509	10,564

Synchrony Financial
3.700% due 08/04/2026	9,408	9,377

Temasek Financial I Ltd.
4.216% (SOFRRATE + 0.380%) due 08/20/2027 ~	68,100	68,215

Toyota Motor Credit Corp.
4.257% (SOFRRATE + 0.450%) due 05/15/2026 ~	11,202	11,214
4.596% (SOFRRATE + 0.770%) due 08/07/2026 ~	36,000	36,121
4.661% (SOFRRATE + 0.650%) due 01/05/2026 ~	8,000	8,000

UBS Group AG
1.305% due 02/02/2027 •	68,794	68,602
1.364% due 01/30/2027 •	26,952	26,892
4.125% due 04/15/2026	49,300	49,325
4.703% due 08/05/2027 •	7,439	7,466
5.711% due 01/12/2027 •	4,113	4,115

United Overseas Bank Ltd.
4.365% (SOFRINDX + 0.580%) due 04/02/2028 ~	64,500	64,641

Ventas Realty LP
4.125% due 01/15/2026	9,960	9,959

Voya Financial, Inc.
3.650% due 06/15/2026	4,549	4,540

Wells Fargo & Co.
3.196% due 06/17/2027 •	38,473	38,323
4.682% (SOFRRATE + 0.780%) due 01/24/2028 ~	22,762	22,819
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~	5,643	5,676

Wells Fargo Bank NA
4.886% (SOFRRATE + 1.060%) due 08/07/2026 ~	200	201

Weyerhaeuser Co.
4.750% due 05/15/2026	5,501	5,513

		5,460,329

INDUSTRIALS 15.7%

7-Eleven, Inc.
0.950% due 02/10/2026	29,452	29,349

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	87

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	$13,400	$13,466

Amphenol Corp.
3.900% due 11/15/2028	2,600	2,598
4.349% (SOFRRATE + 0.530%) due 11/15/2027 ~	23,400	23,449

AutoZone, Inc.
3.125% due 04/21/2026	1,316	1,313

Bacardi Ltd.
2.750% due 07/15/2026	25,500	25,293

BAT International Finance PLC
1.668% due 03/25/2026	64,530	64,179

Bayer U.S. Finance LLC
6.125% due 11/21/2026	26,550	26,939

Berry Global, Inc.
1.570% due 01/15/2026	123,696	123,574
4.875% due 07/15/2026	15,583	15,586

BMW U.S. Capital LLC
4.150% due 08/11/2027	28,600	28,731
4.277% (SOFRINDX + 0.550%) due 04/02/2026 ~	25,530	25,551
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~	30,020	30,143
4.530% (SOFRRATE + 0.710%) due 08/11/2027 ~	50,432	50,576
4.614% (SOFRINDX + 0.800%) due 08/13/2026 ~	31,131	31,230
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~	1,025	1,030
4.650% due 03/19/2027	7,600	7,666
4.734% (SOFRINDX + 0.920%) due 08/13/2027 ~	1,670	1,680

Boeing Co.
2.196% due 02/04/2026	149,458	149,180
2.750% due 02/01/2026	22,576	22,550

Conagra Brands, Inc.
5.300% due 10/01/2026	60,233	60,754
7.125% due 10/01/2026	789	806

Constellation Brands, Inc.
3.700% due 12/06/2026	7,780	7,763

Cox Communications, Inc.
3.350% due 09/15/2026	31,804	31,644

CVS Health Corp.
2.875% due 06/01/2026	42,745	42,535

Daimler Truck Finance North America LLC
4.300% due 08/12/2027	29,200	29,345

Elevance Health, Inc.
1.500% due 03/15/2026	8,574	8,530

Enbridge, Inc.
1.600% due 10/04/2026	3,251	3,193
4.250% due 12/01/2026	13,334	13,363

Energy Transfer LP
3.900% due 07/15/2026	13,601	13,592
4.400% due 03/15/2027	1,549	1,555
4.750% due 01/15/2026	38,672	38,679
6.050% due 12/01/2026	12,998	13,211

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	30,646	30,499

FirstEnergy Pennsylvania Electric Co.
5.150% due 03/30/2026	7,115	7,133

Flex Ltd.
3.750% due 02/01/2026	13,233	13,222

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	3,050	2,982

GATX Corp.
3.250% due 09/15/2026	11,385	11,329

Glencore Funding LLC
1.625% due 04/27/2026	825	818

Global Payments, Inc.
1.200% due 03/01/2026	31,987	31,840
2.150% due 01/15/2027	3,000	2,938

HCA, Inc.
5.250% due 06/15/2026	4,501	4,505
5.375% due 09/01/2026	18,550	18,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Capital America
1.300% due 01/08/2026	$2,016	$2,015
1.500% due 06/15/2026	5,347	5,286
1.650% due 09/17/2026	700	689
3.500% due 11/02/2026	4,632	4,611
4.718% (SOFRRATE + 0.990%) due 03/25/2027 ~	46,500	46,700
4.757% (SOFRRATE + 1.030%) due 09/24/2027 ~	2,430	2,439
4.765% (SOFRRATE + 1.040%) due 03/19/2027 ~	9,465	9,499
4.767% (SOFRRATE + 1.040%) due 06/24/2027 ~	8,097	8,131
4.846% (SOFRRATE + 1.120%) due 06/23/2027 ~	16,300	16,397
4.914% (SOFRRATE + 0.920%) due 01/07/2028 ~	1,842	1,846
5.250% due 01/08/2027	3,706	3,750
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	11,760	11,855
5.500% due 03/30/2026	2,391	2,399
5.950% due 09/21/2026	8,986	9,105

Illumina, Inc.
4.650% due 09/09/2026	15,532	15,587

Imperial Brands Finance PLC
3.500% due 07/26/2026	25,256	25,151

Keurig Dr. Pepper, Inc.
4.387% (SOFRRATE + 0.580%) due 11/15/2026 ~	21,201	21,210
4.603% (SOFRINDX + 0.880%) due 03/15/2027 ~	472	473

Kinder Morgan, Inc.
1.750% due 11/15/2026	3,314	3,254

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	3,370	3,316

Lowe’s Cos., Inc.
2.500% due 04/15/2026	4,037	4,021

Marathon Petroleum Corp.
5.125% due 12/15/2026	51,630	52,026

Mars, Inc.
4.450% due 03/01/2027	8,000	8,060

Marvell Technology, Inc.
1.650% due 04/15/2026	23,829	23,671

Mercedes-Benz Finance North America LLC
4.507% due 04/01/2027 •	5,193	5,212
4.507% (SOFRRATE + 0.780%) due 04/01/2027 ~	17,200	17,262
4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	34,600	34,668
4.659% (SOFRRATE + 0.850%) due 11/15/2027 ~	200	201
4.675% (SOFRRATE + 0.670%) due 01/09/2026 ~	75,440	75,447

Molson Coors Beverage Co.
3.000% due 07/15/2026	66,302	65,950

MPLX LP
1.750% due 03/01/2026	35,052	34,916
4.125% due 03/01/2027	2,132	2,134

National Fuel Gas Co.
5.500% due 10/01/2026	1,410	1,424

NTT Finance Corp.
1.162% due 04/03/2026	34,470	34,218
4.567% due 07/16/2027	1,700	1,715

NXP BV/NXP Funding LLC
5.350% due 03/01/2026	14,570	14,571

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026	31,970	31,942

Oracle Corp.
2.650% due 07/15/2026	14,373	14,258

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	19,985	19,759
3.400% due 11/15/2026	20,304	20,175
4.200% due 04/01/2027	2,100	2,101
4.450% due 01/29/2026	10,750	10,754
5.750% due 05/24/2026	6,514	6,546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pernod Ricard SA
3.250% due 06/08/2026	$23,803	$23,790

Renesas Electronics Corp.
2.170% due 11/25/2026	243	239

Rogers Communications, Inc.
2.900% due 11/15/2026	13,526	13,392
3.200% due 03/15/2027	7,830	7,754

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026 (b)	6,806	6,807
5.375% due 07/15/2027	3,919	3,950
5.500% due 08/31/2026	44,446	44,518

RTX Corp.
5.750% due 11/08/2026	3,459	3,507

SK Hynix, Inc.
1.500% due 01/19/2026	9,035	9,023

Southwest Airlines Co.
3.000% due 11/15/2026	22,347	22,151

Spectra Energy Partners LP
3.375% due 10/15/2026	12,200	12,149

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026	33,905	33,840

Synopsys, Inc.
4.550% due 04/01/2027	35,400	35,668

T-Mobile USA, Inc.
2.250% due 02/15/2026	183	183
2.625% due 04/15/2026	12,449	12,401

Take-Two Interactive Software, Inc.
5.000% due 03/28/2026	4,102	4,111

Telefonica Emisiones SA
4.103% due 03/08/2027	17,352	17,348

UnitedHealth Group, Inc.
4.459% (SOFRRATE + 0.500%) due 07/15/2026 ~	2,612	2,616

VMware LLC
1.400% due 08/15/2026	97,218	95,807

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	5,000	4,966
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~	66,391	66,455
4.788% (SOFRRATE + 1.060%) due 03/25/2027 ~	59,100	59,315
4.869% (SOFRRATE + 1.060%) due 08/14/2026 ~	25,323	25,407
5.700% due 09/12/2026	1,000	1,011

Vontier Corp.
1.800% due 04/01/2026	1,365	1,356

Walmart, Inc.
4.317% (SOFRINDX + 0.430%) due 04/28/2027 ~	154	155

Western Midstream Operating LP
4.650% due 07/01/2026	3,688	3,689

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	3,400	3,384

Williams Cos., Inc.
5.400% due 03/02/2026	35,907	35,987

Woodside Finance Ltd.
3.700% due 09/15/2026	100	100

Zimmer Biomet Holdings, Inc.
4.700% due 02/19/2027	3,098	3,125

		2,291,858

UTILITIES 5.7%

AES Corp.
1.375% due 01/15/2026	50,134	50,077

Ameren Corp.
5.700% due 12/01/2026	7,434	7,538

Black Hills Corp.
3.950% due 01/15/2026	13,974	13,971

Brooklyn Union Gas Co.
3.407% due 03/10/2026	3,300	3,296

CenterPoint Energy, Inc.
1.450% due 06/01/2026	60,671	60,030

88	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CMS Energy Corp.
3.000% due 05/15/2026	$1,162	$1,158

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026	8,194	8,184

Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026	4,736	4,781

Dominion Energy, Inc.
2.850% due 08/15/2026	8,649	8,586

Emera U.S. Finance LP
3.550% due 06/15/2026	13,530	13,489

Enel Americas SA
4.000% due 10/25/2026	15,995	15,963

Enel Finance International NV
1.625% due 07/12/2026	42,790	42,258

Entergy Corp.
2.950% due 09/01/2026	51,148	50,782

Eversource Energy
1.400% due 08/15/2026	4,638	4,560
2.900% due 03/01/2027	5,700	5,624
4.750% due 05/15/2026	30,217	30,297

Fells Point Funding Trust
3.046% due 01/31/2027	2,866	2,833

Fortis, Inc.
3.055% due 10/04/2026	46,894	46,519

National Rural Utilities Cooperative Finance Corp.
4.358% (SOFRRATE + 0.580%) due 11/22/2026 ~	41,200	41,301

NextEra Energy Capital Holdings, Inc.
4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~	62,424	62,449
4.685% due 09/01/2027	18,000	18,224

ONEOK, Inc.
4.850% due 07/15/2026	41,559	41,643
5.550% due 11/01/2026	330	334

Pacific Gas & Electric Co.
2.950% due 03/01/2026	2,800	2,793
3.150% due 01/01/2026	62,652	62,652

Pinnacle West Capital Corp.
4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	26,633	26,681

Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/2026	5,858	5,877

SA Global Sukuk Ltd.
1.602% due 06/17/2026	7,100	7,016

Sempra
5.400% due 08/01/2026	3,400	3,422

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	9,243	9,206

Southern California Edison Co.
1.200% due 02/01/2026	9,707	9,672
4.400% due 09/06/2026	41,090	41,170
4.900% due 06/01/2026	38,971	39,029
5.350% due 03/01/2026	79,152	79,299

Southern California Gas Co.
2.600% due 06/15/2026	3,730	3,709

Southwestern Electric Power Co.
1.650% due 03/15/2026	2,016	2,005
2.750% due 10/01/2026	6,420	6,364

Virginia Electric & Power Co.
2.950% due 11/15/2026	1,021	1,013

WEC Energy Group, Inc.
4.750% due 01/09/2026	4,178	4,179

		837,984

Total Corporate Bonds & Notes (Cost $8,573,535)		8,590,171

U.S. GOVERNMENT AGENCIES 14.7%

Federal Home Loan Mortgage Corp.
4.125% due 09/26/2028	34,175	34,195
6.300% due 09/01/2037 •	691	722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.613% due 02/25/2026 •	$315	$315

Federal Home Loan Mortgage Corp. REMICS
1.000% due 08/15/2044	3,679	3,137
4.418% due 02/15/2037 •	370	366
4.518% due 04/15/2041 •	117	116
4.548% due 09/15/2048 - 04/15/2049 •	2,769	2,718
4.598% due 07/15/2039 •	17	17
4.643% due 05/15/2038 •	1,045	1,014
4.653% due 05/15/2041 •	1,017	1,004
4.673% due 03/15/2037 - 03/15/2043 •	14,695	14,378
4.723% due 12/15/2042 - 11/15/2044 •	2,856	2,847
4.724% due 10/25/2055 •	5,342	5,362
4.743% due 06/15/2044 •	3,692	3,650
4.744% due 04/25/2055 •	83,453	83,715
4.773% due 12/15/2037 •	635	621
4.774% due 07/25/2054 - 12/25/2055 •	78,235	78,539
4.804% due 05/25/2055 •	75,876	76,229
4.814% due 11/25/2054 •	203,335	204,205
4.824% due 03/25/2055 - 09/25/2055 •	113,275	113,835
4.854% due 02/25/2055 •	21,348	21,456
4.874% due 10/25/2052 - 08/25/2055 •	283,693	285,594
4.974% due 08/25/2054 - 07/25/2055 •	20,864	20,941
5.009% due 03/15/2050 •	24,624	24,351
5.024% due 12/25/2054 - 08/25/2055 •	86,036	86,363
5.074% due 01/25/2055 - 08/25/2055 •	49,849	50,056
5.124% due 05/25/2054 - 06/25/2055 •	69,162	69,593

Federal Home Loan Mortgage Corp. STRIPS
4.348% due 11/15/2036 •	2	2
4.673% due 10/15/2037 - 02/15/2038 •	3,934	3,888

Federal National Mortgage Association
6.313% due 01/01/2036 •	964	1,007
6.497% due 05/01/2038 •	126	132

Federal National Mortgage Association REMICS
2.000% due 12/25/2044	637	570
4.239% due 05/25/2037 •	7	7
4.289% due 12/25/2045 •	1,124	1,109
4.319% due 02/25/2037 •	14	14
4.339% due 11/25/2036 •	22	22
4.389% due 06/25/2026 •	3	3
4.399% due 09/25/2035 •	135	134
4.409% due 03/25/2037 •	102	101
4.439% due 02/25/2038 - 06/25/2059 •	4,213	4,155
4.451% due 04/18/2028 - 09/18/2031 •	18	19
4.486% due 01/25/2037 •	148	146
4.489% due 06/25/2031 •	27	27
4.551% due 05/18/2032 •	15	15
4.601% due 03/18/2032 •	38	38
4.623% due 06/25/2048 •	4,739	4,689
4.643% due 08/25/2044 •	1,623	1,587
4.669% due 12/25/2037 •	174	174
4.673% due 08/25/2044 - 10/25/2044 •	5,363	5,312
4.689% due 05/25/2037 •	38	38
4.723% due 07/25/2044 - 03/25/2060 •	12,596	12,425
4.724% due 11/25/2054 •	22,101	22,159
4.739% due 03/25/2037 - 02/25/2040 •	35	35
4.769% due 02/25/2038 •	484	486
4.773% due 07/25/2046 •	3,106	3,088
4.774% due 12/25/2053 -08/25/2055 •	315,481	316,575
4.784% due 03/25/2055 •	10,957	10,998
4.823% due 07/25/2046 •	2,052	2,019

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.824% due 01/25/2055 - 03/25/2055 •	$21,503	$21,605
4.839% due 07/25/2038 •	9	9
4.874% due 10/25/2054 - 11/25/2055 •	68,717	69,103
4.889% due 03/25/2032 •	4	4
4.924% due 10/25/2054 - 09/25/2055 •	20,037	20,164
4.974% due 06/25/2054 - 10/25/2055 •	45,956	46,119
5.054% due 08/25/2055 •	2,688	2,698
5.074% due 12/25/2053 - 02/25/2055 •	57,033	57,258
5.124% due 02/25/2055 •	10,852	10,905

Government National Mortgage Association
6.000% due 12/15/2033	6	6
6.500% due 11/15/2033 - 12/15/2033	6	6
7.000% due 01/15/2031 - 07/15/2032	3	2
7.500% due 09/15/2027 - 06/15/2028	5	4

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,121	1,909
3.000% due 07/20/2046	140	139
4.110% due 05/20/2063 •	47	47
4.218% due 01/20/2068 •	580	578
4.298% due 03/20/2049 - 06/20/2049 •	10,679	10,493
4.337% due 10/20/2068 •	770	771
4.414% due 09/20/2060 - 03/20/2068 •	4,091	4,080
4.444% due 10/20/2060 •	354	353
4.448% due 09/20/2040 •	2,343	2,331
4.464% due 08/20/2058 •	120	120
4.468% due 05/20/2041 •	4,513	4,493
4.478% due 10/20/2040 •	4,286	4,268
4.484% due 11/20/2070 - 12/20/2070 •	14,512	14,407
4.494% due 12/20/2060 •	853	852
4.498% due 05/20/2041 •	1,261	1,256
4.514% due 08/20/2070 - 11/20/2070 •	2,393	2,374
4.549% due 01/16/2040 •	1,647	1,650
4.584% due 06/20/2067 •	323	323
4.588% due 02/20/2040 •	1,448	1,452
4.594% due 04/20/2065 •	57	57
4.614% due 03/20/2061 - 07/20/2067 •	1,305	1,306
4.618% due 04/20/2040 •	3,015	3,027
4.629% due 10/20/2062 •	22	22
4.648% due 03/20/2040 •	3,157	3,174
4.664% due 05/20/2065 •	5,115	5,118
4.677% due 06/20/2068 •	5,862	5,889
4.694% due 07/20/2062 •	92	92
4.714% due 01/20/2062 - 05/20/2069 •	4,094	4,100
4.744% due 04/20/2065 •	2,434	2,437
4.764% due 11/20/2064 - 10/20/2065 •	9,243	9,260
4.814% due 04/20/2070 •	29,879	29,912
4.818% due 06/20/2055 •	80,680	81,059
4.836% due 12/20/2053 - 04/20/2054 •	55,114	55,125
4.844% due 09/20/2063 •	35	35
4.848% due 01/20/2074 •	13,313	13,466
4.864% due 11/20/2065 -02/20/2067 •	1,398	1,403
4.868% due 01/20/2054 - 09/20/2073 •	27,162	27,382
4.894% due 09/20/2066 •	274	274
4.914% due 07/20/2066 •	537	540
4.918% due 06/20/2055 •	1,883	1,890
4.944% due 08/20/2066 •	1,001	1,005
5.014% due 09/20/2069 •	624	629
5.018% due 05/20/2073 •	18,067	18,267
5.030% due 05/20/2060 - 06/20/2060 •	1,165	1,173
5.034% due 07/20/2065 •	877	882

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	89

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.068% due 06/20/2055 - 07/20/2055 •	$11,185	$11,239
5.101% due 05/20/2060 •	571	578
5.114% due 01/20/2066 - 12/20/2066 •	1,715	1,726
5.164% due 02/20/2066 •	2,285	2,300
5.199% due 12/20/2068 •	4,351	4,366
5.227% due 06/20/2067 •	2,295	2,322
5.592% due 04/20/2067 •	544	550

Total U.S. Government Agencies (Cost $2,140,497)		2,146,697

U.S. TREASURY OBLIGATIONS 2.7%

U.S. Treasury Notes
3.625% due 10/31/2030	395,800	394,192

Total U.S. Treasury Obligations (Cost $394,095)		394,192

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	7,731	7,012

Ashford Hospitality Trust
4.823% due 04/15/2035 •	502	501

Bear Stearns ARM Trust
5.014% due 08/25/2033 ~	204	201

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	20,190	17,349

CRSNT Trust
4.694% due 04/15/2036 •	52,400	52,061

CSMC Trust
5.715% due 10/15/2037 •	8,700	8,680

GCAT Trust
2.650% due 10/25/2068 ~	879	860
2.885% due 12/27/2066 ~	16,534	15,575

Government National Mortgage Association REMICS
4.618% due 10/20/2075 •	27,148	27,118
4.688% due 09/20/2075 •	14,093	14,140
4.698% due 10/20/2075 •	20,562	20,653

JP Morgan Chase Commercial Mortgage Securities Trust
5.365% due 09/15/2029 •	17,535	17,044

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	4,134	4,138

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •	123	120

MF1 Trust
4.820% due 12/15/2034 •	2,700	2,699

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	227	224

Morgan Stanley Capital I Trust
4.898% due 11/15/2034 •	1,677	1,667

Natixis Commercial Mortgage Securities Trust
4.965% due 08/15/2038 •	2,785	2,706

OBX Trust
2.783% due 01/25/2062 þ	33,809	32,886

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	1,511	1,450

Starwood Mortgage Trust
4.723% due 11/15/2036 •	17,200	17,172

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	9,248	8,933
3.750% due 03/25/2058 ~	6,374	6,234
4.846% due 10/25/2059 •	676	677

Verus Securitization Trust
0.820% due 10/25/2063 ~	1,882	1,827

Total Non-Agency Mortgage-Backed Securities (Cost $269,585)		261,927

ASSET-BACKED SECURITIES 15.4%

AUTOMOBILE ABS OTHER 5.3%

BMW Vehicle Lease Trust
4.294% due 01/25/2027 •	3,597	3,597

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BofA Auto Trust
4.468% due 11/22/2027 •	$7,310	$7,315

CarMax Auto Owner Trust
4.354% due 08/15/2028	13,000	13,009
4.394% due 03/15/2029 •	33,700	33,731
4.414% due 03/15/2028 •	22,665	22,675
4.434% due 12/15/2027 •	5,497	5,498
4.454% due 09/15/2027 •	10,369	10,372
4.564% due 05/17/2027 •	49	49
4.674% due 07/17/2028 •	31,505	31,559

Chesapeake Funding II LLC
4.754% due 05/15/2036 •	5,448	5,454
5.234% due 05/15/2035 •	3,302	3,314

Ford Credit Auto Lease Trust
4.384% due 02/15/2027 •	3,934	3,934
4.394% (SOFR30A + 0.410%) due 08/15/2027 ~	16,873	16,877

Ford Credit Auto Owner Trust
4.284% due 06/15/2028 •	39,800	39,809
4.384% due 04/15/2027 •	4,824	4,826

GM Financial Automobile Leasing Trust
4.268% due 10/20/2027 •	20,600	20,606
4.328% due 05/20/2027 •	88,284	88,316
4.388% due 01/20/2027 •	8,359	8,362
4.418% (SOFR30A + 0.500%) due 07/20/2027 ~	26,514	26,544

GM Financial Consumer Automobile Receivables Trust
4.374% due 10/18/2027 •	10,943	10,946

Harley-Davidson Motorcycle Trust
4.644% due 07/17/2028 •	11,208	11,225

Hyundai Auto Lease Securitization Trust
4.374% due 01/18/2028	35,900	35,915
4.384% due 06/15/2027 •	28,765	28,773
4.484% due 03/15/2027 •	4,884	4,887
4.684% due 09/15/2027 •	34,566	34,645

Hyundai Auto Receivables Trust
4.334% (SOFR30A + 0.350%) due 07/17/2028 ~	26,600	26,616
4.384% due 09/15/2027 •	14,233	14,239

M&T Bank Auto Receivables Trust
4.484% due 05/15/2028 •	17,223	17,234

Mercedes-Benz Auto Lease Trust
4.424% due 12/15/2026 •	1,400	1,400

Nissan Auto Lease Trust
4.394% due 06/15/2027 •	11,419	11,424
4.434% due 11/15/2027 •	45,635	45,658

Nissan Auto Receivables Owner Trust
4.364% due 06/15/2027 •	11,455	11,459

Tesla Auto Lease Trust
4.508% due 01/20/2027 •	637	638

Toyota Auto Receivables Owner Trust
4.374% due 08/16/2027 •	17,445	17,449
4.524% due 03/15/2028 •	28,916	28,945

Toyota Lease Owner Trust
4.258% due 05/22/2028 •	22,150	22,167
4.328% due 07/20/2027 •	47,870	47,896
4.358% due 02/22/2027 •	2,948	2,949

Volkswagen Auto Lease Trust
4.288% due 04/20/2028 •	33,200	33,215
4.388% due 12/21/2026 •	3,741	3,742

World Omni Auto Receivables Trust
4.454% due 01/18/2028 •	483	483

World Omni Automobile Lease Securitization Trust
4.374% due 12/15/2027 •	14,812	14,820
4.414% due 02/16/2027 •	1,722	1,722

		774,294

AUTOMOBILE SEQUENTIAL 5.6%

ARI Fleet Lease Trust
4.590% due 03/15/2034	16,800	16,925
5.410% due 02/17/2032	2,473	2,475
5.540% due 04/15/2033	6,220	6,266

Bank of America Auto Trust
5.530% due 02/15/2028	6,377	6,423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BMW Vehicle Owner Trust
5.180% due 02/26/2029	$22,612	$22,824
5.470% due 02/25/2028	4,598	4,626

BofA Auto Trust
4.350% due 11/20/2029	5,442	5,481
4.520% due 11/22/2027	4,742	4,750
5.350% due 11/15/2028	11,024	11,138

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	983	995

CarMax Auto Owner Trust
4.750% due 10/15/2027	2,125	2,130
4.920% due 10/16/2028	31,632	31,883
5.050% due 01/18/2028	6,404	6,435
5.280% due 05/15/2028	13,463	13,557
5.340% due 08/16/2027	1,520	1,525
5.650% due 05/17/2027	147	147
6.000% due 07/17/2028	14,891	15,085

Carvana Auto Receivables Trust
3.210% due 12/11/2028	928	919
4.070% due 02/12/2029	8,900	8,903
4.190% due 03/12/2029	56,600	56,720
4.260% due 10/10/2029	3,237	3,245
4.500% due 06/12/2028	2,397	2,400
4.560% due 08/10/2028	11,416	11,435
4.610% due 11/10/2027	3,361	3,365
4.620% due 02/10/2028	714	715
4.640% due 01/10/2030	18,600	18,720
5.050% due 04/10/2029	17,878	17,965
5.330% due 07/10/2029	979	986
5.620% due 01/10/2029	676	682
5.980% due 12/10/2027	1,566	1,569
6.160% due 10/10/2028	1,054	1,064

Chase Auto Owner Trust
4.180% due 08/27/2029	2,100	2,108
4.940% due 07/25/2029	19,100	19,291
5.530% due 09/27/2027	389	389
5.680% due 01/25/2029	12,503	12,637

Citizens Auto Receivables Trust
5.110% due 04/17/2028	17,069	17,165
5.330% due 08/15/2028	18,130	18,258
5.830% due 02/15/2028	5,832	5,872
5.840% due 01/18/2028	5,212	5,243

Enterprise Fleet Financing LLC
4.380% due 07/20/2029	652	652
4.500% due 04/20/2028	27,900	28,051
4.510% due 02/22/2028	34,600	34,769
4.650% due 10/20/2027	3,732	3,748
4.690% due 07/20/2027	30,702	30,814
5.310% due 04/20/2027	882	885
5.740% due 12/20/2026	8,472	8,503

FCCU Auto Receivables Trust
5.760% due 11/15/2027	397	397

Ford Credit Auto Owner Trust
4.320% due 08/15/2027	3,679	3,682
4.650% due 02/15/2028	1,721	1,725
5.230% due 05/15/2028	2,211	2,226

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027	5,500	5,514

GM Financial Consumer Automobile Receivables Trust
4.660% due 02/16/2028	910	912
5.100% due 03/16/2029	8,371	8,441
5.130% due 04/16/2029	4,131	4,176
5.450% due 06/16/2028	3,433	3,458

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2028	69,041	69,469

GreenState Auto Receivables Trust
5.530% due 08/16/2027	325	325

Harley-Davidson Motorcycle Trust
4.620% due 08/16/2027	4,734	4,737

Honda Auto Receivables Owner Trust
4.560% due 03/15/2027	5,393	5,398
5.210% due 08/15/2028	2,445	2,466

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	13,193	13,302
5.540% due 10/16/2028	23,049	23,286

90	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LAD Auto Receivables Trust
4.640% due 11/15/2027	$200	$200

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	5,039	5,095

Nissan Auto Lease Trust
4.600% due 11/15/2027	1,692	1,698

Oscar U.S. Funding XVI LLC
5.480% due 02/10/2027 «	363	363

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	3,025	3,039

PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028	2,000	2,003
5.040% due 09/15/2027	421	422

SBNA Auto Lease Trust
4.680% due 04/20/2027	886	887
5.560% due 11/22/2027	25,384	25,520

SCCU Auto Receivables Trust
4.670% due 11/15/2028	5,919	5,936
5.450% due 12/15/2027	188	188

SFS Auto Receivables Securitization Trust
4.650% due 05/22/2028	4,285	4,292
4.710% due 05/22/2028	436	436
4.950% due 05/21/2029	3,613	3,636
5.330% due 11/20/2029	16,228	16,408
5.470% due 10/20/2028	4,548	4,578

Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028	35,900	36,026
4.630% due 07/20/2027	14,096	14,148

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028	7,000	7,016

Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	1,205	1,205
4.630% due 09/15/2027	2,149	2,154
5.300% due 09/15/2027	1,697	1,704
5.330% due 01/16/2029	1,744	1,763

Upgrade Auto Receivables Trust
4.540% due 05/15/2029	14,000	14,018

USAA Auto Owner Trust
5.030% due 03/15/2029	7,396	7,456
5.580% due 05/15/2028	1,101	1,108

USB Auto Owner Trust
4.510% due 06/15/2028	10,882	10,906

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	2,992	3,010

World Omni Auto Receivables Trust
4.430% due 12/17/2029	5,440	5,475
4.660% due 05/15/2028	2,665	2,671
4.780% due 01/18/2028	1,878	1,880
4.860% due 03/15/2029	13,097	13,171
5.610% due 02/15/2028	518	520

		818,184

CMBS OTHER 0.2%

AREIT Trust
5.187% due 01/20/2037 •	18,207	18,185

GPMT Ltd.
5.349% due 07/16/2035 •	2,531	2,530

Starwood Ltd.
5.334% due 11/15/2038 •	8,412	8,429

		29,144

CREDIT CARD BULLET 1.2%

Citibank Credit Card Issuance Trust
4.635% due 05/14/2029 •	5,550	5,599

Discover Card Execution Note Trust
4.930% due 06/15/2028	11,195	11,253

Evergreen Credit Card Trust
4.540% due 10/15/2029 •	88,000	88,332

Master Credit Card Trust II
4.693% due 01/21/2028 •	67,143	67,164

		172,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CREDIT CARD OTHER 1.1%

Golden Credit Card Trust
1.140% due 08/15/2028	$52,270	$51,389
1.970% due 01/15/2029	35,200	34,516

Trillium Credit Card Trust II
4.297% due 09/26/2030 •	63,500	63,744

		149,649

OTHER ABS 2.0%

Atlas Senior Loan Fund XIII
5.199% due 04/22/2031 •	80	80

Atlas Senior Loan Fund XVII Ltd.
4.944% due 10/20/2034 •	1,550	1,547

BlueMountain CLO Ltd.
5.048% due 10/25/2030 •	3,777	3,781
5.052% due 11/15/2030 •	1,252	1,252

CIFC Funding Ltd.
5.077% due 10/24/2030 •	6,848	6,856

Commonbond Student Loan Trust
4.696% due 05/25/2041 •	122	120

Crossroads Asset Trust
4.910% due 02/20/2032	1,668	1,681

Dell Equipment Finance Trust
4.680% due 07/22/2027	5,400	5,420

DLLAA LLC
4.700% due 10/20/2027	20,614	20,698

Dryden 54 Senior Loan Fund
5.034% due 10/19/2029 •	2,190	2,192

Dryden 64 CLO Ltd.
5.116% due 04/18/2031 •	3,384	3,386

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046	4,521	4,071

Gallatin CLO VIII Ltd.
5.256% due 07/15/2031 •	3,371	3,373

Golub Capital Partners CLO 60B Ltd.
5.168% due 10/25/2034 •	6,600	6,612

HPEFS Equipment Trust
4.070% due 11/22/2032	26,600	26,641

Kubota Credit Owner Trust
5.450% due 04/15/2027	8,350	8,379

LCM 29 Ltd.
5.236% due 04/15/2031 •	315	316

LCM Loan Income Fund I Ltd.
5.176% due 04/20/2031 •	652	652

M&T Equipment Notes
4.700% due 12/16/2027	12,800	12,867

Madison Park Funding XXXV Ltd.
5.136% due 04/20/2032 •	3,608	3,610

MMAF Equipment Finance LLC
5.200% due 09/13/2027	2,630	2,637
5.790% due 11/13/2026	144	144

Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	2,734	2,514
1.310% due 01/15/2069	6,288	5,955
1.580% due 04/15/2070	21,871	19,890
1.690% due 05/15/2069	3,785	3,618
2.230% due 07/15/2070	17,928	16,444
3.130% due 02/15/2068	804	796
4.000% due 12/15/2059	256	255
4.865% due 04/15/2069 •	5,251	5,226

Navient Refinance Loan Trust
4.800% due 10/15/2055	32,190	32,288

Navient Student Loan Trust
4.789% due 07/26/2066 •	3,734	3,718

Nelnet Student Loan Trust
1.420% due 04/20/2062	389	369
4.459% due 12/24/2035 •	791	787
4.646% due 08/25/2067 •	8,312	8,321
4.789% due 09/25/2065 •	4,684	4,690
4.839% due 02/25/2066 •	4,627	4,634

Newark BSL CLO 2 Ltd.
5.090% due 07/25/2030 •	710	711

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Octagon Investment Partners 39 Ltd.
5.034% due 10/20/2030 •	$2,193	$2,195

PEAC Solutions Receivables LLC
4.940% due 10/20/2028	6,200	6,241

PHEAA Student Loan Trust
4.939% due 11/25/2065 •	2,363	2,363

Post CLO Ltd.
4.985% due 10/15/2034 •	800	800

Romark CLO Ltd.
5.151% due 10/23/2030 •	1,140	1,141

Saranac CLO VI Ltd.
5.125% due 08/13/2031 •	1,716	1,717

SLM Private Credit Student Loan Trust
4.295% due 12/15/2038 •	2,222	2,195

SLM Student Loan Trust
4.639% due 12/27/2038 •	1,230	1,225
4.689% due 01/25/2029 •	1,495	1,471

SMB Private Education Loan Trust
1.290% due 07/15/2053	7,201	6,887
4.465% due 03/17/2053 •	3,120	3,095
4.965% due 07/15/2053 •	908	911

SoFi Consumer Loan Program Trust
4.470% due 08/15/2034	7,442	7,465

SoFi Professional Loan Program LLC
1.950% due 02/15/2046	6,776	6,395

Sound Point CLO XVIII Ltd.
5.266% due 01/21/2031 •	335	335

Sound Point CLO XX Ltd.
5.220% due 07/26/2031 •	117	117

Sounds Point CLO IV-R Ltd.
5.296% due 04/18/2031 •	310	310

Symphony CLO 36 Ltd.
5.305% due 01/16/2031 •	43	43

Venture XXVII CLO Ltd.
5.196% due 07/20/2030 •	186	187

Verizon Master Trust
4.588% due 08/20/2030 •	22,600	22,731

Voya Ltd.
5.166% due 10/15/2030 •	935	937

		295,292

Total Asset-Backed Securities (Cost $2,238,683)		2,238,911

SOVEREIGN ISSUES 0.6%

Kommunalbanken AS
4.045% (SOFRINDX + 0.320%) due 06/25/2027 ~	88,000	88,086

Korea National Oil Corp.
4.920% (SOFRRATE + 1.080%) due 11/14/2026 ~	1,250	1,262

Total Sovereign Issues (Cost $89,256)		89,348

SHORT-TERM INSTRUMENTS 5.5%

COMMERCIAL PAPER 3.3%

Air Lease Corp.
4.100% due 01/15/2026	1,900	1,897
4.150% due 01/02/2026	33,000	32,993

AMETEK, Inc.
4.150% due 01/12/2026	46,000	45,941

Crown Castle, Inc.
4.150% due 01/20/2026	125,000	124,709
4.150% due 01/21/2026	12,700	12,669

Edison International
4.550% due 01/05/2026	18,800	18,789

HCA, Inc.
4.100% due 01/20/2026	5,400	5,388
4.100% due 01/21/2026	5,600	5,587
4.110% due 02/02/2026	300	299
4.120% due 02/04/2026	3,400	3,387

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	91

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 01/07/2026	$114,650	$114,561
4.300% due 01/13/2026	66,450	66,354

Oracle Corp.
4.220% due 01/16/2026	45,100	45,023

Southern California Edison Co.
4.550% due 01/05/2026	5,850	5,847

VW Credit, Inc.
4.220% due 01/13/2026	5,000	4,993

		488,437

REPURCHASE AGREEMENTS (d) 2.1%
		300,000

SHORT-TERM NOTES 0.1%

HPEFS Equipment Trust
4.153% due 10/20/2026	10,470	10,481

Total Short-Term Instruments (Cost $798,994)		798,918

Total Investments in Securities (Cost $14,504,645)		14,520,164

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
3.870% (b)(c)	1,682,256	$1,682

Total Short-Term Instruments (Cost $1,682)		1,682

Total Investments in Affiliates (Cost $1,682)		1,682

Total Investments 99.6% (Cost $14,506,327)		$14,521,846

Financial Derivative Instruments (e)(h) 0.0% (Cost or Premiums, net $0)		828

Other Assets and Liabilities, net 0.4%		51,047

Net Assets 100.0%		$14,573,721

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Institutional Class Shares of each Fund.
(b)

Securities with an aggregate market value of $1,650 were out on loan in exchange for $1,682 of cash collateral as of December 31, 2025. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.

(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.750%	12/31/2025	01/02/2026	$4,000	U.S. Treasury Notes 0.625% due 08/15/2030	$(4,077)	$4,000	$4,001
SAL	3.870	12/31/2025	01/02/2026	296,000	U.S. Treasury Bills 0.000% due 11/27/2026	(302,068)	296,000	296,064

Total Repurchase Agreements						$(306,145)	$300,000	$300,065

92	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$4,001	$0	$0	$0	$4,001	$(4,077)	$(76)
SAL	296,064	0	0	0	296,064	(302,068)	(6,004)

Master Securities Forward Transaction Agreement
MSC	0	0	0	1,650	1,650	(1,682)	(32)

Total Borrowings and Other Financing Transactions	$300,065	$0	$0	$1,650

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$1,682	$0	$0	$0	$1,682

Total Borrowings	$1,682	$0	$0	$0	$1,682

Payable for securities on loan - cash collateral					$1,682

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(10,128) at a weighted average interest rate of 3.903%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note March Futures	03/2026	9,446	$(1,972,221)	$282	$664	$0
U.S. Treasury 5-Year Note March Futures	03/2026	1,395	(152,480)	(334)	164	0

Total Futures Contracts				$(52)	$828	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$828	$0	$828	$0	$0	$0	$0

Cash of $15,613 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	93

Schedule of Investments	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$828	$828

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(5,480)	$(5,480)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8,486	$8,486

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,460,329	$0	$5,460,329
Industrials	0	2,291,858	0	2,291,858
Utilities	0	837,984	0	837,984
U.S. Government Agencies	0	2,146,697	0	2,146,697
U.S. Treasury Obligations	0	394,192	0	394,192
Non-Agency Mortgage-Backed Securities	0	261,927	0	261,927
Asset-Backed Securities
Automobile ABS Other	0	774,294	0	774,294
Automobile Sequential	0	817,821	363	818,184
CMBS Other	0	29,144	0	29,144
Credit Card Bullet	0	172,348	0	172,348
Credit Card Other	0	149,649	0	149,649
Other ABS	0	295,292	0	295,292
Sovereign Issues	0	89,348	0	89,348
Short-Term Instruments
Commercial Paper	0	488,437	0	488,437
Repurchase Agreements	0	300,000	0	300,000

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Short-Term Notes	$0	$10,481	$0	$10,481

	0	14,519,801	363	14,520,164

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	1,682	0	0	1,682

Total Investments	$1,682	$14,519,801	$363	$14,521,846

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$828	$0	$828

Total Financial Derivative Instruments	$0	$828	$0	$828

Totals	$1,682	$14,520,629	$363	$14,522,674

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

94	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

MUNICIPAL BONDS & NOTES 84.0%

ALABAMA 4.4%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.670% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,983

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	5,000	5,280

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,955
5.500% due 10/01/2054	5,000	5,497

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	7,400	7,917
5.000% due 10/01/2055	4,800	5,164

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	3,300	3,532

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	25,000	26,493

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,500	1,662

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	4,700	5,117

Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,623
5.000% due 11/15/2036	1,220	1,312
5.000% due 11/15/2037	875	936

Huntsville Public Building Authority, Alabama Revenue Bonds, Series 2022
5.000% due 02/01/2047	2,210	2,275

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,500	3,866

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	1,900	1,907

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,400	4,724

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	5,950	6,294

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	8,700	9,245

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	2,600	2,784
5.000% due 01/01/2056	6,600	6,882

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	3,600	3,651

		111,099

ALASKA 0.2%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	1,905	2,114

Alaska Municipal Bond Bank Authority, Revenue Bonds, Series 2023
5.000% due 12/01/2042	1,000	1,071

Northern Tobacco Securitization Corp. Alaska Revenue Bonds, Series 2021
5.000% due 06/01/2033	2,890	3,079

		6,264

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 0.8%

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	$2,890	$3,192

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	8,500	8,879

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	421

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,500	1,519

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2043	5,000	5,489

		19,500

CALIFORNIA 4.4%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.770% (MUNIPSA) due 04/01/2056 ~	2,000	1,997

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	5,003
5.250% due 11/01/2054	7,750	8,236
5.500% due 10/01/2054	1,870	2,042

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	6,100	6,541
5.000% due 02/01/2055	8,100	8,762

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	5,400	5,603

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	1,001
4.000% due 03/01/2039	1,500	1,461

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	3,250	3,263

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	600	654
5.250% due 12/01/2042	3,000	3,221
5.250% due 12/01/2043	2,825	3,005

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	4,400	4,846

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	3,250	3,580
5.000% due 12/01/2035	7,400	8,407

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	1,100	1,110

California Municipal Finance Authority Revenue Bonds, Series 2025
4.217% due 11/20/2040	5,093	5,104

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2037	4,495	4,508

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	3,100	3,117

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	6,400	6,545

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	3,500	3,678

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (b)	1,500	771

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021
4.000% due 01/15/2033	$1,067	$1,125

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	1,955	1,740

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.687% due 06/01/2030	6,000	5,551

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2038	1,000	1,123

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020
4.000% due 06/01/2036	3,400	3,551

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	527
5.000% due 09/01/2044	690	709

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,300	3,728

		110,509

COLORADO 1.4%

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	300	319

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	6,000	5,409

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2044	1,365	1,385
5.000% due 11/15/2049	1,360	1,387

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,339
5.250% due 11/01/2037	1,450	1,597

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	5,800	6,264

Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	4,500	5,081

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	4,000	3,991

Colorado State Certificates of Participation Bonds, Series 2018
4.000% due 12/15/2036	3,455	3,513

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,422

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.276% (SOFRRATE) due 09/01/2039 ~	3,400	3,394

		35,101

CONNECTICUT 0.9%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	2,690	2,789

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,082
5.000% due 01/01/2035	4,290	4,473

Connecticut Special Tax State Revenue Bonds, Series 2022
5.000% due 07/01/2039	5,000	5,537

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	3,640	3,885

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	95

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	$2,725	$2,906

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,200	1,271

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2029	1,845	1,961

		23,904

DISTRICT OF COLUMBIA 2.0%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2039	9,155	10,303

District of Columbia General Obligation Notes, Series 2024
5.000% due 08/01/2031	3,000	3,387

District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,500	6,123

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2028	8,500	9,007

District of Columbia Revenue Bonds, Series 2025
5.000% due 04/01/2060	13,000	14,694

Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2031	2,075	2,145
5.000% due 07/01/2033	5,000	5,154

		50,813

FLORIDA 2.7%

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2029	3,450	3,731
5.000% due 07/01/2030	2,000	2,203

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	3,030

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	4,500	4,285

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
2.500% due 11/15/2054	17,000	17,000

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	1,500	1,605

JEA Electric System, Florida Revenue Notes, Series 2024
5.000% due 10/01/2034	4,500	5,246

JEA Water & Sewer System, Florida Revenue Bonds, Series 2020
4.000% due 10/01/2039	1,000	1,018

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020
5.000% due 10/01/2032	1,000	1,097

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038	6,000	6,904

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017
4.000% due 07/01/2033	3,000	3,014

Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2024
5.000% due 10/01/2032	2,750	3,153

Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023
5.000% due 10/01/2028	1,450	1,541

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	3,500	3,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2034 (b)	$1,850	$1,294

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (b)	350	328
0.000% due 10/01/2029 (b)	700	608

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2032	2,295	2,627

School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022
5.000% due 03/15/2052	5,000	5,112

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2033 (b)	200	151

		67,164

GEORGIA 2.6%

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	2,000	1,855

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2038	1,800	1,910

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	617

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,057
5.000% due 04/01/2043	3,375	3,557

Development Authority of Burke County, Georgia Revenue Bonds, Series 2008
3.375% due 11/01/2048	4,500	4,520

Fulton County, Georgia Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2030	1,000	1,087

Gainesville & Hall County, Georgia Hospital Authority Revenue Notes, Series 2024
5.000% due 10/15/2030	3,000	3,309

LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	720

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	700	707

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,962
5.000% due 12/01/2052	3,000	3,138

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,055
5.000% due 12/01/2053	7,600	8,137

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,800	1,935
5.000% due 12/01/2054	1,800	1,927
5.000% due 05/01/2055	3,400	3,629

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	15,300	16,304

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2031	1,200	1,262

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	2,000	1,931

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	400

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2027	200	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2033	$2,500	$2,824

		66,046

IDAHO 0.4%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	3,200	3,536

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.450% due 01/01/2044	2,325	2,340

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 01/01/2056	2,750	3,116

		8,992

ILLINOIS 4.1%

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	3,620	3,689

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	5,300	5,402

Illinois Finance Authority Revenue Bonds, Series 2020
2.400% due 08/15/2049	7,600	7,600

Illinois Finance Authority Revenue Bonds, Series 2022
2.400% due 08/15/2057	5,000	5,000

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2038	8,320	9,265

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2033	3,500	3,938

Illinois Sales Tax State Revenue Bonds, Series 2024
5.000% due 06/15/2040	1,195	1,289

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2037	5,860	6,255

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,990	4,146

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	7,500	7,912

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	7,000	7,493

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2032	5,000	5,571

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	2,100	2,102

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	2,500	2,672

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	14,400	14,897

Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	3,010
5.000% due 01/01/2036	5,000	5,745

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (b)	500	340
0.000% due 06/15/2037 (b)	1,500	966

Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2038	2,520	2,841

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,350	1,387

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2037	1,000	1,052

		102,572

96	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 1.0%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	$3,825	$3,669

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,100	2,055
4.250% due 11/01/2030	1,500	1,542

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2030	1,500	1,576

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,132
5.000% due 10/01/2037	800	898

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057	3,000	3,401

Indiana Finance Authority Revenue Notes, Series 2024
5.000% due 03/01/2031	600	656
5.000% due 03/01/2032	700	775

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	4,000	4,453

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	3,900	4,103

		24,260

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,264
5.000% due 12/01/2050	800	921

		4,185

KANSAS 0.1%

Leavenworth County, Kansas Unified School District No 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2041	2,105	2,222

KENTUCKY 1.6%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	4,500	5,009

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	1,650	1,651

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	1,800	1,937

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.000% due 05/01/2036	23,500	24,980
5.250% due 06/01/2055	1,700	1,799

Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024
4.375% due 09/01/2040	5,810	6,233

		41,609

LOUISIANA 1.0%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2045	13,100	12,819

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,244
5.000% due 08/15/2028	1,200	1,240

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2037	960	1,093
5.000% due 07/01/2040	700	773

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	1,980	1,739

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 10/15/2036	$1,000	$1,108

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	4,400	4,762

		24,778

MARYLAND 1.3%

Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025
6.250% due 09/01/2056	6,900	7,717

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	1,450	1,478

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	6,000	6,287

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	450
4.000% due 06/01/2037	225	222

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	2,200	2,396

Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 06/01/2031	350	375

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	3,490	3,891

Washington Suburban Sanitary Commission, Maryland Revenue Bonds, (CNTY Insured), Series 2013
2.500% due 06/01/2027	9,840	9,840

		32,656

MASSACHUSETTS 0.9%

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2036	5,000	5,853
5.000% due 04/01/2040	1,750	1,969
5.000% due 04/01/2042	2,000	2,202
5.000% due 04/01/2043	2,500	2,725
5.000% due 08/01/2048	6,500	6,866

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2033	1,500	1,754

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,500	1,583

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.920% (MUNIPSA) due 07/01/2049 ~	1,000	1,000

		23,952

MICHIGAN 2.6%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.445% (TSFR3M) due 07/01/2032 ~	3,000	2,991

Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,261
5.000% due 07/01/2030	1,715	1,869

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.000% due 07/01/2037	5,000	5,657

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.070% (MUNIPSA) due 04/15/2047 ~	3,500	3,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022
5.000% due 04/15/2030	$2,000	$2,193

Michigan Finance Authority Revenue Bonds, Series 2020
5.000% due 06/01/2040	5,000	5,098

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2039	1,290	1,401

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 08/31/2034	1,930	2,185

Michigan State Building Authority Revenue Bonds, Series 2023
5.000% due 10/15/2037	1,000	1,128

Michigan State Hospital Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	4,600	5,313

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	1,770	1,946

Michigan State Housing Development Authority Revenue Bonds, Series 2025
6.000% due 06/01/2056	19,900	22,058

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,800	2,031

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2046	1,890	2,028

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2031	2,730	3,063
5.000% due 11/15/2033	2,020	2,318

		66,032

MINNESOTA 0.8%

Fairview Health Services Obligated Group, Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2033	3,410	3,501

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2030	8,000	8,697
5.000% due 07/01/2032	2,000	2,226

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	3,060	3,226

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	1,800	1,823

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2039	1,000	1,102

		20,575

MISSISSIPPI 0.2%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	1,500	1,500

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2040	1,000	1,079

Mississippi Development Bank Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,392

		3,971

MISSOURI 0.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	2,700	2,586
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	4,000	4,581

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	7,000	7,758

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	97

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 05/01/2056	$1,700	$1,904

		16,829

MULTI-STATE 3.5%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	2,797	2,839

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
0.000% due 01/25/2043	20,917	21,312
4.534% due 11/25/2042	15,415	15,137

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	8,333	8,361
4.140% due 01/25/2040	10,723	10,465
4.415% due 08/25/2040	13,108	13,268

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	6,654	6,742
4.547% due 10/25/2040	6,420	6,565
4.564% due 04/25/2042 ~	4,972	5,018

		89,707

NEBRASKA 0.1%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2042	3,625	3,918

NEVADA 1.3%

Clark County, Nevada Department of Highway Revenue Bonds, Series 2024
4.000% due 07/01/2042	5,000	4,996

Clark County, Nevada Revenue Bonds, Series 2010
2.100% due 06/01/2031	5,000	4,568

Humboldt County, Nevada Revenue Bonds, Series 2016
3.550% due 10/01/2029	5,000	5,082

Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016
5.000% due 06/15/2031	1,465	1,474

Nevada State General Obligation Bonds, Series 2023
5.000% due 05/01/2040	10,000	11,091

Washoe County School District, Nevada General Obligation Bonds, Series 2023
4.125% due 06/01/2041	4,235	4,313

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,500	2,530

		34,054

NEW HAMPSHIRE 1.9%

New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024
4.150% due 10/20/2040	5,080	5,085

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	4,854	4,693

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
4.034% due 10/01/2051	1,388	1,377

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.086% due 01/20/2041 ~	6,259	6,208
4.086% due 11/20/2042	9,168	8,954
4.794% due 02/20/2041	8,394	8,805

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2033	4,000	4,534
5.000% due 08/01/2034	1,700	1,943

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	5,260	5,923

		47,522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW JERSEY 2.0%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (e)	$12,510	$11,420

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2027	975	976

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2036	2,500	2,781

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	2,400	2,697

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2026	2,000	2,020

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)	1,500	1,114

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,380	1,449

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,311
5.000% due 06/15/2037	10,985	12,292

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	7,870	8,225

		50,285

NEW MEXICO 0.8%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	5,000	4,741

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	7,000	7,118

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	7,950	7,856

		19,715

NEW YORK 8.9%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	2,500	2,649

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2040	1,665	1,837

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	1,800	1,816

Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,369

New York City, New York General Obligation Bonds, Series 2015
2.500% due 06/01/2044	5,000	5,000

New York City, New York General Obligation Bonds, Series 2017
2.500% due 10/01/2046	14,200	14,200

New York City, New York General Obligation Bonds, Series 2018
2.500% due 12/01/2047	10,000	10,000

New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	2,005	2,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.350% due 06/15/2048	$20,000	$20,000

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2028	2,000	2,128

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,520	1,608

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
2.500% due 11/01/2042	20,000	20,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
2.500% due 08/01/2042	15,150	15,150

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
2.500% due 11/01/2044	8,000	8,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,247
5.000% due 02/01/2040	2,450	2,624
5.250% due 08/01/2040	4,890	5,342

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 02/01/2039	3,000	3,303

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2037	2,000	2,256

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2037	4,500	5,087
5.000% due 05/01/2046	8,000	8,380
5.000% due 05/01/2047	4,000	4,150

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2035	1,000	1,175
5.000% due 11/01/2036	1,300	1,502
5.000% due 11/01/2037	4,500	5,148

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	5,800	6,150

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,158
5.000% due 11/15/2037	1,000	1,147

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,894
4.000% due 03/15/2048	5,000	4,572

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	4,740	4,433

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	2,000	2,165

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2039	3,385	3,716
5.000% due 07/01/2040	1,500	1,626
5.000% due 03/15/2042	2,250	2,463

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	6,100	6,971

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	3,000	3,029

98	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (e)	$6,500	$5,994

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	4,300	4,701

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	4,900	5,554

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2026	1,070	1,091

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	2,955	2,990

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	5,000	5,187

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022
5.000% due 11/15/2032	4,200	4,816

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 12/01/2033	1,000	1,171

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,280
5.000% due 06/01/2027	2,800	2,874

		225,124

NORTH CAROLINA 1.4%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.550% due 01/15/2037	17,765	17,765

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,229

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	2,979	3,046

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	3,390	3,723

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	4,100	4,690

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	4,300	4,727

		36,180

NORTH DAKOTA 0.2%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2036	1,050	1,157

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	2,650	2,921

		4,078

OHIO 2.6%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2038	1,830	1,794
5.000% due 06/01/2035	1,000	1,054
5.000% due 06/01/2036	2,065	2,166

Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,269

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2039	1,000	1,125

Franklin County, Ohio Revenue Bonds, Series 2013
2.950% due 12/01/2046	8,600	8,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kent State University, Ohio Revenue Bonds, Series 2022
5.000% due 05/01/2033	$510	$575

Northeast Ohio Medical University Revenue Notes, Series 2021
5.000% due 12/01/2029	115	122

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	8,950	9,403

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	3,200	3,051

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
2.450% due 01/01/2043	8,000	8,000

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2038	1,500	1,682
5.000% due 02/01/2039	1,750	1,951
5.000% due 02/01/2042	1,700	1,825

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	9,015	9,902

Ohio Water Development Authority Revenue Bonds, Series 2023
5.000% due 12/01/2038	1,250	1,415

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	5,000	5,253

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2036	380	427
5.000% due 12/01/2039	430	474
5.000% due 12/01/2040	410	448
5.000% due 12/01/2041	460	497

University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.000% due 06/01/2041	2,765	3,003

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (b)	845	696
0.000% due 12/01/2032 (b)	880	696

		65,428

OKLAHOMA 0.4%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,080
5.000% due 06/01/2037	1,100	1,228

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2036	4,000	4,556

Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2032	1,600	1,787

		9,651

OREGON 0.6%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,612
5.000% due 08/15/2036	1,500	1,604
5.000% due 08/15/2037	1,600	1,702

Oregon Department of Transportation State Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,000	1,139
5.000% due 05/15/2038	2,250	2,543

Oregon State Lottery Revenue Bonds, Series 2025
5.000% due 04/01/2036	1,440	1,689

Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	1,390	1,632
5.000% due 04/01/2035	2,015	2,388

		14,309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 3.0%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.020% (MUNIPSA) due 11/15/2047 ~	$10,000	$9,912

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	7,350	7,247

Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022
5.000% due 10/01/2033	5,000	5,713

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
3.466% (TSFR3M) due 06/01/2037 ~	4,000	3,781

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023
4.000% due 03/01/2035	1,100	1,168

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023
4.000% due 03/01/2033	600	637

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2042	4,060	3,838

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	5,500	5,721

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	6,900	7,618

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2029	1,250	1,283

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	1,080	1,183

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	1,986
5.000% due 12/01/2036	8,170	8,977

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2043	4,000	4,340

Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
5.000% due 02/01/2031	2,500	2,705

Philadelphia, Pennsylvania General Obligation Bonds, Series 2021
4.000% due 05/01/2037	2,700	2,777

School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019
4.000% due 09/01/2038	2,200	2,234

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	3,750	4,058

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022
5.000% due 06/01/2031	1,000	1,126

		76,304

PUERTO RICO 1.7%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.359% (US0003M + 0.520%) due 07/01/2029 ~	930	902

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	50,200	16,868
0.000% due 07/01/2051 (b)	26,355	6,627
4.500% due 07/01/2034	8,671	8,671
5.000% due 07/01/2058	1,000	964

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	3,700	3,625

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	99

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.550% due 07/01/2040	$4,200	$4,203

		41,860

RHODE ISLAND 0.8%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2037	1,000	1,095

Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034	6,500	7,238

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,006
5.000% due 06/01/2040	2,000	2,000

		21,339

SOUTH CAROLINA 0.8%

Charleston County, South Carolina Airport District Revenue Notes, Series 2024
5.000% due 07/01/2033	1,720	1,983

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	2,800	3,028

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2049	9,000	10,011

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.500% due 12/01/2054	3,000	3,203

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,175	1,295
5.000% due 12/01/2042	1,500	1,617

		21,137

SOUTH DAKOTA 0.1%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	3,305	3,302

TENNESSEE 1.3%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	865
5.000% due 07/01/2038	500	560

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	3,265	3,400

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	5,500	6,017

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,035

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,439

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,030

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,400	3,634

Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 01/01/2056	6,600	7,269

		33,249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 13.6%

AG East Montgomery County, Texas Improvement District Sales Tax Revenue Bonds, (AGM Insured), Series 2024
4.000% due 08/15/2044	$3,575	$3,395

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2040	4,000	4,420
5.000% due 02/15/2041	2,800	3,066

Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 03/01/2043	3,750	3,763

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	1,700	1,716

Board of Regents of the University of Texas System Revenue Bonds, Series 2024
5.000% due 08/15/2041	5,385	5,948

Board of Regents of the University of Texas System Revenue Bonds, Series 2025
5.000% due 08/15/2036	3,500	4,093

Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002
0.000% due 08/15/2026 (b)	3,000	2,948

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	3,600	3,887

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 02/15/2044	4,450	4,743

Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/01/2042	5,000	5,017

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2039	5,300	6,010

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,350	1,515

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2034	3,000	3,385

Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.350% due 10/01/2041	2,330	2,346

Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2025
4.450% due 04/01/2041	1,990	2,034

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	16,500	17,997

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2036	2,550	2,887

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2037	5,220	5,881

Ector County, Texas General Obligation Notes, Series 2024
5.000% due 02/15/2035	1,700	1,944

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	14,200	14,398

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	5,000	5,013

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	24,000	24,548

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	1,097	1,113

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	5,000	5,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
2.550% due 10/01/2041	$13,400	$13,400

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	6,000	6,391

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2041	7,800	8,452

Harris County, Texas Toll Road Revenue Bonds, Series 2023
5.000% due 08/15/2035	2,960	3,376

Harris County, Texas Toll Road Revenue Bonds, Series 2024
5.000% due 08/15/2037	5,000	5,682

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	1,540	1,707

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	3,300	3,483

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
5.000% due 02/15/2029	1,435	1,511

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 02/15/2039	3,250	3,310

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,684
5.000% due 02/15/2038	2,000	2,230
5.000% due 02/15/2039	5,000	5,526

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	14,500	14,756

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2030	2,290	2,502

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2039	1,200	1,315

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	4,000	4,428

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,600	2,618

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2042	1,335	1,311
4.000% due 05/15/2044	720	684
5.000% due 05/15/2038	1,000	1,115
5.000% due 05/15/2039	1,000	1,109

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,951

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.250% due 08/15/2041	5,000	5,587

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2040	940	1,035

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	2,875

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031	4,300	4,773

Permanent University Fund - University of Texas System Revenue Bonds, Series 2023
5.000% due 07/01/2040	1,090	1,203

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	3,600	4,092

100	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.550% due 03/01/2043	$5,000	$5,045

San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039	4,200	4,720

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,448

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2036	3,500	4,018
5.000% due 02/01/2040	4,380	4,844
5.000% due 02/01/2041	3,000	3,284

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055	11,500	11,544

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	2,500	2,497

Tarrant County Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.600% due 03/01/2043	2,000	2,028

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2053	5,000	5,516

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	6,400	7,150

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	8,300	9,282

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.120% (TSFR3M) due 12/15/2026 ~	2,500	2,501

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 06/30/2037	2,950	2,977

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2039	4,500	5,088
5.000% due 10/01/2042	5,790	6,357

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2040	2,000	2,210
5.000% due 03/15/2041	2,000	2,188

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2046 (b)	2,950	1,057

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,488

Texas Water Development Board Revenue Bonds, Series 2023
4.600% due 10/15/2039	2,045	2,185

Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,312
5.000% due 10/15/2030	1,775	1,977

Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2028	500	512
5.000% due 09/01/2032	400	429

		345,029

UTAH 0.3%

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	2,915	3,270

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	3,790	4,326

		7,596

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.8%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	$3,000	$3,244

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	4,000	4,621

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,043
5.000% due 07/01/2038	600	665

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	3,300	3,302

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2060	6,500	7,312

		20,187

WASHINGTON 2.3%

Energy Northwest, Washington Revenue Bonds, Series 2022
5.000% due 07/01/2035	3,000	3,374

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2041	3,500	3,911

Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023
5.000% due 01/01/2036	1,265	1,426

Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020
4.000% due 12/01/2037	2,135	2,188

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2037	5,000	5,016

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	2,000	1,873

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	2,000	1,816

Washington Health Care Facilities Authority Revenue Bonds, Series 2025
5.000% due 09/01/2043	2,185	2,315

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	3,200	3,502

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	3,055	3,058

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	5,000	5,000

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2037	1,500	1,613

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	4,500	4,468

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	4,110	3,892

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/01/2050	4,662	4,576

Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.947% due 11/20/2041	10,168	9,791

Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2035	1,000	1,093

		58,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	$2,400	$2,623

WISCONSIN 1.2%

Franklin Public School District, Wisconsin General Obligation Bonds, Series 2025
5.000% due 04/01/2040	6,180	6,752

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,250	2,353

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2030	265	273

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
2.450% due 04/01/2048	7,150	7,150

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	4,440	4,205

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2028 (b)	1,075	984

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,000	3,849

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2040	2,000	2,007

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2029	1,925	2,039
		29,612

Total Municipal Bonds & Notes (Cost $2,076,724)		2,124,154

U.S. GOVERNMENT AGENCIES 0.4%

Federal Home Loan Mortgage Corp.
3.800% due 01/01/2040	9,823	9,231

Total U.S. Government Agencies (Cost $9,456)		9,231

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

City of Dallas Housing Finance Corp.
4.625% due 10/01/2043	2,900	2,949

Multifamily Tax-Exempt Mortgage-Backed Bonds
4.500% due 08/01/2041	991	1,004

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	3,000	2,997

Total Non-Agency Mortgage-Backed Securities (Cost $6,891)		6,950

	SHARES
SHORT-TERM INSTRUMENTS 14.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	973,285	973

SHORT-TERM NOTES 5.7%

Federal Home Loan Bank Discount Notes
3.510% due 06/24/2026 (b)(c)	17,100	16,813
3.520% due 05/26/2026 - 06/12/2026 (b)(c)	2,800	2,760
3.527% due 06/12/2026 (b)(c)	1,300	1,280
3.545% due 06/05/2026 (b)(c)	21,300	20,982
3.560% due 03/25/2026 (b)(c)	5,200	5,157
3.565% due 02/25/2026 (b)(c)	9,700	9,647
3.570% due 03/20/2026 (b)(c)	2,400	2,381

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	101

Schedule of Investments	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.571% due 04/10/2026 (b)(c)	$3,900	$3,862
3.585% due 03/20/2026 - 04/22/2026 (b)(c)	41,700	41,334
3.590% due 03/27/2026 - 04/08/2026 (b)(c)	22,450	22,242
3.595% due 04/08/2026 (b)(c)	8,900	8,814
3.760% due 02/18/2026 (b)(c)	2,500	2,488
3.785% due 02/20/2026 (b)(c)	1,350	1,343
3.791% due 02/20/2026 (b)(c)	1,350	1,343
3.860% due 01/09/2026 (b)(c)	3,900	3,897

		144,343

U.S. TREASURY BILLS 8.7%
3.703% due 01/02/2026 - 04/28/2026 (a)(b)	220,300	219,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	$5,000	$5,028

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	3,000	3,018

Total Municipal Bonds & Notes (Cost $8,032)		8,046

Total Short-Term Instruments (Cost $372,441)		372,474

Total Investments in Securities (Cost $2,465,512)		2,512,809

Total Investments 99.4% (Cost $2,465,512)		$2,512,809

Other Assets and Liabilities, net 0.6%		14,581

Net Assets 100.0%		$2,527,390

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	11/28/2023	$11,117	$11,420	0.45%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/28/2023	5,837	5,994	0.24

				$16,954	$17,414	0.69%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$111,099	$0	$111,099
Alaska	0	6,264	0	6,264
Arizona	0	19,500	0	19,500
California	0	110,509	0	110,509
Colorado	0	35,101	0	35,101
Connecticut	0	23,904	0	23,904
District of Columbia	0	50,813	0	50,813
Florida	0	67,164	0	67,164
Georgia	0	66,046	0	66,046
Idaho	0	8,992	0	8,992
Illinois	0	102,572	0	102,572
Indiana	0	24,260	0	24,260
Iowa	0	4,185	0	4,185
Kansas	0	2,222	0	2,222
Kentucky	0	41,609	0	41,609
Louisiana	0	24,778	0	24,778
Maryland	0	32,656	0	32,656

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Massachusetts	$0	$23,952	$0	$23,952
Michigan	0	66,032	0	66,032
Minnesota	0	20,575	0	20,575
Mississippi	0	3,971	0	3,971
Missouri	0	16,829	0	16,829
Multi-State	0	89,707	0	89,707
Nebraska	0	3,918	0	3,918
Nevada	0	34,054	0	34,054
New Hampshire	0	47,522	0	47,522
New Jersey	0	50,285	0	50,285
New Mexico	0	19,715	0	19,715
New York	0	225,124	0	225,124
North Carolina	0	36,180	0	36,180
North Dakota	0	4,078	0	4,078
Ohio	0	65,428	0	65,428
Oklahoma	0	9,651	0	9,651
Oregon	0	14,309	0	14,309
Pennsylvania	0	76,304	0	76,304
Puerto Rico	0	41,860	0	41,860

102	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Rhode Island	$0	$21,339	$0	$21,339
South Carolina	0	21,137	0	21,137
South Dakota	0	3,302	0	3,302
Tennessee	0	33,249	0	33,249
Texas	0	345,029	0	345,029
Utah	0	7,596	0	7,596
Virginia	0	20,187	0	20,187
Washington	0	58,912	0	58,912
West Virginia	0	2,623	0	2,623
Wisconsin	0	29,612	0	29,612

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
U.S. Government Agencies	$0	$9,231	$0	$9,231
Non-Agency Mortgage-Backed Securities	0	6,950	0	6,950
Short-Term Instruments
Mutual Funds	0	973	0	973
Short-Term Notes	0	144,343	0	144,343
U.S. Treasury Bills	0	219,112	0	219,112
Municipal Bonds & Notes	0	8,046	0	8,046

Total Investments	$0	$2,512,809	$0	$2,512,809

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	103

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 194.4%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities X Ltd./Preferred Term Securities X, Inc.
5.120% (US0003M + 0.860%) due 07/03/2033 ~	$82	$82

Total Corporate Bonds & Notes (Cost $71)		82

U.S. GOVERNMENT AGENCIES 186.4%

Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032 - 09/01/2046	445	413
3.000% due 10/01/2026 - 08/01/2046	2,544	2,404
3.050% due 03/01/2032	221	205
3.500% due 12/01/2033 - 12/01/2048	415	393
4.000% due 07/01/2042 - 05/01/2049	7,821	7,538
4.400% due 06/01/2030	82	82
4.500% due 04/01/2039 - 04/01/2049	1,266	1,263
5.000% due 09/01/2033 - 03/01/2055	35,603	35,797
5.000% due 11/01/2054 - 02/01/2055 (h)	37,590	37,714
5.500% due 11/01/2030 - 09/01/2055	80,401	82,368
5.500% due 09/01/2054 - 03/01/2055 (h)	57,765	59,020
5.991% due 01/01/2034 •	2	2
6.000% due 08/01/2026 - 09/01/2055	45,738	47,705
6.000% due 11/01/2054 (h)	9,797	10,312
6.034% due 11/01/2031 •	4	4
6.368% due 09/01/2034 •	52	54
6.429% due 11/01/2036 •	55	57
6.500% due 02/01/2035 - 04/01/2035 •	12	13
6.500% due 05/01/2045 - 09/01/2055	34,382	35,811
6.520% due 09/01/2035 •	34	35
6.525% due 02/01/2035 •	1	1
6.582% due 10/01/2039 •	126	131
6.602% due 01/01/2035 •	3	3
6.612% due 06/01/2035 •	7	7
6.775% due 03/01/2035 •	1	1
6.814% due 08/01/2036 •	4	4
6.836% due 02/01/2035 •	3	3

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	3,227	3,142
4.228% due 10/25/2034 ~	800	796

Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2041 •	192	190
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	829	531
0.430% due 11/15/2040 •	111	88
1.229% due 05/15/2035 •	90	92
1.551% due 10/15/2037 ~(a)	5	0
1.561% due 10/15/2037 ~(a)	8	0
1.709% due 05/15/2037 ~(a)	8	0
1.741% due 03/15/2037 ~(a)	9	1
1.770% due 11/15/2036 - 11/15/2038 ~(a)	53	4
1.859% due 08/15/2041 ~(a)	8	0
1.862% due 06/15/2038 ~(a)	22	1
1.921% due 10/15/2041 ~(a)	22	1
1.964% due 02/15/2038 ~(a)	17	1
2.000% due 11/25/2050 (a)	375	50
2.084% due 08/15/2036 ~(a)	13	1
2.102% due 01/15/2043 •(a)	816	102
2.500% due 01/15/2045	111	104
3.000% due 05/15/2044	186	128
4.000% due 03/15/2042	487	436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 09/15/2045 - 04/15/2046 (a)	$679	$98
4.348% due 05/15/2035 •	12	12
4.548% due 12/15/2031 •	16	16
4.598% due 09/15/2030 - 06/15/2042 •	138	138
4.673% due 04/15/2038 •	161	159
4.724% due 05/25/2054 •	958	961
4.774% due 09/25/2055 - 12/25/2055 •	17,058	17,124
4.824% due 08/25/2055 •	18,707	18,877
4.874% due 02/25/2055 •	863	868
4.974% due 07/25/2054 - 11/25/2054 •	8,139	8,166
5.024% due 01/25/2055 •	1,629	1,635
5.074% due 10/25/2054 - 08/25/2055 •	27,178	27,303
5.124% due 05/25/2055 •	1,226	1,236
5.174% due 11/25/2054 - 03/25/2055 •	11,977	12,028
5.224% due 03/25/2055 •	4,337	4,378
5.274% due 02/25/2055 •	1,602	1,616
5.500% due 09/15/2035	137	135
5.500% due 10/15/2035 (a)	39	4
6.500% due 05/15/2028 - 03/15/2029	130	132
7.000% due 05/15/2037	323	349

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	3,003	464
3.500% due 01/15/2043 - 08/15/2045 (a)	336	52
4.673% due 10/15/2037 •	41	41
5.024% due 05/25/2054 •	704	707

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 02/25/2045 •	56	54

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	283	246
3.500% due 12/25/2046	214	190

Federal National Mortgage Association
2.500% due 06/01/2028 - 12/01/2046	296	267
3.000% due 10/01/2026 - 07/01/2060	3,952	3,664
3.500% due 05/01/2034 - 01/01/2057	14,581	13,743
3.575% due 02/01/2026	500	499
3.800% due 10/01/2029	735	731
4.000% due 06/01/2033 - 08/01/2051	27,171	26,389
4.005% due 06/01/2030	10,105	10,075
4.140% due 04/01/2028	155	156
4.160% due 10/01/2032	610	602
4.190% due 07/01/2030	1,920	1,926
4.280% due 02/01/2030	555	560
4.300% due 12/01/2032	17,000	16,956
4.350% due 12/01/2029 - 12/01/2032	3,705	3,705
4.370% due 11/01/2032	3,229	3,229
4.380% due 01/01/2031	714	715
4.385% due 07/01/2030 - 04/01/2033	2,515	2,543
4.410% due 01/01/2033	2,894	2,894
4.430% due 11/01/2032	3,000	3,007
4.490% due 04/01/2033	200	200
4.500% due 07/01/2032 - 04/01/2059	33,288	33,207
4.510% due 11/01/2032	7,725	7,784
4.590% due 06/01/2033	335	339
4.620% due 11/01/2030	6,146	6,264
4.660% due 11/01/2030	2,260	2,301
4.680% due 06/01/2030	1,480	1,507
4.700% due 07/01/2030 - 05/01/2035	4,085	4,164
4.720% due 03/01/2030	4,707	4,802
4.730% due 08/01/2030	1,700	1,723
4.740% due 04/01/2030	1,200	1,216
4.750% due 09/01/2030	2,147	2,198
4.770% due 12/01/2029	90	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 09/01/2032	$4,542	$4,642
4.860% due 12/01/2027 - 05/01/2035	3,226	3,299
4.870% due 05/01/2035	200	204
4.900% due 09/01/2030	2,535	2,617
4.930% due 09/01/2030	1,545	1,595
4.950% due 12/01/2035	2,731	2,774
4.960% due 09/01/2032	1,369	1,411
4.970% due 05/01/2035	4,786	4,912
4.980% due 05/01/2035	3,900	4,020
5.000% due 09/01/2049 - 02/01/2055	17,056	17,224
5.040% due 08/01/2030	2,087	2,164
5.050% due 03/01/2030	14,677	15,202
5.110% due 11/01/2030	1,819	1,884
5.140% due 02/01/2035	3,500	3,638
5.160% due 03/01/2030	10,377	10,743
5.180% due 05/01/2035	1,983	2,066
5.200% due 11/01/2030 - 05/01/2035	3,206	3,346
5.210% due 05/01/2035	1,093	1,139
5.230% due 05/01/2033 - 05/01/2035	2,809	2,931
5.250% due 02/01/2031	626	651
5.277% due 08/01/2042 - 10/01/2044 •	190	191
5.280% due 07/01/2030	937	976
5.500% due 09/01/2034 - 08/01/2055	51,688	52,713
5.500% due 11/01/2039 (h)	18,029	18,497
5.675% due 02/01/2036 •	84	85
5.765% due 11/01/2035 •	10	10
5.810% due 06/01/2031	1,700	1,768
5.890% due 08/01/2027 •	3	3
5.964% due 05/01/2035 •	19	20
5.985% due 01/01/2035 •	17	18
6.000% due 10/01/2032 - 09/01/2055	31,548	32,793
6.000% due 10/01/2054 (h)	17,967	18,483
6.010% due 10/01/2028 •	1	1
6.040% due 10/01/2035 •	3	4
6.050% due 05/01/2035 •	1	1
6.058% due 01/01/2035 •	3	4
6.081% due 11/01/2034 •	2	2
6.105% due 11/01/2048 •	81	85
6.136% due 02/01/2035 •	2	2
6.150% due 01/01/2035 •	12	12
6.155% due 11/01/2035 •	6	7
6.175% due 09/01/2034 •	18	19
6.180% due 01/01/2035 •	5	5
6.191% due 03/01/2035 •	2	2
6.220% due 10/01/2035 •	1	1
6.252% due 02/01/2035 •	9	10
6.269% due 01/01/2035 •	7	7
6.278% due 10/01/2037 •	183	191
6.285% due 03/01/2035 •	1	1
6.287% due 09/01/2041 •	20	21
6.313% due 01/01/2036 •	44	46
6.340% due 03/01/2035 •	2	2
6.374% due 04/01/2033 •	6	6
6.420% due 12/01/2034 •	3	3
6.422% due 05/01/2035 •	19	19
6.484% due 07/01/2035 •	12	13
6.487% due 09/01/2035 •	9	10
6.497% due 05/01/2038 •	126	132
6.500% due 11/01/2028 - 09/01/2055	43,909	45,908
6.532% due 02/01/2035 •	4	4
6.552% due 07/01/2035 •	5	5
6.573% due 02/01/2035 •	4	4
6.582% due 02/01/2035 •	4	4
6.634% due 07/01/2035 •	3	3
6.664% due 02/01/2035 •	2	2
6.665% due 02/01/2042 •	13	14
6.675% due 04/01/2035 •	11	11
6.715% due 05/01/2035 •	11	12
6.880% due 10/01/2032 •	69	69
7.000% due 06/01/2035	1	1

Federal National Mortgage Association - Bay Pkwy
4.990% due 01/01/2033 «	1,455	1,499

104	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association - Key Street
4.280% due 01/01/2031 «	$2,641	$2,651

Federal National Mortgage Association - King Westone
4.590% due 11/01/2030 «(c)	1,500	1,522

Federal National Mortgage Association - Promenade At Newna
4.680% due 11/01/2030 «(c)	8,330	8,489

Federal National Mortgage Association Interest STRIPS
2.000% due 04/25/2052 (a)	10,841	1,382
5.500% due 05/25/2036 - 12/25/2040 (a)	1,907	366
6.000% due 01/25/2037 - 11/25/2040 (a)	920	183
6.500% due 04/25/2038 (a)	10	2

Federal National Mortgage Association REMICS
0.000% due 04/25/2043 - 10/25/2045 •	721	512
0.200% due 02/25/2043 •(a)	101	1
1.430% due 10/25/2046 ~(a)	10	0
1.497% due 07/25/2044 ~(a)	36	1
1.558% due 07/25/2052 ~(a)	37	2
1.611% due 06/25/2044 •(a)	165	9
1.637% due 04/25/2055 ~(a)	58	3
1.643% due 07/25/2045 ~(a)	128	7
1.679% due 09/25/2045 ~(a)	21	1
1.683% due 07/25/2044 ~(a)	31	2
1.740% due 01/25/2045 ~(a)	22	1
1.747% due 08/25/2054 ~(a)	51	3
1.770% due 03/25/2045 ~(a)	79	4
1.937% due 08/25/2055 ~(a)	35	2
1.949% due 08/25/2044 ~(a)	23	2
2.000% due 08/25/2042	491	428
2.011% due 11/25/2049 •(a)	63	8
2.500% due 02/25/2051 (a)	535	91
2.596% due 11/25/2035 •(a)	229	17
3.000% due 07/25/2045	102	81
3.000% due 04/25/2046 (a)	91	10
3.500% due 03/25/2044 - 12/25/2047	271	264
3.500% due 04/25/2046 (a)	23	2
4.000% due 03/25/2041 - 11/25/2045	506	424
4.246% due 12/25/2036 •	249	245
4.289% due 12/25/2048 •	273	269
4.306% due 03/25/2034 •	15	15
4.336% due 08/25/2034 •	1	1
4.389% due 03/25/2049 •	177	175
4.439% due 07/25/2036 •	131	130
4.473% due 08/25/2050 •	89	85
4.489% due 03/25/2032 •	27	27
4.500% due 11/25/2039	52	48
4.649% due 04/25/2037 •	179	175
4.874% due 03/25/2055 - 11/25/2055 •	5,576	5,596
4.974% due 11/25/2055 •	2,359	2,365
4.989% due 04/25/2032 •	17	17
5.124% due 05/25/2054 - 10/25/2055 •	10,962	11,020
5.134% due 09/25/2054 •	6,008	6,041
5.224% due 01/25/2055 •	1,042	1,050
5.274% due 08/25/2054 - 02/25/2055 •	40,684	41,012
5.324% due 06/25/2054 •	815	823
5.374% due 01/25/2055 •	796	804
6.309% due 05/25/2035 ~	17	17
6.500% due 01/25/2032	8	9
8.000% due 07/25/2034	142	153

Federal National Mortgage Association REMICS Trust
4.109% due 06/25/2033 •	6	6
4.119% due 06/25/2032 •	23	23
4.159% due 11/25/2032 •	5	5

Federal National Mortgage Association-ACES
2.242% due 01/25/2031 ~(a)	1,696	86
2.944% due 07/25/2039	101	93

Government National Mortgage Association
2.000% due 03/20/2043	56	47
3.000% due 02/15/2043 - 03/15/2050	3,229	2,961
3.500% due 02/15/2042 - 03/20/2052	3,798	3,479

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 03/15/2045 - 10/20/2050	$6,428	$6,140
4.070% due 01/15/2050	1,090	973
4.500% due 07/15/2039 - 07/20/2052	3,582	3,509
5.000% due 11/20/2034 - 12/20/2048	659	671
5.500% due 09/15/2033 - 12/15/2039	59	62
6.000% due 05/20/2042 - 09/20/2053	503	522
6.500% due 03/15/2026 - 04/20/2055	245	254

Government National Mortgage Association REMICS
0.000% due 12/20/2036 (b)(e)	76	63
0.030% due 09/20/2045 •	138	93
0.077% due 08/20/2045 •	85	77
0.790% due 11/20/2045 ~(a)	50	2
0.828% due 09/20/2045 ~(a)	60	3
0.830% due 12/20/2045 ~(a)	44	2
0.833% due 06/20/2043 ~(a)	42	2
1.177% due 06/20/2042 ~(a)	43	2
1.227% due 06/20/2042 ~(a)	40	2
3.000% due 05/20/2047 - 11/20/2067	386	322
3.500% due 08/20/2042 - 05/20/2049 (a)	523	60
4.000% due 06/20/2045 (a)	272	49
4.218% due 11/20/2067 •	196	196
4.414% due 05/20/2068 •	364	363
4.464% due 02/20/2068 - 04/20/2070 •	107	106
4.500% due 06/20/2043	89	86
4.534% due 06/20/2070 •	241	239
4.544% due 05/20/2065 •	3	3
4.568% due 02/20/2074 •	595	595
4.588% due 04/20/2072 •	975	973
4.594% due 03/20/2061 •	4	4
4.618% due 08/20/2075 •	9,888	9,988
4.629% due 10/20/2062 •	84	84
4.670% due 04/20/2065 •	271	271
4.708% due 04/20/2074 •	471	473
4.712% due 10/20/2067 •	775	780
4.714% due 05/20/2069 - 02/20/2073 •	7,641	7,638
4.718% due 08/20/2072 •	190	191
4.754% due 01/20/2065 •	12	12
4.764% due 09/20/2069 •	209	209
4.788% due 02/20/2073 •	482	486
4.794% due 11/20/2065 •	150	150
4.818% due 08/20/2054 - 07/20/2074 •	2,542	2,555
4.834% due 09/20/2063 - 01/20/2069 •	106	106
4.848% due 01/20/2074 •	900	910
4.861% due 06/20/2068 •	194	194
4.864% due 09/20/2065 •	321	322
4.898% due 09/20/2073 •	457	462
4.914% due 01/20/2066 •	24	24
4.918% due 12/20/2073 •	1,428	1,443
4.927% due 08/20/2068 •	241	242
4.938% due 12/20/2072 •	402	407
4.968% due 08/20/2053 •	382	383
4.975% due 09/20/2066 •	76	76
5.014% due 01/20/2066 •	16	16
5.068% due 12/20/2070 •	217	220
5.099% due 01/20/2068 •	1,042	1,045
5.114% due 04/20/2063 - 03/20/2066 •	697	702
5.164% due 07/20/2070 - 08/20/2070 •	2,410	2,442
5.199% due 12/20/2068 •	73	73
5.264% due 03/20/2066 •	33	33
5.268% due 07/20/2055 •	19,625	19,810
5.338% due 02/20/2073 •	1,022	1,046
5.364% due 10/20/2070 •	596	608
5.414% due 09/20/2063 •	18	18
5.500% due 08/20/2035	33	34

Government National Mortgage Association, TBA
2.000% due 01/01/2056 - 02/01/2056	34,800	28,829
2.500% due 02/01/2056	46,100	39,763

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 01/01/2056	$57,000	$51,227
3.500% due 02/01/2056	58,590	53,321
4.000% due 01/01/2056 - 02/01/2056	38,500	36,362
4.500% due 01/01/2056 - 02/01/2056	15,500	15,089
5.000% due 01/01/2056	21,400	21,354
5.500% due 02/01/2056	7,700	7,770
6.000% due 02/01/2056	8,100	8,250
6.500% due 02/01/2056	16,000	16,523

Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2041 - 02/01/2056	49,935	40,971
2.500% due 01/01/2041 - 02/01/2056	39,300	33,335
3.000% due 01/01/2041 - 02/01/2056	69,500	62,655
3.500% due 01/01/2041 - 02/01/2056	9,400	8,717
4.000% due 01/01/2041	100	99
4.500% due 01/01/2041 - 02/01/2056	62,350	60,952
5.000% due 01/01/2041 - 02/01/2056	141,900	141,532
5.500% due 01/01/2056	1,000	1,014
6.000% due 01/01/2056 - 03/01/2056	144,900	148,727
6.500% due 02/01/2056 - 03/01/2056	4,900	5,098
7.000% due 02/01/2056	8,900	9,368

Total U.S. Government Agencies (Cost $1,785,185)		1,794,645

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	354	357

Banc of America Funding Trust
4.428% due 05/20/2035 •	17	16
4.787% due 01/20/2047 ~	75	65

Bank of America Mortgage Trust
5.750% due 07/20/2032 ~	1	1

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.126% due 01/25/2035 •	2	2

CHL Mortgage Pass-Through Trust
3.647% due 04/25/2035 ~	202	143
4.426% due 04/25/2035 •	7	7
4.546% due 02/25/2036 •	1	0
4.766% due 09/25/2034 •	29	26
5.875% due 06/19/2031 ~	11	11

Citigroup Mortgage Loan Trust, Inc.
4.646% due 08/25/2035 •	42	41
6.500% due 06/25/2054 ~	130	133

COMM Mortgage Trust
5.165% due 12/15/2038 •	1,439	1,422

Countrywide Alternative Loan Trust
4.248% due 07/20/2046 •	27	24
4.266% due 05/25/2035 •	107	105
4.346% due 09/25/2046 •	406	341
4.346% due 10/25/2046 •	31	25
4.526% due 10/25/2046 •	235	179

CSMC Trust
2.500% due 07/25/2056 ~	135	114

GreenPoint Mortgage Funding Trust
4.246% due 10/25/2046 •	107	100
4.246% due 12/25/2046 •	139	139
4.386% due 04/25/2036 •	37	33
4.526% due 10/25/2046 •	339	271

GS Mortgage Securities Corp. Trust
4.948% due 07/15/2031 •	1,100	854

GSR Mortgage Loan Trust
4.366% due 08/25/2046 •	173	38

HarborView Mortgage Loan Trust
4.326% due 03/19/2036 •	17	16

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	505	496

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	105

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
4.246% due 06/25/2046 •	$43	$39
4.246% due 11/25/2046 •	99	96

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	677	595
4.722% due 08/25/2051 •	1,771	1,643
4.746% due 11/25/2049 •	36	35

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	356	329
4.250% due 09/29/2046 «	659	604

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	391	377

MASTR Alternative Loan Trust
4.246% due 03/25/2036 •	952	81

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •	7	7

MFA Trust
1.381% due 04/25/2065 ~	68	67

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	293	283
5.000% due 09/25/2051 •	708	664

OBX Trust
3.000% due 01/25/2052 ~	316	276
5.610% due 11/25/2064 ~	3,008	3,038

RALI Trust
4.099% due 08/25/2035 ~	146	50
4.246% due 12/25/2046 •	79	72
4.306% due 05/25/2037 •	16	14
4.386% due 05/25/2046 •	56	44

Sequoia Mortgage Trust 5
4.546% due 10/19/2026 •	7	7

Structured Asset Mortgage Investments Trust
4.506% due 09/19/2032 •	2	2

Thornburg Mortgage Securities Trust
4.663% due 10/25/2046 •	25	25

Towd Point Mortgage Trust
4.846% due 05/25/2058 •	98	100

WaMu Mortgage Pass-Through Certificates Trust
4.846% due 07/25/2044 •	26	25
4.896% due 12/25/2045 •	245	219

Washington Mutual Mortgage Pass-Through Certificates Trust
4.749% due 12/25/2046 •	95	79

Total Non-Agency Mortgage-Backed Securities (Cost $14,798)		13,730

ASSET-BACKED SECURITIES 4.4%

CMBS OTHER 0.1%

Arbor Realty Commercial Real Estate Notes Ltd.
5.215% due 11/15/2036 •	613	617

HOME EQUITY OTHER 0.1%

Aegis Asset-Backed Securities Trust
4.546% due 03/25/2035 •	36	36

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amortizing Residential Collateral Trust
4.546% due 10/25/2031 •	$2	$2

Centex Home Equity Loan Trust
4.146% due 01/25/2032 •	4	4

Citigroup Mortgage Loan Trust, Inc.
4.166% due 12/25/2036 •	512	290

Countrywide Asset-Backed Certificates
4.346% due 03/25/2037 •	33	33

Countrywide Asset-Backed Certificates Trust
4.126% due 04/25/2047 •	59	58

EMC Mortgage Loan Trust
5.346% due 08/25/2040 •	27	28

GSAA Home Equity Trust
4.446% due 03/25/2037 •	166	66

GSAMP Trust
4.106% due 12/25/2046 •	367	197

Home Equity Asset Trust
4.446% due 11/25/2032 •	3	2

HSI Asset Securitization Corp. Trust
3.986% due 01/25/2037 •	251	195

Morgan Stanley ABS Capital I, Inc. Trust
3.916% due 10/25/2036 •	371	195

Saxon Asset Securities Trust
5.596% due 12/25/2037 •	147	132

		1,238

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.566% due 04/25/2037 •	474	126

OTHER ABS 4.2%

Anchorage Capital CLO 28 Ltd.
5.584% due 04/20/2037 •	400	402

Apex Credit CLO Ltd.
5.684% due 04/20/2036 •	500	503

ARES LXV CLO Ltd.
4.978% due 07/25/2034 •	1,700	1,700

Bain Capital Credit CLO Ltd.
5.042% due 07/17/2035 •	2,000	2,001

Benefit Street Partners CLO XXII Ltd.
5.034% due 04/20/2035 •	2,100	2,100

Birch Grove CLO Ltd.
5.472% due 07/17/2037 •	4,700	4,720

Canyon CLO Ltd.
5.005% due 10/15/2034 •	1,400	1,400

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •	2,200	2,201

Diameter Capital CLO 6 Ltd.
5.515% due 04/15/2037 •	500	503

Fortress Credit BSL X Ltd.
5.014% due 04/20/2033 •	1,200	1,201

Golub Capital Partners CLO 50B-R Ltd.
4.994% due 04/20/2035 •	2,100	2,100

KKR CLO 42 Ltd.
5.034% due 07/20/2034 •	2,800	2,802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marble Point CLO XXII Ltd.
5.078% due 07/25/2034 •	$2,700	$2,703

Park Avenue Institutional Advisers CLO Ltd.
4.994% due 01/20/2034 •	1,400	1,401

Sycamore Tree CLO Ltd.
5.564% due 01/20/2037 •	300	302

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •	1,500	1,500

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •	2,200	2,200

Symphony CLO XXXII Ltd.
5.419% due 10/23/2035	2,800	2,800

TCW CLO Ltd.
5.494% due 01/16/2037 •	500	502

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •	2,400	2,401

Vibrant CLO XII Ltd.
5.034% due 04/20/2034 •	2,300	2,300

Wind River CLO Ltd.
4.994% due 07/20/2034 •	2,700	2,701

		40,443

Total Asset-Backed Securities (Cost $42,832)		42,424

	SHARES
SHORT-TERM INSTRUMENTS 2.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (f)	991,333	991

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 1.7%
		16,100

U.S. TREASURY BILLS 0.4%
3.774% due 01/27/2026 - 04/28/2026 (d)(e)(k)	3,841	3,811

Total Short-Term Instruments (Cost $20,900)		20,902

Total Investments in Securities (Cost $1,863,786)		1,871,783

Total Investments 194.4% (Cost $1,863,786)		$1,871,783

Financial Derivative Instruments (i)(j) 1.6% (Cost or Premiums, net $18,231)		15,506

Other Assets and Liabilities, net (96.0)%		(924,430)

Net Assets 100.0%		$962,859

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.

106	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.870%	12/31/2025	01/02/2026	$16,100	U.S. Treasury Bills 0.000% due 10/29/2026	$(16,434)	$16,100	$16,103

Total Repurchase Agreements						$(16,434)	$16,100	$16,103

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SAL	3.970%	12/11/2025	01/07/2026	$(27,619)	$(27,686)
WFS	3.970	12/11/2025	01/07/2026	(79,546)	(79,739)

Total Reverse Repurchase Agreements					$(107,425)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (25.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2056	$60,750	$(57,656)	$(57,593)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2056	30,100	(29,950)	(30,023)
Uniform Mortgage-Backed Security, TBA	5.500	01/01/2041	6,000	(6,146)	(6,152)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2041	45,000	(46,130)	(46,129)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	90,000	(90,939)	(91,181)
Uniform Mortgage-Backed Security, TBA	6.000	01/01/2056	15,000	(15,349)	(15,403)

Total Short Sales (25.6)%				$(246,170)	$(246,481)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
SAL	$16,103	$(27,686)	$0	$0	$(11,583)	$12,460	$877
WFS	0	(79,739)	0	0	(79,739)	82,835	3,096

Total Borrowings and Other Financing Transactions	$16,103	$(107,425)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(107,425)	$0	$0	$(107,425)

Total Borrowings	$0	$(107,425)	$0	$0	$(107,425)

Payable for reverse repurchase agreements					$(107,425)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	107

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

(h)	Securities with an aggregate market value of $112,085 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(66,825) at a weighted average interest rate of 4.232%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2026	9	$	984	$(2)	$0	$(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	102		11,732	(64)	0	(19)

					$(66)	$0	$(20)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	3	$	(337)	$1	$1	$0

Total Futures Contracts					$(65)	$1	$(20)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$	2,300	$(27)	$(3)	$(30)	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		20,900	938	(385)	553	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		5,500	(183)	119	(64)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		8,600	426	(209)	217	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		14,800	(366)	235	(131)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032		5,000	(27)	86	59	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		18,200	(410)	245	(165)	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,300	(52)	50	(2)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		12,600	940	(340)	600	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		15,800	430	310	740	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		21,900	(193)	275	82	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		4,800	(34)	54	20	12	0

Total Swap Agreements							$1,442	$437	$1,879	$271	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$271	$272	$0	$(20)	$0	$(20)

Cash of $5,810 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

108	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

(J) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194%	03/04/2026	20,800	$ 68	$20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.906	03/04/2026	17,600	194	96
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	1,400	124	91
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	1,400	124	128
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	1,400	126	100
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	1,400	126	121
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	6,000	536	418
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	3,000	271	265
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	6,000	540	463
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	3,000	270	247
	Call -OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,800	246	197
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,800	246	244
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	50,500	4,383	3,833
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,200	190	171
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,200	190	176

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	118,000	34	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	5,800	75	30
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	5,800	75	95
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	2,900	258	193
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	2,900	258	261
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	1,600	146	123
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	1,600	146	132
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	1,600	144	117
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	1,600	144	136
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	2,200	197	156
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	2,200	197	191
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	5,600	497	416
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	2,800	249	235
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	4,200	369	299
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	4,200	369	362
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.628	08/20/2035	55,000	4,764	4,498

FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	2,500	9	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	1,500	133	100
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	1,500	133	135
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	1,500	134	106
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	1,500	134	130

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	2,500	10	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	1,600	144	106
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	1,600	144	146
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,800	241	218
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,800	241	224

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,600	229	187
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,600	229	223

							$17,337	$15,390

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	1,500	$2	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	3,500	2	0

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	2,000	1	0

					$5	$0

Total Purchased Options					$17,342	$15,390

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066%	02/05/2026	1,000	$(2)	$(1)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	5,100	(34)	(9)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	1,900	(2)	(1)

							$(38)	$(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	109

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	$93.750	02/05/2026	6,000	$(13)	$(11)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	95.672	02/05/2026	10,000	(33)	(24)

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	95.227	01/07/2026	4,900	(28)	(3)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	95.324	01/07/2026	10,000	(61)	(5)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	96.680	01/07/2026	10,000	(16)	0

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	97.375	01/07/2026	34,000	(94)	0

	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	93.781	02/05/2026	6,000	(14)	(12)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	11,500	(31)	(9)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	17,500	(44)	(13)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2056	102.297	02/05/2026	8,000	(16)	(3)

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	93.477	01/07/2026	10,000	(19)	0

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	96.457	01/07/2026	10,000	(16)	0

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 02/01/2056	103.664	02/05/2026	3,000	(4)	0

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	95.250	01/07/2026	5,100	(29)	(3)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	95.297	01/07/2026	5,000	(29)	(3)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	96.680	01/07/2026	10,000	(16)	0

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	95.664	02/05/2026	10,000	(36)	(24)

	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 03/01/2056	95.328	03/05/2026	3,000	(16)	(15)

					$(515)	$(125)

Total Written Options					$(553)	$(136)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$6,570	$0	$6,570	$0	$(35)	$0	$(35)	$6,535	$646	$7,181
BPS	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
DUB	0	7,245	0	7,245	0	(9)	0	(9)	7,236	440	7,676
GLM	0	471	0	471	0	(1)	0	(1)	470	0	470
GSC	0	0	0	0	0	(42)	0	(42)	(42)	98	56
JPM	0	694	0	694	0	(3)	0	(3)	691	0	691
MYC	0	410	0	410	0	0	0	0	410	(10)	400
SAL	0	0	0	0	0	(45)	0	(45)	(45)	0	(45)

Total Over the Counter	$0	$15,390	$0	$15,390	$0	$(136)	$0	$(136)

(k)

Securities with an aggregate market value of $1,184 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	0	0	0	271	271

	$0	$0	$0	$0	$272	$272

110	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Purchased Options	$0	$0	$0	$0	$15,390	$15,390

	$0	$0	$0	$0	$15,662	$15,662

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20	$20

Over the counter
Written Options	$0	$0	$0	$0	$136	$136

	$0	$0	$0	$0	$156	$156

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(43)	$(43)
Swap Agreements	0	0	0	0	61	61

	$0	$0	$0	$0	$18	$18

Over the counter
Purchased Options	$0	$0	$0	$0	$(979)	$(979)
Written Options	0	0	0	0	1,597	1,597

	$0	$0	$0	$0	$618	$618

	$0	$0	$0	$0	$636	$636

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(93)	$(93)
Swap Agreements	0	0	0	0	1,253	1,253

	$0	$0	$0	$0	$1,160	$1,160

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,621)	$(1,621)

Written Options	0	0	0	0	226	226
	$0	$0	$0	$0	$(1,395)	$(1,395)

	$0	$0	$0	$0	$(235)	$(235)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$82	$0	$82
U.S. Government Agencies	715	1,779,769	14,161	1,794,645
Non-Agency Mortgage-Backed Securities	0	12,420	1,310	13,730
Asset-Backed Securities
CMBS Other	0	617	0	617
Home Equity Other	0	1,238	0	1,238
Home Equity Sequential	0	126	0	126
Other ABS	0	40,443	0	40,443
Short-Term Instruments
Mutual Funds	0	991	0	991
Repurchase Agreements	0	16,100	0	16,100
U.S. Treasury Bills	0	3,811	0	3,811

Total Investments	$715	$1,855,597	$15,471	$1,871,783

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(246,481)	$0	$(246,481)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$272	$0	$272
Over the counter	0	15,390	0	15,390

	$0	$15,662	$0	$15,662

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20)	0	(20)
Over the counter	0	(136)	0	(136)

	$0	$(156)	$0	$(156)

Total Financial Derivative Instruments	$0	$15,506	$0	$15,506

Totals	$715	$1,624,622	$15,471	$1,640,808

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	111

Schedule of Investments	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	(Cont.)	December 31, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
U.S. Government Agencies	$4,463	$14,150	$(4,452)	$0	$0	$0	$0	$0	$14,161	$10
Non-Agency Mortgage-Backed Securities	1,394	0	(96)	(1)	(2)	15	0	0	1,310	5

Totals	$5,857	$14,150	$(4,548)	$(1)	$(2)	$15	$0	$0	$15,471	$15

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
U.S. Government Agencies	$14,161	Proxy Pricing	Purchase Price	100.359-103.313	101.610
Non-Agency Mortgage-Backed Securities	1,310	Discounted Cash Flow	Discount Rate	5.891-6.102	5.995

Total	$15,471

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

112	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%

Alfa-Bank CJSC
6.330% - 8.066% due 10/21/2026 «~(j)		$431	$431

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		22,500	22,663

Altice France SA
6.391% - 7.966% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	3,000	3,492
6.391% - 7.966% (EUR003M + 4.375%) due 10/30/2028 ~		$2,000	2,331
6.391% - 7.966% (TSFR3M + 4.125%) due 04/30/2028 ~		1,612	1,597
6.391% - 7.966% (TSFR3M + 5.063%) due 10/30/2028 ~		1,032	1,022
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		2,530	2,533

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032		10,000	10,021

Aspire Bakeries Holdings LLC
7.221% (TSFR1M + 3.500%) due 12/23/2030 ~		2,977	2,998

Bank of Industry Ltd.
3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,000	7,032

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		$116	115
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		896	897

Clydesdale Acquisition Holdings, Inc.
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~µ		28	28
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~		1,962	1,962

Cotiviti Corp.
6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~		983	947
6.623% - 7.716% (TSFR1M + 2.750%) due 03/26/2032 ~		4,975	4,788

CPPIB OVM Member U.S. LLC
6.172% - 8.338% (TSFR3M + 2.500%) due 08/20/2031 ~		1,975	1,990

Cyberswift U.S. Finco LLC
7.905% (TSFR3M + 4.000%) due 10/08/2032 ~		1,200	1,200

Databricks, Inc.
TBD% due 01/03/2031 ~µ		1,087	1,106
TBD% due 01/05/2032 «µ		20,987	21,040
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		4,913	4,999

DirecTV Financing LLC
9.340% (TSFR3M + 5.500%) due 02/17/2031 ~		1,760	1,762

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		8,000	7,847
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		1,300	1,277

FinCo I LLC
5.466% - 9.485% (TSFR1M + 1.750%) due 06/27/2029 ~		98	98

Froneri Lux FinCo SARL
6.122% - 8.639% (TSFR6M + 2.250%) due 09/30/2032 ~		1,000	1,001

GFL Environmental, Inc.
6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~		4,988	5,015

Global Medical Response, Inc.
7.384% (TSFR3M + 3.500%) due 10/01/2032 ~		2,090	2,106

Golden State Foods LLC
7.672% (TSFR3M + 4.000%) due 12/04/2031 ~		2,963	2,985

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ION Platform Finance U.S., Inc.
7.422% (TSFR3M + 3.750%) due 10/07/2032 ~		$7,100	$6,684

Jane Street Group LLC
5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		9,509	9,476

Kaseya, Inc.
6.716% - 7.672% (TSFR1M + 3.000%) due 03/20/2032 ~		3,970	3,978

LifePoint Health, Inc.
7.335% (TSFR1M + 3.500%) due 05/19/2031 ~		790	792
7.655% (TSFR3M + 3.750%) due 05/19/2031 ~		4,950	4,972

Medline Borrower LP
5.466% - 9.485% (TSFR1M + 1.750%) due 10/23/2030 ~		988	992

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		2,970	2,556

Modena Buyer LLC
8.090% (TSFR3M + 4.250%) due 07/01/2031 ~		1,485	1,480

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		2,880	2,328
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		269	254

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	5,000	6,754

Olympus Water U.S. Holding Corp.
6.922% - 7.422% (TSFR3M + 3.250%) due 11/03/2032 ~		$800	796

Panama Government International Bonds
3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	10,000	11,776
4.546% - 9.606% (EUR006M + 2.450%) due 04/01/2027 «~		7,600	9,020

Pantheon Senior Debt Secondaries III
6.026% - 8.831% due 03/26/2026 «~(j)		$1,400	1,400

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		3,292	2,908

Petco Health & Wellness Co., Inc.
7.184% - 7.198% (TSFR3M + 3.250%) due 03/03/2028 ~		7,216	7,155

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~		1,940	1,875

Primo Brands Corp.
5.922% - 9.100% (TSFR3M + 2.250%) due 03/31/2028 ~		980	984

Project Alpha Investindustrial
4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(j)	EUR	378	444

Project Flash
TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$9,000	9,000

Proofpoint, Inc.
6.672% - 7.690% (TSFR3M + 3.000%) due 08/31/2028 ~		3,960	3,987

Qnity Electronics, Inc.
5.804% - 9.234% (TSFR6M + 2.000%) due 11/01/2032 ~		900	905

QualityTech LP
7.284% (TSFR1M + 3.500%) due 10/30/2031 ~		3,970	3,982

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		9,975	9,983

Raven Acquisition Holdings LLC
TBD% - 9.859% (TSFR1M + 3.000%) due 11/19/2031 ~		1,857	1,866

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TBD% - 9.859% due 11/19/2031 ~µ		$133	$134

Republic of Kenya Government International Bonds
9.186% (PRIME + 5.400%) due 04/05/2028 «~		4,167	4,126

Rockpoint Gas Storage Partners LP
6.172% (TSFR3M + 2.500%) due 09/18/2031 ~		4,836	4,867

Specialty Building Products Holdings LLC
7.566% (TSFR1M + 3.750%) due 10/16/2028 ~		2,665	2,495

Stepstone Group MidCo 2 GmbH
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		3,980	3,735

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	2,000	2,362

TK Elevator Midco GmbH
6.947% - 7.384% (TSFR6M + 2.750%) due 04/30/2030 ~		$4,963	4,999

TransDigm, Inc.
TBD% due 01/19/2032		4,389	4,411
6.216% - 8.272% (TSFR1M + 2.500%) due 08/19/2032 ~		3,691	3,710

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	131,429	7,959

Trident TPI Holdings, Inc.
7.422% (TSFR3M + 3.750%) due 09/15/2028 ~		$9,676	9,318

Truist Insurance Holdings LLC
6.422% - 7.905% (TSFR3M + 2.750%) due 05/06/2031 ~		460	461

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		363	359
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		2,962	2,797
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		2,900	2,842

UKG, Inc.
6.338% - 8.000% (TSFR3M + 2.500%) due 02/10/2031 ~		889	891

VEON Amsterdam BV
8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		4,000	4,000

Versant Media Group, Inc.
TBD% due 01/30/2031		1,500	1,502

Vista Management Holding, Inc.
7.735% (TSFR3M + 3.750%) due 04/01/2031 ~		4,950	5,005

Total Loan Participations and Assignments (Cost $282,639)			287,603

CORPORATE BONDS & NOTES 29.1%

BANKING & FINANCE 8.7%

123 Lights Re Ltd.
14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		6,083	6,150

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031		2,800	2,889

American Tower Corp.
2.750% due 01/15/2027		575	568
3.650% due 03/15/2027		200	199
3.800% due 08/15/2029		1,400	1,379

Antares Holdings LP
6.500% due 02/08/2029		250	256

ARES Strategic Income Fund
4.850% due 01/15/2029		5,000	4,943
5.150% due 01/15/2031		5,000	4,909
5.450% due 09/09/2028		8,249	8,324
6.200% due 03/21/2032		5,864	6,017

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	113

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		$700	$740

Asurion LLC & Asurion Co-Issuer, Inc.
8.000% due 12/31/2032		9,800	10,174

Avilease Capital Ltd.
4.750% due 11/12/2030		10,000	9,928

Avolon Holdings Funding Ltd.
4.700% due 01/30/2031		2,300	2,286
4.900% due 10/10/2030		7,813	7,858
4.950% due 10/15/2032		16,620	16,473

Banco Santander SA
6.033% due 01/17/2035		4,902	5,252

Bank of America Corp.
2.592% due 04/29/2031 •		5,085	4,740
5.511% due 01/24/2036 •		9,138	9,533
5.819% due 09/15/2029 •		600	626

Barclays PLC
5.690% due 03/12/2030 •		1,125	1,171

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,300	1,382

BPCE SA
5.389% due 05/28/2031 •		5,100	5,238
6.027% due 05/28/2036 •		10,091	10,586
6.612% due 10/19/2027 •		250	255

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 •		4,000	4,160

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027		160	159

Brown & Brown, Inc.
4.900% due 06/23/2030		6,893	6,993

Burford Capital Global Finance LLC
7.500% due 07/15/2033		15,739	15,039
9.250% due 07/01/2031		6,506	6,707

CaixaBank SA
5.673% due 03/15/2030 •		1,392	1,446

Cantor Fitzgerald LP
7.200% due 12/12/2028		850	904

CFE Fibra E
5.875% due 09/23/2040		793	794

CI Financial Corp.
4.625% due 12/12/2031	EUR	5,200	6,159
7.500% due 05/30/2029		$2,318	2,467

CIMA Finance DAC
2.950% due 09/05/2029		3,166	2,988

Citadel Finance LLC
5.900% due 02/10/2030		15,580	15,912

Citadel LP
6.000% due 01/23/2030		8,285	8,659
6.375% due 01/23/2032		7,920	8,410

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		5,281	5,424

Constellation Global Funding
4.850% due 10/22/2030		11,095	11,018

COPT Defense Properties LP
4.500% due 10/15/2030		600	598

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	52,100	16,431
10.100% due 12/15/2043		8,500	2,750

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(i)		$8,000	8,097

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030		800	817

Crown Castle, Inc.
1.050% due 07/15/2026		475	467

Deloitte LLP
5.250% due 01/30/2030 «(i)		2,000	2,041
5.410% due 01/30/2032 «(i)		2,000	2,045
5.590% due 01/30/2035 «(i)		2,000	2,037

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030		3,276	3,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Encore Capital Group, Inc.
6.625% due 04/15/2031		$5,907	$5,941
8.500% due 05/15/2030		11,925	12,833
9.250% due 04/01/2029		3,484	3,676

EPR Properties
3.750% due 08/15/2029		17,405	16,888

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030		7,010	7,033

Equitable Holdings, Inc.
4.350% due 04/20/2028		20	20

Essential Properties LP
5.400% due 12/01/2035		12,439	12,468

Everglades Re II Ltd.
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	422

F&G Global Funding
5.875% due 01/16/2030		9,366	9,731

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		700	674
5.800% due 03/05/2027		1,125	1,139
5.875% due 11/07/2029		8,000	8,215
5.918% due 03/20/2028		15,400	15,767
6.798% due 11/07/2028		800	840

Fortitude Group Holdings LLC
6.250% due 04/01/2030		9,525	9,928

Freedom Mortgage Corp.
6.625% due 01/15/2027		1,560	1,571

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031		6,000	6,007
9.125% due 05/15/2031		2,632	2,830
9.250% due 02/01/2029		300	315

FS KKR Capital Corp.
3.125% due 10/12/2028		13,561	12,518
6.125% due 01/15/2031		5,000	4,882

FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,430	1,434
7.000% due 05/01/2031		3,701	3,900

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		2,425	2,331
5.250% due 02/15/2033		500	502
5.300% due 01/15/2029		3,331	3,391
5.625% due 09/15/2034		1,950	1,980
5.750% due 11/01/2037		2,200	2,196

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		1,250	1,251

Goldman Sachs Group, Inc.
5.218% due 04/23/2031 •		12,000	12,397

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		2,000	2,081

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		2,700	2,777
6.375% due 07/01/2034		1,700	1,733

Handshake Re Ltd.
4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	250

Hardwood Funding LLC
4.840% due 06/07/2028 «(i)		6,000	6,065

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		13	13
8.000% due 06/15/2027		446	463

Host Hotels & Resorts LP
3.500% due 09/15/2030		3,018	2,880

HPS Corporate Lending Fund
5.450% due 01/14/2028		12,250	12,389

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	120,106,000	9,992

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		$12,827	12,187

ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028		4,500	4,197
9.000% due 08/01/2029		7,949	7,861

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		$6,731	$6,854
6.750% due 05/01/2033		7,770	8,115
7.125% due 04/30/2031		1,935	2,034

JPMorgan Chase & Co.
5.294% due 07/22/2035 •		6,898	7,119
5.350% due 06/01/2034 •		7,436	7,729
5.502% due 01/24/2036 •		23,036	24,090
5.766% due 04/22/2035 •		2,820	3,007
6.254% due 10/23/2034 •		2,614	2,875

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,600	1,887

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		$2,934	3,004
7.000% due 07/15/2031		1,300	1,379

Lazard Group LLC
6.000% due 03/15/2031		10,018	10,622

Lineage OP LP
5.250% due 07/15/2030		10,124	10,224

Marex Group PLC
5.829% due 05/08/2028		13,381	13,610

Mitsubishi UFJ Financial Group, Inc.
5.406% due 04/19/2034 •		465	487
5.472% due 09/13/2033 •		2,400	2,515
5.574% due 01/16/2036 •		6,391	6,700

Morgan Stanley
3.622% due 04/01/2031 •		9,000	8,748
3.955% due 03/21/2035 •	EUR	1,000	1,193
6.407% due 11/01/2029 •		$500	530

National Health Investors, Inc.
5.350% due 02/01/2033		16,724	16,706

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		2,200	2,286

Newmark Group, Inc.
7.500% due 01/12/2029		12,469	13,388

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		1,140	1,060
5.625% due 09/29/2028		3,400	3,412
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~		550	547

Norinchukin Bank
4.674% due 09/09/2030		400	403
5.094% due 10/16/2029		13,203	13,465
5.359% due 09/09/2035		3,370	3,418

OneMain Finance Corp.
3.500% due 01/15/2027		3,074	3,046
6.125% due 05/15/2030		5,870	5,999
6.625% due 01/15/2028		8,000	8,237
6.625% due 05/15/2029		4,640	4,812
6.750% due 09/15/2033		7,500	7,604
7.125% due 11/15/2031		3,200	3,343
7.500% due 05/15/2031		4,450	4,685

Osaic Holdings, Inc.
6.750% due 08/01/2032		300	314

Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		900	941

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		2,850	2,201

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		5,150	5,290

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		857	864
7.875% due 12/15/2029		350	373

Rfna LP
7.875% due 02/15/2030		4,850	4,955

Rocket Cos., Inc.
6.125% due 08/01/2030		3,865	3,997

Sammons Financial Group Global Funding
5.100% due 12/10/2029		2,000	2,051

Sammons Financial Group, Inc.
6.875% due 04/15/2034		25,640	28,138

114	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Holdings USA, Inc.
5.473% due 03/20/2029 •	$7,395	$7,559
6.174% due 01/09/2030 •	636	663

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	800	795
4.320% due 09/22/2029 •	1,600	1,602
5.694% due 04/15/2031 •	4,300	4,485
6.534% due 01/10/2029 •	700	732

Selective Insurance Group, Inc.
5.900% due 04/15/2035	22,527	23,657

Service Properties Trust
0.000% due 09/30/2028 (e)	5,200	4,705

Sixth Street Lending Partners
5.750% due 01/15/2030	13,671	13,860
6.125% due 07/15/2030	8,498	8,726

SLM Corp.
3.125% due 11/02/2026	2,400	2,361
6.500% due 01/31/2030	10,715	11,107

SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.230% due 03/17/2026	4,700	4,708

Starwood Property Trust, Inc.
5.250% due 10/15/2028	500	506
5.750% due 01/15/2031	11,900	12,043
6.500% due 07/01/2030	3,000	3,140

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028	700	710

UBS Group AG
5.699% due 02/08/2035 •	1,000	1,052

UniCredit SpA
7.296% due 04/02/2034 •	300	322

VB DPR Finance Co.
6.833% due 03/15/2035 «(i)	4,200	4,512

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031	3,169	3,327

VICI Properties LP
4.950% due 02/15/2030	2,110	2,136
5.125% due 11/15/2031	14,869	15,070
5.750% due 04/01/2034	6,085	6,283

Wells Fargo & Co.
5.244% due 01/24/2031 •	3,900	4,041
5.389% due 04/24/2034 •	2,738	2,850

Weyerhaeuser Co.
7.375% due 03/15/2032	1,000	1,140

Winston RE Ltd.
10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~	300	310

		890,589

INDUSTRIALS 18.0%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	4,779	4,634
4.000% due 10/15/2030	26,172	24,956

Advance Auto Parts, Inc.
7.000% due 08/01/2030	13,089	13,209
7.375% due 08/01/2033	1,600	1,607

Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,197	1,146
3.600% due 09/15/2028	1,384	1,369

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.500% due 03/31/2031	500	506

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	21,417	22,440

Altice France SA
6.875% due 07/15/2032	4,611	4,425
9.500% due 11/01/2029	13,958	14,420

Amer Sports Co.
6.750% due 02/16/2031	775	813

American Airlines Pass-Through Trust
3.200% due 12/15/2029	988	967
3.600% due 03/22/2029	429	425
3.650% due 08/15/2030	1,022	1,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,300	$1,597
12.250% due 03/30/2029		$2,450	2,615

AppLovin Corp.
5.125% due 12/01/2029		1,000	1,026

Ashtead Capital, Inc.
5.800% due 04/15/2034		30,332	31,820

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		250	233

Axon Enterprise, Inc.
6.125% due 03/15/2030		14,820	15,336

Bausch & Lomb Corp.
8.375% due 10/01/2028		250	261

Baxter International, Inc.
4.450% due 02/15/2029		200	201
4.900% due 12/15/2030		600	605

Beacon Mobility Corp.
7.250% due 08/01/2030		15,701	16,431

Becton Dickinson & Co.
1.957% due 02/11/2031		1,453	1,292

Beignet Investor LLC
6.581% due 05/30/2049		75,800	80,152

Block, Inc.
5.625% due 08/15/2030		7,858	8,022
6.000% due 08/15/2033		7,098	7,291
6.500% due 05/15/2032		28,160	29,301

Boeing Co.
2.196% due 02/04/2026		2,300	2,296
3.250% due 02/01/2028		3,000	2,951
3.625% due 02/01/2031		6,804	6,539
5.150% due 05/01/2030		1,952	2,006
6.388% due 05/01/2031		1,000	1,086
6.528% due 05/01/2034		7,581	8,390
6.858% due 05/01/2054		2,420	2,720

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035		25,401	26,334

Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% due 01/15/2033		2,900	2,881

British Airways Pass-Through Trust
3.300% due 06/15/2034		590	558

Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/2028		100	99

Broadcom, Inc.
3.187% due 11/15/2036		11,924	10,117
4.926% due 05/15/2037		8,978	8,865

Builders FirstSource, Inc.
4.250% due 02/01/2032		6,263	5,969
5.000% due 03/01/2030		3,317	3,310

Camelot Finance SA
4.500% due 11/01/2026		224	223

Carnival Corp.
4.000% due 08/01/2028		15,996	15,768
5.125% due 05/01/2029		7,310	7,395

Carpenter Technology Corp.
5.625% due 03/01/2034		600	610

Carvana Co.
9.000% due 06/01/2030		4,000	4,198

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 05/01/2032		4,350	3,907

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		19,455	18,131
5.100% due 03/01/2030		15,357	15,661
5.550% due 08/22/2034		7,483	7,631

Centene Corp.
2.500% due 03/01/2031		16,458	14,222
3.000% due 10/15/2030		17,368	15,552

Cerdia Finanz GmbH
9.375% due 10/03/2031		8,847	9,190

CGI, Inc.
1.450% due 09/14/2026		400	393

Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029		1,000	936
2.800% due 04/01/2031		100	90

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 04/01/2061		$15,546	$9,278
3.950% due 06/30/2062		1,850	1,114

Cheniere Energy Partners LP
3.250% due 01/31/2032		250	230

Chord Energy Corp.
6.000% due 10/01/2030		13,401	13,616
6.750% due 03/15/2033		12,677	13,118

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030		13,740	12,929
9.750% due 01/15/2034		10,493	11,034

Civitas Resources, Inc.
9.625% due 06/15/2033		3,075	3,322

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		27,221	28,009

CMA CGM SA
5.000% due 01/15/2031	EUR	1,500	1,766
5.500% due 07/15/2029		1,000	1,220

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (k)		$20,471	19,170

CommonSpirit Health
4.352% due 09/01/2030		1,900	1,893
4.975% due 09/01/2035		2,300	2,274

Conagra Brands, Inc.
5.000% due 08/01/2030		1,075	1,088

CoreWeave, Inc.
9.000% due 02/01/2031		12,502	11,474

Coterra Energy, Inc.
5.400% due 02/15/2035		2,000	2,031

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		1,540	1,479

CVS Health Corp.
4.300% due 03/25/2028		630	632

Dcli Bidco LLC
7.750% due 11/15/2029		5,000	5,144

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		3,356	3,208

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		8,787	9,340

Diamondback Energy, Inc.
5.550% due 04/01/2035		9,000	9,254

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		2,200	2,227

Elevance Health, Inc.
4.750% due 02/15/2030		3,000	3,061

Enbridge, Inc.
5.700% due 03/08/2033		26,873	28,319

Energy Transfer LP
3.750% due 05/15/2030		1,736	1,690
5.200% due 04/01/2030		5,000	5,154
5.600% due 09/01/2034		12,444	12,813
5.700% due 04/01/2035		5,019	5,198
6.550% due 12/01/2033		4,382	4,805

Eni SpA
5.500% due 05/15/2034		17,140	17,672

Entergy Louisiana LLC
4.000% due 03/15/2033		1,733	1,673
5.350% due 03/15/2034		2,995	3,114

EQT Corp.
4.500% due 01/15/2029		2,746	2,753
4.750% due 01/15/2031		7,624	7,677

Essent Group Ltd.
6.250% due 07/01/2029		15,436	16,122

Expand Energy Corp.
5.700% due 01/15/2035		15,095	15,628

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		3,830	3,736

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		7,787	7,177

Flex Ltd.
5.250% due 01/15/2032		1,895	1,932
5.375% due 11/13/2035		6,703	6,690

Flora Food Management BV

6.875% due 07/02/2029	EUR	3,000	3,509

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	115

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flutter Treasury DAC
5.875% due 06/04/2031		$33,821	$34,310

Ford Motor Co.
3.250% due 02/12/2032		185	163

Gartner, Inc.
3.750% due 10/01/2030		54,882	52,070

Global Medical Response, Inc.
7.384% due 10/01/2032		4,600	4,790

Global Payments, Inc.
1.200% due 03/01/2026		300	299

goeasy Ltd.
7.625% due 07/01/2029		12,492	12,363
9.250% due 12/01/2028		3,463	3,563

Gray Media, Inc.
9.625% due 07/15/2032		12,000	12,462

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,500	3,666

HCA, Inc.
3.625% due 03/15/2032		18,466	17,464
4.625% due 03/15/2052		5,679	4,641
5.500% due 03/01/2032		5,583	5,820
5.750% due 03/01/2035		23,901	25,100

Hologic, Inc.
3.250% due 02/15/2029		14,717	14,517

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		6,597	6,780

Howmet Aerospace, Inc.
6.750% due 01/15/2028		60	63

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK)
8.000% due 11/15/2032 (b)		200	211

Insulet Corp.
6.500% due 04/01/2033		13,897	14,539

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	5,300	6,213

Inversion Escrow Issuer LLC
6.750% due 08/01/2032		$800	800

IPD 3 BV
5.475% due 06/15/2031 •	EUR	1,000	1,185

IQVIA, Inc.
6.250% due 02/01/2029		$6,239	6,580
6.250% due 06/01/2032		4,519	4,728

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		11,467	11,563

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,511	1,359
4.000% due 05/15/2034		1,216	1,160

Kioxia Holdings Corp.
0.000% due 07/24/2030 ~		3,412	3,513

Kodiak Gas Services LLC
6.500% due 10/01/2033		1,600	1,635
6.750% due 10/01/2035		300	309

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		5,000	4,956

Las Vegas Sands Corp.
3.500% due 08/18/2026		2,800	2,789
3.900% due 08/08/2029		6,181	6,039

Lithia Motors, Inc.
5.500% due 10/01/2030		2,020	2,035

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		11,622	11,455

Manuchar Group SARL
7.100% due 07/07/2032 •	EUR	5,000	5,641

Marriott International, Inc.
5.100% due 04/15/2032		$11,705	12,060

Marvell Technology, Inc.
4.750% due 07/15/2030		400	405
5.450% due 07/15/2035		500	515
5.750% due 02/15/2029		1,500	1,565

Matador Resources Co.
6.250% due 04/15/2033		1,000	1,005

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030		425	422

Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/2029		2,862	2,962

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MercadoLibre, Inc.
4.900% due 01/15/2033		$2,100	$2,082

MPLX LP
1.750% due 03/01/2026		460	458

Murphy Oil USA, Inc.
3.750% due 02/15/2031		377	354

National Football League
4.780% due 10/05/2030 «(i)		1,000	1,017
5.480% due 10/05/2028 «(i)		1,600	1,637

National Fuel Gas Co.
5.500% due 03/15/2030		1,000	1,033
5.950% due 03/15/2035		3,000	3,144

National Mentor Holdings, Inc.
10.500% due 12/15/2030		12,000	12,075

NetApp, Inc.
5.500% due 03/17/2032		11,423	11,888

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		2,425	2,239

Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	2,000	2,419

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$4,845	4,783

Noble Finance II LLC
8.000% due 04/15/2030		5,734	5,961

Novelis Corp.
6.875% due 01/30/2030		2,200	2,285

Novelis Sheet Ingot GmbH
3.375% due 04/15/2029	EUR	1,300	1,496

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026		$245	245

Occidental Petroleum Corp.
5.375% due 01/01/2032		3,000	3,074
6.450% due 09/15/2036		2,369	2,526
8.875% due 07/15/2030		625	725

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		9,606	9,400
6.750% due 05/15/2034		1,980	1,783

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		3,105	2,816

Permian Resources Operating LLC
6.250% due 02/01/2033		3,686	3,783

Petroleos Mexicanos
7.690% due 01/23/2050		16,800	15,068

Post Holdings, Inc.
4.625% due 04/15/2030		16,657	16,234

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		1,500	1,577

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		17,871	17,408

Qnity Electronics, Inc.
5.750% due 08/15/2032		2,700	2,764
6.250% due 08/15/2033		400	415

Quikrete Holdings, Inc.
6.375% due 03/01/2032		7,566	7,880
6.750% due 03/01/2033		5,068	5,296

QXO Building Products, Inc.
6.750% due 04/30/2032		11,587	12,111

Rand Parent LLC
8.500% due 02/15/2030		5,995	6,250

Rollins, Inc.
5.250% due 02/24/2035		19,722	20,132

Rolls-Royce PLC
5.750% due 10/15/2027		3,425	3,514

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		17,764	18,092

Santos Finance Ltd.
5.750% due 11/13/2035		3,580	3,562
6.875% due 09/19/2033		14,507	15,900

Seadrill Finance Ltd.
8.375% due 08/01/2030		6,150	6,400

Seagate Data Storage Technology Pte. Ltd.
8.250% due 12/15/2029		780	830
9.625% due 12/01/2032		3,800	4,316

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Snam SpA
5.750% due 05/28/2035		$18,514	$19,372

Snap, Inc.
6.875% due 03/01/2033		30,191	31,309

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		660	622
4.100% due 10/01/2029		3,607	3,464

Star Parent, Inc.
9.000% due 10/01/2030		1,257	1,343

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		17,081	18,097

Stryker Corp.
1.950% due 06/15/2030		1,000	908

Sunoco LP
5.625% due 03/15/2031		1,600	1,613

Synopsys, Inc.
4.650% due 04/01/2028		2,000	2,028
4.850% due 04/01/2030		4,000	4,087
5.000% due 04/01/2032		9,374	9,586

T-Mobile USA, Inc.
3.750% due 04/15/2027		555	553
3.875% due 04/15/2030		3,120	3,069

TD SYNNEX Corp.
5.300% due 10/10/2035		4,682	4,638

TGS ASA
8.500% due 01/15/2030		5,264	5,516

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	500	777

Tidewater, Inc.
9.125% due 07/15/2030		$2,483	2,666

Time Warner Cable LLC
4.500% due 09/15/2042		4,504	3,475

TopBuild Corp.
3.625% due 03/15/2029		5,957	5,775
4.125% due 02/15/2032		6,290	5,980

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		15,011	15,004

TransDigm, Inc.
6.250% due 01/31/2034		300	311
6.750% due 01/31/2034		4,300	4,482
7.125% due 12/01/2031		325	342

Transocean Aquila Ltd.
8.000% due 09/30/2028		181	186

Transocean International Ltd.
7.875% due 10/15/2032		400	420

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		150	153

U.S. Foods, Inc.
4.750% due 02/15/2029		307	306

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,960	1,803
3.500% due 09/01/2031		955	924
5.450% due 08/15/2038		5,965	6,153
5.875% due 04/15/2029		2,887	2,962

United Airlines, Inc.
4.625% due 04/15/2029		3,195	3,183

United Rentals North America, Inc.
3.875% due 11/15/2027		3,306	3,286

Univision Communications, Inc.
8.500% due 07/31/2031		11,208	11,717
9.375% due 08/01/2032		1,200	1,291

Valaris Ltd.
8.375% due 04/30/2030		6,690	6,965

Vale Overseas Ltd.
6.400% due 06/28/2054		200	204

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		11,965	10,267

Venture Global LNG, Inc.
7.000% due 01/15/2030		21,539	20,745
8.375% due 06/01/2031		11,932	11,872

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		28,400	28,937
6.500% due 01/15/2034		12,566	12,877

116	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/15/2034		$10,000	$10,223
6.750% due 01/15/2036		28,934	29,650

Versant Media Group, Inc.
0.000% due 01/30/2031		9,468	9,773

Viking Cruises Ltd.
9.125% due 07/15/2031		3,675	3,937

Viper Energy Partners LLC
4.900% due 08/01/2030		300	304
5.700% due 08/01/2035		500	511

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,085	1,348
4.500% due 08/15/2030		$1,850	1,719

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		23,912	21,826
5.625% due 04/15/2032	EUR	10,000	11,854
6.750% due 01/15/2033		$7,315	7,259
7.750% due 04/15/2032		8,300	8,660

VMware LLC
1.400% due 08/15/2026		60	59
2.200% due 08/15/2031		13,532	12,030

VOC Escrow Ltd.
5.000% due 02/15/2028		705	705

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		5,000	5,044
5.050% due 03/27/2028		5,000	5,079

VZ Secured Financing BV
7.500% due 01/15/2033		27,024	27,404

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		10,625	9,340
5.050% due 03/15/2042		4,600	3,249

Wayfair LLC
6.750% due 11/15/2032		500	515

WBI Operating LLC
6.250% due 10/15/2030		1,200	1,208

Weatherford International Ltd.
6.750% due 10/15/2033		5,050	5,174

Weir Group, Inc.
5.350% due 05/06/2030		24,463	25,146

Western Digital Corp.
2.850% due 02/01/2029		2,535	2,436
4.750% due 02/15/2026		32	32

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		60	60

Williams Cos., Inc.
5.300% due 09/30/2035		157	160

Woodside Finance Ltd.
5.100% due 09/12/2034		4,000	3,954

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		345	347

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.125% due 02/15/2031		393	426

Yinson Bergenia Production BV
8.498% due 01/31/2045		10,108	10,610

Yinson Boronia Production BV
8.947% due 07/31/2042		5,445	5,944

ZF North America Capital, Inc.
6.750% due 04/23/2030		530	524
7.500% due 03/24/2031		1,360	1,376

ZipRecruiter, Inc.
5.000% due 01/15/2030		1,050	825

			1,836,372

UTILITIES 2.4%

AES Corp.
5.450% due 06/01/2028		310	317
5.800% due 03/15/2032		12,273	12,593

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		2,500	2,620

AT&T, Inc.
1.650% due 02/01/2028		1,380	1,316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boston Gas Co.
5.843% due 01/10/2035	$22,375	$23,651

Calpine Corp.
4.500% due 02/15/2028	1,785	1,787

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	4,399	4,515
5.672% due 10/20/2035	6,796	7,076

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033	2,300	2,470

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	7,898	8,154

DTE Energy Co.
5.200% due 04/01/2030	6,000	6,194

Electricite de France SA
9.125% due 03/15/2033 •(g)	120	140

Emera U.S. Finance LP
2.639% due 06/15/2031	200	181

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	4,200	4,266

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041	5,369	5,652

FirstEnergy Corp.
3.400% due 03/01/2050	10,681	7,398

FORESEA Holding SA
7.500% due 06/15/2030	3,200	3,159

Genesis Energy LP/Genesis Energy Finance Corp.
8.250% due 01/15/2029	3,600	3,769

NRG Energy, Inc.
4.734% due 10/15/2030	22,390	22,433

ONEOK, Inc.
5.200% due 07/15/2048	786	709

Pacific Gas & Electric Co.
2.100% due 08/01/2027	9,400	9,119
3.300% due 12/01/2027	6,400	6,306
4.550% due 07/01/2030	1,186	1,181
5.050% due 10/15/2032	5,190	5,221
5.700% due 03/01/2035	14,680	15,102
5.800% due 05/15/2034	13,824	14,365
6.000% due 08/15/2035	6,090	6,405
6.100% due 01/15/2029	4,000	4,189
6.950% due 03/15/2034	3,074	3,421

Puget Energy, Inc.
5.725% due 03/15/2035	6,500	6,689

San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,500	5,696

Southern California Edison Co.
5.200% due 06/01/2034	3,000	3,018
5.875% due 12/01/2053	1,899	1,821

Southern Gas Corridor CJSC
6.875% due 03/24/2026	8,000	8,069

Sprint Capital Corp.
6.875% due 11/15/2028	600	644

System Energy Resources, Inc.
5.300% due 12/15/2034	23,155	23,416

Talen Energy Supply LLC
6.250% due 02/01/2034	4,000	4,082
6.500% due 02/01/2036	4,000	4,139

Verizon Communications, Inc.
4.750% due 01/15/2033	1,000	1,000
5.000% due 01/15/2036	1,300	1,289

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	2,900	3,042

		246,614

Total Corporate Bonds & Notes (Cost $2,922,570)		2,973,575

MUNICIPAL BONDS & NOTES 0.0%

ARIZONA 0.0%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	3,000	3,149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 0.0%

California State General Obligation Bonds, Series 2023
5.125% due 03/01/2038	$155	$157

California State University Revenue Bonds, Series 2020
2.975% due 11/01/2051	215	144

		301

Total Municipal Bonds & Notes (Cost $3,313)		3,450

U.S. GOVERNMENT AGENCIES 53.5%

Federal Home Loan Mortgage Corp.
6.000% due 10/01/2053	96	99
6.500% due 09/01/2054 - 03/01/2055	8,625	8,969

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	29,339	28,561

Federal Home Loan Mortgage Corp. REMICS
4.774% due 11/25/2054 - 12/25/2055 •	19,820	19,886
5.074% due 02/25/2055 •	8,111	8,143

Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.974% due 01/25/2042 •	6,000	6,321
11.674% due 11/25/2041 •	12,648	13,301

Federal National Mortgage Association
6.500% due 11/01/2054 - 03/01/2055	17,732	18,440

Federal National Mortgage Association Connecticut Avenue Securities Trust
10.874% due 04/25/2042 •	5,800	6,184
13.374% due 03/25/2042 •	2,000	2,181
13.724% due 03/25/2042 •	5,000	5,470

First Foundation Bank Multifamily Housing Mortgage Loan Trust
2.749% due 06/25/2054 ~	1,700	1,658

Government National Mortgage Association
7.000% due 06/20/2055	1,887	1,918

Government National Mortgage Association REMICS
4.864% due 01/20/2067 •	368	370

Government National Mortgage Association, TBA
3.000% due 01/01/2056	28,300	25,434

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	48,400	42,783
4.000% due 02/01/2056	46,600	44,178
4.500% due 02/01/2056	821,500	801,323
5.000% due 01/01/2056 - 02/01/2056	856,275	853,366
6.000% due 01/01/2056 - 03/01/2056	1,706,303	1,751,244
6.500% due 02/01/2056 - 03/01/2056	1,761,950	1,831,894

Total U.S. Government Agencies (Cost $5,453,268)		5,471,723

U.S. TREASURY OBLIGATIONS 3.8%

U.S. Treasury Bonds
2.375% due 11/15/2049 (m)	156,000	100,242
3.125% due 05/15/2048 (m)	116,700	88,670
4.875% due 08/15/2045	115	116

U.S. Treasury Inflation Protected Securities (f)
1.875% due 07/15/2034 (m)	101,788	102,232
2.125% due 04/15/2029 (m)	98,385	100,484

Total U.S. Treasury Obligations (Cost $390,560)		391,744

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%

ACRA Trust
5.608% due 10/25/2064 þ	4,530	4,553

AG Trust
5.766% due 08/15/2041 •	7,365	7,415

American Home Mortgage Assets Trust
4.949% due 11/25/2046 •	501	122

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	117

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
6.000% due 02/25/2045 þ		$7,500	$6,693

Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,002	1,998
4.846% due 07/25/2062 þ		8,099	8,094
5.410% due 07/25/2070 þ		1,976	1,993
5.985% due 01/25/2069 þ		1,414	1,427
6.197% due 01/25/2069 þ		2,675	2,709
6.500% due 12/25/2067 þ		617	622

Aran Funding DAC
3.026% due 12/24/2065 •	EUR	4,122	4,844

ATLX Trust
3.850% due 04/25/2063 þ		$5,421	5,301
3.850% due 04/25/2064 þ		5,663	5,543

Avon Finance
4.642% due 12/28/2049 •	GBP	627	847

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042		$2,790	2,306

Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		3,878	1,010
6.359% due 10/25/2036 þ		5,088	1,322

Bank5
5.270% due 12/15/2058		28,000	28,964

BBCMS Mortgage Trust
5.137% due 12/15/2057		5,000	5,132
5.609% due 12/15/2057		5,000	5,216

Bear Stearns Mortgage Funding Trust
4.266% due 07/25/2036 •		718	672

Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,310
3.944% due 07/15/2051		1,300	1,293
4.203% due 10/10/2051		498	497

BINOM Securitization Trust
4.441% due 08/25/2057 ~		5,031	4,937

BMO Mortgage Trust
5.092% due 11/15/2057		10,000	10,223
5.153% due 12/15/2057		5,000	5,128
5.462% due 02/15/2057		2,400	2,467
5.566% due 11/15/2057 ~		10,000	10,392
5.625% due 12/15/2057 ~		5,700	5,938
5.857% due 02/15/2057		19,995	20,899

BX Commercial Mortgage Trust
4.763% due 02/15/2039 •		44	44

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		932	845
3.250% due 09/25/2063 ~		18,593	16,803
3.250% due 03/25/2064 ~		3,455	3,099
3.250% due 08/25/2064 ~		4,459	3,985
3.250% due 09/25/2064 ~		7,760	6,947
3.375% due 12/25/2064 ~		12,720	11,406
3.375% due 04/25/2065 ~		961	871

CIM Trust
3.250% due 10/25/2058 ~		1,002	925
4.750% due 06/25/2064 ~		3,649	3,633
5.000% due 02/25/2099 þ		11,360	11,333
6.639% due 12/25/2067 þ		312	313

Citigroup Mortgage Loan Trust
3.375% due 10/25/2062 þ		1,865	1,762

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		3,147	3,191
6.421% due 05/25/2069 þ		1,471	1,494

COMM Mortgage Trust
3.140% due 10/10/2036		1,900	1,817

Cross Mortgage Trust
5.003% due 11/25/2070 ~		965	968
5.036% due 11/25/2070 ~		1,109	1,112
5.181% due 07/25/2070 ~		5,026	5,051
5.549% due 12/25/2069 ~		4,349	4,384
6.093% due 04/25/2069 þ		619	625
6.147% due 07/25/2069 þ		2,821	2,855
6.272% due 06/25/2069 þ		3,730	3,775
6.615% due 03/25/2068 þ		247	248

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ		5,768	1,575

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Trust
1.115% due 01/25/2060 ~		$2,550	$2,184
2.000% due 01/25/2060 ~		8,930	8,138
3.650% due 07/25/2058 ~		494	488
3.944% due 09/25/2057 ~		1,000	953
4.394% due 08/01/2057 ~		889	874

DC Commercial Mortgage Trust
6.314% due 09/12/2040		500	515

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 þ		986	988

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.146% due 09/25/2047 •		5,837	5,119
4.326% due 12/25/2036 •		24,563	5,137

Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ		981	985
5.522% due 01/26/2060 þ		4,601	4,637
5.655% due 02/25/2060 þ		12,106	12,256
5.726% due 01/25/2060 þ		6,011	6,082

Finance of America HECM Buyout
4.500% due 11/25/2028 ~		2,714	2,706

GCAT Trust
4.250% due 05/25/2067 ~		2,652	2,537
6.007% due 01/25/2059 þ		541	546
6.085% due 06/25/2059 þ		1,664	1,683

GS Mortgage Securities Corp. Trust
3.721% due 02/10/2037		6,500	6,362
5.120% due 12/15/2036 •		5,640	5,641

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ		5,286	5,216
4.100% due 07/25/2065 þ		963	942
5.013% due 07/25/2065 þ		941	943
5.648% due 06/25/2065 þ		20,730	20,958

GSR Mortgage Loan Trust
4.426% due 08/25/2046 •		21,271	4,587

HarborView Mortgage Loan Trust
4.466% due 11/19/2035 •		1,350	868
4.528% due 06/20/2035 •		4,786	4,522

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •		2,724	2,692
4.848% due 02/15/2035 •		823	816

JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,506	1,490
4.954% due 03/25/2066 ~		977	978
5.250% due 11/25/2063 ~		370	371
5.567% due 09/25/2065 ~		914	923
5.990% due 07/25/2064 ~		759	767

JP Morgan Seasoned Mortgage Trust
3.688% due 01/25/2063 ~		928	875
4.377% due 01/25/2063 ~		1,794	1,728

Lehman Mortgage Trust
4.346% due 10/25/2036 •		12,613	3,127

Lehman XS Trust
4.226% due 12/25/2036 •		1,633	1,345
4.366% due 02/25/2046 •		8,685	7,922
4.786% due 09/25/2047 •		8,127	7,492

Merrill Lynch Alternative Note Asset Trust
4.266% due 04/25/2037 •		746	603

Merrion Square Residential DAC
3.003% due 03/24/2081 •	EUR	7,680	9,039

MF1 Trust
4.820% due 12/15/2034 •		$3,790	3,789

MFA Trust
4.250% due 02/25/2066 ~		1,693	1,630
5.675% due 05/27/2070 þ		12,464	12,578
6.105% due 12/25/2068 þ		1,627	1,641
6.775% due 10/25/2058 þ		913	922

Mill City Mortgage Loan Trust
3.250% due 07/25/2059 ~		13,945	12,351
3.250% due 01/25/2061 ~		3,002	2,696
3.250% due 10/25/2069 ~		3,381	3,317

Morgan Stanley Bank of America Merrill Lynch Trust
5.107% due 11/15/2058		2,000	2,052

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		$7,196	$7,058
4.963% due 09/25/2070 ~		775	776
5.016% due 09/25/2070 ~		981	983
5.021% due 11/25/2070 þ		1,000	1,003
5.443% due 07/25/2070 ~		1,449	1,464
5.530% due 05/25/2070 ~		861	868

New Orleans Hotel Trust
4.787% due 04/15/2032 •		9,793	9,735

New Residential Mortgage Loan Trust
5.085% due 10/25/2065 ~		981	985

NLT Trust
3.200% due 10/25/2062 ~		2,989	2,759

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.654% due 01/25/2036 ~		4,675	1,315
5.978% due 08/25/2036 ~		9,129	2,357
6.757% due 06/25/2036 þ		10,271	2,612

Nomura Resecuritization Trust
5.332% due 10/26/2036 •		3,044	2,744

NYMT Loan Trust
3.750% due 02/25/2068 ~		820	766
3.750% due 11/25/2069 ~		953	921
5.379% due 06/25/2069 ~		5,393	5,429

OBX Trust
3.637% due 03/25/2053 ~		1,070	1,068
3.695% due 04/25/2053 ~		1,413	1,403
4.700% due 07/25/2062 þ		4,578	4,552
4.940% due 09/25/2062 þ		1,670	1,669
5.110% due 08/25/2062 þ		7,352	7,351
5.530% due 10/25/2064 þ		3,936	3,967
5.878% due 12/25/2063 þ		6,037	6,081
6.233% due 05/25/2064 þ		2,161	2,188
6.465% due 10/25/2063 þ		574	580
6.520% due 07/25/2063 þ		259	261
6.567% due 06/25/2063 þ		275	276
6.844% due 04/25/2063 þ		648	654
7.159% due 10/25/2063 þ		1,098	1,112
Oceanview Mortgage Trust
4.815% due 05/25/2055 •		1,162	1,165
PMT Loan Trust
5.224% due 08/25/2056 •		628	628
PRET LLC
5.249% due 10/25/2055		4,256	4,258

PRET Trust
4.000% due 08/25/2064 þ		4,453	4,359
4.000% due 03/25/2065 þ		3,034	2,981
4.000% due 07/25/2069 þ		1,831	1,796
4.075% due 06/25/2064 ~		3,312	3,195
4.150% due 04/25/2065 þ		3,220	3,156

PRKCM Trust
5.101% due 10/25/2060 þ		985	987
6.431% due 05/25/2059 þ		1,592	1,613
6.584% due 09/25/2058 þ		558	561
7.225% due 11/25/2058 þ		584	591

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	151,700	101,237
5.713% due 12/30/2057 «(a)		5,100	3,404
5.863% due 12/30/2057 «(a)		3,500	2,336
6.163% due 12/30/2057 «(a)		1,900	1,268
6.563% due 12/30/2057 «(a)		1,300	868

PRPM LLC
3.750% due 03/25/2054 þ		$751	740
3.750% due 04/25/2055 þ		11,362	11,117
4.000% due 11/25/2053 þ		793	787
4.000% due 01/25/2054 þ		1,457	1,442
4.000% due 05/25/2054 þ		647	641
4.000% due 07/25/2054 þ		677	671
4.000% due 08/25/2054 þ		1,302	1,288
4.000% due 11/25/2054 þ		6,994	6,869
4.000% due 10/25/2064 þ		1,531	1,511
4.200% due 12/25/2064 þ		2,348	2,325
4.500% due 02/25/2055 þ		1,690	1,684
4.500% due 08/25/2055 þ		449	446
4.500% due 06/25/2065 «þ		4,200	4,139
4.839% due 10/25/2055 þ		957	959
4.990% due 12/25/2055 þ		1,000	1,000
5.250% due 07/25/2055 þ		852	860
5.385% due 10/25/2030 þ		933	935
5.503% due 08/25/2030 þ		1,343	1,347

118	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.699% due 11/25/2029 þ		$1,650	$1,652
5.729% due 07/25/2030 þ		960	962
5.774% due 08/25/2028 þ		924	926
5.870% due 11/25/2029 þ		7,669	7,679
5.897% due 12/25/2029 þ		7,997	8,010
6.179% due 06/25/2030 þ		925	927
6.255% due 05/25/2030 þ		5,400	5,414
6.469% due 05/25/2030 þ		8,118	8,140

PRPM Trust
5.674% due 12/26/2069 þ		5,271	5,312
5.802% due 11/25/2069 þ		13,802	13,927
6.221% due 11/25/2068 þ		1,354	1,368
6.250% due 08/25/2068 þ		634	638
6.265% due 12/25/2068 þ		2,564	2,595
6.327% due 06/25/2069 þ		2,367	2,399
RALI Trust
6.500% due 09/25/2037		4,993	4,185

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		6,195	6,219
5.472% due 06/25/2055 þ		6,487	6,554
5.553% due 03/25/2055 þ		21,232	21,462
5.582% due 12/25/2044 þ		11,896	12,027
5.653% due 01/25/2045 þ		14,733	14,890
5.846% due 08/25/2044 þ		4,636	4,685
RCO X Mortgage LLC
5.418% due 10/25/2030 þ		2,345	2,323

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		1,733	1,746
5.732% due 02/25/2065 þ		12,574	12,715

Sequoia Mortgage Trust
4.507% due 11/25/2063 ~		12,957	13,004
5.061% due 10/25/2055 ~		448	449

SMRT Commercial Mortgage Trust
4.751% due 01/15/2039 •		1,500	1,500
Tib Finance PLC
7.111% due 11/15/2034 «(i)		2,200	2,212

Towd Point Mortgage Trust
1.750% due 10/25/2060		911	836
2.900% due 10/25/2059 ~		813	785
3.750% due 04/25/2057 ~		1,365	1,352
3.750% due 09/25/2062		7,028	6,781
4.081% due 04/25/2055 ~		7,500	7,366
4.578% due 10/27/2064 ~		18,374	18,445
4.606% due 10/25/2064 ~		16,344	16,413
4.846% due 10/25/2048 •		499	500
5.725% due 11/25/2064 þ		8,169	8,251
Trinity Square PLC
5.244% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,000	1,349

Verus Securitization Trust
4.858% due 12/25/2070 þ		$1,900	1,904
5.218% due 09/25/2069 ~		6,350	6,362
5.402% due 05/25/2065 þ		922	929
5.811% due 05/25/2068 þ		1,046	1,047
5.999% due 02/25/2068 þ		666	665
6.116% due 03/25/2069 þ		8,562	8,656
6.192% due 06/25/2069 þ		3,900	3,950
6.193% due 03/25/2068 þ		245	245
6.218% due 06/25/2069 þ		3,725	3,776
6.259% due 12/25/2068 þ		4,899	4,948
6.338% due 04/25/2069 þ		2,207	2,233
6.443% due 08/25/2068 þ		690	693
6.665% due 09/25/2068 þ		656	662
6.876% due 11/25/2068 ~		988	1,003
7.070% due 10/25/2068 þ		551	559

Visio Trust
6.598% due 10/25/2058 þ		698	701

WaMu Mortgage Pass-Through Certificates Trust
4.706% due 10/25/2045 •		1,718	1,673
4.774% due 01/25/2036 ~		4,191	4,031

Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,329
3.640% due 12/15/2059		500	496
5.343% due 10/15/2042 •		1,500	1,504
5.393% due 07/15/2037 •		900	903
5.439% due 11/15/2057		10,000	10,354
5.920% due 11/15/2057 ~		10,000	10,534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WSTN Trust
6.297% due 07/05/2037 ~	$400	$408

Total Non-Agency Mortgage-Backed Securities (Cost $965,539)		977,603

ASSET-BACKED SECURITIES 28.3%

AUTOMOBILE ABS OTHER 3.7%

Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033	830	835
6.315% due 05/17/2032	237	241
Arivo Acceptance Auto Loan Receivables Trust
5.110% due 11/17/2031	5,000	5,001
Bridgecrest Lending Auto Securitization Trust
5.170% due 03/17/2031	15,000	15,202

CarMax Select Receivables Trust
4.350% due 07/15/2030	7,000	7,017
5.010% due 09/16/2030	10,000	10,132

Carvana Auto Receivables Trust
4.670% due 12/10/2030	6,000	6,028
4.900% due 12/10/2030	6,000	6,050
5.820% due 09/10/2030	3,750	3,831

Consumer Portfolio Services Auto Trust
4.790% due 11/15/2029	3,500	3,518
5.120% due 07/15/2031	3,300	3,331

CPS Auto Receivables Trust
4.650% due 03/15/2029	5,300	5,308
4.710% due 12/17/2029	3,400	3,422
4.760% due 01/15/2031	7,000	7,018
4.910% due 10/15/2031	10,600	10,681
5.740% due 04/15/2030	1,500	1,511

Drive Auto Receivables Trust
4.520% due 07/16/2029	6,000	6,026
4.670% due 05/17/2032	6,000	6,041
4.990% due 09/15/2032	13,300	13,478

Exeter Automobile Receivables Trust
4.400% due 05/15/2030	5,400	5,432
4.480% due 04/16/2029	8,000	8,007
4.640% due 01/15/2030	8,000	8,038
4.920% due 09/17/2029	20,000	20,182
5.090% due 10/15/2031	21,500	21,850
5.160% due 07/15/2031	20,000	20,250
5.410% due 05/15/2030	1,500	1,516

Foursight Capital Automobile Receivables Trust
5.550% due 05/15/2029	1,000	1,009

GLS Auto Receivables Issuer Trust
4.570% due 01/15/2030	13,000	13,056
4.970% due 10/15/2029	20,000	20,199
5.080% due 01/16/2029	2,800	2,818
5.110% due 01/15/2031	17,900	18,109
5.210% due 02/18/2031	6,000	6,075

GLS Auto Select Receivables Issuer Trust
4.520% due 12/15/2031	9,500	9,540

GLS Auto Select Receivables Trust
4.500% due 11/15/2030	630	633
5.640% due 06/17/2030	3,250	3,323
5.640% due 08/15/2030	800	819
5.920% due 08/15/2030	1,000	1,033

Santander Drive Auto Receivables Trust
4.490% due 09/15/2031	15,100	15,227
4.680% due 09/15/2031	10,800	10,876
4.870% due 05/15/2031	20,000	20,228
5.060% due 05/15/2031	20,000	20,257
5.450% due 03/15/2030	1,295	1,311
6.400% due 03/17/2031	500	517
6.430% due 02/18/2031	500	519

Westlake Automobile Receivables Trust
4.630% due 01/15/2031	3,100	3,119

World Omni Select Auto Trust
5.180% due 06/17/2030	27,020	27,324

		375,938

AUTOMOBILE SEQUENTIAL 2.8%

Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033	12,455	12,522

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		$374	$375

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		500	500

Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	503
5.360% due 06/20/2030		2,000	2,065
5.900% due 08/21/2028		1,200	1,230

Bridgecrest Lending Auto Securitization Trust
4.730% due 02/15/2028		426	427

CarMax Select Receivables Trust
4.190% due 03/15/2029		1,600	1,602
4.770% due 09/17/2029		10,000	10,089

Carvana Auto Receivables Trust
5.050% due 04/10/2029		415	416

Consumer Portfolio Services Auto Trust
4.460% due 07/16/2029		30,362	30,399

CPS Auto Receivables Trust
4.710% due 03/15/2029		426	427

Drive Auto Receivables Trust
4.140% due 09/15/2032		2,000	2,006
4.290% due 10/16/2028		3,100	3,103
4.730% due 09/15/2032		30,000	30,160

Exeter Automobile Receivables Trust
4.390% due 09/17/2029		10,000	10,047
4.530% due 03/15/2028		964	966

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		486	488

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,000	1,023

FHF Issuer Trust
5.690% due 02/15/2030		1,358	1,367
5.890% due 06/15/2030		1,699	1,710

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	3,000	2,260
5.053% due 07/15/2028		1,864	1,376

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$432	433

GLS Auto Receivables Issuer Trust
4.440% due 03/15/2029		9,300	9,339
4.520% due 07/17/2028		3,000	3,005
4.750% due 01/16/2029		19,000	19,117

GLS Auto Select Receivables Trust
4.460% due 10/15/2030		488	491

Lendbuzz Securitization Trust
4.970% due 10/15/2029		3,122	3,123
5.100% due 10/15/2030		9,606	9,609
7.090% due 10/16/2028		615	623

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		4,000	4,031

Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026		375	375
5.124% due 04/25/2034		500	502
7.130% due 01/26/2032		377	378

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032		971	976

Santander Drive Auto Receivables Trust
4.280% due 01/15/2029		2,600	2,606
4.630% due 10/16/2028		2,678	2,687

SBNA Auto Lease Trust
5.560% due 11/22/2027		1,787	1,796

SCCU Auto Receivables Trust
4.570% due 01/15/2031		3,000	3,030
4.670% due 11/15/2028		485	487

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028		6,100	6,114
4.270% due 11/20/2028		25,000	25,145

Upgrade Auto Receivables Trust
4.540% due 05/15/2029		5,050	5,057
4.590% due 10/15/2031		3,100	3,081
4.600% due 01/15/2031		13,000	13,036

Veros Auto Receivables Trust
5.310% due 09/15/2028		14,145	14,196
6.280% due 11/15/2027		281	282

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	119

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westlake Automobile Receivables Trust
4.220% due 06/15/2029	$18,800	$18,872
4.310% due 04/17/2028	18,900	18,925
4.510% due 05/15/2029	2,300	2,313
4.660% due 09/15/2028	2,100	2,107

		286,797

CMBS OTHER 0.9%

ACRES LLC
5.353% due 08/18/2040 •	2,200	2,205

AREIT Trust
5.847% due 08/17/2041 •	211	211

Greystone CRE Notes LLC
5.231% due 01/15/2043 •	50,000	50,123

KREF Ltd.
5.181% due 02/17/2039 •	480	481

LMNT CRE LLC
5.550% due 07/21/2043 •	3,800	3,807

LoanCore Issuer Ltd.
5.493% due 01/17/2037 •	289	289

LRECS LLC
5.500% due 08/19/2043 •	9,600	9,618

MF1 LLC
5.184% due 02/18/2043 •	4,400	4,411
5.468% due 03/19/2039 •	2,000	2,006

PFP Ltd.
5.610% due 09/17/2039 •	9,935	9,966

Starwood LLC
5.181% due 11/19/2042 •	5,100	5,109

		88,226

HOME EQUITY OTHER 3.2%

Accredited Mortgage Loan Trust
4.286% due 12/25/2035 •	11,148	10,670

ACE Securities Corp. Home Equity Loan Trust
4.366% due 07/25/2036 •	8,283	6,974
6.096% due 08/25/2045 •	7,038	6,421

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.896% due 08/25/2035 •	508	505
5.646% due 09/25/2034 •	3,414	2,896

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.306% due 01/25/2036 •	342	332

Asset-Backed Securities Corp. Home Equity Loan Trust
4.806% due 11/25/2035 •	5,283	4,733
5.871% due 05/25/2035 •	2,778	2,493

Bear Stearns Asset-Backed Securities I Trust
4.546% due 04/25/2037 •	6,612	6,435
4.653% due 12/25/2035 •	11,588	11,360
4.896% due 12/25/2035 •	9,546	9,520
5.221% due 03/25/2035 •	511	512

BNC Mortgage Loan Trust
5.346% due 11/25/2037 •	12,673	9,144

Chase Funding Trust
4.306% due 12/25/2033 •	806	791

CIT Mortgage Loan Trust
5.596% due 10/25/2037 •	30,849	30,962

Citicorp Residential Mortgage Trust
4.379% due 07/25/2036 þ	7,347	7,143

Citigroup Mortgage Loan Trust, Inc.
7.581% due 10/25/2036 þ	1,621	937

Countrywide Asset-Backed Certificates
6.021% due 12/25/2034 •	3,471	3,300

Countrywide Asset-Backed Certificates Trust
3.861% due 12/25/2034 •	777	737
4.326% due 03/25/2047 •	6,222	5,984
4.486% due 09/25/2047 •	10,998	9,703
5.456% due 07/25/2035 ~	16	16
5.721% due 07/25/2035 •	4,848	4,838

Equifirst Loan Securitization Trust
4.366% due 04/25/2037 •	5,000	4,117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fieldstone Mortgage Investment Trust
4.491% due 02/25/2036 •	$2,031	$1,808

Fremont Home Loan Trust
4.146% due 08/25/2036 •	7,974	3,250

GSAA Home Equity Trust
3.946% due 05/25/2037 •	7,867	2,820
5.069% due 09/25/2035 ~	398	262
6.158% due 09/25/2035 þ	2,923	1,926

GSAMP Trust
3.986% due 01/25/2037 •	9,358	5,859
4.026% due 06/25/2036 •	796	442
4.341% due 03/25/2046 •	3,000	2,838
4.416% due 02/25/2036 •	2,325	2,464
4.581% due 09/25/2035 •	1,170	1,163
4.941% due 02/25/2035 •	5,223	5,077

HSI Asset Securitization Corp. Trust
4.106% due 12/25/2036 •	4,866	1,820
4.126% due 04/25/2037 •	17,460	11,407
4.206% due 04/25/2037 •	5,780	3,806
4.406% due 04/25/2037 •	4,103	2,704

IXIS Real Estate Capital Trust
4.446% due 03/25/2036 •	145	76

JP Morgan Mortgage Acquisition Trust
4.166% due 03/25/2037 •	1,500	1,387

Long Beach Mortgage Loan Trust
4.596% due 02/25/2034 •	1,166	1,156

MASTR Asset-Backed Securities Trust
3.946% due 08/25/2036 •	6,591	2,231

MASTR Specialized Loan Trust
6.246% due 01/25/2036 •	6,023	4,249

Merrill Lynch First Franklin Mortgage Loan Trust
4.106% due 06/25/2037 •	1,358	1,362
4.186% due 05/25/2037 •	3,946	2,888
4.346% due 06/25/2037 •	250	252

Merrill Lynch Mortgage Investors Trust
4.971% due 06/25/2035 •	3,556	3,797

Morgan Stanley ABS Capital I, Inc. Trust
4.466% due 12/25/2035 •	223	220
4.746% due 05/25/2034 •	5,768	5,633
4.941% due 01/25/2035 •	463	462
6.621% due 08/25/2034 •	550	483

New Century Home Equity Loan Trust
4.406% due 05/25/2036 •	1,500	1,438
4.731% due 05/25/2034 •	1,500	1,569

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.646% due 02/25/2037 •	1,168	314

NovaStar Mortgage Funding Trust
4.126% due 06/25/2036 •	200	184

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	2,027	2,024
4.894% due 11/25/2055 þ	4,112	4,120
4.966% due 11/25/2055 þ	1,487	1,491
5.344% due 09/25/2044 þ	3,522	3,540
6.141% due 04/25/2044 ~	2,744	2,775
6.147% due 06/25/2044 þ	6,672	6,756

Renaissance Home Equity Loan Trust
5.710% due 04/25/2037 þ	13,614	3,468
5.909% due 04/25/2037 þ	46,054	12,147

Residential Asset Securities Corporation Trust
5.871% due 03/25/2035 •	669	634

Saxon Asset Securities Trust
3.946% due 05/25/2047 •	281	209
4.086% due 01/25/2047 •	5,431	5,241
4.246% due 09/25/2047 •	6,113	5,778
4.341% due 03/25/2036 •	6,050	4,875
4.646% due 09/25/2047 •	10,000	8,053

Securitized Asset-Backed Receivables LLC Trust
4.106% due 01/25/2037 •	586	564
4.206% due 02/25/2037 •	14,743	12,997
4.266% due 03/25/2036 •	3,627	3,518
4.266% due 12/25/2036 •	3,435	1,709
4.806% due 10/25/2035 •	3,151	2,395

Soundview Home Loan Trust
4.366% due 02/25/2037 •	11,084	2,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
4.796% due 10/25/2033 •	$1,419	$1,454

Structured Asset Securities Corp.
4.430% due 02/25/2035 •	825	842

Structured Asset Securities Corp. Mortgage Loan Trust
4.251% due 01/25/2037 •	13,192	12,217
4.266% due 02/25/2037 •	261	258

Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	1,445	1,451
5.278% due 08/25/2065 þ	1,130	1,135
6.125% due 02/25/2064 ~	1,717	1,732

Wells Fargo Home Equity Asset-Backed Securities Trust
4.836% due 04/25/2035 •	137	137

		320,355

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
3.882% due 11/25/2036 •	1,162	1,082

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	2,251	2,320

WHOLE LOAN COLLATERAL 1.7%

Citigroup Mortgage Loan Trust, Inc.
4.246% due 11/25/2046 •	327	324

First Franklin Mortgage Loan Trust
5.721% due 07/25/2034 •	237	239

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.611% due 11/25/2035 •	3,184	3,080

PRET LLC
5.184% due 11/25/2055 þ	4,506	4,521
5.193% due 10/25/2055 þ	3,253	3,261
5.265% due 12/25/2055 «þ	3,400	3,404
5.342% due 12/25/2055 þ	4,748	4,764
5.391% due 08/25/2055 þ	948	951
5.657% due 08/25/2055 þ	958	961
5.732% due 08/25/2055 þ	962	965
5.744% due 06/25/2055 þ	924	929
5.851% due 12/25/2054 þ	12,301	12,317
5.925% due 10/25/2054 þ	15,583	15,605
5.926% due 10/25/2054 þ	6,868	6,877
6.244% due 05/25/2055 þ	28,143	28,319
6.368% due 04/25/2055 þ	27,299	27,453

Residential Asset Mortgage Products Trust
4.226% due 10/25/2036 •	17,734	16,950

Securitized Asset-Backed Receivables LLC Trust
4.086% due 11/25/2036 •	27,011	7,420

Specialty Underwriting & Residential Finance Trust
4.326% due 09/25/2037 •	2,258	1,596

VCAT LLC
5.877% due 01/25/2055 þ	8,414	8,451
5.889% due 02/25/2055 þ	12,608	12,647
5.977% due 01/25/2055 þ	14,725	14,780

		175,814

OTHER ABS 16.0%

37 Capital CLO 4 Ltd.
4.995% due 04/15/2035 •	5,200	5,200

522 Funding CLO Ltd.
5.060% due 10/23/2034 •	7,800	7,807

AASET MT-1 Ltd.
5.243% due 02/16/2050	22,996	23,078
5.522% due 02/16/2050	14,456	14,572

AASET Trust
2.798% due 01/15/2047	5,513	5,236

ACHV ABS Trust
4.760% due 04/26/2032	1,905	1,912
5.010% due 12/26/2031	282	285

120	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.040% due 04/26/2032		$2,364	$2,375
5.070% due 10/27/2031		861	866
5.430% due 10/27/2031		1,560	1,576
5.450% due 12/26/2031		1,909	1,930
5.680% due 12/26/2031		1,622	1,643
5.900% due 04/25/2031		186	187

Affirm Master Trust
4.450% due 10/16/2034		1,200	1,205
4.670% due 07/15/2033		1,600	1,612
4.990% due 02/15/2033		30,000	30,312

AMMC CLO 24 Ltd.
5.084% due 01/20/2035 •		9,100	9,102

AMMC CLO 27 Ltd.
4.964% due 01/20/2037 •		1,600	1,599

Anchorage Capital CLO 21 Ltd.
4.934% due 10/20/2034 •		20,000	19,985

Anchorage Capital CLO 28 Ltd.
5.584% due 04/20/2037 •		1,500	1,509

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		9,371	9,302

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		9,667	9,516
4.169% due 04/25/2038		2,000	1,930

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		2,400	2,354

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		2,000	1,929

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		2,000	1,922

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		2,600	2,612
5.702% due 10/22/2040		500	502

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		2,700	2,701
5.336% due 10/25/2040		2,300	2,296

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		4,000	3,876

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039		2,000	1,911

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		9,169	9,083

Apidos CLO XI
5.122% due 04/17/2034 •		22,200	22,227

Aqua Finance Issuer Trust
4.790% due 05/17/2051		762	768

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •	EUR	5,400	6,365

ARES LX CLO Ltd.
5.064% due 07/18/2034 •		$500	500

ARES LXII CLO Ltd.
4.928% due 01/25/2034 •		3,000	3,000
5.258% due 01/25/2034 •		5,300	5,318

ARES LXV CLO Ltd.
4.978% due 07/25/2034 •		23,200	23,197
5.358% due 07/25/2034 •		500	502

ARES XLIV CLO Ltd.
5.035% due 04/15/2034 •		2,700	2,701

ARES XXVII CLO Ltd.
5.009% due 10/28/2034 •		2,500	2,501

Ascent Education Funding Trust
6.140% due 10/25/2050		1,547	1,591

Atlas Senior Loan Fund XVI Ltd.
5.019% due 01/20/2034 •		2,100	2,100
5.569% due 01/20/2034 •		8,825	8,841

Atlas Senior Loan Fund XVII Ltd.
4.944% due 10/20/2034 •		2,100	2,095

Bain Capital Credit CLO Ltd.
4.900% due 10/21/2034 •		18,200	18,190
4.925% due 07/24/2034 •		10,000	9,984
5.007% due 04/22/2035 •		1,900	1,900
5.010% due 10/23/2034 •		6,000	6,002
5.042% due 07/17/2035 •		1,300	1,300
5.070% due 10/23/2034 •		8,700	8,708
5.084% due 10/20/2034 •		20,000	20,018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.124% due 07/16/2034 •		$11,100	$11,112
5.334% due 10/20/2034 •		1,000	1,005
5.374% due 07/16/2034 •		1,500	1,507

Bain Capital Euro CLO DAC
3.265% due 01/22/2038 •	EUR	3,900	4,587

Barings Euro CLO DAC
0.000% due 08/15/2039 •(a)		3,500	4,113

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$3,200	3,200

Benefit Street Partners CLO XXII Ltd.
5.034% due 04/20/2035 •		1,400	1,400

BHG Securitization Trust
4.820% due 04/17/2036		6,975	7,049
4.840% due 09/17/2036		895	905
5.170% due 09/17/2036		12,300	12,440
5.260% due 04/17/2036		11,136	11,260
5.550% due 04/17/2036		41	41
6.920% due 12/17/2036		108	113

Blackbird Capital II Aircraft Lease Ltd.
2.443% due 07/15/2046		1,514	1,439

BlueMountain CLO XXXII Ltd.
5.005% due 10/15/2034 •		5,150	5,152

BlueMountain CLO XXXIV Ltd.
5.034% due 04/20/2035 •		2,900	2,901

Broad River Bsl Funding CLO Ltd.
5.316% due 07/20/2034 •		3,750	3,761

Buckhorn Park CLO Ltd.
4.954% due 07/18/2034 •		1,800	1,800

Canyon Capital CLO Ltd.
4.915% due 10/15/2034 •		20,000	19,988

Canyon CLO Ltd.
4.985% due 07/15/2034 •		5,200	5,196
5.005% due 10/15/2034 •		1,000	1,000

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	2,100	2,470

Capital Street Master Trust
5.074% due 08/16/2029 •		$1,000	999
5.324% due 10/16/2028 •		8,000	8,003

Carlyle U.S. CLO Ltd.
4.938% due 01/25/2035 •		500	500
4.994% due 10/20/2034 •		750	750

CarVal CLO III Ltd.
4.874% due 07/20/2032 •		18,573	18,585

Castlelake Aircraft Structured Trust
5.087% due 11/15/2050		19,967	20,060
5.465% due 08/15/2050		1,169	1,184
5.783% due 02/15/2050		13,085	13,313

Cedar Funding VI CLO Ltd.
4.974% due 04/20/2034 •		1,900	1,901

CFIP CLO Ltd.
5.366% due 01/20/2035 •		13,500	13,522

CIFC Funding Ltd.
5.077% due 10/24/2030 •		241	242

College Avenue Student Loans LLC
4.946% due 07/25/2051 •		1,990	1,988
5.246% due 12/28/2048 •		1,153	1,158
5.774% due 05/25/2055 •		2,407	2,453

Dryden 43 Senior Loan Fund
4.954% due 04/20/2034 •		1,920	1,920

Dryden 86 CLO Ltd.
5.012% due 07/17/2034 •		500	500

Dryden 95 CLO Ltd.
4.929% due 08/20/2034 •		48,500	48,484

ECMC Group Student Loan Trust
5.139% due 11/25/2069 •		834	841

Elevation CLO Ltd.
4.988% due 07/25/2034 •		24,200	24,180
5.158% due 01/25/2035 •		18,000	18,025
5.458% due 01/25/2035 •		2,300	2,310

Elmwood CLO 15 Ltd.
5.007% due 04/22/2035 •		600	600

Fortress Credit BSL VII Ltd.
4.950% due 07/23/2032 •		3,252	3,256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Credit BSL X Ltd.
5.014% due 04/20/2033 •		$1,100	$1,101

Foundation Finance Trust
4.670% due 04/15/2052		417	420

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.034% due 10/20/2034 •		5,000	5,002

Golub Capital Partners CLO 50B-R Ltd.
4.994% due 04/20/2035 •		2,000	2,000
5.284% due 04/20/2035 •		900	903
5.384% due 04/20/2035 •		3,800	3,805

GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		700	701
4.890% due 06/25/2060		425	429
4.930% due 06/25/2060		375	377
5.020% due 06/25/2060		500	508
5.120% due 03/25/2060		5,953	5,981
5.150% due 10/27/2059		2,833	2,886
5.220% due 03/25/2060		6,140	6,237
5.250% due 10/27/2059		456	457
5.260% due 10/27/2059		387	392
5.320% due 03/25/2060		13,200	13,526
5.550% due 10/27/2059		387	391
6.430% due 10/27/2059		387	394

GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,100	1,130
5.870% due 06/25/2059		1,654	1,692
6.360% due 06/25/2059		1,654	1,695

Greywolf CLO III Ltd.
5.087% due 04/22/2033 •		18,123	18,136

Greywolf CLO IV Ltd.
5.122% due 04/17/2034 •		1,300	1,302

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	3,800	4,466
4.208% due 08/15/2039 «•		6,500	7,639

Guggenheim CLO Ltd.
5.055% due 01/15/2035 •		$800	799

ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •		8,161	8,169

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		2,500	2,500

Invesco CLO Ltd.
5.005% due 07/15/2034 •		15,000	15,006
5.034% due 07/20/2035 •		1,700	1,700

KKR CLO 16 Ltd.
4.988% due 10/20/2034 •		4,800	4,802

KKR CLO 18 Ltd.
5.191% due 10/18/2035 •		5,000	5,005

KKR CLO 27 Ltd.
5.015% due 01/15/2035 •		1,200	1,200

KKR CLO 33 Ltd.
4.993% due 07/20/2034 •		900	900

KKR CLO 36 Ltd.
5.055% due 10/15/2034 •		2,600	2,601

KKR CLO 42 Ltd.
5.034% due 07/20/2034 •		2,100	2,102

LCM 34 Ltd.
5.064% due 10/20/2034 •		250	250

LCM 36 Ltd.
4.975% due 01/15/2034 •		2,000	1,997

Lendmark Funding Trust
5.530% due 06/21/2032		3,100	3,143

Madison Park Funding XLVI Ltd.
4.905% due 10/15/2034 •		30,000	29,980

Madison Park Funding XXXV Ltd.
5.136% due 04/20/2032 •		802	802

Madison Park Funding XXXVI Ltd.
4.965% due 04/15/2035 •		1,000	1,000

Magnetite XXXII Ltd.
5.332% due 10/15/2037 •		20,000	20,034

Marble Point CLO XXII Ltd.
5.078% due 07/25/2034 •		1,800	1,802

Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(a)		2,100	2,100
5.175% due 04/15/2036 •		4,600	4,600

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	121

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Education Loan Trust
5.020% due 07/15/2055		$2,857	$2,891
5.320% due 07/15/2055		4,200	4,247

Navient Private Education Refi Loan Trust
4.915% due 12/15/2059 •		917	916

Navient Student Loan Trust
4.889% due 08/26/2069 •		776	783

Nelnet Student Loan Trust
4.650% due 08/20/2054		10,300	10,273
4.670% due 06/22/2065		8,429	8,407
4.840% due 05/17/2055		3,930	3,947
5.268% due 06/22/2065 •		6,403	6,457
5.334% due 05/17/2055 •		3,743	3,773
6.118% due 02/20/2041 •		232	237
6.640% due 02/20/2041		232	242

Neuberger Berman CLO XXI Ltd.
5.204% due 01/20/2039 •		10,000	10,027

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.932% due 07/17/2036 •		21,000	20,995

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.972% due 10/14/2036 •		21,300	21,291

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
5.140% due 10/25/2036 •		2,200	2,203
5.390% due 10/25/2036 •		10,000	10,049

New Mountain CLO 5 Ltd.
5.134% due 07/20/2036 •		8,000	8,010

Northwoods Capital 25 Ltd.
5.004% due 07/20/2034 •		1,900	1,897

OCP Euro CLO DAC
3.244% due 07/20/2036 •	EUR	2,900	3,411

Octagon 64 Ltd.
5.130% due 07/21/2035 •		$40,000	40,041

Octagon Investment Partners 39 Ltd.
5.034% due 10/20/2030 •		834	835

Octagon Investment Partners 40 Ltd.
4.924% due 01/20/2035 •		10,600	10,597

Octagon Investment Partners 45 Ltd.
5.055% due 04/15/2035 •		5,700	5,701

Octagon Investment Partners XVI Ltd.
5.163% due 07/17/2030 •		42	43

OFSI BSL X Ltd.
5.154% due 04/20/2034 •		16,300	16,322

Oportun Funding Trust
4.960% due 08/16/2032		3,395	3,400
5.240% due 08/16/2032		7,900	7,931
5.780% due 08/16/2032		2,000	2,012

Oportun Issuance Trust
5.010% due 02/08/2033		7,300	7,300
5.860% due 02/09/2032		118	118

OZLM XV Ltd.
4.934% due 04/20/2033 •		39,076	39,114

OZLM XVIII Ltd.
5.186% due 04/15/2031 •		30	30

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		1,230	574
4.497% due 04/15/2033		1,600	1,602
4.684% due 08/17/2026		1,028	1,029
4.865% due 10/15/2032		1,040	1,044
4.883% due 04/15/2033		18,700	18,652
4.961% due 10/15/2032		3,122	3,139
5.065% due 03/15/2032		1,561	1,566
5.092% due 07/15/2032		3,971	3,990
5.108% due 03/15/2033		500	503
5.156% due 07/15/2032		3,701	3,733
5.183% due 06/15/2032		2,595	2,608
5.329% due 10/15/2032		13,899	13,972
5.331% due 01/15/2032		1,313	1,318
5.440% due 03/15/2033		19,999	20,095
5.617% due 04/15/2032 «		1,120	1,122
5.628% due 07/15/2032		9,999	10,086
5.637% due 07/15/2032		1,869	1,884
5.639% due 10/15/2032		16,098	16,173
5.640% due 03/15/2033		2,400	2,410
5.750% due 06/15/2032		3,187	3,209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.823% due 04/15/2032 «		$789	$792
5.867% due 07/15/2032		5,000	5,029
5.992% due 06/15/2032		1,048	1,055
6.261% due 04/15/2032 «		829	833
6.278% due 10/15/2031		662	666
10.273% due 04/15/2032 «		1,019	1,001

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		629	632

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		980	987

Pagaya AI Debt Trust
5.373% due 01/17/2033		2,700	2,724
6.258% due 10/15/2031		931	934
6.660% due 07/15/2031		674	676
7.299% due 06/16/2031		291	295

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		8,600	8,671

Parallel Ltd.
5.015% due 07/15/2034 •		20,000	19,963

Park Avenue Institutional Advisers CLO Ltd.
4.994% due 01/20/2034 •		1,000	1,001

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		17,700	17,816

Pikes Peak CLO 2
5.104% due 10/11/2034 •		18,000	18,021

Pikes Peak CLO 4
5.115% due 07/15/2034 •		18,000	18,016

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		5,592	5,617

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		18,772	18,937

PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043		4,200	4,215

Post CLO Ltd.
4.985% due 10/15/2034 •		500	500

PPM CLO 5 Ltd.
4.998% due 10/18/2034 •		2,500	2,500

RCKT Trust
4.480% due 11/27/2034		422	423
4.900% due 07/25/2034		306	307

Reach ABS Trust
4.930% due 08/18/2032		1,037	1,042
4.960% due 08/16/2032		4,143	4,156
5.120% due 08/18/2032		4,300	4,345
5.340% due 08/16/2032		4,600	4,671
5.840% due 07/15/2031		5,000	5,075
5.880% due 07/15/2031		582	584
5.990% due 08/16/2032		1,200	1,223
6.290% due 02/18/2031		855	861

Rockford Tower CLO Ltd.
5.014% due 07/20/2034 •		600	600
5.084% due 07/20/2035 •		1,500	1,501

Romark CLO - IV Ltd.
5.067% due 07/10/2034 •		1,800	1,801
5.577% due 07/10/2034 •		4,500	4,508

Romark CLO V Ltd.
5.095% due 01/15/2035 •		1,900	1,901

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		3,400	3,412

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,800	1,811

Sculptor CLO XXVII Ltd.
4.944% due 07/20/2034 •		10,000	10,000

Shackleton CLO Ltd.
5.084% due 07/20/2034 •		1,300	1,301

Silver Rock CLO II Ltd.
4.924% due 01/20/2035 •		500	500

Slam Ltd.
5.807% due 05/15/2050		24,125	24,782

SLM Student Loan Trust
2.465% due 10/25/2039 •	EUR	1,066	1,169
2.615% due 07/25/2039 •		1,054	1,166

SMB Private Education Loan Trust
5.020% due 03/17/2053		$1,521	1,534
5.060% due 03/16/2054		12,039	12,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.074% due 06/17/2052 •	$1,277	$1,276
5.074% due 07/15/2053 •	4,123	4,096
5.090% due 10/16/2056	1,888	1,919
5.130% due 04/15/2054	27,931	28,376
5.184% due 03/17/2053 •	475	477
5.240% due 03/15/2056	1,515	1,543
5.334% due 10/16/2056 •	2,380	2,386
5.380% due 01/15/2053	881	897
5.380% due 07/15/2053	4,618	4,718
5.434% due 03/15/2056 •	1,256	1,269
5.500% due 06/17/2052	5,877	6,037
5.784% due 10/16/2056 •	3,346	3,418

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035	1,328	1,330
4.800% due 02/27/2034	7,129	7,157
4.820% due 06/25/2034	2,124	2,137

Sound Point CLO VII-R Ltd.
5.191% due 10/23/2031 •	599	599

Sound Point CLO XVIII Ltd.
5.266% due 01/21/2031 •	31	31

Sound Point CLO XXVII Ltd.
5.300% due 10/25/2034 •	6,000	6,020
Sound Point CLO XXVIII Ltd.
5.138% due 01/25/2032 •	708	708

Stream Innovations Issuer Trust
6.270% due 07/15/2044	1,468	1,528

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	600	604

Switch ABS Issuer LLC
5.121% due 10/25/2055	12,900	12,901

Symphony CLO 36 Ltd.
0.000% due 01/20/2036 •(a)	3,100	3,100

Symphony CLO 37 Ltd.
5.684% due 01/20/2037 •	1,000	1,007
Symphony CLO 43 Ltd.
5.425% due 04/15/2037 •	2,000	2,005

Symphony CLO XXIV Ltd.
5.261% due 10/23/2035 •	1,100	1,100

Symphony CLO XXIX Ltd.
5.433% due 10/15/2035 •	3,500	3,500

Symphony CLO XXV Ltd.
4.874% due 04/19/2034 •	3,000	3,000

TCW CLO AMR Ltd.
5.151% due 08/16/2034 •	7,100	7,105

TCW CLO Ltd.
5.494% due 01/16/2037 •	2,000	2,010

Thayer Park CLO Ltd.
4.868% due 04/20/2034 •	1,200	1,199

THL Credit Wind River CLO Ltd.
5.105% due 04/15/2035 •	2,900	2,902

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •	2,000	2,001

Trinitas CLO VII Ltd.
4.918% due 01/25/2035 •	625	625

Trinitas CLO XIV Ltd.
4.958% due 01/25/2034 •	3,000	3,002

Trinitas CLO XIX Ltd.
4.994% due 10/20/2033 •	20,423	20,448

Trinitas CLO XVI Ltd.
5.014% due 07/20/2034 •	19,500	19,504

Trinitas CLO XVII Ltd.
5.034% due 10/20/2034 •	2,800	2,801

Trinitas CLO XX Ltd.
4.924% due 07/20/2035 •	21,000	20,953

UPG HI Issuer Trust
5.000% due 09/25/2047	18,600	18,605

Upstart Pass-Through Trust
7.900% due 10/20/2028	369	373

Upstart Securitization Trust
4.600% due 09/20/2035	600	602
5.020% due 09/20/2035	500	498
5.220% due 06/20/2035	5,848	5,879

Venture 44 CLO Ltd.
5.024% due 10/20/2034 •	1,000	1,000

122	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vibrant CLO XII Ltd.
5.034% due 04/20/2034 •		$1,900	$1,900

Voya CLO Ltd.
5.084% due 07/20/2032 •		363	363

Wellfleet CLO Ltd.
5.055% due 07/15/2034 •		1,200	1,201
5.064% due 04/20/2034 •		4,300	4,305

Wind River CLO Ltd.
4.965% due 10/15/2034 •		21,484	21,434
4.994% due 07/20/2034 •		2,100	2,101

			1,636,921

Total Asset-Backed Securities (Cost $2,870,546)			2,887,453

SOVEREIGN ISSUES 5.6%

Angola Government International Bonds
8.000% due 11/26/2029		6,100	5,964

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		2,291	2,209

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		1,655	1,744

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	502,800	88,759

Colombia TES
2.250% due 04/18/2029 (f)	COP	6,751,239	1,580
3.000% due 03/25/2033 (f)		6,671,813	1,414
6.500% due 01/22/2031 (f)		7,664,642	2,021
7.000% due 03/26/2031		14,020,000	2,893
11.000% due 08/22/2029		70,559,000	17,659
11.500% due 07/25/2046		18,959,800	4,478
11.750% due 01/24/2035		161,698,300	39,869
12.750% due 11/28/2040		79,018,000	20,516
13.250% due 02/09/2033		90,001,200	24,147

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	2,228,000	4,565

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$12,250	12,493

Ecuador Government International Bonds
6.900% due 07/31/2030 þ		9,800	9,722

Egypt Government International Bonds
6.375% due 04/11/2031	EUR	4,850	5,865

El Salvador Government International Bonds
7.625% due 02/01/2041		$725	726
9.250% due 04/17/2030		800	873

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	3,850	4,392

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Bonos
7.000% due 09/03/2026	MXN	1,156,000	$64,104

Mexico Government International Bonds
5.850% due 07/02/2032		$1,700	1,749
6.625% due 01/29/2038		1,600	1,674

Mexico Udibonos
4.000% due 11/30/2028 (f)	MXN	5,546	307

Panama Government International Bonds
8.000% due 03/01/2038		$4,250	4,973

Peru Government Bonds
6.150% due 08/12/2032	PEN	4,100	1,316

Peru Government International Bonds
6.150% due 08/12/2032		259,350	83,268
6.900% due 08/12/2037		7,300	2,273

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	562,500	33,232
8.000% due 01/31/2030		83,750	5,172
8.500% due 01/31/2037		1,562,175	93,780
10.500% due 12/21/2026		139,500	8,686

Romania Government International Bonds
5.125% due 09/24/2031	EUR	2,000	2,407
5.250% due 03/10/2030		2,200	2,706
5.375% due 06/07/2033		5,000	5,940

Turkiye Government Bonds
36.000% due 08/12/2026	TRY	324,500	7,605
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~		100,000	2,327
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		31,100	728
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		59,300	1,380

Total Sovereign Issues (Cost $541,861)			575,516

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Luxco Co. Ltd. «(c)(i)		10,798	191

Total Common Stocks (Cost $190)			191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 36.5%

REPURCHASE AGREEMENTS (j) 35.9%

			$3,669,500

SHORT-TERM NOTES 0.1%

Pagaya AI Debt Trust
4.858% due 06/15/2026		$965	966

Upgrade Auto Receivables Trust
4.234% due 10/15/2026		6,534	6,537

Upstart Securitization Trust
4.503% due 08/20/2026		747	747

			8,250

NIGERIA TREASURY BILLS 0.1%
30.463% due 06/11/2026 - 06/30/2026 (d)(e)	NGN	18,076,118	11,422

SOUTH AFRICA TREASURY BILLS 0.2%
7.348% due 05/06/2026 - 08/19/2026 (d)(e)	ZAR	315,600	18,484

U.S. TREASURY BILLS 0.2%
3.773% due 01/02/2026 - 04/21/2026 (d)(e)(m)(o)		$19,674	19,551

Total Short-Term Instruments (Cost $3,725,619)			3,727,207

Total Investments in Securities (Cost $17,156,105)			17,296,065

		SHARES
INVESTMENTS IN AFFILIATES 0.2%

MUTUAL FUNDS 0.2%

PIMCO Senior Loan Active Exchange-Traded Fund		372,228	18,716

Total Mutual Funds (Cost $19,002)			18,716

Total Investments in Affiliates (Cost $19,002)			18,716

Total Investments 169.4% (Cost $17,175,107)			$17,314,781

Financial Derivative Instruments (l)(n) (0.0)% (Cost or Premiums, net $120,258)			(5,985)

Other Assets and Liabilities, net (69.4)%			(7,090,203)

Net Assets 100.0%			$10,218,593

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	123

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC	6.330%	10/21/2026	10/27/2025	$431	$431	0.00%
Credit Opportunities Partners LLC	6.520	03/20/2028	03/20/2025	8,000	8,097	0.08
Deloitte LLP	5.250	01/30/2030	10/30/2024	2,000	2,041	0.02
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	2,045	0.02
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	2,037	0.02
Hardwood Funding LLC	4.480	06/07/2028	03/11/2025	6,000	6,065	0.06
Luxco Co. Ltd.			10/01/2025	190	191	0.00
National Football League	4.780	10/05/2030	06/27/2025	1,000	1,017	0.01
National Football League	5.480	10/05/2028	03/14/2024	1,600	1,637	0.02
Pantheon Senior Debt Secondaries III	6.026	03/26/2026	03/18/2025	1,400	1,400	0.01
Project Alpha Investindustria	4.150	02/27/2026	02/28/2025	392	444	0.00
Tib Finance PLC	7.111	11/15/2034	09/18/2024	2,200	2,212	0.02
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	4,200	4,512	0.04

				$31,413	$32,129	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.750%	12/31/2025	01/02/2026	$63,000	U.S. Treasury Notes 4.500% due 11/15/2033	$(64,149)	$63,000	$63,013
	3.790	01/02/2026	01/05/2026	1,689,700	U.S. Treasury Notes 0.875% - 4.000% due 06/30/2028 - 02/15/2031	(1,724,703)	1,689,700	1,689,700
	3.870	12/31/2025	01/02/2026	1,650,800	U.S. Treasury Notes 0.875% - 3.750% due 12/31/2028 - 11/15/2030	(1,681,212)	1,650,800	1,651,155
SAL	3.870	12/31/2025	01/02/2026	266,000	U.S. Treasury Bills 0.000% due 12/24/2026	(271,437)	266,000	266,057

Total Repurchase Agreements						$(3,741,501)	$3,669,500	$3,669,925

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MSC	3.400%	12/12/2025	01/30/2026	$(3,556)	$(3,563)

Total Reverse Repurchase Agreements					$(3,563)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	5.000%	01/01/2056	$88,200	$(87,759)	$(87,973)

Total Short Sales (0.9)%				$(87,759)	$(87,973)

124	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$3,403,868	$0	$0	$0	$3,403,868	$(3,470,064)	$(66,196)
MSC	0	(3,563)	0	0	(3,563)	4,682	1,119
SAL	266,057	0	0	0	266,057	(271,437)	(5,380)

Total Borrowings and Other Financing Transactions	$3,669,925	$(3,563)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(3,563)	$0	$0	$(3,563)

Total Borrowings	$0	$(3,563)	$0	$0	$(3,563)

Payable for reverse repurchase agreements					$(3,563)

(k)	Securities with an aggregate market value of $4,682 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2024 was $(849) at a weighted average interest rate of 3.612%. Average borrowings may include repurchase agreements and master forward transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond March Futures	03/2026	98	$	7,160	$13	$8	$0
Long Guilt March Futures	03/2026	1,675		206,297	1,782	361	(158)
U.S. Treasury 5-Year Note March Futures	03/2026	2,740		299,495	(1,005)	0	(589)
U.S. Treasury 10-Year Note March Futures	03/2026	4,222		474,711	(1,969)	0	(1,550)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1,185		139,830	(1,682)	0	(1,092)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	7,304		840,074	(5,992)	0	(3,253)

					$(8,853)	$369	$(6,642)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Oat March Futures	03/2026	927	$	(131,372)	$1,365	$316	$0

Total Futures Contracts					$(7,488)	$685	$(6,642)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	125

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$		500	$3	$4	$7	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651			4,600	77	(3)	74	1	0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	0.538			100	4	7	11	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.703			8,350	788	47	835	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	0.992			200	21	(2)	19	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226			11,400	44	1	45	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425			100	1	1	2	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.897		EUR	1,400	109	17	126	5	0

								$1,047	$72	$1,119	$11	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(10)	$11	$1	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	100	(3)	3	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(4)	2	(2)	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	123,700	9,550	34	9,584	0	(68)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	704,800	40,335	16,615	56,950	0	(302)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	259,700	18,949	1,238	20,187	0	(108)
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	1,300	24	5	29	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	1,910,300	38,169	5,258	43,427	17	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	1,573,700	34,830	1,285	36,115	23	0

					$141,840	$24,451	$166,291	$40	$(478)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	328,800	$(1,610)	$3,434	$1,824	$371	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		319,300	36	(1,716)	(1,680)	0	(401)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	117,700	(1,476)	1,144	(332)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		330,100	90	4,094	4,184	495	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		610,400	(15,408)	7,266	(8,142)	979	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	08/31/2031		30,500	(31)	618	587	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.245	Annual	10/18/2034		33,200	(114)	1,347	1,233	72	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/15/2035		43,400	0	117	117	99	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.749	Annual	08/15/2035		143,500	0	242	242	328	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		575,850	(12,200)	14,176	1,976	1,332	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		58,000	875	2,480	3,355	172	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		14,800	1,415	765	2,180	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		71,325	2,865	5,364	8,229	227	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		29,500	(1,745)	(343)	(2,088)	0	(96)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	24,900	0	(21)	(21)	0	(4)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		474,400	(201)	(197)	(398)	0	(76)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		24,000	0	(31)	(31)	0	(10)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		791,300	(125)	(622)	(747)	0	(276)
Pay	1-Year BRL-CDI	13.310	Maturity	01/02/2029		78,400	0	15	15	0	(1)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		140,100	13	36	49	15	0
Pay	1-Year BRL-CDI	13.328	Maturity	01/02/2029		14,000	0	(11)	(11)	0	(4)
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		178,000	0	(686)	(686)	0	(313)
Pay	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	580,525	1,417	710	2,127	0	(307)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		106,750	395	(794)	(399)	53	(57)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		47,900	(1,551)	107	(1,444)	0	(58)
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	24	46	1	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		149,700	(68)	(37)	(105)	7	0
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		163,122	121	(52)	69	0	(13)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	03/18/2031	EUR	32,000	(677)	41	(636)	0	(25)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		26,800	116	(282)	(166)	0	(21)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		2,900	(10)	69	59	4	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,500	(6)	35	29	2	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	28	23	2	0

126	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.530%	Annual	04/23/2035	EUR	3,700	$(14)	$83	$69	$6	$0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	46	41	2	0
Pay(5)	6-Month EUR-EURIBOR	2.656	Annual	01/30/2036		47,700	(694)	(677)	(1,371)	0	(65)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		16,620	(342)	(9)	(351)	0	(23)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		62,260	1,880	1,832	3,712	208	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030	HUF	4,165,800	6	729	735	35	0

							$(27,031)	$39,324	$12,293	$4,533	$(1,750)

Total Swap Agreements							$115,856	$63,847	$179,703	$4,584	$(2,228)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$685	$4,584	$5,269	$0	$(6,642)	$(2,228)	$(8,870)

(m)

Securities with an aggregate market value of $234,225 and cash of $58,705 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	BRL	56,880		$10,337	$0	$(43)
	01/2026	COP	12,234,223		3,207	0	(2)
	01/2026	EUR	6,026		7,070	0	(14)
	01/2026	INR	6,391		70	0	(1)
	01/2026	PLN	5,718		1,561	0	(32)
	01/2026		$10,548	BRL	56,880	0	(168)
	01/2026		508	TWD	16,026	2	0
	01/2026		2,030	ZAR	33,842	11	0
	02/2026	COP	4,522,303		$1,181	8	(2)
	02/2026	ILS	8,260		2,593	0	(1)
	02/2026		$5,386	BRL	30,099	65	0
	03/2026	COP	12,704,564		$3,306	31	0
	03/2026	KZT	105,763		202	0	(3)
	05/2026	ZAR	35,976		2,081	0	(70)
	08/2026		40,843		2,345	0	(80)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	127

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	01/2026	AUD	5,422		$3,573	$0	$(46)
	01/2026	BRL	320,878		58,316	0	(241)
	01/2026	CHF	931		1,182	6	0
	01/2026	GBP	2,771		3,747	12	0
	01/2026	PLN	3,600		978	0	(25)
	01/2026	TWD	1,377,731		44,150	252	0
	01/2026		$58,880	BRL	320,878	0	(323)
	01/2026		8,207	CNH	57,401	22	0
	01/2026		121	COP	459,980	0	(1)
	01/2026		686	IDR	11,482,557	1	0
	01/2026		56,010	INR	5,068,819	324	0
	01/2026		4,392	PLN	15,809	12	0
	01/2026		13,042	TWD	410,636	32	0
	01/2026		4,426	ZAR	73,796	24	0
	01/2026	ZAR	30,610		$1,830	0	(17)
	02/2026		$2,557	INR	230,370	0	(1)
	02/2026		6,374	TWD	200,045	0	(13)
	03/2026	CZK	15,056		$723	0	(10)
	04/2026	BRL	276,000		49,462	249	(120)
	05/2026	ZAR	98,431		5,564	0	(328)
	05/2030	KWD	2,974		10,242	360	0

BRC	01/2026	ILS	3,543		1,105	0	(8)
	01/2026	KRW	7,703,856		5,245	0	(98)
	01/2026		$1,092	AUD	1,634	0	(2)
	01/2026		2,030	EUR	1,749	27	0
	01/2026		98	PLN	358	1	0
	01/2026		17,389	TRY	785,350	663	0
	01/2026	ZAR	188,363		$10,874	0	(484)
	02/2026	ILS	3,478		1,080	0	(13)
	02/2026		$5,541	TRY	252,528	152	0
	03/2026		59,376		2,719,081	645	0
	12/2026	ZAR	40,135		$2,280	0	(80)

CBK	01/2026	AUD	2,878		1,913	0	(8)
	01/2026	BRL	22,467		4,083	0	(17)
	01/2026	COP	35,375,773		9,317	51	(13)
	01/2026	EUR	1,910		2,229	0	(16)
	01/2026	ILS	5		2	0	0
	01/2026	INR	2,223		25	0	0
	01/2026	NOK	6,136		601	0	(7)
	01/2026	NZD	35,242		20,483	185	0
	01/2026	SGD	18,422		14,291	0	(50)
	01/2026		$4,145	BRL	22,467	0	(45)
	01/2026		6,967	CNH	48,640	12	0
	01/2026		1,650	COP	6,218,910	0	(4)
	01/2026		2,015	GBP	1,523	38	0
	01/2026		709	NGN	1,083,103	40	0
	01/2026		26,297	PLN	94,804	110	0
	01/2026		8	THB	260	0	0
	01/2026		587	TWD	18,541	3	0
	01/2026		754	ZAR	12,772	16	0
	02/2026	COP	66,361,593		$17,063	0	(197)
	02/2026	ILS	6,538		2,057	4	0
	02/2026	PEN	18,709		5,501	0	(55)
	02/2026		$159	TWD	4,978	0	(1)
	03/2026	COP	29,348,066		$7,735	127	0
	03/2026	PEN	65,733		18,733	0	(770)
	04/2026	COP	9,366,314		2,454	46	0
	05/2026	PEN	23,943		7,019	0	(66)
	08/2026		21,893		6,452	0	(9)
	11/2026		11,278		3,297	0	(14)

CIB	03/2026	TWD	158,900		5,028	0	(23)

DUB	01/2026	ILS	5,819		1,809	0	(18)
	01/2026	INR	1,090		12	0	0
	01/2026		$1,026	EGP	50,693	29	0
	01/2026		3,298	ILS	10,523	6	0
	01/2026		1,997	KRW	2,922,791	30	0
	01/2026		1,817	ZAR	30,551	26	0
	01/2026	ZAR	335,679		$19,265	0	(976)

128	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	02/2026	HUF	84,812		$258	$0	$(1)
	02/2026	ILS	10,521		3,298	0	(5)
	02/2026		$686	NGN	1,043,904	34	0
	02/2026		215	TWD	6,720	0	(1)
	03/2026	KZT	102,022		$197	0	0
	03/2026		$1,998	KZT	1,146,840	214	0
	04/2026		1,063	EGP	54,346	42	0
	06/2026	KZT	1,609,970		$2,999	0	(33)
	09/2026	UZS	25,465,573		1,998	0	(11)
	12/2026		43,755,928		3,365	0	(20)
	12/2026	ZAR	115,078		6,532	0	(236)

FAR	01/2026	BRL	428,502		77,180	0	(1,018)
	01/2026	GBP	13,500		17,728	0	(469)
	01/2026	MXN	459,905		24,794	0	(687)
	01/2026	PLN	6,143		1,669	0	(42)
	01/2026	SGD	18		14	0	0
	01/2026		$77,876	BRL	428,502	322	0
	01/2026		630	CNH	4,437	6	0
	01/2026		1,746	ILS	5,599	12	0
	01/2026		3,232	PEN	10,994	36	0
	01/2026		531	PLN	1,936	8	0
	01/2026		1,827	ZAR	30,658	22	0
	01/2026	ZAR	414,935		$24,131	0	(889)
	02/2026	ILS	5,598		1,746	0	(12)
	02/2026		$77,180	BRL	431,721	1,011	0
	03/2026	PEN	215,362		$63,891	0	(11)

GLM	01/2026	CNH	289,745		41,171	0	(404)
	01/2026	COP	870,071		228	1	0
	01/2026	NGN	247,571		169	0	(2)
	01/2026		$697	CHF	559	9	0
	01/2026		172	NGN	247,571	0	(1)
	01/2026		476	PLN	1,740	8	0
	01/2026		435	ZAR	7,322	6	0
	01/2026	ZAR	173,084		$10,039	0	(397)
	02/2026	COP	1,529,032		400	2	0
	02/2026		$4,617	BRL	25,440	0	(10)
	02/2026		1,369	TRY	62,403	37	0
	03/2026	BRL	211		$38	0	0
	03/2026	COP	1,024,236		265	0	0
	03/2026		$36,980	BRL	203,980	0	(240)
	04/2026	BRL	197,000		$34,766	112	(558)
	04/2026		$38,129	MXN	694,656	55	0
	08/2026	ZAR	142,250		$7,980	0	(476)

JPM	01/2026	CAD	52,940		38,534	0	(58)
	01/2026	IDR	30,688,680		1,839	1	0
	01/2026	ILS	51,369		16,046	0	(83)
	01/2026	INR	461		5	0	0
	01/2026	NZD	3,516		2,043	18	0
	01/2026	PLN	5,848		1,591	0	(37)
	01/2026		$8,743	CNH	61,466	76	0
	01/2026		85	MXN	1,588	3	0
	01/2026		343	PLN	1,268	10	0
	01/2026	ZAR	113,094		$6,590	0	(229)
	02/2026	COP	45,246,520		11,552	0	(230)
	03/2026		2,171,786		562	0	(1)
	04/2026	BRL	29,800		5,028	0	(298)
	06/2027	UZS	8,953,246		664	0	(3)

MBC	01/2026	AUD	55,076		36,722	0	(35)
	01/2026	BRL	27,174		4,939	0	(20)
	01/2026	CAD	5,967		4,240	0	(110)
	01/2026	CHF	5,650		7,124	0	(15)
	01/2026	EGP	14,366		301	0	0
	01/2026	EUR	40,065		47,052	0	(52)
	01/2026	JPY	7,476,900		48,100	332	0
	01/2026	NZD	4,527		2,616	9	0
	01/2026	SGD	57,362		44,209	0	(445)
	01/2026		$1,187	AUD	1,770	0	(6)
	01/2026		4,929	BRL	27,174	30	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	129

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2026		$1,552	EGP	75,196	$17	$0
	01/2026		2,670	EUR	2,300	35	0
	01/2026		31,229	GBP	23,347	241	0
	01/2026		9,650	JPY	1,502,858	0	(49)
	01/2026		783	TWD	24,718	4	0

MYI	01/2026	ILS	12		$4	0	0
	01/2026	PLN	9		3	0	0
	01/2026		$392	JPY	60,998	0	(2)
	01/2026		5,052	PLN	18,126	0	(3)
	02/2026	ILS	12,656		$3,931	0	(44)
	02/2026		$250	NGN	375,640	8	0
	04/2026		25,445	MXN	463,534	36	0

NGF	01/2026		3,274	KRW	4,791,253	49	0
	01/2026		730	TRY	32,945	25	0
	03/2026	TRY	1,372		$30	0	0
	03/2026		$63	TRY	2,875	1	0

SCX	01/2026	INR	31,848		$350	0	(4)
	01/2026	JPY	4,414,400		28,260	58	0
	01/2026		$1,255	CNH	8,846	14	0
	01/2026		1,142	IDR	19,099,450	2	0
	01/2026		19,840	JPY	3,088,341	0	(110)
	01/2026		636	NGN	969,590	35	0
	01/2026		4,248	TWD	132,843	0	(19)
	06/2026	KZT	266,176		$495	0	(6)

SOG	01/2026	EUR	89,510		103,631	0	(1,606)
	01/2026		$47,097	JPY	7,365,993	0	(38)
	02/2026		3,944	EGP	193,658	54	0
	03/2026	MXN	262		$14	0	0
	03/2026	PEN	25		7	0	0
	03/2026		$5,134	MXN	96,204	171	0

UAG	01/2026	COP	26,443,578		$6,724	0	(198)
	01/2026		$3,812	PLN	13,707	7	(1)
	01/2026	ZAR	328,820		$18,907	0	(921)
	02/2026	COP	109,241,658		29,173	799	0
	03/2026		11,566,233		2,945	0	(53)

Total Forward Foreign Currency Contracts						$7,594	$(14,714)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC USD verses TRY	TRY	47.700	02/09/2026	5,300	$(96)	$(33)

Total Written Options						$(96)	$(33)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BPS	Mexico Government International Bonds	1.000%	Quarterly	06/20/2026	0.221%	$	4,000	$22	$(6)	$16	$0
CBK	Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.245		900	(12)	3	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.757		1,600	(16)	5	0	(11)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦		2,059	0	18	18	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		9,000	(76)	49	0	(27)

								$(82)	$69	$34	$(47)

130	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,360	$1,003	$25	$1,028	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		7,370	1,696	41	1,737	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,220	276	11	287	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,990	1,605	42	1,647	0

							$4,580	$119	$4,699	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	IBXXLLTR Index	N/A	1.225% (SOFR plus a specified spread)	Maturity	06/22/2026	$14,900	$0	$114	$114	$0

MYC	Receive	IBXXLLTR Index	N/A	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	29,800	0	(31)	0	(31)

								$0	$83	$114	$(31)

Total Swap Agreements								$4,498	$271	$4,847	$(78)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$117	$0	$1,028	$1,145	$(416)	$0	$0	$(416)	$729	$(490)	$239
BPS	1,294	0	1,867	3,161	(1,125)	0	0	(1,125)	2,036	(2,010)	26
BRC	1,488	0	0	1,488	(685)	0	0	(685)	803	(450)	353
CBK	632	0	287	919	(1,272)	0	(20)	(1,292)	(373)	712	339
CIB	0	0	0	0	(23)	0	0	(23)	(23)	0	(23)
DUB	381	0	18	399	(1,301)	0	0	(1,301)	(902)	603	(299)
FAR	1,417	0	0	1,417	(3,128)	0	0	(3,128)	(1,711)	1,845	134
GLM	230	0	0	230	(2,088)	(33)	0	(2,121)	(1,891)	1,732	(159)
GST	0	0	0	0	0	0	(27)	(27)	(27)	0	(27)
JPM	108	0	1,647	1,755	(939)	0	0	(939)	816	(673)	143
MBC	668	0	0	668	(732)	0	0	(732)	(64)	389	325
MYC	0	0	0	0	0	0	(31)	(31)	(31)	313	282
MYI	44	0	0	44	(49)	0	0	(49)	(5)	8	3
NGF	75	0	0	75	0	0	0	0	75	0	75
SCX	109	0	0	109	(139)	0	0	(139)	(30)	0	(30)
SOG	225	0	0	225	(1,644)	0	0	(1,644)	(1,419)	1,470	51
UAG	806	0	0	806	(1,173)	0	0	(1,173)	(367)	751	384

Total Over the Counter	$7,594	$0	$4,847	$12,441	$(14,714)	$(33)	$(78)	$(14,825)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(o)

Securities with an aggregate market value of $7,824 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	131

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$677	$0	$0	$0	$8	$685
Swap Agreements	0	51	0	0	4,533	4,584

	$677	$51	$0	$0	$4,541	$5,269

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,594	$0	$7,594
Swap Agreements	0	4,733	0	0	114	4,847

	$0	$4,733	$0	$7,594	$114	$12,441

	$677	$4,784	$0	$7,594	$4,655	$17,710

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$158	$0	$0	$0	$6,484	$6,642
Swap Agreements	0	478	0	0	1,750	2,228

	$158	$478	$0	$0	$8,234	$8,870

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,714	$0	$14,714
Written Options	0	0	0	33	0	33
Swap Agreements	0	47	0	0	31	78

	$0	$47	$0	$14,747	$31	$14,825

	$158	$525	$0	$14,747	$8,265	$23,695

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19,443	$19,443
Swap Agreements	0	33,802	0	0	(17,652)	16,150

	$0	$33,802	$0	$0	$1,791	$35,593

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(23,298)	$0	$(23,298)
Written Options	0	39	0	176	64	279
Swap Agreements	0	330	0	0	(448)	(118)

	$0	$369	$0	$(23,122)	$(384)	$(23,137)

	$0	$34,171	$0	$(23,122)	$1,407	$12,456

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$3,147	$0	$0	$0	$(25,221)	$(22,074)
Swap Agreements	0	3,958	0	0	28,232	32,190

	$3,147	$3,958	$0	$0	$3,011	$10,116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,315	$0	$5,315
Written Options	0	(37)	0	63	0	26
Swap Agreements	0	114	0	0	83	197

	$0	$77	$0	$5,378	$83	$5,538

	$3,147	$4,035	$0	$5,378	$3,094	$15,654

132	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$190,181	$97,422	$287,603
Corporate Bonds & Notes
Banking & Finance	0	853,913	36,676	890,589
Industrials	0	1,833,718	2,654	1,836,372
Utilities	0	246,614	0	246,614
Municipal Bonds & Notes
Arizona	0	3,149	0	3,149
California	0	301	0	301
U.S. Government Agencies	0	5,471,723	0	5,471,723
U.S. Treasury Obligations	0	391,744	0	391,744
Non-Agency Mortgage-Backed Securities	0	862,139	115,464	977,603
Asset-Backed Securities
Automobile ABS Other	0	375,938	0	375,938
Automobile Sequential	0	286,797	0	286,797
CMBS Other	0	88,226	0	88,226
Home Equity Other	0	320,355	0	320,355
Home Equity Sequential	0	1,082	0	1,082
Manufacturing House Sequential	0	2,320	0	2,320
Whole Loan Collateral	0	172,410	3,404	175,814
Other ABS	0	1,621,760	15,161	1,636,921
Sovereign Issues	0	575,516	0	575,516
Common Stocks
Industrials	0	0	191	191
Short-Term Instruments
Repurchase Agreements	0	3,669,500	0	3,669,500
Short-Term Notes	0	8,250	0	8,250
Nigeria Treasury Bills	0	11,422	0	11,422
South Africa Treasury Bills	0	18,484	0	18,484
U.S. Treasury Bills	0	19,551	0	19,551

	$0	$17,025,093	$270,972	$17,296,065

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Mutual Funds	$18,716	$0	$0	$18,716

Total Investments	$18,716	$17,025,093	$270,972	$17,314,781

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(87,973)	$0	$(87,973)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	685	4,584	0	5,269
Over the counter	0	12,423	18	12,441

	$685	$17,007	$18	$17,710

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(158)	(8,712)	0	(8,870)
Over the counter	0	(14,825)	0	(14,825)

	$(158)	$(23,537)	$0	$(23,695)

Total Financial Derivative Instruments	$527	$(6,530)	$18	$(5,985)

Totals	$19,243	$16,930,590	$270,990	$17,220,823

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$86,836	$19,731	$(4,698)	$256	$116	$269	$0	$(5,088)	$97,422	$(45)
Corporate Bonds & Notes
Banking & Finance	36,690	14,828	0	(3)	0	1,592	0	(16,431)	36,676	551
Industrials	4,518	1,000	(3,487)	2	0	621	0	0	2,654	26
Non-Agency Mortgage-Backed Securities	9,537	111,039	(813)	0	0	2,255	0	(6,554)	115,464	2,223
Asset-Backed Securities
Other ABS	27,707	10,169	(2,137)	14	0	(141)	0	(20,451)	15,161	(150)
Whole Loan Collateral	0	3,400	0	0	0	4	0	0	3,404	4
Common Stocks
Industrials	0	769	(456)	0	(123)	1	0	0	191	0
Short-Term Instruments
Short-Term Notes	2,602	0	(2,600)	0	0	(2)	0	0	0	0

	$167,890	$160,936	$(14,191)	$269	$(7)	$4,599	$0	$(48,524)	$270,972	$2,609

Financial Derivative Instruments - Assets
Over the counter	$21	$0	$(6)	$0	$0	$3	$0	$0	$18	$0

Totals	$167,911	$160,936	$(14,197)	$269	$(7)	$4,602	$0	$(48,524)	$270,990	$2,609

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	133

Schedule of Investments	PIMCO Multisector Bond Active Exchange-Traded Fund	(Cont.)	December 31, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$70,820	Discounted Cash Flow	Discount Rate	3.939-10.101	6.253
	3,200	Recent Transaction	Purchase price	98.000-99.000	98.112
	2,362	Third Party Vendor	Broker Quote	100.500	—
	21,040	—	—	—	—
Corporate Bonds & Notes
Banking & Finance	26,684	Discounted Cash Flow	Discount Rate	4.360-5.930	5.228
	9,992	Proxy Pricing	Base Price	99.972	—
Industrials	2,654	Discounted Cash Flow	Discount Rate	4.500-4.640	4.551
Non-Agency Mortgage-Backed Securities	2,213	Discounted Cash Flow	Discount Rate	6.309	—
	4,139	Proxy Pricing	Base Price	98.444	—
	109,112	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	4,321	Discounted Cash Flow	Discount Rate	5.957-20.000	9.235
	10,840	Recent Transaction	Purchase Price	100.000	—
Whole Loan Collateral	3,404	Proxy Pricing	Base Price	100.000	—
Common Stocks
Industrials	191	Indicative Market Quotation	Broker Quote	15.012	—

Financial Derivative Instruments - Assets
Over the counter	18	Indicative Market Quotation	Broker Quote	0.497	—

Total	$270,990

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

134	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.7%

MUNICIPAL BONDS & NOTES 82.1%

ALABAMA 2.5%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$400	$440

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	1,000	1,070
5.000% due 10/01/2055	600	646

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	500	535

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	2,100	2,225

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	500	544

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	995	951

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	400	423

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	1,200	1,275

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,000	1,043
5.250% due 03/01/2055	1,500	1,584
5.250% due 11/01/2055	300	330

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	700	752

		11,818

ALASKA 0.1%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	250	257

ARIZONA 1.2%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 02/01/2048	3,000	3,000

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	480	447

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	1,000	1,014

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	1,000	1,083

		5,544

ARKANSAS 1.1%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	300	292

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	542

Arkansas Development Finance Authority Revenue Bonds, Series 2025
3.875% due 10/15/2065	4,000	4,006

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	500	480

		5,320

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 4.0%

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	$345	$349

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	1,000	995

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	426
5.250% due 01/01/2054	250	266
5.250% due 11/01/2054	700	744
5.500% due 10/01/2054	200	218

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	800	858
5.000% due 02/01/2055	1,100	1,190

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	900	934

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	100	78

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	100	101

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	250	240

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,044

California Municipal Finance Authority Revenue Bonds, Series 2025
4.217% due 11/20/2040	999	1,001

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	600	600

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	400	402

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	257

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	495	437

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (b)	200	132

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	300	233
3.850% due 06/01/2050	430	393
4.214% due 06/01/2050	200	146

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	4,245	4,193

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	500	458

Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2060	300	312

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2034	1,630	1,857

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	150	151

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	500	565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (a)	$1,000	$157

		18,737

COLORADO 3.6%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	500	500

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.420% due 03/01/2055	3,240	3,240

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2050	500	530

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	500	451

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	500	553

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 09/01/2035	4,000	4,564

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	500	519

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	1,000	998

Colorado State Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2049	3,000	3,126

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	1,009

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2031	440	463

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,023

		16,976

CONNECTICUT 0.2%

Norwalk, Connecticut Housing Authority Bonds, (FNMA Insured), Series 2024
4.400% due 09/01/2042	1,000	1,008

DISTRICT OF COLUMBIA 0.9%

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	559

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2056	1,000	1,026

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2050	2,500	2,641

		4,226

FLORIDA 5.2%

Ave Maria Stewardship Community District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	1,215	1,216

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,000	1,027

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	135

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Connerton East Community Development District, Florida Special Assessment Bonds, Series 2025
5.250% due 06/15/2045	$670	$671

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	496

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	375	388

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	1,500	1,474
5.250% due 07/01/2047	600	591
5.250% due 07/01/2053	700	689

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	2,000	2,057

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	500	502

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2019
4.000% due 10/01/2035	1,650	1,674

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	400	415

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
2.500% due 11/15/2054	1,300	1,300

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	510	546

Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018
5.000% due 07/01/2041	3,000	3,071

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2025
5.000% due 10/01/2050	1,000	1,038

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	410	410

New Port Corners Community Development District, Florida Special Assessment Bonds, Series 2025
5.200% due 06/15/2045	500	500

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	1,200	1,242

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	889

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	3,000	3,004

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	500	501

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023
4.250% due 05/01/2028	250	253

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	200	203

		24,157

GEORGIA 1.9%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,000	1,015

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	500	537

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	300	321

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	$3,400	$3,623

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	3,000	3,001

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.500% due 07/01/2063	500	510

		9,007

IDAHO 0.7%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040	2,000	2,222

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.650% due 01/01/2054	920	919

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	211	201

		3,342

ILLINOIS 4.8%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2036	1,300	1,287

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	1,500	1,471

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2038	2,500	2,703
5.000% due 01/01/2048	500	516

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	500	527

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2040	300	333

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	500	517

Illinois Finance Authority Revenue Bonds, Series 2014
4.000% due 08/01/2038	500	486

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	500	510

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,600	1,631

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2043	500	537

Illinois Sales Tax State Revenue Notes, Series 2021
5.000% due 06/15/2031	1,000	1,109

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	1,000	1,002
4.000% due 06/01/2037	300	299

Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2044	2,000	2,108
5.250% due 05/01/2045	1,000	1,045

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	1,950	2,057

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,250	1,293

Illinois State Toll Highway Authority Revenue Bonds, Series 2021
5.000% due 01/01/2046	1,955	2,019

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2037	1,000	1,027

		22,477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 1.1%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
5.928% due 07/01/2053	$550	$543

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,750	1,799

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063	500	551

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	383

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.750% due 03/01/2043	300	318

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	400	385

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	101

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	100	101

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	1,000	1,050

		5,231

IOWA 0.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	500	544

KENTUCKY 2.1%

Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2054	2,255	2,318

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	600	668

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2040	500	500

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	300	323

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.000% due 05/01/2036	2,500	2,657
5.250% due 06/01/2055	250	265

Kentucky State Property & Building Commission Revenue Bonds, (FNMA Insured), Series 2024
4.375% due 09/01/2040	645	692

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2038	700	769

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025
5.000% due 05/15/2050	400	419

University of Kentucky Revenue Bonds, Series 2025
5.250% due 04/01/2050	1,000	1,050

		9,661

LOUISIANA 1.4%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2026	475	481

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
4.750% due 07/01/2065	3,500	3,411

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2040	250	271

136	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024
5.000% due 01/01/2033	$2,000	$2,202

		6,365

MARYLAND 0.4%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	1,000	1,078

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2042	870	946

		2,024

MASSACHUSETTS 1.6%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.250% due 10/01/2047	1,000	1,061

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	700	738

Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 08/01/2054	850	883
5.000% due 12/01/2054	500	519

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	1,000	1,056

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022
5.000% due 06/01/2050	1,500	1,539

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	1,000	1,032

University of Massachusetts Building Authority Revenue Bonds, Series 2017
5.000% due 11/01/2036	500	517

		7,345

MICHIGAN 2.6%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	249	195

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	300	342

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	345	359

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	750	787

Karegnondi Water Authority, Michigan Revenue Bonds, (BAM Insured), Series 2024
5.000% due 11/01/2041	1,000	1,101

Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036	1,775	1,782

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	1,500	1,346
4.000% due 12/01/2048	1,000	911

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (a)	2,500	253
5.000% due 06/01/2040	750	765

Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2057	500	520

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	1,500	1,708

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2044	$600	$654
5.500% due 06/01/2050	650	701

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	750	830

		12,254

MINNESOTA 0.6%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	500	504

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	500	516
5.000% due 11/15/2049	250	244

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	475	534

Rochester, Minnesota Revenue Bonds, Series 2022
4.000% due 11/15/2039	500	515

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	500	506

		2,819

MISSISSIPPI 0.1%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2037	300	332

MISSOURI 0.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	500	479

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 11/15/2044	400	417

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2054	2,000	1,992

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	300	336

		3,224

MULTI-STATE 3.1%

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024
4.375% due 04/01/2043	2,000	2,034

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	400	406

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
0.000% due 01/25/2043	3,387	3,450
4.534% due 11/25/2042	2,486	2,441

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	678	680
4.140% due 01/25/2040	390	380
4.415% due 08/25/2040	986	998

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	2,185	2,214
4.547% due 10/25/2040	691	707
4.564% due 04/25/2042 ~	994	1,004

		14,314

NEBRASKA 0.1%

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	250	257

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEVADA 0.8%

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022
4.000% due 06/01/2047	$3,000	$2,864

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	300	298

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (a)	500	79

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	500	511

		3,752

NEW HAMPSHIRE 1.5%

New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024
4.150% due 10/20/2040	599	599

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	485	469

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.086% due 01/20/2041 ~	1,490	1,478
4.086% due 11/20/2042	1,395	1,363
4.794% due 02/20/2041	1,399	1,468

New Hampshire Business Finance Authority Revenue Notes, Series 2022
4.000% due 12/01/2028	1,000	1,016

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	595	670

		7,063

NEW JERSEY 0.8%

New Jersey Educational Facilities Authority Revenue Bonds, Series 2023
4.625% due 09/01/2048	250	254

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	995	1,012

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	400	450

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,000	1,050

Passaic County, New Jersey Improvement Authority Revenue Notes, Series 2025
4.125% due 07/01/2033	900	921

		3,687

NEW MEXICO 0.2%

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	500	508

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	350	346

		854

NEW YORK 9.8%

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2041	1,725	1,685

New York City, New York General Obligation Bonds, Series 2012
2.550% due 04/01/2042	3,000	3,000

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2041	250	271

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	500	522

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	137

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	$250	$251

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	212

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2051	2,000	2,078
5.250% due 06/15/2054	500	526

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	500	537

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2043	1,500	1,609
5.000% due 05/01/2044	1,300	1,379
5.250% due 05/01/2048	8,000	8,450

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	900	954

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,650	1,650
5.150% due 11/15/2034	235	235

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2038	1,000	1,140

New York State Dormitory Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	500	515

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 03/15/2041	500	535

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	750	764
5.000% due 03/15/2049	3,675	3,836
5.000% due 03/15/2055	500	518

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	513
5.000% due 03/15/2063	1,000	1,023

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	875	910

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2044	500	523

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 06/30/2054	1,600	1,598

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	1,950	2,035

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	400	415

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	525
6.000% due 04/01/2035	250	276

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2040	300	340

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	250	254

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	550	561

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
5.250% due 12/01/2043	1,325	1,472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port Authority of New York & New Jersey Revenue Notes, Series 2024
5.000% due 09/01/2034	$500	$565

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	985	996

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	1,500	133
4.000% due 06/01/2050	300	252

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	494

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	500	526

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2045	1,700	1,803

		45,881

NORTH CAROLINA 0.4%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	986	1,008

North Carolina State Revenue Bonds, Series 2021
4.000% due 03/01/2035	1,000	1,047

		2,055

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2041	525	557

OHIO 3.5%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	500	511

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2041	1,000	1,096

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (a)	5,000	371
4.000% due 06/01/2048	500	432
5.000% due 06/01/2055	5,650	4,581

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	1,600	1,780

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	500	454

Hamilton County, Ohio Revenue Bonds, Series 2021
2.550% due 08/15/2051	1,820	1,820

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	400	361

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	500	508

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2037	700	792

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	2,280	2,505

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040	300	301

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2048	750	786

		16,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.1%

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	$600	$638

OREGON 0.5%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	1,000	1,060

Oregon State General Obligation Bonds, Series 2022
2.550% due 06/01/2045	1,100	1,100

		2,160

PENNSYLVANIA 3.4%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
5.000% due 12/01/2043	700	747

Beaver Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	965	1,021

Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	200	173
5.000% due 07/01/2040	3,000	3,096
5.000% due 07/01/2041	1,225	1,256

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	250	247

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.420% (MUNIPSA) due 08/15/2038 ~(d)	940	928

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
2.450% due 08/15/2054	2,500	2,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	300	296

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	251
5.000% due 12/31/2038	500	501

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2039	500	539

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	1,000	1,104

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2040	1,500	1,646

Pennsylvania Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.900% due 06/01/2041	1,000	1,033

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	195	212
6.250% due 10/01/2054	195	214

		15,764

PUERTO RICO 2.0%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2005
0.000% due 05/15/2050 (a)	2,000	410

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	222	142
0.000% due 11/01/2051	1,823	1,194

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	309	301

138	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Electric Power Authority Revenue Bonds, (FGIC Insured), Series 2007
5.250% due 07/01/2034 ^	$1,000	$1,013

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	7,100	2,386
0.000% due 07/01/2051 (a)	5,400	1,358
5.000% due 07/01/2058	1,750	1,688

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	600	588
4.550% due 07/01/2040	250	250

		9,330

RHODE ISLAND 0.2%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	750
5.000% due 06/01/2050	200	198

		948

SOUTH CAROLINA 1.2%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2041	625	641

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	200	216

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.500% due 10/01/2045	750	754

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.250% due 12/01/2049	1,300	1,368
5.500% due 12/01/2054	1,050	1,121

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	1,300	1,312

		5,412

SOUTH DAKOTA 0.1%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	500	499

TENNESSEE 0.7%

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	900	985

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	1,000	1,017

Tennessee Housing Development Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 01/01/2056	1,000	1,101

		3,103

TEXAS 12.7%

Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2048	100	104

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 06/15/2054	450	410
4.125% due 08/15/2054	500	456

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	1,500	1,505

Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 03/01/2043	500	502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024
5.000% due 11/15/2049	$3,000	$3,168

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	300	291

City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2055	1,100	1,133

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	700	712

Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	1,000	991

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.250% due 11/01/2042	1,500	1,617

Dallas Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.350% due 10/01/2041	500	503

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	2,000	2,207

Dallas Metrocare Services, Texas Revenue Bonds, Series 2025
5.250% due 11/01/2050	2,350	2,459

Denton County, Texas Special Assessment Bonds, Series 2025
6.697% due 01/01/2059 «	1,995	1,995

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	1,500	1,546

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	500	507

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	500	471

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	2,093	2,123

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	500	520

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	1,310	1,206

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	500	533

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2042	1,000	1,072

Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2038	100	108

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	1,500	1,653

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	500	468

Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/01/2048	500	520

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	1,000	1,031

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	5,000	5,193

Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051	500	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	$645	$714

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	2,000	2,014

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	250	242

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
5.250% due 05/15/2054	1,000	1,040

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	500	515

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	1,000	1,007

Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
3.450% due 07/01/2040	1,800	1,800

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	250	184

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.250% due 08/15/2043	500	547

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.125% due 08/15/2045	700	741

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	1,000	1,013

North Texas Tollway Authority Revenue Bonds, Series 2025
5.000% due 01/01/2039	1,000	1,127

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2050	3,000	3,156

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	1,030	1,171

San Antonio Housing Trust Public Facility Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.550% due 03/01/2043	650	656

Tarrant County Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.600% due 03/01/2043	1,000	1,014

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	500	518
5.500% due 11/15/2052	300	324

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	1,000	1,118

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	250	252

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2043	1,700	1,849

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	606
5.000% due 10/15/2057	250	258

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	514

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,500	1,411

		59,303

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	139

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.5%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.000% due 06/01/2040	$1,200	$1,325

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	300	333

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	600	685

		2,343

VIRGINIA 0.2%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	280	271

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2041	500	541

		812

WASHINGTON 1.1%

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	1,200	1,361

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2040	1,000	1,051

Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024
4.400% due 03/01/2043	500	496

Washington State Housing Finance Commission Revenue Bonds, Series 2024
4.084% due 03/01/2050	595	584

Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.947% due 11/20/2041	1,595	1,536

		5,028

WEST VIRGINIA 0.4%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	1,250	1,332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	$300	$324

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 08/01/2027	175	179

		1,835

WISCONSIN 1.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	262
4.000% due 03/31/2056	250	202

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	400	361

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2039	300	320
5.250% due 06/15/2050	250	256
5.750% due 12/31/2065	2,600	2,679

Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025
5.250% due 07/01/2055	2,500	2,576

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021
4.000% due 04/01/2046	750	710

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (a)	1,000	392

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.250% due 11/15/2055	900	892

		8,650

Total Municipal Bonds & Notes (Cost $376,422)		383,211

U.S. GOVERNMENT AGENCIES 0.0%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.990% due 04/25/2043 ~	196	169

Total U.S. Government Agencies (Cost $158)		169

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

City of Dallas Housing Finance Corp.
4.625% due 10/01/2043	400	407

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Housing & Community Development Authority
4.600% due 01/01/2042	$300	$307

Multifamily Tax-Exempt Mortgage-Backed Bonds
4.500% due 08/01/2041	991	1,004

San Antonio Housing Trust Public Facility Corp.
4.450% due 04/01/2043	500	499

Total Non-Agency Mortgage-Backed Securities (Cost $2,191)		2,217

	SHARES
SHORT-TERM INSTRUMENTS 16.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (c)	314,271	314

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (e) 15.8%
		73,800

MUNICIPAL BONDS & NOTES 0.2%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	$800	805

Total Municipal Bonds & Notes (Cost $803)		805

Total Short-Term Instruments (Cost $74,917)		74,919

Total Investments in Securities (Cost $453,688)		460,516

Total Investments 98.7% (Cost $453,688)		$460,516

Financial Derivative Instruments (f)(i) 0.0% (Cost or Premiums, net $511)		44

Other Assets and Liabilities, net 1.3%		6,215

Net Assets 100.0%		$466,775

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)	Coupon represents a 7-Day Yield.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.420%	08/15/2038	09/14/2021	$951	$928	0.20%

140	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.930%	12/31/2025	01/02/2026	$73,800	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	$(75,202)	$73,800	$73,816

Total Repurchase Agreements						$(75,202)	$73,800	$73,816

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$73,816	$0	$0	$0	$73,816	$(75,202)	$(1,386)

Total Borrowings and Other Financing Transactions	$73,816	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	139	$(15,629)	$105	$28	$0

Total Futures Contracts				$105	$28	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$	5,100	$511	$85	$596	$16	$0

Total Swap Agreements							$511	$85	$596	$16	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$28	$16	$44	$0	$0	$0	$0

Cash of $1,564 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	141

Schedule of Investments	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28
Swap Agreements	0	0	0	0	16	16

	$0	$0	$0	$0	$44	$44

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(140)	$(140)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$131	$131
Swap Agreements	0	0	0	0	85	85

	$0	$0	$0	$0	$216	$216

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$11,818	$0	$11,818
Alaska	0	257	0	257
Arizona	0	5,544	0	5,544
Arkansas	0	5,320	0	5,320
California	0	18,737	0	18,737
Colorado	0	16,976	0	16,976
Connecticut	0	1,008	0	1,008
District of Columbia	0	4,226	0	4,226
Florida	0	24,157	0	24,157
Georgia	0	9,007	0	9,007
Idaho	0	3,342	0	3,342
Illinois	0	22,477	0	22,477
Indiana	0	5,231	0	5,231
Iowa	0	544	0	544
Kentucky	0	9,661	0	9,661
Louisiana	0	6,365	0	6,365
Maryland	0	2,024	0	2,024
Massachusetts	0	7,345	0	7,345
Michigan	0	12,254	0	12,254
Minnesota	0	2,819	0	2,819
Mississippi	0	332	0	332
Missouri	0	3,224	0	3,224
Multi-State	0	14,314	0	14,314
Nebraska	0	257	0	257
Nevada	0	3,752	0	3,752
New Hampshire	0	7,063	0	7,063
New Jersey	0	3,687	0	3,687
New Mexico	0	854	0	854
New York	0	45,881	0	45,881
North Carolina	0	2,055	0	2,055
North Dakota	0	557	0	557

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Ohio	$0	$16,298	$0	$16,298
Oklahoma	0	638	0	638
Oregon	0	2,160	0	2,160
Pennsylvania	0	15,764	0	15,764
Puerto Rico	0	9,330	0	9,330
Rhode Island	0	948	0	948
South Carolina	0	5,412	0	5,412
South Dakota	0	499	0	499
Tennessee	0	3,103	0	3,103
Texas	0	57,308	1,995	59,303
Utah	0	2,343	0	2,343
Virginia	0	812	0	812
Washington	0	5,028	0	5,028
West Virginia	0	1,835	0	1,835
Wisconsin	0	8,650	0	8,650
U.S. Government Agencies	0	169	0	169
Non-Agency Mortgage-Backed Securities	0	2,217	0	2,217
Short-Term Instruments
Mutual Funds	0	314	0	314
Repurchase Agreements	0	73,800	0	73,800
Municipal Bonds & Notes	0	805	0	805

Total Investments	$0	$458,521	$1,995	$460,516

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$44	$0	$44

Total Financial Derivative Instruments	$0	$44	$0	$44

Totals	$0	$458,565	$1,995	$460,560

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

142	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.6%

CORPORATE BONDS & NOTES 60.5%

BANKING & FINANCE 40.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.950% due 03/10/2055 •		$600	$629

African Development Bank
5.875% due 05/07/2035 •(b)(c)		500	501

Allstate Corp.
6.500% due 05/15/2067 •		400	422
7.051% (TSFR3M + 3.200%) due 08/15/2053 ~		1,146	1,151

American National Group, Inc.
7.000% due 12/01/2055 •		1,000	1,005

Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(b)(c)		1,000	1,074
9.375% due 03/19/2029 •(b)(c)		361	403

Banco Mercantil del Norte SA
7.625% due 01/10/2028 •(b)(c)		1,500	1,544

Banco Santander SA
9.625% due 11/21/2028 •(b)(c)		800	887
9.625% due 05/21/2033 •(b)(c)		1,800	2,175

Bank of Montreal
7.700% due 05/26/2084 •(c)		1,400	1,487

Bank of Nova Scotia
3.625% due 10/27/2081 •(c)		479	464
6.875% due 10/27/2085 •(c)		500	513
7.350% due 04/27/2085 •(c)		1,000	1,041
8.000% due 01/27/2084 •(c)		1,100	1,182
8.625% due 10/27/2082 •(c)		500	531

Barclays PLC
8.000% due 03/15/2029 •(b)(c)		2,400	2,571
9.250% due 09/15/2028 •(b)(c)	GBP	200	291
9.625% due 12/15/2029 •(b)(c)		$1,000	1,137

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(c)		500	526
8.125% due 01/08/2039 •(c)		1,800	1,948

BNP Paribas SA
7.375% due 09/10/2034 •(b)(c)		400	419
8.000% due 08/22/2031 •(b)(c)		1,000	1,083
9.250% due 11/17/2027 •(b)(c)		1,869	2,002

Burford Capital Global Finance LLC
9.250% due 07/01/2031		695	716

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(c)		1,800	1,856
7.000% due 10/28/2085 •(c)		900	941

Commerzbank AG
7.500% due 10/09/2030 •(b)(c)		1,800	1,893

Cooperatieve Rabobank UA
4.875% due 06/29/2029 •(b)(c)	EUR	800	952

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		$1,200	1,210
6.875% due 12/15/2052 •		1,043	1,069

Credit Suisse AG AT1 Claim		800	236

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(b)		800	839

Deutsche Bank AG
6.750% due 10/30/2034 •(b)(c)	EUR	800	961

DNB Bank ASA
7.375% due 05/30/2029 •(b)(c)		$1,600	1,682

Equitable Holdings, Inc.
6.700% due 03/28/2055 •		1,000	1,047

Global Atlantic Fin Co.
7.250% due 03/01/2056 •		500	503
7.950% due 10/15/2054 •		550	571

HSBC Holdings PLC
6.500% due 03/23/2028 •(b)(c)		1,200	1,228
7.050% due 06/05/2030 •(b)(c)		1,000	1,042

ING Groep NV
7.000% due 11/16/2032 •(b)(c)		1,000	1,044
8.000% due 05/16/2030 •(b)(c)		1,400	1,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intesa Sanpaolo SpA
7.778% due 06/20/2054 •	$300	$357
8.248% due 11/21/2033 •	1,074	1,269

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	1,700	1,677

Lloyds Banking Group PLC
6.625% due 09/27/2035 •(b)(c)	400	400
6.750% due 09/27/2031 •(b)(c)	900	936
8.000% due 09/27/2029 •(b)(c)	2,333	2,526

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •	500	519

MetLife, Inc.
6.350% due 03/15/2055 •	500	528

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(b)(c)	400	441

NatWest Group PLC
7.300% due 11/19/2034 •(b)(c)	800	849
8.125% due 11/10/2033 •(b)(c)	2,200	2,482

Nippon Life Insurance Co.
5.950% due 04/16/2054 •	700	729
6.250% due 09/13/2053 •	1,000	1,060
6.500% due 04/30/2055 •	1,900	2,047

Nomura Holdings, Inc.
7.000% due 07/15/2030 •(b)(c)	800	825

Nordea Bank Abp
6.300% due 09/25/2031 •(b)(c)	200	205

Prudential Financial, Inc.
5.125% due 03/01/2052 •	1,200	1,191
6.000% due 09/01/2052 •	1,518	1,569
6.500% due 03/15/2054 •	900	952

Reinsurance Group of America, Inc.
6.650% due 09/15/2055 •	900	933

Royal Bank of Canada
6.750% due 08/24/2085 •(c)	500	520
7.500% due 05/02/2084 •(c)	3,400	3,611

Skandinaviska Enskilda Banken AB
6.875% due 06/30/2027 •(b)(c)	400	411

Societe Generale SA
5.375% due 11/18/2030 •(b)(c)	500	480
9.375% due 11/22/2027 •(b)(c)	484	517
10.000% due 11/14/2028 •(b)(c)	600	667

Standard Chartered PLC
7.000% due 11/14/2035 •(b)(c)	500	515
7.875% due 03/08/2030 •(b)(c)	800	857

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(b)(c)	1,000	991
4.750% due 03/01/2031 •(b)(c)	1,000	952

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •	500	520

Toronto-Dominion Bank
7.250% due 07/31/2084 •(c)	300	316
8.125% due 10/31/2082 •(c)	1,728	1,824

UBS Group AG
6.850% due 09/10/2029 •(b)(c)	800	821
7.125% due 08/10/2034 •(b)(c)	400	410
7.750% due 04/12/2031 •(b)(c)	1,000	1,082
9.250% due 11/13/2028 •(b)(c)	500	550
9.250% due 11/13/2033 •(b)(c)	1,100	1,291

		82,126

INDUSTRIALS 3.3%

CVS Health Corp.
7.000% due 03/10/2055 •	400	420

Enbridge, Inc.
5.750% due 07/15/2080 •	2,515	2,548
7.625% due 01/15/2083 •	1,100	1,198
8.250% due 01/15/2084 •	700	750

Energy Transfer LP
6.500% due 02/15/2056 •	400	399

Enterprise Products Operating LLC
5.375% due 02/15/2078 •	435	434
7.099% (TSFR3M + 3.248%) due 08/16/2077 ~	489	489

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Plains All American Pipeline LP
8.223% (TSFR3M + 4.372%) due 01/30/2026 ~(b)	$498	$500

		6,738

UTILITIES 16.6%

AES Corp.
6.950% due 07/15/2055 •	600	595

American Electric Power Co., Inc.
3.875% due 02/15/2062 •	400	394
6.050% due 03/15/2056 •	700	688
6.950% due 12/15/2054 •	700	753
7.050% due 12/15/2054 •	300	315

BP Capital Markets PLC
6.125% due 03/18/2035 •(b)	600	619
6.450% due 12/01/2033 •(b)	2,300	2,451

British Telecommunications PLC
4.875% due 11/23/2081 •	400	387

CenterPoint Energy, Inc.
6.700% due 05/15/2055 •	400	412
6.850% due 02/15/2055 •	900	966
7.000% due 02/15/2055 •	250	261

CMS Energy Corp.
3.750% due 12/01/2050 •	1,300	1,200
6.500% due 06/01/2055 •	1,400	1,440

Dominion Energy, Inc.
6.200% due 02/15/2056 •	300	301
6.625% due 05/15/2055 •	1,200	1,237
7.000% due 06/01/2054 •	500	543

Duke Energy Corp.
6.450% due 09/01/2054 •	1,900	1,995

Edison International
8.125% due 06/15/2053 •(f)	300	312

Electricite de France SA
9.125% due 03/15/2033 •(b)	1,715	2,001

Entergy Corp.
6.100% due 06/15/2056 •	300	300

EUSHI Finance, Inc.
6.250% due 04/01/2056 •	400	401

Evergy, Inc.
6.650% due 06/01/2055 •	810	832

Exelon Corp.
6.500% due 03/15/2055 •	600	625

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •	1,200	1,248
6.750% due 06/15/2054 •	1,800	1,923

NiSource, Inc.
6.950% due 11/30/2054 •	800	837

Sempra
6.375% due 04/01/2056 •	150	153
6.400% due 10/01/2054 •	300	305
6.625% due 04/01/2055 •	1,250	1,270
6.875% due 10/01/2054 •	1,650	1,702

Sierra Pacific Power Co.
6.200% due 12/15/2055 •	700	694

Transcanada Trust
5.500% due 09/15/2079 •	1,600	1,594
5.600% due 03/07/2082 •	1,736	1,721

TXNM Energy, Inc.
7.000% due 07/31/2056 •	400	399

Vodafone Group PLC
5.125% due 06/04/2081 •	1,300	1,021
7.000% due 04/04/2079 •	1,600	1,696

		33,591

Total Corporate Bonds & Notes (Cost $116,273)		122,455

	SHARES
PREFERRED SECURITIES 33.6%

BANKING & FINANCE 31.4%

Ally Financial, Inc.
4.700% due 05/15/2028 (b)	716,000	681

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	143

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

American Express Co.
3.550% due 09/15/2026 (b)	1,400,000	$1,382

Banco Santander SA
8.000% due 02/01/2034 (b)(c)	600,000	664

Bank of America Corp.
4.375% due 01/27/2027 (b)	1,433,000	1,421
5.875% due 03/15/2028 (b)	3,418,000	3,455
6.625% due 05/01/2030 (b)	2,300,000	2,397

Bank of New York Mellon Corp.
4.625% due 09/20/2026 (b)	400,000	398

Capital One Financial Corp.
3.950% due 09/01/2026 (b)	1,600,000	1,581

Charles Schwab Corp.
4.000% due 12/01/2030 (b)	2,336,000	2,183
5.000% due 12/01/2027 (b)	400,000	393

Citigroup, Inc.
6.625% due 02/15/2031 •(b)	1,600,000	1,623
6.875% due 12/31/2099	500,000	512
6.950% due 02/15/2030 (b)	3,800,000	3,916
7.000% due 08/15/2034 (b)	1,700,000	1,791

Citizens Financial Group, Inc.
7.199% (TSFR3M + 3.265%) due 04/06/2026 (b)	200,000	200

CoBank ACB
6.450% due 10/01/2027 (b)	400,000	403
7.125% due 01/01/2030 (b)	75,000	78

Compeer Financial ACA
7.875% due 02/15/2031 •(b)	1,500,000	1,547

Corebridge Financial, Inc.
6.875% due 12/01/2030 •(b)	1,200,000	1,235

Dresdner Funding Trust I
8.151% due 06/30/2031	600,000	660

Farm Credit Bank of Texas
7.000% due 09/15/2030 (b)	600,000	619
7.750% due 06/15/2029 (b)	500,000	525

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (b)	1,000,000	987
4.797% due 01/30/2026 (b)	23,700	461
6.125% due 11/10/2034 (b)	1,200,000	1,223
6.850% due 02/10/2030 (b)	700,000	728
7.186% due 02/10/2026 (b)	650,000	651
7.500% due 05/10/2029 (b)	2,600,000	2,753

Huntington Bancshares, Inc.
5.625% due 07/15/2030 (b)	500,000	509
6.250% due 10/15/2030 (b)	1,000,000	1,002

	SHARES	MARKET VALUE (000S)

JPMorgan Chase & Co.
4.625% due 06/01/2026 (b)	40,500	$795
6.500% due 04/01/2030 (b)	3,600,000	3,739
6.875% due 06/01/2029 (b)	900,000	951

MetLife Capital Trust IV
7.875% due 12/15/2067	2,100,000	2,330

MetLife, Inc.
4.750% due 03/15/2026 (b)	25,100	495
5.875% due 03/15/2028 (b)	700,000	712

Morgan Stanley
4.875% due 04/15/2026 (b)	24,700	505
6.625% due 10/15/2029 (b)	36,000	941
7.145% (TSFR3M + 3.422%) due 03/15/2026 (b)	400,000	401

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (b)	300,000	294
6.000% due 05/15/2027 (b)	1,200,000	1,213
6.200% due 09/15/2027 (b)	200,000	203
6.250% due 03/15/2030 (b)	2,439,000	2,520

State Street Corp.
6.700% due 03/15/2029 (b)	1,400,000	1,456
6.700% due 09/15/2029 (b)	700,000	733

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 (b)	19,200	505

Truist Financial Corp.
5.100% due 03/01/2030 (b)	648,000	653

U.S. Bancorp
5.300% due 04/15/2027 (b)	688,000	691

Voya Financial, Inc.
5.350% (H15T5Y + 3.210%) due 09/15/2029 (b)	20,700	512
7.758% due 09/15/2028 (b)	925,000	978

Wells Fargo & Co.
3.900% due 03/15/2026 (b)	1,500,000	1,496
4.750% due 03/15/2026 (b)	41,300	805
6.850% due 09/15/2029 (b)	3,200,000	3,347
7.625% due 09/15/2028 (b)	1,133,000	1,209

		63,462

INDUSTRIALS 0.3%

SVB Financial Trust
0.000% due 11/07/2032 (a)	48,000	6

	SHARES	MARKET VALUE (000S)

Venture Global LNG, Inc.
9.000% due 09/30/2029 (b)	700,000	$555

		561

UTILITIES 1.9%

AT&T, Inc.
4.750% due 01/30/2026 (b)	30,700	584

Energy Transfer LP
6.625% due 02/15/2028 (b)	1,146,000	1,142
7.125% due 05/15/2030 (b)	1,800,000	1,847

SCE Trust VII
7.500% due 11/22/2028 (b)	12,000	306

		3,879

Total Preferred Securities (Cost $65,813)		67,902

SHORT-TERM INSTRUMENTS 4.5%

MUTUAL FUNDS 0.7%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	1,411,228	1,411

REPURCHASE AGREEMENTS (e) 3.8%
		7,600

Total Short-Term Instruments (Cost $9,011)		9,011

Total Investments in Securities (Cost $191,097)		199,368

Total Investments 98.6% (Cost $191,097)		$199,368

Financial Derivative Instruments (g)(h) (0.1)% (Cost or Premiums, net $1,031)		(223)

Other Assets and Liabilities, net 1.5%		3,022

Net Assets 100.0%		$202,167

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	3.930%	12/31/2025	01/02/2026	$7,600	U.S. Treasury Bonds 4.000% due 11/15/2042	$(7,722)	$7,600	$7,602

Total Repurchase Agreements						$(7,722)	$7,600	$7,602

144	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
MEI	2.000%	12/12/2025	03/04/2026	$(307)	$(307)

Total Reverse Repurchase Agreements					$(307)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$7,602	$0	$0	$0	$7,602	$(7,722)	$(120)
MEI	0	(307)	0	0	(307)	313	6

Total Borrowings and Other Financing Transactions	$7,602	$(307)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(307)	$0	$(307)

Total Borrowings	$0	$0	$(307)	$0	$(307)

Payable for reverse repurchase agreements					$(307)

(f)	Securities with an aggregate market value of $313 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(489) at a weighted average interest rate of 2.363%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2026	145	$16,303	$	(71)	$0	$(49)
U.S. Treasury Long-Term Bond March Futures	03/2026	71	8,207		(89)	0	(43)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	116	13,688		(220)	0	(106)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	42	4,831		(17)	0	(19)

				$	(397)	$0	$(217)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Variation Margin
						Asset	Liability
Euro-Bobl March Futures	03/2026	8	$(1,092)	$	8	$1	$0
Euro-Bund March Futures	03/2026	6	(900)		11	1	0
U.S. Treasury 2-Year Note March Futures	03/2026	11	(2,297)		(1)	1	0
U.S. Treasury 5-Year Note March Futures	03/2026	1	(109)		2	2	0

				$	20	$5	$0

Total Futures Contracts				$	(377)	$5	$(217)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	145

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$	400	$30	$2	$32	$0	$0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		6,800	515	14	529	0	(3)

						$545	$16	$561	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	1,300	$(3)	$7	$4	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		2,100	(44)	12	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		3,600	17	(5)	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,600	4	(59)	(55)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		800	20	(9)	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		300	17	(9)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		2,400	37	(7)	30	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		700	(6)	(1)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		100	1	(1)	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		400	(2)	3	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		5,700	395	(127)	268	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		700	(3)	5	2	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	(1)	(11)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		400	54	12	66	1	0

							$486	$(190)	$296	$27	$(6)

Total Swap Agreements							$1,031	$(174)	$857	$27	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$5	$27	$32	$0	$(217)	$(9)	$(226)

Cash of $2,560 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
JPM	01/2026	EUR	818	$953	$0	$(8)

SOG	01/2026		834	965	0	(15)
	01/2026	GBP	184	243	0	(6)

Total Forward Foreign Currency Contracts					$0	$(29)

146	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
JPM	$0	$0	$0	$0	$(8)	$0	$0	$(8)	$(8)	$0	$(8)
SOG	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)

Total Over the Counter	$0	$0	$0	$0	$(29)	$0	$0	$(29)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$2	$0	$0	$0	$3	$5
Swap Agreements	0	0	0	0	27	27

	$2	$0	$0	$0	$30	$32

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$217	$217
Swap Agreements	0	3	0	0	6	9

	$0	$3	$0	$0	$223	$226

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29	$0	$29

	$0	$3	$0	$29	$223	$255

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,335	$1,335
Swap Agreements	0	308	0	0	(20)	288

	$0	$308	$0	$0	$1,315	$1,623

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$308	$0	$1	$1,315	$1,624

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$20	$0	$0	$0	$(1,454)	$(1,434)
Swap Agreements	0	(82)	0	0	104	22

	$20	$(82)	$0	$0	$(1,350)	$(1,412)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21	$0	$21

	$20	$(82)	$0	$21	$(1,350)	$(1,391)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	147

Schedule of Investments	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	(Cont.)	December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$82,126	$0	$82,126
Industrials	0	6,738	0	6,738
Utilities	0	33,591	0	33,591
Preferred Securities
Banking & Finance	5,019	58,443	0	63,462
Industrials	0	561	0	561
Utilities	890	2,989	0	3,879
Short-Term Instruments
Mutual Funds	0	1,411	0	1,411
Repurchase Agreements	0	7,600	0	7,600

Total Investments	$5,909	$193,459	$0	$199,368

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2	$30	$0	$32

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(226)	0	(226)
Over the counter	0	(29)	0	(29)

	$0	$(255)	$0	$(255)

Total Financial Derivative Instruments	$2	$(225)	$0	$(223)

Totals	$5,911	$193,234	$0	$199,145

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

148	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 81.5%

ABG Intermediate Holdings 2 LLC
5.966% - 8.891% (TSFR1M + 2.250%) due 12/21/2028 ~	$853	$855
5.966% - 8.891% (TSFR1M + 2.250%) due 02/13/2032 ~	3,956	3,965

Acrisure LLC
6.716% - 7.590% (TSFR1M + 3.000%) due 11/06/2030 ~	1,002	1,002

Action Environmental Group, Inc.
6.922% - 7.422% (TSFR3M + 3.250%) due 10/24/2030 ~	2,368	2,375

AI Aqua Merger Sub, Inc.
6.854% - 7.500% (TSFR3M + 3.000%) due 07/31/2028 ~	5,610	5,629

AL GCX Holdings LLC
6.185% due 12/17/2032	450	451

AL NGPL Holdings LLC
6.185% - 8.272% (TSFR3M + 2.250%) due 12/09/2030 ~	1,088	1,094

Albion Financing 3 SARL
6.868% - 7.480% (TSFR3M + 3.000%) due 05/21/2031 ~	3,162	3,188

AlixPartners LLP
5.716% - 9.340% (TSFR1M + 2.000%) due 08/12/2032 ~	1,150	1,153

Alliant Holdings Intermediate LLC
6.216% - 8.247% (TSFR1M + 2.500%) due 09/19/2031 ~	925	928

Allied Universal Holdco LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 08/20/2032 ~	948	954

Allspring Buyer LLC
6.688% - 7.672% (TSFR3M + 3.000%) due 11/01/2030 ~	1,140	1,148

Altar Bidco, Inc.
6.783% - 7.566% due 02/01/2029 ~	957	948

Altice France SA
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~	1,000	994
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~	2,137	2,139

Amentum Government Services Holdings LLC
5.716% - 9.340% (TSFR1M + 2.000%) due 09/29/2031 ~	1,794	1,802

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032	825	827

Amspec Parent LLC
TBD% - 10.448% (TSFR3M + 0.000%) due 12/22/2031 ~	266	267
TBD% - 10.448% (TSFR3M + 3.500%) due 12/22/2031 ~	1,725	1,733

AmWINS Group, Inc.
5.966% - 8.865% (TSFR1M + 2.250%) due 01/30/2032 ~	905	908

Amynta Agency Borrower, Inc.
6.466% - 7.769% (TSFR1M + 2.750%) due 12/29/2031 ~	767	770

Anticimex International AB
7.310% (TSFR3M + 2.900%) due 11/17/2031 ~	1,031	1,037

Applied Systems, Inc.
6.172% - 8.338% (TSFR3M + 2.500%) due 02/24/2031 ~	1,111	1,119

Arches Buyer, Inc.
7.066% - 7.284% (TSFR1M + 3.250%) due 12/06/2027 ~	1	1

Armor Holding II LLC
7.422% (TSFR3M + 3.750%) due 12/10/2031 ~	876	881

Aspire Bakeries Holdings LLC
7.221% (TSFR1M + 3.500%) due 12/23/2030 ~	2,779	2,798

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asurion LLC
7.966% (TSFR1M + 4.250%) due 09/19/2030 ~	$1,244	$1,245
8.066% (TSFR1M + 4.250%) due 08/19/2028 ~	1,309	1,313
9.081% (TSFR1M + 5.250%) due 01/31/2028 ~	1,200	1,198

AthenaHealth Group, Inc.
6.466% - 7.831% (TSFR1M + 2.750%) due 02/15/2029 ~	5,305	5,321

Auris Luxembourg III SARL
7.198% (TSFR6M + 3.500%) due 02/28/2029 ~	560	565

Avalara, Inc.
6.422% - 7.905% (TSFR3M + 2.750%) due 03/26/2032 ~	995	1,000

B&G Foods, Inc.
7.216% (TSFR1M + 3.500%) due 10/10/2029 ~	2,741	2,652

Barnes Group, Inc.
6.466% - 7.831% (TSFR1M + 2.750%) due 01/27/2032 ~	766	769

Bausch & Lomb Corp.
7.716% (TSFR1M + 4.000%) due 09/29/2028 ~	831	833
7.966% (TSFR1M + 4.250%) due 01/15/2031 ~	4,873	4,931

Bayonne Energy Center LLC
6.672% - 7.690% (TSFR3M + 3.000%) due 10/01/2032 ~	2,756	2,782

BCP Renaissance Parent LLC
6.172% - 8.315% (TSFR3M + 2.500%) due 10/31/2028 ~	836	842

BCPE Empire Holdings, Inc.
6.966% - 7.384% (TSFR1M + 3.250%) due 12/11/2030 ~	3,155	3,128

Beach Acquisition Bidco LLC
6.922% - 7.422% (TSFR3M + 3.250%) due 09/12/2032 ~	1,225	1,237

Belron Finance LLC
6.120% - 8.639% (TSFR3M + 2.250%) due 10/16/2031 ~	2,039	2,053

Blackfin Pipeline LLC
6.750% - 7.566% (TSFR1M + 3.000%) due 09/29/2032 ~	1,000	1,003

Blackhawk Network Holdings, Inc.
7.672% (TSFR3M + 4.000%) due 03/12/2029 ~	426	428

Boxer Parent Co., Inc.
6.822% - 7.566% (TSFR3M + 3.000%) due 07/30/2031 ~	58	58

Brazos Delaware II LLC
6.272% - 8.172% (TSFR1M + 2.500%) due 02/11/2030 ~	979	981

Cengage Learning, Inc.
7.227% (TSFR1M + 3.500%) due 03/24/2031 ~	646	650

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~	1,305	1,109

Century De Buyer LLC
6.840% - 7.517% (TSFR3M + 3.000%) due 10/30/2030 ~	1,188	1,187

Chamberlain Group, Inc.
6.466% - 7.769% (TSFR1M + 2.750%) due 09/08/2032 ~	742	744

Charlotte Buyer, Inc.
8.011% (TSFR1M + 4.250%) due 02/11/2028 ~	1,175	1,156

Charter Communications Operating LLC
6.235% - 8.199% (TSFR3M + 2.250%) due 12/15/2031 ~	764	765

Charter NEX U.S., Inc.
6.500% - 7.730% (TSFR1M + 2.750%) due 11/29/2030 ~	940	943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chobani LLC
5.966% - 8.891% (TSFR1M + 2.250%) due 10/28/2032 ~	$850	$855

Chromalloy Corp.
7.226% (TSFR3M + 3.250%) due 03/27/2031 ~	779	785

Cloud Software Group, Inc.
6.922% - 7.422% (TSFR3M + 3.250%) due 03/21/2031 ~	809	811
6.922% - 7.422% (TSFR3M + 3.250%) due 08/13/2032 ~	150	150

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ	74	73
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~	2,537	2,542

Clydesdale Acquisition Holdings, Inc.
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~µ	64	64
6.891% - 7.480% (TSFR1M + 3.175%) due 04/13/2029 ~	2,025	2,029
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~	2,724	2,725

CNT Holdings I Corp.
6.090% - 8.702% (TSFR3M + 2.250%) due 11/08/2032 ~	874	877

CommScope, Inc.
8.466% (TSFR1M + 4.750%) due 12/17/2029 ~	2,600	2,608

ConnectWise LLC
7.434% (TSFR3M + 3.500%) due 09/29/2028 ~	920	906

Cotiviti Corp.
6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~	3,019	2,908

Covia Holdings Corp.
6.706% - 7.672% (TSFR3M + 2.750%) due 02/26/2032 ~	2,438	2,424

CP Atlas Buyer, Inc.
8.966% (TSFR1M + 5.250%) due 07/08/2030 ~	1,322	1,282

CPI Holdco B LLC
5.716% - 9.340% (TSFR1M + 2.000%) due 05/19/2031 ~	1,153	1,157

CPPIB OVM Member U.S. LLC
6.172% - 8.338% (TSFR3M + 2.500%) due 08/20/2031 ~	1,165	1,174

Crown Subsea Communications Holding, Inc.
7.216% (TSFR1M + 3.500%) due 01/30/2031 ~	569	574

Cube Industrials Buyer, Inc.
6.912% - 7.480% (TSFR3M + 3.000%) due 10/17/2031 ~	939	946

CWGS Group LLC
6.331% - 8.000% (TSFR1M + 2.500%) due 06/03/2028 ~	1,955	1,913

Cyberswift U.S. Finco LLC
7.905% (TSFR3M + 4.000%) due 10/08/2032 ~	900	900

Darktrace PLC
7.185% - 7.198% (TSFR3M + 3.250%) due 10/09/2031 ~	989	994

Dayforce, Inc.
TBD% due 08/20/2032	950	948

Deep Blue Operating I LLC
6.593% - 7.723% (TSFR1M + 2.750%) due 10/01/2032 ~	1,975	1,984

Delta TopCo, Inc.
6.439% - 7.852% (TSFR3M + 2.750%) due 11/30/2029 ~	1,178	1,174

DexKo Global, Inc.
7.581% (TSFR1M + 3.750%) due 10/04/2028 ~	1,221	1,214

DG Investment Intermediate Holdings 2, Inc.
7.466% (TSFR1M + 3.750%) due 07/09/2032 ~	500	502

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	149

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Disco Parent, Inc.
7.072% (TSFR3M + 3.250%) due 08/06/2032 «~	$1,300	$1,310

Edelman Financial Center LLC
6.716% - 7.590% (TSFR1M + 3.000%) due 04/07/2028 ~	1,052	1,059

Ellucian Holdings, Inc.
6.466% - 7.769% (TSFR1M + 2.750%) due 10/08/2029 ~	957	963

EMRLD Borrower LP
6.122% - 8.448% (TSFR6M + 2.250%) due 08/04/2031 ~	1,905	1,911

Ensemble RCM LLC
6.840% - 7.517% (TSFR3M + 3.000%) due 08/01/2029 ~	814	819

EOC Borrower LLC
6.716% - 7.590% (TSFR1M + 3.000%) due 03/24/2032 ~	2,886	2,906

EP Purchaser LLC
7.437% (TSFR3M + 3.500%) due 11/06/2028 ~	980	705

Fertitta Entertainment LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 01/27/2029 ~	5,386	5,390

Fiesta Purchaser, Inc.
6.466% - 7.769% (TSFR1M + 2.750%) due 02/12/2031 ~	1,350	1,351

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~	2,750	2,697

First Advantage Holdings LLC
6.466% - 7.769% (TSFR1M + 2.750%) due 10/31/2031 ~	1,126	1,116

First Student Bidco, Inc.
6.172% - 8.338% (TSFR3M + 2.500%) due 08/15/2030 ~	1,456	1,463

Focus Financial Partners LLC
6.216% - 8.216% (TSFR1M + 2.500%) due 09/15/2031 ~	773	776

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~	831	826

Freeport LNG Investments LLLP
7.120% - 7.216% (TSFR3M + 3.250%) due 12/21/2028 ~	1,063	1,069

Froneri Lux FinCo SARL
6.122% - 8.639% (TSFR6M + 2.250%) due 09/30/2032 ~	2,050	2,053

Gainwell Acquisition Corp.
7.772% (TSFR3M + 4.000%) due 10/01/2027 ~	3,480	3,426

Garda World Security Corp.
6.750% - 7.566% (TSFR1M + 3.000%) due 02/01/2029 ~	1,238	1,245

GBT U.S. III LLC
6.358% - 8.000% (TSFR3M + 2.500%) due 07/25/2031 ~	1,108	1,113

GC Ferry Acquisition I, Inc.
TBD% - 9.860% due 08/16/2032 ~µ	201	201
TBD% - 9.860% (TSFR3M + 3.500%) due 08/16/2032 ~	1,174	1,174

GEN II Fund Services LLC
6.422% - 7.905% (TSFR3M + 2.750%) due 11/26/2031 ~	1,390	1,393

Genesys Cloud Services Holdings II LLC
6.216% - 8.206% (TSFR1M + 2.500%) due 01/30/2032 ~	997	997

GFL Environmental, Inc.
6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~	3,890	3,912

Global Medical Response, Inc.
7.384% (TSFR3M + 3.500%) due 10/01/2032 ~	900	907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State Foods LLC
7.672% (TSFR3M + 4.000%) due 12/04/2031 ~	$923	$930

Graham Packaging Co., Inc.
6.216% - 8.206% (TSFR1M + 2.500%) due 08/04/2027 ~	1,019	1,024

Gray Television, Inc.
9.123% (TSFR1M + 5.250%) due 06/04/2029 ~	7	7

Green Infrastructure Partners, Inc.
6.422% (TSFR3M + 2.750%) due 09/24/2032 ~	1,475	1,481

Grifols Worldwide Operations USA, Inc.
5.972% - 8.831% (TSFR3M + 2.000%) due 11/15/2027 ~	975	976

Grinding Media, Inc.
7.335% (TSFR3M + 3.500%) due 10/12/2028 «~	1,206	1,208

Gryphon Acquire NewCo LLC
6.854% - 7.499% (TSFR6M + 3.000%) due 09/13/2032 ~	675	680

GTCR Everest Borrower LLC
6.422% - 7.852% (TSFR3M + 2.750%) due 09/05/2031 ~	859	863

Guggenheim Partners LLC
6.172% - 8.300% (TSFR3M + 2.500%) due 11/26/2031 ~	1,092	1,097

Hanger, Inc.
3.500% - 9.738% (TSFR1M + 3.500%) due 10/23/2031 ~µ	114	114
3.500% - 9.738% (TSFR1M + 3.500%) due 10/23/2031 ~	879	883

Harbor Freight Tools USA, Inc.
5.966% - 8.865% (TSFR1M + 2.250%) due 06/11/2031 ~	992	984

Heartland Dental LLC
7.466% (TSFR1M + 3.750%) due 08/25/2032 ~	1,265	1,272

HUB International Ltd.
6.120% - 8.639% (TSFR3M + 2.250%) due 06/20/2030 ~	1,434	1,443

Hudson River Trading LLC
6.486% - 7.735% (TSFR1M + 2.750%) due 03/18/2030 ~	1,222	1,229

Hunter Douglas, Inc.
6.672% - 7.690% (TSFR3M + 3.000%) due 01/20/2032 ~	997	1,004

IMC Financing LLC
7.234% (TSFR1M + 3.500%) due 06/18/2032 ~	1,468	1,481

Instructure Holdings, Inc.
6.445% (TSFR3M + 2.750%) due 11/13/2031 ~	1,043	1,046

ION Platform Finance U.S., Inc.
7.422% (TSFR3M + 3.750%) due 10/07/2032 ~	1,275	1,200

IRB Holding Corp.
6.216% - 8.272% (TSFR1M + 2.500%) due 12/16/2030 ~	1,128	1,132

Iridium Satellite LLC
5.966% - 8.949% (TSFR1M + 2.250%) due 09/20/2030 ~	3,017	2,947

Jane Street Group LLC
5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~	10,259	10,224

Jazz Financing Lux SARL
5.966% - 8.865% (TSFR1M + 2.250%) due 05/05/2028 ~	985	991

JetBlue Airways Corp.
8.445% (TSFR3M + 4.750%) due 08/27/2029 ~	1,364	1,313

Johnstone Supply LLC
6.230% - 8.199% (TSFR1M + 2.500%) due 06/09/2031 ~	1,170	1,178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jump Financial LLC
7.172% - 7.216% (TSFR3M + 3.500%) due 02/26/2032 «~	$2,306	$2,283

June Purchaser LLC
TBD% - 9.860% (TSFR3M + 2.750%) due 11/28/2031 ~	954	962
TBD% - 9.860% due 11/28/2031 ~µ	286	288

Kaman Corp.
TBD% - 9.868% (TSFR3M + 2.500%) due 02/26/2032 ~µ	116	117
TBD% - 9.868% (TSFR6M + 2.500%) due 02/26/2032 ~	1,231	1,237

Kaseya, Inc.
6.716% - 7.672% (TSFR1M + 3.000%) due 03/20/2032 ~	1,068	1,071

KKR Apple Bidco LLC
6.216% - 8.206% (TSFR1M + 2.500%) due 09/23/2031 ~	1,408	1,417

KnowBe4, Inc.
7.590% (TSFR3M + 3.750%) due 07/23/2032 ~	1,275	1,277

Kohler Energy Co. LLC
7.422% (TSFR3M + 3.750%) due 05/01/2031 ~	1,012	1,019

LBM Acquisition LLC
7.584% (TSFR1M + 3.750%) due 06/06/2031 ~	4,521	4,253

LC AHAB U.S. Bidco LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 05/01/2031 ~	4,859	4,879

Level 3 Financing, Inc.
6.966% - 7.384% (TSFR1M + 3.250%) due 03/29/2032 ~	200	201

LifePoint Health, Inc.
7.335% (TSFR1M + 3.500%) due 05/19/2031 ~	1,158	1,161
7.655% (TSFR3M + 3.750%) due 05/19/2031 ~	3,443	3,458

Lumen Technologies, Inc.
6.181% - 8.272% (TSFR1M + 2.350%) due 04/15/2030 ~	2,893	2,881

M6 ETX Holdings II Midco LLC
6.200% - 8.272% (TSFR1M + 2.500%) due 04/01/2032 ~	708	713

Madison IAQ LLC
6.637% - 7.716% (TSFR3M + 2.750%) due 11/08/2032 ~	2	2
6.702% - 7.672% (TSFR6M + 2.500%) due 06/21/2028 ~	1,258	1,265

Mauser Packaging Solutions Holding Co.
7.232% (TSFR1M + 3.500%) due 04/15/2030 ~	2,363	2,322

Mavis Tire Express Services Corp.
6.716% - 7.590% (TSFR1M + 3.000%) due 05/04/2028 ~	1,462	1,469

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~	1,296	1,201

McGraw-Hill Education, Inc.
6.466% - 7.735% (TSFR1M + 2.750%) due 08/06/2031 ~	970	979

Medline Borrower LP
5.466% - 9.485% (TSFR1M + 1.750%) due 10/23/2030 ~	5,918	5,947

Mermaid Bidco, Inc.
7.151% - 7.216% (TSFR3M + 3.250%) due 07/03/2031 ~	1,094	1,100

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 05/03/2028 ~	2,902	2,707

Mitchell International, Inc.
6.966% - 7.384% (TSFR1M + 3.250%) due 06/17/2031 ~	1,183	1,188

150	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Modena Buyer LLC
8.090% (TSFR3M + 4.250%) due 07/01/2031 ~	$833	$830

Motion Finco SARL
7.172% - 7.216% (TSFR3M + 3.500%) due 11/12/2029 ~	1,639	1,458

MV Holding GmbH
5.721% - 9.340% (TSFR1M + 2.000%) due 03/17/2032 ~	994	999

National Mentor Holdings, Inc.
9.716% (TSFR1M + 6.000%) due 12/12/2030 ~	1,384	1,388

NCR Atleos LLC
6.701% - 7.672% (TSFR3M + 3.000%) due 04/16/2029 ~	923	928

Neptune Bidco U.S., Inc.
9.027% (TSFR3M + 5.000%) due 04/11/2029 ~	741	735

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~	946	764
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~	48	45

Nexstar Media, Inc.
6.216% - 8.206% (TSFR1M + 2.500%) due 06/28/2032 ~	1,100	1,106

Nielsen Consumer, Inc.
5.966% - 8.891% (TSFR1M + 2.250%) due 10/31/2030 ~	1,312	1,315

Nuvei Technologies Corp.
6.216% - 8.247% (TSFR1M + 2.500%) due 11/17/2031 ~	891	894

Olympus Water U.S. Holding Corp.
6.672% - 7.690% (TSFR3M + 3.000%) due 06/20/2031 ~	915	908

Onex TSG Intermediate Corp.
7.590% (TSFR3M + 3.750%) due 08/06/2032 ~	900	907

Oryx Midstream Services Permian Basin LLC
5.977% - 8.831% (TSFR1M + 2.250%) due 10/05/2028 ~	766	772

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	1,047	925

Pasadena Performance Products LLC
6.922% - 7.398% (TSFR3M + 3.250%) due 02/27/2032 ~	925	927

Peer Holding III BV
6.172% - 8.338% (TSFR3M + 2.500%) due 07/01/2031 ~	2,574	2,588

Penn Entertainment, Inc.
6.216% - 8.206% (TSFR1M + 2.500%) due 05/03/2029 ~	879	885

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~	6,336	5,894

PetSmart, Inc.
7.734% (TSFR1M + 4.000%) due 08/18/2032 ~	2,437	2,430

Phoenix Aviation Capital LLC
7.108% (TSFR3M + 3.250%) due 10/28/2030 ~	2,450	2,430

Phoenix Guarantor, Inc.
6.216% - 8.272% (TSFR1M + 2.500%) due 02/21/2031 ~	994	1,000

Pinnacle Buyer LLC
1.250% - 9.868% due 10/01/2032 ~µ	262	263
1.250% - 9.868% (TSFR3M + 2.500%) due 10/01/2032 ~	863	867

Planet U.S. Buyer LLC
6.822% - 7.566% (TSFR3M + 3.000%) due 02/07/2031 ~	848	855

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~	5,233	5,059

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Primo Brands Corp.
5.922% - 9.100% (TSFR3M + 2.250%) due 03/31/2028 ~	$1,065	$1,070

Project Alpha Intermediate Holding, Inc.
6.922% - 7.437% (TSFR3M + 3.250%) due 10/26/2030 ~	1,112	1,111

Proofpoint, Inc.
TBD% - 7.690% (TSFR3M + 3.000%) due 08/31/2028 ~	2,508	2,525

Pye-Barker Fire & Safety LLC
1.250% - 9.868% due 12/16/2032 ~µ	172	174
1.250% - 9.868% (TSFR3M + 2.500%) due 12/16/2032 ~	1,153	1,161

Qnity Electronics, Inc.
5.804% - 9.234% (TSFR6M + 2.000%) due 11/01/2032 ~	2,275	2,288

Quartz Acquireco LLC
5.922% - 9.048% (TSFR3M + 2.250%) due 06/28/2030 «~	1,255	1,255

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~	3,342	3,344

Quikrete Holdings, Inc.
5.966% - 8.831% (TSFR1M + 2.250%) due 04/14/2031 ~	995	999
5.966% - 8.949% (TSFR1M + 2.250%) due 02/10/2032 ~	1,190	1,195
5.966% - 8.966% (TSFR1M + 2.250%) due 03/19/2029 ~	779	783

Rand Parent LLC
6.672% - 7.690% (TSFR3M + 3.000%) due 03/18/2030 ~	929	932

Raven Acquisition Holdings LLC
TBD% - 9.859% (TSFR1M + 3.000%) due 11/19/2031 ~	1,164	1,169
TBD% - 9.859% due 11/19/2031 ~µ	155	156

RealPage, Inc.
6.934% - 7.398% (TSFR3M + 3.000%) due 04/24/2028 ~	1,014	1,014
6.934% - 7.398% (TSFR3M + 3.750%) due 04/24/2028 ~	993	997

Recess Holdings, Inc.
7.615% (TSFR3M + 3.750%) due 02/20/2030 ~	1,981	1,996

RelaDyne, Inc.
7.216% (TSFR1M + 3.500%) due 12/23/2030 ~	1,495	1,498

Restoration Hardware, Inc.
6.331% - 8.000% (TSFR1M + 2.500%) due 10/20/2028 ~	792	783

Reworld Holding Corp.
TBD% due 01/15/2031	1,962	1,967
5.984% - 8.831% (TSFR1M + 2.250%) due 11/30/2028 ~	701	704

Rockpoint Gas Storage Partners LP
6.172% (TSFR3M + 2.500%) due 09/18/2031 ~	773	778

Sauer Brands, Inc.
TBD% - 9.859% due 02/19/2032 ~µ	86	87
TBD% - 9.859% (TSFR3M + 3.000%) due 02/19/2032 ~	912	916

SCIH Salt Holdings, Inc.
6.522% - 7.730% (TSFR3M + 2.750%) due 01/31/2029 ~	970	973

Sedgwick Claims Management Services, Inc.
6.216% - 8.247% (TSFR1M + 2.500%) due 07/31/2031 ~	1,404	1,410

SGH2 LLC
8.172% (TSFR3M + 4.500%) due 08/18/2032 ~	599	602

Sharp Services LLC
6.672% - 7.677% (TSFR3M + 3.000%) due 09/29/2032 ~	1,490	1,497

Specialty Building Products Holdings LLC
7.566% (TSFR1M + 3.750%) due 10/16/2028 ~	820	767

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stakeholder Midstream LLC
8.042% (TSFR6M + 4.000%) due 01/01/2031 ~	$998	$1,003

Star Parent, Inc.
7.672% (TSFR3M + 4.000%) due 09/27/2030 ~	997	1,000

Starwood Property Trust, Inc.
5.716% - 9.340% (TSFR1M + 2.000%) due 01/02/2030 «~	4,014	4,024

Stonepeak Bayou Holdings LP
6.422% - 7.934% (TSFR3M + 2.750%) due 10/01/2032 ~	2,350	2,133

Stonepeak Nile Parent LLC
6.162% - 8.445% (TSFR3M + 2.250%) due 04/09/2032 ~	925	926

Student Transportation of America Holdings, Inc.
TBD% - 7.398% due 06/24/2032 µ	268	269
TBD% - 7.398% due 06/24/2032	356	358
TBD% - 7.398% (TSFR3M + 3.250%) due 06/24/2032 ~	822	825

Sunrise Financing Partnership
6.691% - 7.672% (TSFR6M + 2.500%) due 02/15/2032 ~	1,212	1,218

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~	1,747	1,692

Tacala LLC
6.716% - 7.590% (TSFR1M + 3.000%) due 01/31/2031 ~	1,199	1,209

Third Coast Infrastructure LLC
7.466% (TSFR1M + 3.750%) due 09/25/2030 ~	988	998

Tidal Waste & Recycling Holdings LLC
6.422% - 7.922% (TSFR3M + 2.750%) due 10/24/2031 ~	914	922

TK Elevator Midco GmbH
6.947% - 7.384% (TSFR6M + 2.750%) due 04/30/2030 ~	1,091	1,099

TransDigm, Inc.
6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~	4,917	4,941

Trident TPI Holdings, Inc.
7.422% (TSFR3M + 3.750%) due 09/15/2028 ~	1,665	1,603

Truist Insurance Holdings LLC
6.422% - 7.905% (TSFR3M + 2.750%) due 05/06/2031 ~	2,925	2,934

Turquoise Topco Ltd.
TBD% due 12/30/2032 «	1,000	989

U.S. Fertility Enterprises LLC
TBD% due 12/10/2032	868	873
TBD% due 12/10/2032 µ	132	132

U.S. Renal Care, Inc.
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	2,587	2,443

UKG, Inc.
6.338% - 8.000% (TSFR3M + 2.500%) due 02/10/2031 ~	3,487	3,495

United Talent Agency LLC
6.750% - 7.566% (TSFR1M + 3.000%) due 06/10/2032 «~	2,980	3,006

USI, Inc.
5.922% - 9.048% (TSFR3M + 2.250%) due 11/21/2029 ~	981	985
5.922% - 9.100% (TSFR3M + 2.250%) due 09/29/2030 ~	1,201	1,204

Van Pool Transportation LLC
3.500% - 9.738% (TSFR3M + 3.250%) due 08/06/2030 ~µ	145	146
3.500% - 9.738% (TSFR3M + 3.250%) due 08/06/2030 ~	1,055	1,062

Varsity Brands, Inc.
6.672% - 7.690% (TSFR3M + 3.000%) due 08/26/2031 ~	997	1,002

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	151

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Veritiv Corp.
7.672% (TSFR3M + 4.000%) due 12/02/2030 ~	$2,186	$2,189

Versant Media Group, Inc.
TBD% due 01/30/2031	1,250	1,252

VFS Global
6.288% - 8.110% (TSFR6M + 2.500%) due 10/07/2032 ~	963	968

Viavi Solutions, Inc.
6.394% - 7.944% (TSFR3M + 2.500%) due 10/16/2032 «~	1,000	1,008

Virgin Media Bristol LLC
7.052% - 7.322% (TSFR6M + 3.175%) due 03/31/2031 ~	4,825	4,788
7.115% - 7.221% (TSFR1M + 3.250%) due 01/31/2029 ~	1,469	1,473

Vista Management Holding, Inc.
7.735% (TSFR3M + 3.750%) due 04/01/2031 ~	948	958

VS Buyer LLC
6.090% - 8.639% (TSFR3M + 2.250%) due 04/12/2031 ~	2,575	2,590

Wash Multifamily Parent, Inc.
6.966% - 7.337% (TSFR1M + 3.250%) due 09/10/2032 ~	1,000	1,010

Wasserman Media Group LLC
6.716% - 7.590% (TSFR1M + 3.000%) due 06/23/2032 «~	1,895	1,907

WCG Intermediate Corp.
6.716% - 7.655% (TSFR1M + 3.000%) due 02/25/2032 ~	1,098	1,102

WEC U.S. Holdings Ltd.
5.873% - 9.102% (TSFR1M + 2.000%) due 01/27/2031 ~	818	821

Whatabrands LLC
6.216% - 8.247% (TSFR1M + 2.500%) due 08/03/2028 ~	2,942	2,953

White Cap Buyer LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 10/19/2029 ~	2,723	2,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wilsonart LLC
7.922% (TSFR3M + 4.250%) due 08/05/2031 ~	$1,094	$1,063

X Corp.
9.500% due 10/26/2029 ~	6,400	6,390
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~	7,646	7,529

Zayo Group Holdings, Inc. (6.830% Cash and 0.500% PIK)
7.330% (TSFR1M + 0.500%) due 03/11/2030 ~(a)	1,748	1,664

Zelis Payments Buyer, Inc.
6.966% - 7.337% (TSFR1M + 3.250%) due 11/26/2031 ~	959	953

Zuora, Inc.
7.216% (TSFR1M + 3.500%) due 02/14/2032 ~	998	995

Total Loan Participations and Assignments (Cost $392,750)		393,428

CORPORATE BONDS & NOTES 2.1%

BANKING & FINANCE 0.2%

Asurion LLC & Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	500	519

Panther Escrow Issuer LLC
7.125% due 06/01/2031	400	415

		934

INDUSTRIALS 1.9%

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	400	373

Beignet Investor LLC
6.581% due 05/30/2049	5,894	6,232

Cerdia Finanz GmbH
9.375% due 10/03/2031	275	286

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	250	223

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global LNG, Inc.
9.500% due 02/01/2029	$800	$830
9.875% due 02/01/2032	800	827

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	300	307
6.750% due 01/15/2036	218	223

		9,301

Total Corporate Bonds & Notes (Cost $9,992)		10,235

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Bonds
4.875% due 08/15/2045	244	246

U.S. Treasury Notes
4.250% due 08/15/2035	400	403

Total U.S. Treasury Obligations (Cost $661)		649

SHORT-TERM INSTRUMENTS 19.4%

REPURCHASE AGREEMENTS (b) 19.4%

		93,700

Total Short-Term Instruments (Cost $93,700)		93,700

Total Investments in Securities (Cost $497,103)		498,012

Total Investments 103.2% (Cost $497,103)		$498,012

Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $4,944)		2

Other Assets and Liabilities, net (3.2)%		(15,366)

Net Assets 100.0%		$482,648

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Payment in-kind security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.750%	12/31/2025	01/02/2026	$2,600	U.S. Treasury Notes 0.625% due 08/15/2030	$(2,650)	$2,600	$2,600
SAL	3.870	12/31/2025	01/02/2026	91,100	U.S. Treasury Bills 0.000% due 10/29/2026	(92,990)	91,100	91,120

Total Repurchase Agreements						$(95,640)	$93,700	$93,720

152	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$2,600	$0	$0	$0	$2,600	$(2,650)	$(50)
SAL	91,120	0	0	0	91,120	(92,990)	(1,870)

Total Borrowings and Other Financing Transactions	$93,720	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(22) at a weighted average interest rate of 3.700%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2026	88	$	9,619	$(1)	$0	$(10)
U.S. Treasury 10-Year Note March Futures	03/2026	8		900	(2)	0	(2)

					$(3)	$0	$(12)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Long-Term Bond March Futures	03/2026	28	$	(3,237)	$16	$6	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	13		(1,495)	3	3	0

					$19	$9	$0

Total Futures Contracts					$16	$9	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	9,925	$614	$155	$769	$0	$(5)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		6,150	186	311	497	0	(3)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		46,875	3,531	113	3,644	0	(19)

						$4,331	$579	$4,910	$0	$(27)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$(68)	$219	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.326	Annual	12/17/2029	2,900	1	7	8	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	1,825	72	(24)	48	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	6,750	125	(39)	86	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,350	50	(17)	33	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	153

Schedule of Investments	PIMCO Senior Loan Active Exchange-Traded Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2032	$3,350	$93	$(15)	$78	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(15)	32	17	2	0

						$613	$(124)	$489	$30	$0

Total Swap Agreements						$4,944	$455	$5,399	$30	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(4)			Market Value	Variation Margin Liability(4)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$9	$34	$43	$0	$(14)		$(27)	$(41)

Cash of $6,368 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $4 for closed swaps and margin liability of $(2) for closed futures is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	34	34

	$0	$0	$0	$0	$43	$43

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	27	0	0	0	27

	$0	$27	$0	$0	$14	$41

154	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$79	$79
Swap Agreements	0	2,592	0	0	21	2,613

	$0	$2,592	$0	$0	$100	$2,692

Over the counter
Swap Agreements	$0	$0	$0	$0	$1,141	$1,141

	$0	$2,592	$0	$0	$1,241	$3,833

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(80)	$(80)
Swap Agreements	0	(204)	0	0	60	(144)

	$0	$(204)	$0	$0	$(20)	$(224)

Over the counter
Swap Agreements	$0	$0	$0	$0	$(906)	$(906)

	$0	$(204)	$0	$0	$(926)	$(1,130)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$376,438	$16,990	$393,428
Corporate Bonds & Notes
Banking & Finance	0	934	0	934
Industrials	0	9,301	0	9,301
U.S. Treasury Obligations	0	649	0	649
Short-Term Instruments
Repurchase Agreements	0	93,700	0	93,700

Total Investments	$0	$481,022	$16,990	$498,012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$39	$0	$39

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(39)	$0	$(39)

Total Financial Derivative Instruments	$0	$0	$0	$0

Totals	$0	$481,022	$16,990	$498,012

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$23,931	$11,129	$(18,264)	$6	$(427)	$580	$5,148	$(5,113)	$16,990	$46

Totals	$23,931	$11,129	$(18,264)	$6	$(427)	$580	$5,148	$(5,113)	$16,990	$46

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$16,990	Third Party Vendor	Broker Quote	98.875-100.875	100.200

Total	$16,990

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	155

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%

MUNICIPAL BONDS & NOTES 86.4%

ALABAMA 4.6%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 02/01/2029	$840	$873

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
3.670% (MUNIPSA) due 10/01/2052 ~	1,500	1,487

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 04/01/2053	8,745	8,816
5.250% due 02/01/2053	680	718

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,155
5.500% due 06/01/2049	1,470	1,551
5.500% due 10/01/2054	2,400	2,639

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	2,700	2,889
5.000% due 10/01/2055	1,800	1,937

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	4,500	4,769

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,108

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	3,000	3,314

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	725	728

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	2,400	2,539

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	3,300	3,506

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	3,500	3,747

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	1,600	1,718

		44,494

ARIZONA 1.2%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
3.570% (MUNIPSA) due 01/01/2046 ~	950	945

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
3.750% due 03/01/2039	1,000	1,001

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	1,095	1,209

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	4,355	4,492

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	3,000	3,050

Town of Gilbert, Arizona General Obligation Notes, Series 2022
5.000% due 07/15/2028	1,425	1,517

		12,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 4.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.730% (MUNIPSA) due 04/01/2056 ~	$2,000	$1,971
3.770% (MUNIPSA) due 04/01/2056 ~	1,500	1,498

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,661

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	2,600	2,800

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.020% (MUNIPSA) due 12/01/2050 ~	1,000	999

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	1,000	1,150

California State General Obligation Bonds, Series 2016
5.000% due 09/01/2031	975	990

California State General Obligation Bonds, Series 2017
5.000% due 08/01/2029	7,000	7,099

California State General Obligation Notes, Series 2020
5.000% due 11/01/2027	1,250	1,313

California State Public Works Board Revenue Notes, Series 2021
5.000% due 11/01/2029	1,500	1,650

California Statewide Communities Development Authority Revenue Notes, Series 2021
1.462% due 02/01/2028	3,680	3,492

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2028	8,000	8,567

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	745	681

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	600	582

San Francisco Unified School District, California General Obligation Notes, Series 2025
5.000% due 06/15/2026	3,025	3,061

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,490

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2030	1,000	1,079

		42,083

COLORADO 3.1%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2049	1,700	1,702

Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.870% (MUNIPSA) due 05/15/2061 ~	5,000	4,998

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,057

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034	2,500	2,845
5.000% due 11/15/2059	2,200	2,376

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	175	172

Colorado Health Facilities Authority Revenue Notes, Series 2022
5.000% due 11/01/2026	500	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.276% (SOFRRATE) due 09/01/2039 ~	$2,900	$2,895

Eagle County, Colorado Housing & Development Authority Revenue Bonds, Series 2025
3.550% due 12/01/2045	3,750	3,771

University of Colorado Hospital Authority Revenue Notes, Series 2024
5.000% due 11/15/2031	3,400	3,841

University of Colorado Revenue Notes, Series 2024
5.000% due 10/01/2028	5,490	5,867

		30,032

CONNECTICUT 1.8%

Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,038
5.000% due 07/01/2029	3,000	3,256

Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,500	1,606

Connecticut State General Obligation Notes, Series 2025
5.000% due 12/01/2030	2,500	2,792
5.000% due 12/01/2031	2,500	2,839
5.000% due 12/01/2033	5,000	5,813

		17,344

DISTRICT OF COLUMBIA 1.1%

District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2030	2,205	2,335

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	8,000	8,290

		10,625

FLORIDA 3.4%

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2028	3,250	3,440

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	1,550	1,555

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	3,000	3,030

Florida Housing Finance Corp. Revenue Notes, Series 2025
3.650% due 05/01/2028	1,110	1,118

Lee County, Florida Airport Revenue Bonds, Series 2019
5.000% due 04/01/2033	1,000	1,001

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, Series 2025
3.250% due 02/01/2044	12,500	12,596

Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025
5.000% due 10/01/2026	2,240	2,275

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2033	4,000	4,595

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2028	3,750	3,981

		33,591

GEORGIA 4.7%

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, Series 2024
2.990% due 10/01/2042	7,300	7,318

156	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bartow County, Georgia Development Authority Revenue Bonds, Series 1997
1.800% due 09/01/2029	$3,000	$2,782

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,742
5.000% due 04/01/2030	1,500	1,640

College Park Housing Authority, Georgia Revenue Bonds, Series 2025
3.450% due 04/01/2044	3,000	3,026

Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025
5.000% due 04/01/2028	600	614

DeKalb County, Georgia Housing Authority Revenue Notes, Series 2025
3.230% due 04/01/2026	430	430

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	4,350	4,369

Development Authority of Burke County, Georgia Revenue Bonds, Series 2018
2.550% due 11/01/2052	10,000	10,000

Douglas County Housing Authority, Georgia Revenue Notes, Series 2024
5.000% due 10/01/2028	1,000	1,033

Housing Authority of the City of Waycross, Georgia Revenue Notes, (HUD Insured), Series 2024
5.000% due 04/01/2028	1,687	1,728

Lawrenceville Housing Authority, Georgia Revenue Notes, Series 2024
5.000% due 10/01/2028	1,615	1,671

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	1,025
5.000% due 12/01/2052	3,000	3,138

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	750	791

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	750	803

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	385

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2031	1,250	1,377
5.000% due 01/01/2032	1,000	1,117

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	775	807

		45,796

IDAHO 0.5%

Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 01/01/2056	1,250	1,416

Idaho Housing & Finance Association Revenue Bonds, Series 2025
3.350% due 06/10/2050	3,600	3,624

		5,040

ILLINOIS 4.4%

Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,534
5.000% due 01/01/2029	2,000	2,140

Chicago, Illinois Revenue Notes, Series 2025
3.200% due 10/01/2028	2,800	2,812

Illinois Finance Authority Revenue Bonds, Series 2021
4.020% (MUNIPSA) due 05/01/2042 ~	1,000	997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2031	$5,000	$5,515

Illinois Housing Development Authority Revenue Notes, (HUD Insured), Series 2024
5.000% due 10/01/2027	2,000	2,027

Illinois Housing Development Authority Revenue Notes, Series 2025
3.150% due 02/01/2029	4,750	4,754

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2028	3,200	3,378
5.500% due 05/01/2030	7,750	8,296

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2029	3,000	3,204
5.000% due 02/01/2032	2,000	2,221
5.000% due 02/01/2033	3,000	3,360

Illinois State Toll Highway Authority Revenue Notes, Series 2024
5.000% due 01/01/2030	1,000	1,095
5.000% due 01/01/2031	1,250	1,396

		42,729

INDIANA 1.7%

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	2,500	2,453

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,400	4,306

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,099

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063	1,500	1,652

Indiana Finance Authority Revenue Notes, Series 2025
5.000% due 11/15/2028	4,300	4,577

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	1,600	1,683

		16,770

KANSAS 1.4%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	5,500	5,508

Kansas Development Finance Authority Revenue Notes, Series 2025
5.000% due 09/01/2028	1,000	1,031

Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024
3.010% due 11/01/2027	2,400	2,401

Shawnee County, Kansas Revenue Bonds, Series 2025
3.750% due 05/01/2059	5,000	5,045

		13,985

KENTUCKY 2.0%

Kentucky Asset Liability Commission Revenue Notes, Series 2024
5.000% due 09/01/2026	5,000	5,076

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
4.250% due 07/01/2035	1,000	1,001

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	500	504

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	750	807

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.000% due 05/01/2036	5,400	5,740
5.250% due 06/01/2055	3,750	3,968

Kentucky State Property & Building Commission Revenue Bonds, Series 2016
5.000% due 11/01/2028	1,810	1,848

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky State Property & Building Commission Revenue Notes, Series 2022
5.000% due 06/01/2031	$500	$560

		19,504

LOUISIANA 0.6%

Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024
5.000% due 04/01/2028	4,200	4,294

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	1,800	1,948

		6,242

MARYLAND 1.1%

Howard County, Maryland General Obligation Notes, Series 2018
5.000% due 02/15/2027	3,000	3,085

Maryland Community Development Administration Revenue Notes, Series 2025
3.700% due 01/01/2029	3,450	3,499

Maryland Department of Housing & Community Development Corp. Revenue Bonds, Series 2025
6.250% due 09/01/2056	3,100	3,467

Prince George’s County, Maryland General Obligation Notes, Series 2024
5.000% due 09/01/2026	440	447

		10,498

MASSACHUSETTS 1.3%

Commonwealth of Massachusetts General Obligation Notes, Series 2025
5.000% due 07/01/2035	3,500	4,146

Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005
5.500% due 01/01/2034	5,000	5,870

Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023
5.000% due 07/01/2029	1,300	1,418

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
3.920% (MUNIPSA) due 07/01/2049 ~	1,750	1,751

		13,185

MICHIGAN 2.5%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.445% (TSFR3M) due 07/01/2032 ~	2,000	1,994

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.070% (MUNIPSA) due 04/15/2047 ~	3,000	2,993

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	2,000	1,897

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/28/2029	900	955
5.000% due 02/28/2030	1,170	1,263

Michigan State Building Authority Revenue Bonds, Series 2020
3.420% due 10/15/2042	1,000	1,000

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	690	759

Michigan State Housing Development Authority Revenue Notes, (HUD Insured), Series 2025
2.920% due 05/01/2029	3,500	3,492

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	157

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Michigan State Housing Development Authority Revenue Notes, Series 2025
3.350% due 09/01/2027	$985	$987

Michigan Trunk Line State Revenue Notes, Series 2023
5.000% due 11/15/2026	1,500	1,533

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2028	7,530	8,011

		24,884

MINNESOTA 0.9%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2028	600	619
5.000% due 11/15/2029	550	567

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2028	5,200	5,464

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 07/01/2055	1,985	2,239

		8,889

MISSISSIPPI 0.2%

Mississippi Home Corp. Revenue Bonds, (HUD Insured), Series 2025
3.625% due 06/01/2043	2,250	2,259

MISSOURI 2.2%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	2,650	3,035

Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025
3.150% due 04/01/2046	1,100	1,102

Kansas City Area Transportation Authority, Missouri Revenue Bonds, Series 2024
3.050% due 10/01/2045	4,220	4,226

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	3,000	3,325
6.250% due 05/01/2056	8,500	9,522

		21,210

MONTANA 0.2%

Montana Board of Housing Revenue Notes, Series 2024
5.000% due 09/01/2028	1,800	1,859

MULTI-STATE 0.5%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.415% due 08/25/2040	4,435	4,489

NEBRASKA 0.2%

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,750	1,835

NEVADA 0.6%

Clark County, Nevada General Obligation Bonds, Series 2018
5.000% due 06/01/2030	1,470	1,557

Clark County, Nevada General Obligation Bonds, Series 2019
5.000% due 07/01/2031	2,150	2,331

Washoe County, Nevada Revenue Bonds, Series 2016
3.625% due 03/01/2036	2,000	2,024

		5,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.5%

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	$265	$265
4.000% due 01/01/2027	250	251

New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2025
5.000% due 08/01/2031	1,235	1,370
5.000% due 08/01/2032	3,000	3,368

		5,254

NEW JERSEY 1.5%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,200	2,312

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	1,100	1,236

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2028	2,000	2,117

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	3,800	3,884

Tobacco Settlement Financing Corp. New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2026	4,750	4,790

		14,339

NEW MEXICO 0.4%

New Mexico Mortgage Finance Authority Revenue Bonds, (HUD Insured), Series 2023
2.970% due 02/01/2042	4,000	3,998

NEW YORK 13.2%

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,000	2,030

Long Island Power Authority, New York Revenue Bonds, Series 2025
3.000% due 09/01/2055	3,900	3,909

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.326% (SOFRRATE) due 11/01/2032 ~	1,500	1,500

New York City, New York General Obligation Bonds, Series 2012
2.550% due 04/01/2042	16,300	16,300

New York City, New York General Obligation Bonds, Series 2015
2.500% due 06/01/2044	2,000	2,000

New York City, New York General Obligation Bonds, Series 2019
2.500% due 10/01/2046	10,000	10,000

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	3,900	3,961

New York City, New York Industrial Development Agency Revenue Bonds, Series 2007
2.500% due 10/01/2042	17,100	17,100

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.350% due 06/15/2048	4,700	4,700
2.500% due 06/15/2050	15,400	15,400

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014
2.500% due 06/15/2050	4,000	4,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.500% due 06/15/2033	10,000	10,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	$1,250	$1,250

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
2.500% due 11/01/2036	3,800	3,800

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	3,500	3,994

New York City, New York Transitional Finance Authority Revenue Notes, Series 2025
5.000% due 05/01/2030	4,000	4,403

New York Power Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,700	1,786

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 02/15/2028	4,565	4,637
5.000% due 03/15/2035	4,500	4,564
5.000% due 03/15/2036	1,500	1,520

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	4,300	4,331

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 11/15/2029	1,110	1,161

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	6,000	6,319

		128,665

NORTH CAROLINA 3.1%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.550% due 01/15/2037	6,000	6,000

Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025
3.625% due 04/01/2029	3,000	3,042

Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	2,600	2,623
3.625% due 11/01/2058	5,400	5,457

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,295	1,422

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	1,700	1,945

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	5,000	5,497

Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025
2.950% due 09/01/2059	4,000	3,995

		29,981

NORTH DAKOTA 0.1%

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	1,100	1,212

OHIO 2.4%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Notes, Series 2020
5.000% due 06/01/2027	1,120	1,153

Franklin County, Ohio Revenue Bonds, Series 2013
2.950% due 12/01/2046	3,500	3,500

Franklin County, Ohio Revenue Bonds, Series 2022
2.550% due 11/01/2042	5,200	5,200

Franklin County, Ohio Revenue Notes, Series 2025
5.000% due 11/01/2027	700	730
5.000% due 11/01/2028	1,080	1,150

158	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lancaster Port Authority, Ohio Revenue Bonds, Series 2024
5.000% due 02/01/2055	$650	$691

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	900	945

Ohio Air Quality Development Authority Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,938

Ohio Housing Finance Agency Revenue Bonds, Series 2025
3.700% due 11/01/2047	1,150	1,162

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	4,500	4,728

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2034	415	474

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2029 (b)	500	442

		23,113

OKLAHOMA 0.4%

Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 09/01/2056	3,000	3,425

Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025
3.200% due 10/01/2042	750	751

		4,176

OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2027 (b)	325	311

Oregon Department of Transportation State Revenue Notes, Series 2024
5.000% due 05/15/2026	1,000	1,009

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2026	145	147

Oregon State General Obligation Notes, Series 2023
5.000% due 05/01/2026	1,625	1,638

		3,105

PENNSYLVANIA 1.2%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.020% (MUNIPSA) due 11/15/2047 ~	5,000	4,956

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
4.420% (MUNIPSA) due 08/15/2038 ~(e)	2,360	2,330

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	1,000	1,040

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 12/01/2031	2,150	2,418

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2026	1,250	1,252

		11,996

PUERTO RICO 0.5%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 0.8%

Charleston Educational Excellence Finance Corp. South Carolina Revenue Notes, Series 2024
5.000% due 12/01/2026	$1,000	$1,022
5.000% due 12/01/2027	1,000	1,046

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,514

South Carolina Public Service Authority Revenue Notes, Series 2025
5.000% due 12/01/2028	2,350	2,509

South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024
3.000% due 04/01/2043	2,200	2,201

		8,292

TENNESSEE 0.9%

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2025
3.150% due 12/01/2042	1,700	1,704

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2029	1,000	1,080

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025
5.000% due 10/01/2028	750	773

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,250	1,341

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,220	3,442

		8,340

TEXAS 12.3%

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
5.000% due 09/01/2028	1,060	1,097

Austin, Texas Electric Utility Revenue Notes, Series 2025
5.000% due 11/15/2028	2,750	2,939

Central Texas Regional Mobility Authority Revenue Notes, Series 2018
5.000% due 01/01/2027	1,100	1,126

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,400	1,512

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023
5.000% due 11/01/2028	2,000	2,134

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2024
5.000% due 11/01/2028	1,500	1,600

Dallas Housing Finance Corp. Texas Revenue Notes, Series 2024
5.000% due 10/01/2028	935	966

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	7,000	7,471

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
4.000% due 08/15/2055	2,000	2,118

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020
5.000% due 08/15/2028	2,000	2,068

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	2,500	2,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	$14,000	$14,320

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,599

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,548

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
2.550% due 10/01/2041	10,090	10,090

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	2,000	2,130

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	800	899
5.000% due 07/01/2033	6,170	7,060

Harris County, Texas Housing Finance Corp. Revenue Bonds, Series 2025
2.950% due 09/01/2043	4,500	4,492

Harris County, Texas Toll Road Revenue Notes, Series 2024
5.000% due 08/15/2027	2,250	2,338

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	6,000	6,106

Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 02/01/2027	2,000	2,054

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,454

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2027	2,750	2,818

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,278

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
1.125% due 12/01/2045	2,500	2,448

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055	4,500	4,517

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,900	1,909

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	2,800	3,128

Tarrant Regional Water District, Texas Revenue Notes, Series 2021
1.050% due 09/01/2027	5,000	4,791

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	2,000	2,237

Texas Municipal Gas Acquisition & Supply Corp. III Revenue Notes, Series 2021
5.000% due 12/15/2030	1,750	1,876

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.120% (TSFR3M) due 12/15/2026 ~	1,000	1,000

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2043	3,800	4,132
5.000% due 10/01/2044	500	539

THF Public Facility Corp. Texas Revenue Bonds, Series 2025
3.340% due 02/01/2044	1,580	1,594

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	1,000	1,002

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	159

Schedule of Investments	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of North Texas System Revenue Notes, Series 2025
5.000% due 04/15/2027	$2,000	$2,063
5.000% due 04/15/2028	1,500	1,581
5.000% due 04/15/2029	1,400	1,507

Waco Educational Finance Corp. Texas Revenue Notes, Series 2021
4.000% due 03/01/2026	525	526

		120,573

UTAH 0.3%

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGC Insured), Series 2025
5.000% due 06/01/2027	500	516
5.000% due 06/01/2028	675	711

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	1,395	1,592

		2,819

VIRGINIA 0.7%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,730

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2025
2.950% due 09/01/2049	2,125	2,122

Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2025
3.100% due 12/01/2055	1,300	1,301

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,300	1,301

		6,454

WASHINGTON 1.7%

Energy Northwest, Washington Revenue Notes, Series 2024
5.000% due 07/01/2027	5,000	5,189

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021
3.570% (MUNIPSA) due 05/01/2045 ~	3,000	2,985

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	1,400	1,532

Washington State General Obligation Bonds, Series 2016
5.000% due 07/01/2033	3,000	3,000

Washington State General Obligation Notes, Series 2022
4.000% due 07/01/2026	1,000	1,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	$1,321	$1,251

Washington State Housing Finance Commission Revenue Bonds, Series 2025
2.700% due 04/01/2044	1,825	1,807

		16,772

WEST VIRGINIA 0.8%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	3,000	3,034

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 12/01/2027	4,954	5,045

		8,079

WISCONSIN 0.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,558

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2026	305	306

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
3.500% (MUNIPSA) due 08/15/2054 ~	2,500	2,490

Wisconsin Housing & Economic Development Authority Revenue Bonds, Series 2024
5.000% due 08/01/2058	2,000	2,020

		7,374

Total Municipal Bonds & Notes (Cost $835,043)		844,761

	SHARES
SHORT-TERM INSTRUMENTS 12.8%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.850% (d)	2,460,793	2,461

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 4.2%

Federal Home Loan Bank Discount Notes
3.560% due 03/25/2026 (b)(c)	$1,500	1,488
3.570% due 03/20/2026 (b)(c)	600	595
3.585% due 03/20/2026 - 04/22/2026 (b)(c)	13,000	12,877

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.590% due 03/27/2026 (b)(c)	$1,700	$1,686
3.635% due 03/04/2026 (b)(c)	7,400	7,354
3.745% due 03/13/2026 (b)(c)	4,535	4,503
3.785% due 02/20/2026 (b)(c)	1,050	1,045
3.791% due 02/20/2026 (b)(c)	1,050	1,045
3.815% due 01/30/2026 (b)(c)	3,900	3,889
3.860% due 01/09/2026 (b)(c)	3,300	3,297
3.877% due 01/02/2026 (b)(c)	3,200	3,199

		40,978

U.S. TREASURY BILLS 6.0%
3.682% due 01/02/2026 - 04/07/2026 (a)(b)	59,050	58,762

MUNICIPAL BONDS & NOTES 2.3%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	4,500	4,525

Austin, Texas Electric Utility Revenue Notes, Series 2025
5.000% due 11/15/2026	2,000	2,042

Chittenango Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	5,500	5,529

Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, (AGM Insured),Series 2025
5.000% due 06/01/2026	700	706

Franklin County, Ohio Revenue Notes, Series 2025
5.000% due 11/01/2026	800	816

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	1,000	1,006

North Syracuse Central School District, New York General Obligation Notes, Series 2025
4.000% due 07/31/2026	3,000	3,023

Starpoint Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/26/2026	3,000	3,016

Yuma, Arizona Revenue Notes, Series 2025
5.000% due 07/01/2026	1,700	1,721

Total Municipal Bonds & Notes (Cost $22,354)		22,384

Total Short-Term Instruments (Cost $124,552)		124,585

Total Investments in Securities (Cost $959,595)		969,346

Total Investments 99.2% (Cost $959,595)		$969,346

Other Assets and Liabilities, net 0.8%		8,225

Net Assets 100.0%		$977,571

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Coupon represents a 7-Day Yield.

160	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.420%	08/15/2038	09/14/2021	$2,388	$2,330	0.24%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$44,494	$0	$44,494
Arizona	0	12,214	0	12,214
California	0	42,083	0	42,083
Colorado	0	30,032	0	30,032
Connecticut	0	17,344	0	17,344
District of Columbia	0	10,625	0	10,625
Florida	0	33,591	0	33,591
Georgia	0	45,796	0	45,796
Idaho	0	5,040	0	5,040
Illinois	0	42,729	0	42,729
Indiana	0	16,770	0	16,770
Kansas	0	13,985	0	13,985
Kentucky	0	19,504	0	19,504
Louisiana	0	6,242	0	6,242
Maryland	0	10,498	0	10,498
Massachusetts	0	13,185	0	13,185
Michigan	0	24,884	0	24,884
Minnesota	0	8,889	0	8,889
Mississippi	0	2,259	0	2,259
Missouri	0	21,210	0	21,210
Montana	0	1,859	0	1,859
Multi-State	0	4,489	0	4,489
Nebraska	0	1,835	0	1,835
Nevada	0	5,912	0	5,912

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
New Hampshire	$0	$5,254	$0	$5,254
New Jersey	0	14,339	0	14,339
New Mexico	0	3,998	0	3,998
New York	0	128,665	0	128,665
North Carolina	0	29,981	0	29,981
North Dakota	0	1,212	0	1,212
Ohio	0	23,113	0	23,113
Oklahoma	0	4,176	0	4,176
Oregon	0	3,105	0	3,105
Pennsylvania	0	11,996	0	11,996
Puerto Rico	0	4,750	0	4,750
South Carolina	0	8,292	0	8,292
Tennessee	0	8,340	0	8,340
Texas	0	120,573	0	120,573
Utah	0	2,819	0	2,819
Virginia	0	6,454	0	6,454
Washington	0	16,772	0	16,772
West Virginia	0	8,079	0	8,079
Wisconsin	0	7,374	0	7,374
Short-Term Instruments
Mutual Funds	0	2,461	0	2,461
Short-Term Notes	0	40,978	0	40,978
U.S. Treasury Bills	0	58,762	0	58,762
Municipal Bonds & Notes	0	22,384	0	22,384

Total Investments	$0	$969,346	$0	$969,346

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	161

Schedule of Investments	PIMCO Ultra Short Government Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.3%

SHORT-TERM INSTRUMENTS 100.3%

U.S. TREASURY BILLS 100.3%
3.832% due 01/20/2026 - 06/11/2026 (a)(b)	$847,060	$840,960

Total Short-Term Instruments (Cost $840,654)		840,960

Total Investments in Securities (Cost $840,654)		840,960

Total Investments 100.3% (Cost $840,654)		$840,960

Other Assets and Liabilities, net (0.3)%		(2,610)

Net Assets 100.0%		$838,350

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$840,960	$0	$840,960

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

162	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

CORPORATE BONDS & NOTES 29.7%

BANKING & FINANCE 18.2%

ABN AMRO Bank NV
1.542% due 06/16/2027 •	$1,600	$1,581
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~	3,700	3,714

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	700	691

American Honda Finance Corp.
4.544% due 08/13/2027 •	4,300	4,310

Athene Global Funding
4.696% due 07/16/2026 •	3,000	3,005
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~	2,600	2,609
5.620% due 05/08/2026	475	477

Banco Santander SA
5.097% (SOFRRATE + 1.120%) due 07/15/2028 ~	2,000	2,013

Bank of America Corp.
1.734% due 07/22/2027 •	4,600	4,542

Banque Federative du Credit Mutuel SA
4.936% (SOFRRATE + 0.990%) due 10/16/2028 ~	800	804
5.370% (SOFRINDX + 1.400%) due 07/13/2026 ~	3,000	3,018

Barclays PLC
4.375% due 01/12/2026	800	800
5.829% due 05/09/2027 •	5,000	5,029

BNP Paribas SA
1.323% due 01/13/2027 •	600	599

BPCE SA
5.975% due 01/18/2027 •	3,920	3,922

Canadian Imperial Bank of Commerce
4.540% (SOFRRATE + 0.800%) due 09/08/2028 ~	5,000	5,010
4.668% (SOFRRATE + 0.940%) due 06/28/2027 ~	200	201
4.690% (SOFRRATE + 0.720%) due 01/13/2028 ~	900	901

Citigroup, Inc.
1.122% due 01/28/2027 •	2,500	2,494

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	1,500	1,471
4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~	1,300	1,303

Credit Agricole SA
5.301% (SOFRRATE + 1.290%) due 07/05/2026 ~	1,301	1,308

Crown Castle, Inc.
4.450% due 02/15/2026	500	500

DBS Group Holdings Ltd.
4.376% (SOFRRATE + 0.600%) due 03/21/2028 ~	1,400	1,405

DNB Bank ASA
1.535% due 05/25/2027 •	2,000	1,980

Equitable Financial Life Global Funding
1.300% due 07/12/2026	610	602

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	2,600	2,634
6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~	800	803

General Motors Financial Co., Inc.
1.500% due 06/10/2026	511	505

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	4,000	3,931
5.198% (SOFRRATE + 1.290%) due 04/23/2028 ~	600	606

HSBC Holdings PLC
5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~	500	503
5.887% due 08/14/2027 •	2,000	2,021

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
4.738% due 04/01/2027 •		$1,000	$1,001

Jackson National Life Global Funding
4.900% due 01/13/2027		600	605
5.500% due 01/09/2026		1,127	1,127

Lloyds Banking Group PLC
5.408% (SOFRINDX + 1.560%) due 08/07/2027 ~		1,800	1,812

Mizuho Bank Ltd.
4.513% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	2,000	1,336
4.562% (BBSW3M + 0.850%) due 09/14/2026 ~		300	201

Mizuho Financial Group, Inc.
1.234% due 05/22/2027 •		$200	198

Morgan Stanley Bank NA
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		1,000	1,002

Morgan Stanley Private Bank NA
4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~		5,000	5,012

MUFG Bank Ltd.
4.523% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	2,000	1,336

National Bank of Canada
4.628% due 03/25/2027 •		$1,708	1,710

NatWest Markets PLC
4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~		800	802

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,500	1,468
2.000% due 03/09/2026		273	272

Nomura Holdings, Inc.
5.709% due 01/09/2026		1,500	1,500

Pacific Life Global Funding II
4.328% (SOFRRATE + 0.480%) due 02/04/2027 ~		2,000	2,003

Protective Life Global Funding
4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~		800	801

Royal Bank of Canada
4.640% (SOFRINDX + 0.710%) due 01/21/2027 ~		800	804

Societe Generale SA
6.447% due 01/12/2027 •		400	400

Standard Chartered PLC
4.979% (SOFRRATE + 1.170%) due 05/14/2028 ~		1,000	1,007
5.855% (SOFRRATE + 2.030%) due 02/08/2028 ~		800	812
6.170% due 01/09/2027 •		514	514
6.187% due 07/06/2027 •		400	404

Sumitomo Mitsui Financial Group, Inc.
5.289% (SOFRRATE + 1.300%) due 07/13/2026 ~		3,500	3,521

Sumitomo Mitsui Trust Bank Ltd.
4.880% (SOFRRATE + 1.150%) due 09/14/2026 ~		600	604
4.926% (SOFRRATE + 1.150%) due 09/14/2026 ~		300	302

Svenska Handelsbanken AB
4.435% (SOFRRATE + 0.660%) due 05/28/2027 ~		2,500	2,510

Swedbank AB
5.337% due 09/20/2027		2,500	2,558

Synchrony Financial
3.700% due 08/04/2026		1,500	1,495

Toyota Motor Credit Corp.
4.596% (SOFRRATE + 0.770%) due 08/07/2026 ~		2,000	2,007

UBS AG
4.156% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	700	467
4.934% (BBSW3M + 1.300%) due 05/12/2026 ~		3,500	2,344

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Group AG
1.305% due 02/02/2027 •	$2,750	$2,742

Woori Card Co. Ltd.
1.750% due 03/23/2026	782	778

		110,747

INDUSTRIALS 9.9%

7-Eleven, Inc.
0.950% due 02/10/2026	1,100	1,096

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ	5,800	5,829

BAT International Finance PLC
1.668% due 03/25/2026	952	947

Berry Global, Inc.
1.570% due 01/15/2026	5,100	5,095
4.875% due 07/15/2026	466	466

BMW U.S. Capital LLC
4.530% (SOFRRATE + 0.710%) due 08/11/2027 ~	4,100	4,112
4.614% (SOFRINDX + 0.800%) due 08/13/2026 ~	1,500	1,505

Boeing Co.
2.196% due 02/04/2026	1,400	1,397
2.750% due 02/01/2026	300	300
3.100% due 05/01/2026	870	867

Campbell’s Co.
5.300% due 03/20/2026	3,800	3,809

Cigna Group
1.250% due 03/15/2026	1,500	1,491

Daimler Truck Finance North America LLC
4.650% due 10/12/2030	5,400	5,441

Entergy Louisiana LLC
2.400% due 10/01/2026	730	723

Fox Corp.
4.709% due 01/25/2029	900	912

Glencore Funding LLC
5.071% (SOFRINDX + 1.060%) due 04/04/2027 ~	300	301

Hyundai Capital America
4.846% (SOFRRATE + 1.120%) due 06/23/2027 ~	1,400	1,408

Kraft Heinz Foods Co.
3.000% due 06/01/2026	4,000	3,983

Kraton Corp.
5.000% due 07/15/2027	3,000	3,047

Mercedes-Benz Finance North America LLC
4.507% due 04/01/2027 •	2,200	2,208

Molson Coors Beverage Co.
3.000% due 07/15/2026	5,500	5,471

NTT Finance Corp.
1.162% due 04/03/2026	1,700	1,688

Royal Caribbean Cruises Ltd.
5.500% due 08/31/2026	2,000	2,003
5.500% due 04/01/2028	100	102

Sabine Pass Liquefaction LLC
5.875% due 06/30/2026	281	281

Skyworks Solutions, Inc.
1.800% due 06/01/2026	100	99

VMware LLC
1.400% due 08/15/2026	1,700	1,675

Volkswagen Group of America Finance LLC
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~	1,300	1,301
4.900% due 08/14/2026	2,500	2,511

		60,068

UTILITIES 1.6%

Emera U.S. Finance LP
3.550% due 06/15/2026	100	100

Enel Finance International NV
1.625% due 07/12/2026	2,100	2,074

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	163

Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eversource Energy
1.400% due 08/15/2026	$200	$196

Israel Electric Corp. Ltd.
7.750% due 12/15/2027	300	318

National Rural Utilities Cooperative Finance Corp.
4.358% (SOFRRATE + 0.580%) due 11/22/2026 ~	1,500	1,504

Pacific Gas & Electric Co.
3.150% due 01/01/2026	5,530	5,530

Southern California Edison Co.
4.400% due 09/06/2026	100	100

		9,822

Total Corporate Bonds & Notes (Cost $179,780)		180,637

U.S. GOVERNMENT AGENCIES 13.3%

Federal Home Loan Mortgage Corp. REMICS
4.774% due 07/25/2054 - 11/25/2055 •	3,649	3,664
4.804% due 05/25/2055 •	1,635	1,643
4.824% due 03/25/2055 - 09/25/2055 •	9,291	9,350
4.874% due 02/25/2055 - 08/25/2055 •	4,455	4,476
4.974% due 07/25/2055 •	2,910	2,921
5.024% due 12/25/2054 - 08/25/2055 •	3,891	3,905
5.074% due 01/25/2055 •	327	328
5.124% due 05/25/2054 •	995	1,002

Federal National Mortgage Association REMICS
4.774% due 12/25/2053 - 08/25/2055 •	15,559	15,613
4.784% due 03/25/2055 •	3,945	3,959
4.824% due 01/25/2055 •	4,140	4,159
4.874% due 11/25/2055 •	1,095	1,099
4.924% due 09/25/2055 •	596	598
4.974% due 06/25/2054 - 10/25/2055 •	5,216	5,235
5.054% due 08/25/2055 •	1,301	1,306
5.074% due 01/25/2055 •	742	745

Government National Mortgage Association REMICS
4.090% due 04/20/2069 •	116	116
4.678% due 11/20/2074 •	936	939
4.818% due 06/20/2055 •	10,575	10,624
4.868% due 01/20/2054 - 10/20/2073 •	3,354	3,379
4.918% due 06/20/2055 •	1,712	1,718
5.068% due 06/20/2055 - 07/20/2055 •	4,051	4,071

Total U.S. Government Agencies (Cost $80,539)		80,850

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Government National Mortgage Association REMICS
4.688% due 09/20/2075 •	3,511	3,522
4.698% due 10/20/2075 •	3,491	3,507

OBX Trust
5.988% due 01/25/2064 þ	842	850

Total Non-Agency Mortgage-Backed Securities (Cost $7,842)		7,879

ASSET-BACKED SECURITIES 11.1%

AUTOMOBILE ABS OTHER 0.4%

Hyundai Auto Lease Securitization Trust
4.374% due 01/18/2028	2,700	2,701

AUTOMOBILE SEQUENTIAL 1.1%

Carvana Auto Receivables Trust
4.640% due 01/10/2030	800	805

Citizens Auto Receivables Trust
5.840% due 01/18/2028	766	771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		$2,605	$2,612
4.550% due 07/20/2027		1,284	1,288

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032		1,091	1,104

			6,580

CREDIT CARD BULLET 0.9%

American Express Credit Account Master Trust
5.230% due 09/15/2028		2,000	2,020

Evergreen Credit Card Trust
4.540% due 10/15/2029 •		3,400	3,413

			5,433

CREDIT CARD OTHER 0.4%

Trillium Credit Card Trust II
4.297% due 09/26/2030 •		2,500	2,509

OTHER ABS 8.3%

522 Funding CLO Ltd.
5.060% due 10/23/2034 •		1,200	1,201

AlbaCore Euro CLO IV DAC
2.999% due 07/15/2035 •	EUR	1,000	1,176

AMMC CLO 24 Ltd.
5.084% due 01/20/2035 •		$800	800

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,600	1,600

ARES LX CLO Ltd.
5.064% due 07/18/2034 •		400	400

ARES LXV CLO Ltd.
4.978% due 07/25/2034 •		2,700	2,700

ARES XXVII CLO Ltd.
5.009% due 10/28/2034 •		1,200	1,200

Atlantic Avenue Ltd.
5.144% due 01/20/2035 •		1,200	1,201

Atlas Senior Loan Fund XVII Ltd.
4.944% due 10/20/2034 •		1,600	1,596

Bain Capital Credit CLO Ltd.
5.124% due 07/19/2034 •		1,200	1,201

Canyon Capital CLO Ltd.
4.915% due 10/15/2034 •		1,400	1,399

Carlyle Global Market Strategies CLO Ltd.
4.974% due 07/20/2034 •		900	901

CarVal CLO I Ltd.
5.124% due 07/16/2031 •		652	653

CQS U.S. CLO Ltd.
5.084% due 01/20/2035 •		200	200

Cumulus Static CLO DAC
3.264% due 11/15/2033 •	EUR	515	607

ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •		$613	614

Jamestown CLO XVI Ltd.
4.978% due 07/25/2034 •		600	600

Jamestown CLO XVIII Ltd.
5.128% due 07/25/2035 •		400	401

KKR CLO 42 Ltd.
5.034% due 07/20/2034 •		2,700	2,702

LCM 36 Ltd.
4.975% due 01/15/2034 •		1,600	1,598

LCM Loan Income Fund I Ltd.
5.176% due 04/20/2031 •		81	82

Madison Park Funding XLVI Ltd.
4.905% due 10/15/2034 •		1,400	1,399

MMAF Equipment Finance LLC
5.790% due 11/13/2026		9	9

Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(a)		1,100	1,100

Navient Refinance Loan Trust
4.800% due 10/15/2055		1,260	1,264

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northwoods Capital XII-B Ltd.
4.913% due 06/15/2031 •		$633	$634

Ocean Trails CLO XI
4.914% due 07/20/2034 •		1,400	1,397

Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •	EUR	1,354	1,593
2.989% due 01/15/2033 •		385	452

Parallel Ltd.
5.015% due 07/15/2034 •		$1,400	1,397

Regatta XVI Funding Ltd.
5.105% due 01/15/2033 •		1,297	1,298

Rockford Tower CLO Ltd.
5.084% due 07/20/2035 •		1,100	1,101

Silver Rock CLO II Ltd.
4.924% due 01/20/2035 •		2,000	2,000

SMB Private Education Loan Trust
5.634% due 09/15/2053 •		1,390	1,415

SoFi Consumer Loan Program Trust
4.470% due 08/15/2034		759	762

THL Credit Wind River CLO Ltd.
5.105% due 04/15/2035 •		2,700	2,702

Trinitas CLO VI Ltd.
4.968% due 01/25/2034 •		1,900	1,901

Trinitas CLO VII Ltd.
4.918% due 01/25/2035 •		1,800	1,800

Trinitas CLO XIX Ltd.
4.994% due 10/20/2033 •		256	257

Trysail CLO Ltd.
5.123% due 10/20/2033 •		500	501

Wellfleet CLO Ltd.
5.055% due 07/15/2034 •		2,700	2,701

Wind River CLO Ltd.
4.965% due 10/15/2034 •		1,691	1,687

			50,202

Total Asset-Backed Securities (Cost $66,998)			67,425

SOVEREIGN ISSUES 0.8%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (c)	BRL	9,100	1,606

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$3,300	3,366

Total Sovereign Issues (Cost $4,967)			4,972

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Platinum NYM JPM (b)		51	103

Total Common Stocks (Cost $81)			103

		OUNCES
COMMODITIES 15.9%

Gold Warehouse Receipts		12,898	55,633

Platinum Warehouse Receipts		16,051	23,991

Silver Warehouse Receipts		244,250	17,081

Total Commodities (Cost $52,749)			96,705

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.5%

COMMERCIAL PAPER 10.2%

Air Lease Corp.
4.100% due 01/15/2026		$5,600	5,591
4.150% due 01/02/2026		3,300	3,299

AMETEK, Inc.
4.020% due 01/12/2026		1,200	1,198

Crown Castle, Inc.
4.100% due 01/06/2026		300	300
4.150% due 01/20/2026		4,500	4,490
4.150% due 01/21/2026		500	499

164	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
4.250% due 01/02/2026	$3,300	$3,299

ERAC USA Finance LLC
4.200% due 01/12/2026	5,800	5,792

Fidelity National Information Services, Inc.
3.950% due 01/07/2026	1,600	1,599
3.950% due 01/14/2026	600	599
3.950% due 01/23/2026	3,600	3,591

HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026	3,200	3,197

HCA, Inc.
4.100% due 01/20/2026	5,000	4,989
4.120% due 02/02/2026	300	299
4.120% due 02/12/2026	500	498
4.300% due 01/07/2026	1,800	1,799
4.300% due 01/13/2026	1,100	1,098

Keurig Dr. Pepper, Inc.
4.000% due 01/07/2026	5,500	5,496

Oracle Corp.
4.220% due 01/16/2026	5,800	5,790

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Gas & Electric Co.
3.940% due 01/20/2026	$3,400	$3,392

Southern California Edison Co.
4.050% due 01/30/2026	900	897
4.550% due 01/05/2026	2,900	2,898

VW Credit, Inc.
4.220% due 01/13/2026	1,500	1,498

		62,108

REPURCHASE AGREEMENTS (g) 8.3%
		50,500

U.S. TREASURY BILLS 0.0%
3.898% due 01/27/2026 (c)(d)(j)	15	15

Total Short-Term Instruments (Cost $112,634)		112,623

Total Investments in Securities (Cost $505,590)		551,194

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.6%

MUTUAL FUNDS 2.6%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	153,828	$15,435

Total Mutual Funds (Cost $15,425)		15,435

Total Investments in Affiliates (Cost $15,425)		15,435

Total Investments 93.2% (Cost $521,015)		$566,629

Financial Derivative Instruments (h)(i) 0.3% (Cost or Premiums, net $(315))		1,956

Other Assets and Liabilities, net 6.5%		39,518

Net Assets 100.0%		$608,103

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Institutional Class Shares of each Fund.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.670%	12/31/2025	01/02/2026	$12,900	U.S. Treasury Notes 4.500% due 11/15/2033	$(13,135)	$12,900	$12,903
	3.670%	12/31/2025	01/02/2026	4,800	U.S. Treasury Notes 4.500% due 11/15/2033	(4,887)	4,800	4,801
BPS	3.930	12/31/2025	01/02/2026	5,700	U.S. Treasury Bonds 4.000% due 11/15/2042	(5,792)	5,700	5,701
	3.930	12/31/2025	01/02/2026	27,100	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(27,615)	27,100	27,106

Total Repurchase Agreements						$(51,429)	$50,500	$50,511

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$17,704	$0	$0	$17,704	$(18,022)	$(318)
BPS	32,807	0	0	32,807	(33,407)	(600)

Total Borrowings and Other Financing Transactions	$50,511	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	165

Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(43) at a weighted average interest rate of 3.768%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE Wheat July 2026 Futures	$600.000	06/26/2026	63	315	$96	$48
Put - ICE Crude Oil March 2026 Futures	55.000	01/27/2026	89	89	66	23
Put - NYMEX Crude Oil March 2026 Futures	50.000	02/17/2026	75	75	94	31
Call - NYMEX Natural Gas March 2026 Futures	3.750	02/24/2026	31	310	61	35
Call - NYMEX Natural Gas March 2026 Futures	4.500	02/24/2026	122	1,220	301	50

Total Purchased Options					$618	$187

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE Wheat July 2026 Futures	$500.000	06/26/2026	127	$635	$(92)	$(121)
Call - ICE Crude Oil March 2026 Futures	70.000	01/27/2026	89	89	(77)	(13)
Call - NYMEX Crude Oil March 2026 Futures	64.000	02/17/2026	75	75	(91)	(41)
Put - NYMEX Natural Gas March 2026 Futures	3.000	02/24/2026	31	310	(62)	(68)
Put - NYMEX Natural Gas March 2026 Futures	3.050	02/24/2026	117	1,170	(225)	(288)
Put - NYMEX Natural Gas March 2026 Futures	3.500	02/24/2026	273	2,730	(743)	(1,458)

Total Written Options					$(1,290)	$(1,989)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee July Futures	07/2026	58	$7,091	$(132)	$0	$(28)
Arabica Coffee March Futures	03/2026	118	15,432	(1,092)	0	(64)
Australia Government 3-Year Bond March Futures	03/2026	436	30,550	28	8	(8)
Brent Crude December Futures	10/2026	453	27,280	(727)	0	(249)
Brent Crude March Futures	01/2026	441	26,835	(224)	0	(212)
Brent Crude September Futures	07/2026	484	29,122	(400)	0	(266)
California Carbon Allowance Vintage December Futures	12/2026	778	25,596	1,248	117	0
Canada Government 5-Year Bond March Futures	03/2026	171	14,114	(88)	0	(25)
Carbon Emissions December Futures	12/2026	139	14,272	535	16	(29)
Cocoa July Futures	07/2026	115	7,052	156	7	0
Copper July Futures	07/2026	18	2,606	78	0	(44)
Copper March Futures	03/2026	98	13,921	808	0	(244)
Corn March Futures	03/2026	811	17,852	(86)	0	(10)
Cotton No. 2 March Futures	03/2026	51	1,639	(37)	0	(1)
Gas Oil June Futures	06/2026	216	12,992	(623)	0	(54)
Gas Oil March Futures	03/2026	61	3,756	59	0	(29)
Gold 100 oz. April Futures	04/2026	148	64,734	(573)	0	(666)
Gold 100 oz. June Futures	06/2026	38	16,746	634	0	(171)
Hard Red Winter Wheat March Futures	03/2026	463	11,916	(522)	0	(166)
Hard Red Winter Wheat May Futures	05/2026	26	686	(12)	0	(9)
Iron Ore March Futures	03/2026	2,109	22,102	1,029	0	(27)
Lean Hogs June Futures	06/2026	217	8,930	247	0	(9)
Live Cattle April Futures	04/2026	271	25,170	435	133	0
Live Cattle June Futures	06/2026	248	22,496	1,332	97	0
LME Aluminum January Futures	01/2026	670	49,895	5,275	0	0
LME Aluminum July Futures	07/2026	57	4,290	112	113	0
LME Aluminum March Futures	03/2026	580	43,420	3,262	585	0
LME Aluminum May Futures	05/2026	282	21,187	1,287	0	0

166	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LME Lead January Futures	01/2026	54	$2,674	$(20)	$0	$0
LME Lead March Futures	03/2026	55	2,761	(43)	0	0
LME Nickel January Futures	01/2026	237	23,528	1,662	0	0
LME Nickel July Futures	07/2026	156	15,762	1,138	1,159	(42)
LME Nickel March Futures	03/2026	331	33,045	2,355	771	(45)
LME Nickel May Futures	05/2026	155	15,573	1,189	0	0
LME Zinc January Futures	01/2026	616	47,641	2,709	0	0
LME Zinc July Futures	07/2026	177	13,840	197	204	(7)
LME Zinc March Futures	03/2026	691	53,879	2,228	744	(11)
LME Zinc May Futures	05/2026	183	14,295	598	0	0
Natural Gas March Futures	02/2026	612	19,156	(3,044)	0	(1,334)
New York Harbor June Futures	05/2026	256	21,876	(1,390)	0	(253)
RBOB Gasoline June Futures	05/2026	337	27,715	(431)	0	(248)
RBOB Gasoline March Futures	02/2026	5	366	0	0	0
Silver July Futures	07/2026	17	6,101	405	0	(625)
Silver March Futures	03/2026	4	1,412	(114)	0	(146)
Soybean July Futures	07/2026	247	13,267	(584)	0	(145)
Soybean March Futures	03/2026	272	14,246	(1,100)	0	(201)
Soybean Meal March Futures	03/2026	375	11,228	(960)	0	(109)
Sugar No. 11 March Futures	02/2026	150	2,522	(148)	29	0
U.S. Treasury 5-Year Note March Futures	03/2026	1,249	136,522	(208)	0	(146)
WTI Crude June Futures	05/2026	110	6,271	(208)	0	(57)
WTI Crude March Futures	02/2026	232	13,275	(694)	0	(121)

				$15,546	$3,983	$(5,801)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Brent Crude June Futures	04/2026	216	$	(13,014)	$94	$121	$0
Gold 100 oz. February Futures	02/2026	85		(36,899)	74	384	0
LME Aluminum January Futures	01/2026	670		(49,895)	(3,806)	0	0
LME Aluminum March Futures	03/2026	456		(34,137)	(1,688)	0	0
LME Aluminum May Futures	05/2026	282		(21,187)	(1,305)	0	0
LME Lead January Futures	01/2026	54		(2,674)	57	0	0
LME Lead March Futures	03/2026	55		(2,761)	(37)	0	0
LME Nickel January Futures	01/2026	237		(23,528)	(2,078)	0	0
LME Nickel July Futures	07/2026	2		(202)	(10)	0	0
LME Nickel March Futures	03/2026	207		(20,666)	(1,799)	0	0
LME Nickel May Futures	05/2026	155		(15,573)	(1,242)	0	0
LME Zinc January Futures	01/2026	616		(47,641)	(1,468)	0	0
LME Zinc March Futures	03/2026	320		(24,951)	(631)	0	0
LME Zinc May Futures	05/2026	183		(14,295)	(186)	0	0
Natural Gas April Futures	03/2026	391		(12,328)	1,148	715	0
New York Harbor March Futures	02/2026	122		(10,778)	689	162	0
Platinum April Futures	04/2026	233		(23,815)	(4,363)	2,457	0
Platinum February Futures	02/2026	2		(204)	(39)	20	0
Silver January Futures	01/2026	40		(14,027)	(2,188)	1,448	0
Soybean Oil March Futures	03/2026	221		(6,439)	445	117	0
U.S. Treasury 2-Year Note March Futures	03/2026	242		(50,527)	(21)	17	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	50		(5,900)	33	19	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	93		(10,696)	(8)	17	0
Wheat March Futures	03/2026	152		(3,853)	331	28	0
Wheat May Futures	05/2026	26		(674)	11	5	0

					$(17,987)	$5,510	$0

Total Futures Contracts					$(2,441)	$9,493	$(5,801)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Morgan Stanley	1.000%	Quarterly	06/20/2026	0.226%	$2,800	$11	$0	$11	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	167

Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	9,500	$(46)	$99	$53	$11	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	23,400	(100)	(209)	(309)	31	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		34,627	18	129	147	49	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		45,626	44	1	45	65	0

							$(84)	$20	$(64)	$156	$0

Total Swap Agreements							$(73)	$20	$(53)	$156	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$187	$9,521	$156	$9,864	$ (1,989)	$(5,802)	$0	$(7,791)

Cash of $39,668 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $28 and liability of $(1) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	01/2026	AUD	7,537		$4,915	$0	$(116)
	01/2026		$694	NZD	1,221	9	0
	04/2026	BRL	1,400		$245	0	(5)

CBK	01/2026	AUD	220		147	0	0
	01/2026	CAD	226		164	0	(1)
	01/2026	EUR	685		800	0	(5)
	01/2026		$4,069	AUD	6,196	67	0

FAR	01/2026	AUD	11,855		$7,700	0	(212)
	01/2026	GBP	920		1,208	0	(32)
	01/2026	ILS	19		6	0	0
	01/2026		$48	MXN	884	1	0
	01/2026		482	NZD	856	11	0
	02/2026		6	ILS	19	0	0

GLM	01/2026		179	EUR	152	0	(1)
	01/2026		21	ILS	69	0	0
	03/2026	BRL	1,006		$183	2	0
	04/2026		7,700		1,364	5	(17)

168	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

JPM	01/2026		$359	EUR	306	$1	$0
	01/2026		35	ILS	113	1	0

MBC	01/2026	CAD	274		$195	0	(5)
	01/2026		$1,607	NZD	2,792	1	0

SOG	01/2026	EUR	3,814		$4,416	0	(68)
	01/2026		$1,103	EUR	952	17	0
	01/2026		939	GBP	717	27	0
	03/2026	MXN	3		$0	0	0

Total Forward Foreign Currency Contracts						$142	$(462)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	1,700	$ 1	$0

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	170,600	114	3

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	140,000	64	37

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	83,100	83	56

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	158,500	168	107

Total Purchased Options							$ 430	$203

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$9	$0	$0	$9	$(121)	$0	$0	$(121)	$(112)	$15	$(97)
CBK	67	3	0	70	(6)	0	0	(6)	64	0	64
FAR	12	37	0	49	(244)	0	0	(244)	(195)	0	(195)
GLM	7	0	0	7	(18)	0	0	(18)	(11)	0	(11)
JPM	2	0	0	2	0	0	0	0	2	0	2
MBC	1	0	0	1	(5)	0	0	(5)	(4)	0	(4)
MYC	0	56	0	56	0	0	0	0	56	0	56
NGF	0	107	0	107	0	0	0	0	107	0	107
SOG	44	0	0	44	(68)	0	0	(68)	(24)	0	(24)

Total Over the Counter	$142	$203	$0	$345	$(462)	$0	$0	$(462)

(j)

Securities with an aggregate market value of $15 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	169

Schedule of Investments	PIMCO Commodity Strategy Active Exchange-Traded Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$187	$0	$0	$0	$0	$187
Futures	9,460	0	0	0	61	9,521
Swap Agreements	0	0	0	0	156	156

	$9,647	$0	$0	$0	$217	$9,864

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$142	$0	$142
Purchased Options	0	0	0	0	203	203

	$0	$0	$0	$142	$203	$345

	$9,647	$0	$0	$142	$420	$10,209

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,989	$0	$0	$0	$0	$1,989
Futures	5,623	0	0	0	179	5,802

	$7,612	$0	$0	$0	$179	$7,791

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$462	$0	$462

	$7,612	$0	$0	$462	$179	$8,253

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$27	$0	$0	$0	$0	$27
Written Options	180	0	0	0	0	180
Futures	(4,385)	0	0	0	1,361	(3,024)
Swap Agreements	0	9	0	0	(702)	(693)

	$(4,178)	$9	$0	$0	$659	$(3,510)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(735)	$0	$(735)
Purchased Options	0	0	0	0	(178)	(178)

	$0	$0	$0	$(735)	$(178)	$(913)

	$(4,178)	$9	$0	$(735)	$481	$(4,423)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(405)	$0	$0	$0	$0	$(405)
Written Options	(594)	0	0	0	0	(594)
Futures	8,394	0	0	0	(1,473)	6,921
Swap Agreements	0	0	0	0	1,091	1,091

	$7,395	$0	$0	$0	$(382)	$7,013

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$772	$0	$772
Purchased Options	0	0	0	0	(121)	(121)

	$0	$0	$0	$772	$(121)	$651

	$7,395	$0	$0	$772	$(503)	$7,664

170	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$110,747	$0	$110,747
Industrials	0	60,068	0	60,068
Utilities	0	9,822	0	9,822
U.S. Government Agencies	0	80,850	0	80,850
Non-Agency Mortgage-Backed Securities	0	7,879	0	7,879
Asset-Backed Securities
Automobile ABS Other	0	2,701	0	2,701
Automobile Sequential	0	6,580	0	6,580
Credit Card Bullet	0	5,433	0	5,433
Credit Card Other	0	2,509	0	2,509
Other ABS	0	50,202	0	50,202
Sovereign Issues	0	4,972	0	4,972
Common Stocks
Industrials	0	103	0	103
Commodities	0	96,705	0	96,705
Short-Term Instruments
Commercial Paper	0	62,108	0	62,108
Repurchase Agreements	0	50,500	0	50,500
U.S. Treasury Bills	0	15	0	15

	$0	$551,194	$0	$551,194

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Mutual Funds	$15,435	$0	$0	$15,435

Total Investments	$15,435	$551,194	$0	$566,629

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9,627	209	0	9,836
Over the counter	0	345	0	345

	$9,627	$554	$0	$10,181

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,644)	(146)	0	(7,790)
Over the counter	0	(462)	0	(462)

	$(7,644)	$(608)	$0	$(8,252)

Total Financial Derivative Instruments	$1,983	$(54)	$0	$1,929

Totals	$17,418	$551,140	$0	$568,558

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	171

Notes to Financial Statements

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

The PIMCO Commodity Strategy Active Exchange-Traded Fund has established PIMCO Cayman Commodity Fund CMDT, Ltd., a Cayman Islands exempted company (the “Commodity Subsidiary”), which is wholly-owned and controlled by the Fund. See Note 15, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (“SEC”), which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the

Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to

172	PIMCO ETF TRUST

December 31, 2025	(Unaudited)

the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of

Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly

PIMCO Active Bond Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Monthly	Monthly

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Multisector Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Senior Loan Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly

PIMCO Ultra Short Government Active Exchange-Traded Fund	Monthly	Monthly

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Quarterly	Quarterly

PIMCO Commodity Strategy Active Exchange-Traded Fund	Quarterly	Quarterly

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	173

Notes to Financial Statements	(Cont.)

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

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December 31, 2025	(Unaudited)

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair

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Notes to Financial Statements	(Cont.)

valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

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December 31, 2025	(Unaudited)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by third-party Pricing Sources as of the reporting date. In addition, warehouse receipts are generally valued by a third-party vendor using the front month futures discounted back to the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended December 31, 2025 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$54,359	$118,719	$(129,961)	$0	$0	$43,117	$1,003	$0

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	5,656	31,151	(30,192)	0	0	6,615	134	0

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	516	14,594	(13,428)	0	0	1,682	25	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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December 31, 2025	(Unaudited)

(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO Active Bond Exchange-Traded Fund, PIMCO Commodity Strategy Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund each may invest in certain other series of the Trust, series of PIMCO Funds, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$55,389	$0	$(55,034)	$373	$(728)	$0	$286	$0

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	43,005	0	(22,075)	386	(30)	21,286	996	0

PIMCO Senior Loan Active Exchange-Traded Fund	75,912	0	(59,670)	419	(869)	15,792	1,359	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	99,585	128,888	0	0	1,748	230,221	4,834	0

PIMCO Commodity Strategy Active Exchange-Traded Fund
Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$7,113	$19,800	$(11,436)	$(16)	$(26)	$15,435	$423	$0

PIMCO Multisector Bond Active Exchange-Traded Fund
Underlying PIMCO Fund	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Senior Loan Active Exchange-Traded Fund	$18,981	$0	$0	$0	$(265)	$18,716	$942	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

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Notes to Financial Statements	(Cont.)

Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases,

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computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer or mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For CBOs, CLOs and other CDOs, the cash flows from the trust are split into portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from any defaults from the bonds or loans in the trust, although more senior tranches may also bear losses. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to

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be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt

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obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Commodity Strategy Active Exchange-Traded Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO Senior Loan Active Exchange-Traded Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Fund also pays a fee of 0.25% per annum on the unused commitment amounts. As of December 31, 2025, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Fund is disclosed as part of the interest expense on the Statements of Operations. Interest and outstanding borrowings, if any, paid by the Funds is disclosed as part of the interest expense on the Statements of

Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statements of Operations.

As of December 31, 2025, the maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment	Commitment and Upfront Fees
$25,00,000	$31,678

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty,

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with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under sale-buyback transactions.

(e) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Senior Loan Active Exchange-Traded Fund

Securities on loan are required to be fully collateralized. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan.

For financial reporting purposes, the Funds do not offset financial instruments’ payables and receivables and related collateral on the Statements of Assets and Liabilities. Each Fund is subject to a lending limit of 33 1/3% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(f) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(g) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint

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lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended December 31, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the

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Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default

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swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to,

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Notes to Financial Statements	(Cont.)

investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

Small Fund	—	—	—	X	—	—	—	—	—	—	—	—	—	—	—

Senior Loan	—	—	—	—	—	—	—	—	—	—	—	—	—	X	—

Market Trading	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Inflation-Indexed Security	—	X	X	X	—	—	—	—	—	—	—	—	—	—	—

Credit	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	—	—	—	—	—	X	X	X	X	—	X	—	X	—

High Yield	—	—	—	—	X	—	X	X	—	—	—	—	X	X	—

Market	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Municipal Bond	—	—	—	—	—	—	—	—	—	—	X	—	X	—	X

Issuer	—	—	—	—	X	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	—	—	X	X	X	X	X

Call and Put Strategy	—	—	—	—	—	—	—	—	—	—	—	X	—	—	—

Asset-Linked Notes	—	—	—	—	—	—	—	—	—	—	—	X	—	—	—

Basis	—	—	—	—	—	—	—	—	—	—	—	X	—	—	—

Equity	—	—	—	—	—	—	X	—	—	—	—	X	—	X	—

Mortgage-Related and Other Asset Backed Securities	—	—	—	—	X	—	X	X	X	X	—	X	—	—	—

Foreign (Non-U.S.) Investment	—	—	—	—	X	X	X	X	X	X	—	X	—	X	—

Emerging Markets	—	—	—	—	X	X	X	X	—	—	—	X	—	—	—

Sovereign Debt	—	—	—	—	X	X	—	—	—	—	—	—	—	—	—

Environmental, Social and Governance	—	—	—	—	—	—	—	—	X	—	—	—	—	—	—

AMT Bonds	—	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Currency	—	—	—	—	—	—	X	X	X	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Management and Tracking Error	X	X	X	X	X	X	—	—	—	—	—	—	—	—	—

Indexing	X	X	X	X	X	X	—	—	—	—	—	—	—	—	—

Management	—	—	—	—	—	—	X	X	X	X	X	X	X	X	X

Asset-Backed Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	X	—

California State-Specific	—	—	—	—	—	—	—	—	—	—	X	—	X	—	—

New York State-specific	—	—	—	—	—	—	—	—	—	—	X	—	X	—	—

Puerto Rico-Specific	—	—	—	—	—	—	—	—	—	—	—	—	X	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—	X	—	X	—	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active ESG Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Mortgage- Backed Securities Active Exchange- Traded Fund	PIMCO Municipal Income Opportunities Active Exchange- Traded Fund	PIMCO Senior Loan Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

Short Exposure	—	—	—	—	—	—	X	X	X	X	—	X	—	X	—

Convertible Securities	—	—	—	—	—	—	X	—	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	X	X	—	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	X	X	—	—	—	—	—	—	—

Futures Contract	—	—	—	—	—	—	—	—	X	X	—	—	—	—	—

Turnover	—	—	—	—	—	—	X	X	—	—	—	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Preferred Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Concentration in Banking Industries	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Contingent Convertible Securities	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Commodity	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Issuer Non-Diversification	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Model	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Oil-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Gold-Related	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

Small Fund	—	—	—	—

Senior Loan	—	—	—	—

Market Trading	X	X	X	X

Interest Rate	X	X	X	X

Call	X	X	X	X

Inflation-Indexed Security	—	—	—	—

Credit	X	X	X	X

Collateralized Loan Obligations	X	—	—	—

High Yield	X	X	—	—

Market	X	X	X	X

Municipal Bond	—	—	—	—

Issuer	X	X	—	X

Liquidity	X	X	—	X

Derivatives	X	X	—	X

Call and Put Strategy	—	—	—	—

Asset-Linked Notes	—	—	—	—

Basis	—	—	—	—

Equity	X	X	—	—

Mortgage-Related and Other Asset-Backed Securities	X	—	—	X

Foreign (Non-U.S.) Investment	X	X	—	X

Emerging Markets	X	X	—	—

Sovereign Debt	X	—	—	X

Environmental, Social and Governance	—	—	—	—

AMT Bonds	—	—	—	—

Currency	X	X	—	X

190	PIMCO ETF TRUST

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Risks	PIMCO Multisector Bond Active Exchange- Traded Fund	PIMCO Preferred and Capital Securities Active Exchange- Traded Fund	PIMCO Ultra Short Government Active Exchange- Traded Fund	PIMCO Commodity Strategy Active Exchange- Traded Fund

Leveraging	X	X	—	X

Management and Tracking Error	—	—	—	—

Indexing	—	—	—	—

Management	X	X	X	X

Asset-Backed Securities	—	—	—	—

California State-Specific	—	—	—	—

New York State-Specific	—	—	—	—

Puerto Rico-Specific	—	—	—	—

Municipal Project-Specific	—	—	—	—

Short Exposure	X	X	—	X

Convertible Securities	—	—	—	—

Tax-Efficient Investing	—	—	—	—

Distribution Rate	—	—	—	—

Futures Contract	—	—	—	—

Turnover	X	—	—	—

Capital Securities	—	X	—	—

Preferred Securities	—	X	—	—

Concentration in Banking Industries	—	X	—	—

Contingent Convertible Securities	X	X	—	—

Commodity	—	—	—	X

Issuer Non-Diversification	—	—	—	X

Model	—	—	—	X

Tax	—	—	—	X

Subsidiary	—	—	—	X

Oil-Related	—	—	—	X

Gold-Related	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Senior Loan Risk is the risk that investing in senior loans, including bank loans, exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in senior loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than a Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and

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Notes to Financial Statements	(Cont.)

improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Municipal Bond Risk is the risk that by investing in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”), a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the

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protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Call and Put Strategy Risk is the risk that the Fund may write calls and/or puts on instruments the Fund owns or otherwise has exposure to (covered calls or covered puts) or write calls and/or puts on instruments to which the Fund has no exposure (naked calls or naked puts) in return for a premium. The Fund may pursue such a strategy directly or within the structure of an asset-linked note (such as mortgage-linked notes that may count towards the Fund’s 80% policy). Under a call or put writing strategy (either directly or indirectly through an asset-linked note), the Fund typically would expect to receive cash (or a premium) for having written (sold) a call or put option, which enables a purchaser of the call to buy (or the purchaser of the put to sell) the asset on which the option is written at a certain price within a specified time frame.

Writing call options will limit the Fund’s opportunity to profit from an increase in the market value and other returns of the underlying asset to the exercise price (plus the premium received). The Fund’s maximum potential gain via a written covered call will generally be expected to be the premium received from writing a covered call option plus the difference between any lower price at which the Fund acquired exposure to the applicable underlying asset and any higher price at which a purchaser of the call option may exercise the call option. The Fund’s maximum potential gain via a written naked call or any put will generally be the premium received from writing the option. The Fund’s maximum potential loss on a written covered call is the purchase price paid for the underlying asset minus the premium received for writing the option. The Fund’s maximum potential loss on a written uncovered call is theoretically limitless as the value of the underlying asset rises. The Fund’s maximum potential loss on a written put is the entire strike price minus the premium received for writing the option as the value of the underlying asset could fall to zero. Therefore, written calls and puts can result in overall losses and detract from the Fund’s total returns even though the call or put options produce premiums and may initially produce income and cash flow to the Fund (and distributions by the Fund) for having written the call or put options.

Buying a call option or put option will generally involve the Fund paying a premium on the option, which may detract from returns and may not limit losses. The Fund may lose the initial amount invested in the call option or put option.

When the Fund purchases an asset-linked note with call or put writing exposure embedded within it from a counterparty, the Fund is expected to receive exposure to the premium of the call or put option within the note (such as in the form of a coupon from the note). Therefore, these notes can provide recurring cash flow and income to the Fund based on the premiums that would be received from writing call or put options and this can be an important source of the Fund’s return, distributions and/or income. In a rising market, a covered call option may require an underlying instrument to be sold at an exercise price that is lower than would be received if the instrument was sold at the market price. If a call or put expires, the Fund would generally realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period, the market value loss realized may exceed such gain. If the underlying instrument declines by more than the option premium the Fund receives, there will be a loss on the overall position, which will detract from the Fund’s total returns even if the call or put options written by the Fund produced premiums and initially produced Fund distributions, returns, income and/or cash flow. When the Fund purchases an asset-linked note with call or put buying exposure, such exposure and any premiums paid for the call or put option exposure will generally detract from returns and may not limit losses.

Asset-Linked Notes Risk is the risk that asset-linked notes (including, but not limited to, interest rate-linked and/or mortgage-linked notes) are subject to the risk that investing in these instruments may be more costly to the Fund than if the Fund had invested in the asset(s) underlying the instrument directly. Asset-linked notes expose the Fund to the risks of the underlying asset(s). In addition, they are subject to certain structured products risks, such as issuer and counterparty risk. The Fund’s asset-linked note investments are subject to the risk that counterparties will fail to make payments when due or default completely. Prices of the Fund’s asset-linked note investments may be adversely affected if any of the issuers of the underlying asset(s) or counterparties to the asset-linked notes are subject to an actual or perceived deterioration in their credit quality. Should the prices of the asset underlying an asset-linked note move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an asset-linked note, and may realize losses, which could be significant and could include the Fund’s entire principal investment. There may be no established trading market for asset-linked notes, and they may constitute illiquid investments, which may make them difficult to sell

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and value. A lack of liquidity may also cause the value of an asset-linked note to decline. In addition, asset-linked notes may exhibit price behavior that does not correlate with the asset(s) underlying the instrument. Asset-linked notes may result in the Fund recognizing more taxable income in a given period than what would have been recognized from a direct investment in the underlying assets and/or increase Fund distributions at the expense of Fund returns and/or capital gains distributions.

Basis Risk is the risk that exists when the price of a derivative position diverges from the price of the underlying instrument(s), and/or there is a mismatch between an asset and the derivative’s reference asset(s), which may result in excess losses to the Fund. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage,

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magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the transaction costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints.

The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

California State-Specific Risk is the risk that by focusing its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose a Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

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Capital Securities Risk is the risk that the value of capital securities, which may be in the form of debt, equity, or a hybrid thereof, issued by U.S. and non-U.S. financial institutions to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to the Fund. Changes to regulatory capital requirements or related supervisory guidance may affect the value, ranking, or terms of capital securities. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited or no voting rights, liquidity constraints, interest rate changes, regulatory or tax changes and special redemption or call rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Commodity Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the Commodity Subsidiary, the Fund is indirectly exposed to the risks associated with the Commodity Subsidiary’s investments. The Commodity Subsidiary is not registered under the Act and may not be subject to all the investor

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protections of the Act. There is no guarantee that the investment objective of the Commodity Subsidiary will be achieved.

Oil-Related Risk is the risk that investments in, or tied to the price of, oil may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other things, national and international political changes, currency values, policies of Organization of the Petroleum Exporting Countries (“OPEC”) and other oil exporting countries, changes in relationships among OPEC and other oil exporting countries and oil importing countries, regulatory changes, taxation policies and the economies of key energy-consuming countries. Supply and demand dynamics, technological changes in energy production and market speculation may also affect the volatility of the Fund’s oil-related investments.

Gold-Related Risk is the risk that investments in, or tied to the price of, gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in interest rates, inflation expectations, currency values or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt

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technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Certain of the Funds may lend securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between a Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by a Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds. Any securities on loan will be subject to the relevant Fund’s agreement with the Securities Lending Agent along with any master lending agreement entered into by the Securities Lending Agent on behalf of the Fund with any permitted borrowers.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory and supervisory and administrative services under what is essentially an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%

PIMCO Active Bond Exchange-Traded Fund(1)	0.45%	(2)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0.46%

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund(3)	0.36%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.35%

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Mortgage-Backed Securities Active Exchange- Traded Fund	0.40%

PIMCO Multisector Bond Active Exchange-Traded Fund(4)	0.65%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	199

Notes to Financial Statements	(Cont.)

Fund Name	Management Fee

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund(4)	0.49%

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund(5)	0.84%

PIMCO Senior Loan Active Exchange-Traded Fund(6)	0.70%

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.35%

PIMCO Ultra Short Government Active Exchange-Traded Fund	0.14%

PIMCO Commodity Strategy Active Exchange-Traded Fund(5)	0.79%

(1)

PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

(2)

Prior to September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund’s average daily net assets, was 0.55%. Effective September 2, 2025, the management fee for the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.10% to 0.45%.

(3)	PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.12% of the average daily net assets attributable to the Fund.
(4)	PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets attributable to the Fund.
(5)	PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.15% of the average daily net assets attributable to the Fund.
(6)	PIMCO has contractually agreed, through October 31, 2026, to reduce its Management Fee by 0.10% of the average daily net assets attributable to the Fund.

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2025, each Fund (except PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund) was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)) ; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, (except that PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund will not bear organizational expenses), and any other expenses which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a portion of each Fund’s (apart from the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund’s) Management Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the PMBS Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive a portion of PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund’s Management Fee, or reimburse the Fund, to the extent that the Fund’s pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “PMBS Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets). The PMBS Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

200	PIMCO ETF TRUST

December 31, 2025	(Unaudited)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee for the PIMCO Active Bond Exchange-Traded Fund in an amount equivalent to the Fund’s expenses or costs attributable to the SEC’s investigation and related settlement proceedings identified in Investment Advisers Act of 1940 Release No. 4577, dated December 1, 2016.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.15% of the average daily net assets of the PIMCO Commodity Strategy Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.12% of the average daily net assets of the PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Multisector Bond Active Exchange-Traded Fund. This Fee

Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to waive or reduce its Management Fee by 0.15% of the average daily net assets of the PIMCO Preferred and Capital Securities Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through October 31, 2026, to reduce its Management Fee by 0.10% of the average daily net assets of the PIMCO Senior Loan Active Exchange-Traded Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Each waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement and PMBS Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit and PMBS Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit and PMBS Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of December 31, 2025 were (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	$188	$201	$230	$619

PIMCO Multisector Bond Active Exchange-Traded Fund	0	987	6,280	7,267

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	74	173	329	576

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	179	177	289	645

PIMCO Senior Loan Active Exchange-Traded Fund	323	471	755	1,549

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0	4	4

PIMCO Commodity Strategy Active Exchange-Traded Fund	232	442	720	1,394

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through October 31, 2026, for the PIMCO Active Bond

Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Mortgage-Backed Securities Active

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	201

Notes to Financial Statements	(Cont.)

Exchange-Traded Fund, PIMCO Multisector Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, PIMCO Preferred and Capital Securities Active Exchange-Traded Fund, PIMCO Senior Loan Active Exchange-Traded Fund, PIMCO Short Term Municipal Bond Active Exchange-Traded Fund and PIMCO Commodity Strategy Active Exchange-Traded Fund to waive its Management Fee in an amount equal to the expenses attributable to investment advisory, supervisory and administrative, and management fees of Underlying Funds indirectly incurred by each Fund’s investments in Underlying Funds up to a maximum waived amount that is equal to each Fund’s aggregate management fee. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. For the period ended December 31, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Active Bond Exchange-Traded Fund	$521

PIMCO Multisector Bond Active Exchange-Traded Fund	57

PIMCO Commodity Strategy Active Exchange-Traded Fund	28

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its average daily net assets. PIMCO has contractually agreed to waive the PIMCO Commodity Strategy Active Exchange-Traded Fund’s management fee in an amount equal to the management fee paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. PIMCO may not seek reimbursement from the PIMCO Commodity Strategy Active Exchange-Traded Fund with respect to the management fees waived. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/ or Reimbursement by PIMCO. See Note 15, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended December 31, 2025 were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Active Bond Exchange-Traded Fund	$0	$3,425	$(847)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	15,398	18,455	(882)

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	3,594	3,736	(174)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	1,115	1,083	(59)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

202	PIMCO ETF TRUST

December 31, 2025	(Unaudited)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$150,131	$210,193	$0	$0

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	57,820	65,313	0	0

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	21,763	35,845	0	0

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	61,765	64,181	0	0

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	15,939	14,598	427,490	431,930

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	0	154,016	99,947

PIMCO Active Bond Exchange-Traded Fund	16,760,005	15,503,681	1,271,968	315,868

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,218,140	1,116,223	325,109	190,820

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	21,256	7,905	42,567	32,665

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,065,487	506,677	3,951,282	2,208,304

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	2,847	0	332,418	216,364

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	9,842,473	8,992,004	56,837	2,840

PIMCO Multisector Bond Active Exchange-Traded Fund	46,827,175	43,599,916	1,932,968	259,925

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	407	0	126,972	64,513

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	600	0	35,981	34,411

PIMCO Senior Loan Active Exchange-Traded Fund	7,246	6,629	306,248	495,474

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0	0	113,571	118,650

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	39,674	572	178,247	108,709

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the custodian of the Funds. These standard transaction fees are not payable to the Funds, and therefore, generally do not impact the Funds’ financial statements. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below. To the extent a variable transaction fee is not charged, certain costs may be borne by a Fund. Each Fund reserves the right to not impose a standard or variable redemption transaction fee or to vary the amount of the variable redemption transaction fee imposed, up to the maximum amount listed below, depending on the materiality of the Fund’s actual transaction costs incurred in selling securities to raise the cash amount redeemed

(in the case of a variable redemption transaction fee) or where PIMCO believes that not imposing the standard or variable redemption transaction fee or varying the variable redemption transaction fee would be in a Fund’s and the Fund’s shareholders’ best interests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	203

Notes to Financial Statements	(Cont.)

Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

14. INVESTMENT TRANSACTIONS

For the period ended December 31, 2025, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$345,145	$249,325

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	29,693	48,522

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	42,347	23,739

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	21,226	23,915

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	145,946	71,402

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	107,133	62,771

PIMCO Active Bond Exchange-Traded Fund	92,125	0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	27,976	0

PIMCO Multisector Bond Active Exchange-Traded Fund	1,329,653	151,394

PIMCO Ultra Short Government Active Exchange-Traded Fund	1,169	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. BASIS FOR CONSOLIDATION

The Commodity Subsidiary was incorporated on January 19, 2023, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies, as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 24.4% of the Fund’s consolidated net assets.

16. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

17. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

204	PIMCO ETF TRUST

December 31, 2025	(Unaudited)

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

PIMCO Commodity Strategy Active Exchange-Traded Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with a subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its subsidiary’s subpart F income, whether or not such income is distributed by the subsidiary. It is expected that all of the subsidiary’s income and realized gains and mark-to-market gains will be subpart F income. PIMCO Commodity Strategy Active Exchange-Traded Fund’s recognition of its Commodity Subsidiary’s subpart F income will increase the Fund’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to PIMCO Commodity Strategy Active Exchange-Traded Fund will be tax-free, to the extent of its previously undistributed subpart F income, and will correspondingly reduce PIMCO Commodity Strategy Active Exchange-Traded Fund’s tax basis in its Commodity Subsidiary. Subpart F income is generally treated by PIMCO Commodity Strategy Active Exchange-Traded Fund as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by a subsidiary, such loss is not generally available to offset the income earned by such subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on PIMCO Commodity Strategy Active Exchange-Traded Fund, including the possibility of failing to qualify as a regulated investment company.

If PIMCO Commodity Strategy Active Exchange-Traded Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of PIMCO Commodity Strategy Active Exchange-Traded Fund’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by PIMCO Commodity Strategy Active Exchange-Traded Fund or result in the inability of PIMCO Commodity Strategy Active Exchange-Traded Fund to operate as described in the Fund’s prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$56,534	$250,042

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	9,752	35,959

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	19,352	89,074

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	22,664	9,387

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	48,613	193,017

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	205

Notes to Financial Statements	(Cont.)	December 31, 2025	(Unaudited)

	Short-Term	Long-Term

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	$13,041	$29,096

PIMCO Active Bond Exchange-Traded Fund	420,699	215,873

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	52,111	21,688

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	1,157	1,797

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	64,949	179,119

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	29,613	20,237

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	18,475	22,171

PIMCO Multisector Bond Active Exchange-Traded Fund	7,292	0

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	6,580	1,203

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	1,153	0

PIMCO Senior Loan Active Exchange-Traded Fund	9,701	855

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	6,256	7,812

PIMCO Ultra Short Government Active Exchange-Traded Fund	0	0

PIMCO Commodity Strategy Active Exchange-Traded Fund	2	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	$1,923,372	$0	$(363,582)	$(363,582)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	431,646	1,770	(3,507)	(1,737)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	937,775	0	(255,986)	(255,986)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	94,349	144	(2,890)	(2,746)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,576,636	38,253	(19,325)	18,928

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,425,780	20,775	(28,479)	(7,704)

PIMCO Active Bond Exchange-Traded Fund	7,655,389	188,077	(103,062)	85,015

PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,350,599	7,205	(4,919)	2,286

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	210,369	690	(535)	155

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	14,506,327	31,742	(16,275)	15,467

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	2,465,512	50,264	(2,967)	47,297

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	1,635,847	15,719	(9,196)	6,523

PIMCO Multisector Bond Active Exchange-Traded Fund	17,207,606	243,716	(54,670)	189,046

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	454,199	8,549	(1,531)	7,018

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	192,128	9,373	(1,682)	7,691

PIMCO Senior Loan Active Exchange-Traded Fund	502,047	3,731	(2,351)	1,380

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	959,595	10,308	(557)	9,751

PIMCO Ultra Short Government Active Exchange-Traded Fund	840,654	306	0	306

PIMCO Commodity Strategy Active Exchange-Traded Fund	520,700	78,049	(36,533)	41,516

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

206	PIMCO ETF TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	MYI	Morgan Stanley & Co. International PLC

BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	WFS	Wells Fargo Securities, LLC

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht

COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

CZK	Czech Koruna	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	UZS	Uzbekistani Sum

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HUF	Hungarian Forint

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	LME	London Metal Exchange	OTC	Over the Counter

ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

BISTREFI	Turkish Lira Overnight Reference Rate	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Bobl	Bundesobligation, the German word for federal government bond	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFR30A	Secured Overnight Financing Rate 30-Day Average

Brent	Brent Crude	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	SOFRINDX	Secured Overnight Financing Rate Index

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate

CAONINDX	Bloomberg CORRA Compounded Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month

CDX.HY	Credit Derivatives Index - High Yield	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	FNMA	Federal National Mortgage Association

AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	HUD	U.S. Department of Housing and Urban Development

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.

BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	Oat	Obligations Assimilables du Trésor	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	oz.	Ounce	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WTI	West Texas Intermediate

CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	207

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.7400	$0.0000	$0.0000	$0.7400

December 2025	$0.8800	$0.0000	$0.0000	$0.8800

PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1400	$0.0000	$0.0000	$0.1400

August 2025	$0.2100	$0.0000	$0.0000	$0.2100

September 2025	$0.1200	$0.0000	$0.0000	$0.1200

October 2025	$0.1900	$0.0000	$0.0000	$0.1900

November 2025	$0.1700	$0.0000	$0.0000	$0.1700

December 2025	$0.1700	$0.0000	$0.0000	$0.1700

PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1700	$0.0000	$0.0000	$0.1700

August 2025	$0.2400	$0.0000	$0.0000	$0.2400

September 2025	$0.1400	$0.0000	$0.0000	$0.1400

October 2025	$0.2200	$0.0000	$0.0000	$0.2200

November 2025	$0.2000	$0.0000	$0.0000	$0.2000

December 2025	$0.2000	$0.0000	$0.0000	$0.2000

PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1800	$0.0000	$0.0000	$0.1800

August 2025	$0.2300	$0.0000	$0.0000	$0.2300

September 2025	$0.1600	$0.0000	$0.0000	$0.1600

October 2025	$0.2200	$0.0000	$0.0000	$0.2200

November 2025	$0.2000	$0.0000	$0.0000	$0.2000

December 2025	$0.2000	$0.0000	$0.0000	$0.2000

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.5700	$0.0000	$0.0000	$0.5700

August 2025	$0.5700	$0.0000	$0.0000	$0.5700

September 2025	$0.5200	$0.0000	$0.0000	$0.5200

October 2025	$0.6200	$0.0000	$0.0000	$0.6200

November 2025	$0.6200	$0.0000	$0.0000	$0.6200

December 2025	$0.6200	$0.0000	$0.0000	$0.6200

208	PIMCO ETF TRUST

(Unaudited)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.3900	$0.0000	$0.0000	$0.3900

August 2025	$0.4000	$0.0000	$0.0000	$0.4000

September 2025	$0.3800	$0.0000	$0.0000	$0.3800

October 2025	$0.4100	$0.0000	$0.0000	$0.4100

November 2025	$0.3600	$0.0000	$0.0000	$0.3600

December 2025	$0.4200	$0.0000	$0.0000	$0.4200

PIMCO Active Bond Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.4000	$0.0000	$0.0000	$0.4000

August 2025	$0.4000	$0.0000	$0.0000	$0.4000

September 2025	$0.4000	$0.0000	$0.0000	$0.4000

October 2025	$0.4200	$0.0000	$0.0000	$0.4200

November 2025	$0.4000	$0.0000	$0.0000	$0.4000

December 2025	$0.4000	$0.0000	$0.0000	$0.4000

PIMCO Enhanced Low Duration Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.3800	$0.0000	$0.0000	$0.3800

August 2025	$0.3700	$0.0000	$0.0000	$0.3700

September 2025	$0.3700	$0.0000	$0.0000	$0.3700

October 2025	$0.3700	$0.0000	$0.0000	$0.3700

November 2025	$0.3600	$0.0000	$0.0000	$0.3600

December 2025	$0.3389	$0.0000	$0.0111	$0.3500

PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.3600	$0.0000	$0.0000	$0.3600

August 2025	$0.3500	$0.0000	$0.0000	$0.3500

September 2025	$0.3500	$0.0000	$0.0000	$0.3500

October 2025	$0.3600	$0.0000	$0.0000	$0.3600

November 2025	$0.3200	$0.0000	$0.0000	$0.3200

December 2025	$0.3100	$0.0000	$0.0000	$0.3100

PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.3800	$0.0000	$0.0000	$0.3800

August 2025	$0.3800	$0.0000	$0.0000	$0.3800

September 2025	$0.3800	$0.0000	$0.0000	$0.3800

October 2025	$0.3800	$0.0000	$0.0000	$0.3800

November 2025	$0.3700	$0.0000	$0.0000	$0.3700

December 2025	$0.3600	$0.0000	$0.0000	$0.3600

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1400	$0.0000	$0.0000	$0.1400

August 2025	$0.1500	$0.0000	$0.0000	$0.1500

September 2025	$0.1400	$0.0000	$0.0000	$0.1400

October 2025	$0.1600	$0.0000	$0.0000	$0.1600

November 2025	$0.1300	$0.0000	$0.0000	$0.1300

December 2025	$0.1500	$0.0000	$0.0000	$0.1500

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	209

Distribution Information	(Cont.)

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.2000	$0.0000	$0.0000	$0.2000

August 2025	$0.2300	$0.0000	$0.0000	$0.2300

September 2025	$0.2200	$0.0000	$0.0000	$0.2200

October 2025	$0.2200	$0.0000	$0.0000	$0.2200

November 2025	$0.2000	$0.0000	$0.0000	$0.2000

December 2025	$0.2000	$0.0000	$0.0000	$0.2000

PIMCO Multisector Bond Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1300	$0.0000	$0.0000	$0.1300

August 2025	$0.1400	$0.0000	$0.0000	$0.1400

September 2025	$0.1400	$0.0000	$0.0000	$0.1400

October 2025	$0.1400	$0.0000	$0.0000	$0.1400

November 2025	$0.1291	$0.0000	$0.0009	$0.1300

December 2025	$0.1299	$0.0000	$0.0001	$0.1300

PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1400	$0.0000	$0.0000	$0.1400

August 2025	$0.1400	$0.0000	$0.0000	$0.1400

September 2025	$0.1400	$0.0000	$0.0000	$0.1400

October 2025	$0.1500	$0.0000	$0.0000	$0.1500

November 2025	$0.1500	$0.0000	$0.0000	$0.1500

December 2025	$0.1500	$0.0000	$0.0000	$0.1500

PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.2400	$0.0000	$0.0000	$0.2400

August 2025	$0.2400	$0.0000	$0.0000	$0.2400

September 2025	$0.2400	$0.0000	$0.0000	$0.2400

October 2025	$0.2400	$0.0000	$0.0000	$0.2400

November 2025	$0.2400	$0.0000	$0.0000	$0.2400

December 2025	$0.2500	$0.0000	$0.0000	$0.2500

PIMCO Senior Loan Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.3000	$0.0000	$0.0000	$0.3000

August 2025	$0.3200	$0.0000	$0.0000	$0.3200

September 2025	$0.3500	$0.0000	$0.0000	$0.3500

October 2025	$0.3900	$0.0000	$0.0000	$0.3900

November 2025	$0.3900	$0.0000	$0.0000	$0.3900

December 2025	$0.3900	$0.0000	$0.0000	$0.3900

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1200	$0.0000	$0.0000	$0.1200

August 2025	$0.1200	$0.0000	$0.0000	$0.1200

September 2025	$0.1200	$0.0000	$0.0000	$0.1200

October 2025	$0.1400	$0.0000	$0.0000	$0.1400

November 2025	$0.1100	$0.0000	$0.0000	$0.1100

December 2025	$0.1200	$0.0000	$0.0000	$0.1200

210	PIMCO ETF TRUST

(Unaudited)

PIMCO Ultra Short Government Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.3700	$0.0000	$0.0000	$0.3700

August 2025	$0.3700	$0.0000	$0.0000	$0.3700

September 2025	$0.4000	$0.0000	$0.0000	$0.4000

October 2025	$0.3800	$0.0000	$0.0000	$0.3800

November 2025	$0.3400	$0.0000	$0.0000	$0.3400

December 2025	$0.3200	$0.0000	$0.0000	$0.3200

PIMCO Commodity Strategy Active Exchange- Traded Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2025	$0.2100	$0.0000	$0.0000	$0.2100

December 2025	$0.2200	$0.0000	$0.0000	$0.2200

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	211

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

212	PIMCO ETF TRUST

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	DECEMBER 31, 2025	213

Approval of Investment Management Agreement (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

In addition, the Board considered and unanimously approved the renewal of the investment management agreement between PIMCO and PIMCO Cayman Commodity Fund CMDT, Ltd., the wholly-owned subsidiary (the “Subsidiary”) of PIMCO Commodity Strategy Active Exchange-Traded Fund (the “Subsidiary Agreement”), for an additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Funds. In considering whether to approve the renewal of the Agreement, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; management fees; financial information for PIMCO; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreement and Subsidiary Agreement.

With respect to the Subsidiary Agreement, the Trustees considered that PIMCO Commodity Strategy Active Exchange-Traded Fund may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiary pursuant to the Subsidiary Agreement in the same manner as it does for that Fund under the Investment Management Agreement. The Trustees also considered that, with respect to the Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to the Subsidiary is not positively impacted as a result of the Subsidiary Agreement. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreement collectively with their consideration of the continuation of the Agreement.

(b) Review Process In connection with considering the renewal of the Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreement. In connection with its review of the Agreement, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds, where appropriate. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreement, but is not intended to summarize all of the factors considered by the Board.

214	PIMCO ETF TRUST

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel and Resources The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Agreement. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiary.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreement and Subsidiary Agreement are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Agreement.

The Board considered the terms of the Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”). The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for the Funds for which it was believed that Morningstar provided a better comparison.

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group, where appropriate, and relevant to a specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report.

The Board reviewed materials indicating that, on a net-of-fees basis, performance has generally been strong for the active fixed income funds over the three-, five-, and/or ten -year periods ended March 31, 2025. The Board also reviewed information that showed that, certain index Funds underperformed their performance index, but that PIMCO did not expect such Funds, for structural reasons, to outperform their performance index on a net-of-fees basis over longer time horizons. PIMCO reported to the Board about the reasons for the underperformance of certain Funds and actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly

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Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)

relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreement and the Subsidiary Agreement, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreement and the Subsidiary Agreement.

4. MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds to scale at the outset. The Board noted that PIMCO generally seeks to price new funds competitively against the median total expense ratios of the respective Broadridge peer group, if available, while acknowledging that a fee premium may be appropriate for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate due to competitive positioning considerations, observed long-term notable underperformance and significant misalignments with the level or quality of services being provided or a change in the overall strategic positioning of the Funds.

The Board reviewed the management fees and total expense ratios (including total expense ratios net of fee waivers and expense limitation agreements, as applicable) of the Funds (excluding, as may be applicable, extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fees, the Board reviewed data from the Broadridge Report that compared the average and median management fees of other funds in a “Peer Group” of comparable funds, where appropriate, as well as the universe of other similar funds. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place for certain of the Funds, and also noted the fee waivers in place with respect to the management fee that might result from investments in the Subsidiary. The Board compared each Fund’s total expense ratio to other funds in the Broadridge Report “Expense Group” and found each Fund’s total expense ratio to be reasonable.

The Board also reviewed data comparing the Funds’ management fees to the fee rates PIMCO charges to open-end registered funds, and non-U.S. registered funds, separate accounts, sub-advised clients, collective investment trusts, and to other investment companies with similar investment strategies, although, in the case of a number of Funds in the Trust, PIMCO does not currently manage separate accounts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding the fee rates charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures such services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency and printing costs. The Board considered that the unified fee leads to Fund fees that are fixed over the contract period, rather than variable.

216	PIMCO ETF TRUST

(Unaudited)

The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services provided, and that the unified fee represents, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found the total expense ratios of each Fund to be reasonable.

The Trustees also considered the management fees charged to the Funds that invest in other investment companies and the services provided in exchange for such fees. The Trustees determined that such services were in addition to the services provided to the underlying funds in which the Funds may invest and, therefore, such services were not duplicative of the services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for those Funds.

Based on the information presented by PIMCO and Broadridge, members of the Board determined, in the exercise of their business judgment, that the management fees charged by PIMCO under the Agreement and Subsidiary Agreement, and that the total expense ratio of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered the substantial investments PIMCO has made in order to support the operational and technological issues required to support exchange-traded funds as compared to traditional mutual funds, including enhancements related to the creation/redemption process and trade processing systems. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the management fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” expense structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. The Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any,

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Approval of Investment Management Agreement (N-CSR Item 11)	(Cont.)	(Unaudited)

through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board also noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO supported the renewal of the Agreement and the Subsidiary Agreement. The Independent Trustees and the Board as a whole concluded that the Agreement and the Subsidiary Agreement continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreement on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreement and the Subsidiary Agreement was in the best interests of the Funds and their shareholders.

218	PIMCO ETF TRUST

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

ETFFSTMSAR_123125

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act ) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the for open-end investment companies.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	March 5, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	March 5, 2026